UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   INVESTMENT COMPANY ACT FILE NUMBER 811-3447

                              SEI TAX EXEMPT TRUST

               (Exact name of registrant as specified in charter)
                                    --------


                               c/o CT Corporation
                                 101 Federal St.
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                           c/o SEI Investments Company
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

                                   COPIES TO:
                             Richard W. Grant, Esq.
                           Morgan, Lewis & Bockius LLP
                               1701 Market Street
                             Philadelphia, PA 19103

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-342-5734

                    DATE OF FISCAL YEAR END: AUGUST 31, 2006

                    DATE OF REPORTING PERIOD: AUGUST 31, 2006

ITEM 1.    REPORTS TO STOCKHOLDERS.

SEI New ways.
    New answers.(R)




--------------------------------------------------------------------------------


SEI Tax Exempt Trust

--------------------------------------------------------------------------------

Annual Report as of August 31, 2006

--------------------------------------------------------------------------------

Tax Free Fund

Institutional Tax Free Fund

Massachusetts Tax Free Money Market Fund

Intermediate-Term Municipal Fund

Short Duration Municipal Fund

Pennsylvania Municipal Bond Fund

Massachusetts Municipal Bond Fund

New Jersey Municipal Bond Fund

New York Municipal Bond Fund

California Municipal Bond Fund




--------------------------------------------------------------------------------

TABLE OF CONTENTS




--------------------------------------------------------------------------------

Letter to Shareholders                                                         1
--------------------------------------------------------------------------------
Management's Discussion and Analysis of Fund Performance                       2
--------------------------------------------------------------------------------
Report of Independent Registered Public Accounting Firm                        9
--------------------------------------------------------------------------------
Statements of Net Assets                                                      10
--------------------------------------------------------------------------------
Statements of Operations                                                      82
--------------------------------------------------------------------------------
Statements of Changes in Net Assets                                           84
--------------------------------------------------------------------------------
Financial Highlights                                                          88
--------------------------------------------------------------------------------
Notes to Financial Statements                                                 91
--------------------------------------------------------------------------------
Trustees and Officers of the Trust                                            98
--------------------------------------------------------------------------------
Disclosure of Fund Expenses                                                  102
--------------------------------------------------------------------------------
Board of Trustees Considerations in Approving the Continuation
of Advisory and Sub-Advisory Agreements                                      104
--------------------------------------------------------------------------------
Notice to Shareholders                                                       106
--------------------------------------------------------------------------------




The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust's Forms N-Q will be available on the Commission's web site at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Since the Funds in SEI Tax Exempt Trust typically hold only fixed income securities, they generally are not expected to hold securities for which they may be required to vote proxies. Regardless, in light of the possibility that a Fund could hold a security for which a proxy is voted, the Trust has adopted proxy voting policies. A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available
(i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission's website at http://www.sec.gov.

SEI TAX EXEMPT TRUST -- AUGUST 31, 2006


Letter to Shareholders


TO OUR SHAREHOLDERS:

Domestic financial markets enjoyed generally positive returns for the fiscal year that ended August 31, 2006. Despite concerns that a devastating hurricane season and a slowing housing market would slow the economy, economic growth advanced over the course of the fiscal year. Concerns that rising commodity prices, especially rising oil prices would slow consumer spending and force inflation higher were not as drastic as predicted. Heightened geopolitical tensions in the Middle East and the Korean Peninsula helped keep upward pressure on oil prices, but did not cause any far reaching financial contagion.

The Fed continued with its tighter monetary policy by raising short-term rates in 0.25% increments at seven of its eight meetings during the fiscal year, finally pausing at its August 2006 meeting, after 17 consecutive rate hikes. New Fed chairman Ben Bernanke indicated that future Fed policy will be data dependent, which could add some volatility to the fixed income markets in the future. Moving forward the financial markets will be focused on the extent of the housing market slow down and its impact on consumer spending. Inflation remained elevated, but not out of the comfort zone of a majority of Fed officials.

On behalf of SEI Investments, I want to thank you for your confidence in the SEI Tax Exempt Trust. My colleagues and I continue to diligently work to maintain that trust, and we look forward to serving your investment needs in the future.


Sincerely,

/s/ Robert A. Nesher

Robert A. Nesher
President




--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2006                         1

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI TAX EXEMPT TRUST -- AUGUST 31, 2006

Intermediate-Term Municipal Fund

General Market Overview

The tighter monetary policy stance of the Federal Reserve Bank ("Fed") continued with the Federal Open Market Committee ("FOMC") raising the federal funds rate in 0.25% increments at seven of their eight meetings during the year, finally pausing at its August 2006, meeting. At 17 of the last 18 FOMC meetings the federal funds rate has been raised in 0.25% increments to help moderate economic growth and to contain inflation. While inflation moved to the outer bounds of the Fed's comfort level, new Fed Chairman Bernanke communicated to the financial markets that the Fed believes slowing economic growth will help contain inflation moving forward. The flattening of the municipal yield curve continued, with short-term yields moving higher in a greater magnitude than long-term yields. Early in the fiscal year, several hurricanes caused extensive damage throughout the gulf coast, raising concerns about the condition of municipal finances and their impact on overall economic growth. Fortunately, the hurricanes had a limited impact on municipal finances and with the rebound in economic activity in the first quarter of 2006, caused only a temporary slow-down in overall economic activity. The economy continued to expand despite rising commodity prices, most notably a rise in the price of oil, which resulted from heightened geopolitical tensions. Throughout the current fiscal year, surging tax receipts improved municipal finances and caused credit quality spreads to tighten. As in fiscal year 2005, revenue bonds posted the highest returns with bonds backed by tobacco companies pursuant to the Master Settlement Agreement between the State's and the tobacco companies. These bonds outpaced the market due to an improved litigation environment. Higher yielding hospital bonds performed strongly, while the more defensive sectors such as housing and pre-refunded bonds lagged. Issuance was down from last year's record pace, with budget surpluses outnumbering budget deficits resulting in less need to issue debt. Demand was strong, as retail investors returned to the market with yields rising early in the year and the belief that the Fed was nearing completion of raising rates later in the year. Despite outperforming treasury bonds during the year, municipals remained attractive relative to other fixed income investments on an after-tax basis.

Fund Performance Overview

For the fiscal year ended August 31, 2006 the SEI Tax Exempt Trust Intermediate-Term Municipal Fund, Class A (the "Fund") posted a return of 2.18% versus a 2.29% for the blended Lehman Brothers 3-10 Year Blended Municipal Bond Index and 2.48% for the Lehman Brothers 3-15 Year Blended Municipal Bond Index (the "Benchmark"). The Fund's more defensive posture reflected in its overweight to water & sewer bonds, detracted from returns with other sectors producing higher returns. Holdings in bonds issued by Puerto Rico underperformed due to budget deficits that resulted in a rating downgrade. An overweight to bonds backed by tobacco payments to the Master Settlement Agreement which outpaced the returns of the overall market, enhanced Fund returns. An overweight to the outperforming hospital sector and an underweight to the underperforming pre-refunded sector added to returns. With the long-end of the municipal yield curve producing the highest returns, the Fund's overweight to this segment of the yield curve enhanced returns. Security selection in the tax-backed sector was also positive, as the Fund was overweight to the outperforming California tax-backed sector.

Intermediate-Term Municipal Fund:

AVERAGE ANNUAL TOTAL RETURN1,2
--------------------------------------------------------------------------------
                                       Average   Average   Average
                                        Annual    Annual    Annual   Annualized
                            One Year    3-Year    5-Year   10-Year    Inception
                              Return    Return    Return    Return      to Date
--------------------------------------------------------------------------------
Intermediate-Term
Municipal Fund, Class A         2.18%     3.29%     3.65%     4.81%        5.36%
--------------------------------------------------------------------------------

Comparison of Change in the Value of a $10,000 Investment in the Intermediate-Term Municipal Fund, Class A, versus the Lehman Brothers 3-15 Year Blended Municipal Bond Index3 and the Lehman Brothers 3-10 Year Blended Municipal Bond Index4

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

            Intermediate-Term      Lehman Brothers           Lehman Brothers
             Municipal Fund,      3-15 Year Blended         3-10 Year Blended
                 Class A         Municipal Bond Index     Municipal Bond Index

8/31/96          $10,000               $10,000                  $10,000
8/31/97          $10,793               $10,841                  $10,763
8/31/98          $11,570               $11,699                  $11,539
8/31/99          $11,648               $11,861                  $11,749
8/31/00          $12,314               $12,633                  $12,453
8/31/01          $13,378               $13,841                  $13,586
8/31/02          $14,194               $14,757                  $14,473
8/31/03          $14,522               $15,244                  $14,933
8/31/04          $15,296               $16,228                  $15,777
8/31/05          $15,661               $16,797                  $16,197
8/31/06          $16,003               $17,241                  $16,597

1 For the periods ended August 31, 2006. Past performance is no indication of future performance. Shares of the Fund were offered beginning September 5, 1989.

2 Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3 The Fund changed its benchmark in March 2006 to the Lehman Brothers 3-15 Year
  Blended Municipal Bond Index, an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and at least $5 million in principal amount outstanding.

4 The Lehman Brothers 3-10 Year Blended Municipal Bond Index is a rules-based, market-value-weighted index engineered for the intermediate-term tax exempt investor. The Index is derived from a combination of the Lehman Brothers 3, 5, 7 and 10 year municipal Indices. These Indices have four main sectors: general obligation, revenue, insured and pre-refunded bonds.
--------------------------------------------------------------------------------
2                         SEI Tax Exempt Trust / Annual Report / August 31, 2006

Short Duration Municipal Fund

General Market Overview

The tighter monetary policy stance of the Federal Reserve Bank ("Fed") continued with the Federal Open Market Committee ("FOMC") raising the federal funds rate in 0.25% increments at seven of their eight meetings during the year, finally pausing at its August 2006, meeting. At 17 of the last 18 FOMC meetings the federal funds rate has been raised in 0.25% increments to help moderate economic growth and to contain inflation. While inflation moved to the outer bounds of the Fed's comfort level, new Fed Chairman Bernanke communicated to the financial markets that the Fed believes slowing economic growth will help contain inflation moving forward. The flattening of the municipal yield curve continued, with short-term yields moving higher in a greater magnitude than long-term yields. Early in the fiscal year, several hurricanes caused extensive damage throughout the gulf coast, raising concerns about the condition of municipal finances and their impact on overall economic growth. Fortunately, the hurricanes had a limited impact on municipal finances and with the rebound in economic activity in the first quarter of 2006, caused only a temporary slow-down in overall economic activity. The economy continued to expand despite rising commodity prices, most notably a rise in the price of oil, which resulted from heightened geopolitical tensions. Throughout the current fiscal year, surging tax receipts improved municipal finances and caused credit quality spreads to tighten. As in fiscal year 2005, revenue bonds posted the highest returns with bonds backed by tobacco companies pursuant to the Master Settlement Agreement between the State's and the tobacco companies. These bonds outpaced the market due to an improved litigation environment. Higher yielding hospital bonds performed strongly, while the more defensive sectors such as housing and pre-refunded bonds lagged. Issuance was down from last year's record pace, with budget surpluses outnumbering budget deficits resulting in less need to issue debt. Demand was strong, as retail investors returned to the market with yields rising early in the year and the belief that the Fed was nearing completion of raising rates later in the year. Despite outperforming treasury bonds during the year, municipals remained attractive relative to other fixed income investments on an after-tax basis.

Fund Performance Overview

For the fiscal year ended August 31, 2006, the SEI Tax-Exempt Trust Short Duration Municipal Bond Fund, Class A, (the "Fund") posted a total return of 2.33% versus 2.57% for the Lehman Brothers 1-Year Municipal Bond Index (the "Benchmark"). Detracting from returns over the period, was the Fund's overweight to the underperforming 2-3 year segment of the municipal yield curve. A slightly shorter duration posture enhanced returns with short-term municipal yields rising. Security selection within the revenue sector benefited relative performance.

Short Duration Municipal Fund:

AVERAGE ANNUAL TOTAL RETURN1,2
--------------------------------------------------------------------------------
                                                                     Annualized
                                                      One Year        Inception
                                                        Return          to Date
--------------------------------------------------------------------------------
Short Duration Municipal Fund, Class A                    2.33%            1.47%
--------------------------------------------------------------------------------

Comparison of Change in the Value of a $10,000 Investment in the Short Duration Municipal Fund, Class A, versus the Lehman Brothers 1-Year Municipal Bond Index3

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                   Short Duration          Lehman Brothers
                   Municipal Fund,         1-Year Municipal
                       Class A                Bond Index

11/13/03               $10,000                 $10,000
 8/31/04               $10,095                 $10,122
 8/31/05               $10,179                 $10,215
 8/31/06               $10,416                 $10,477

1 For the period ended August 31, 2006. Past performance is no indication of future performance. Shares of the Fund were offered beginning November 13, 2003.

2 Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3 The Lehman Brothers 1-Year Municipal Bond Index is a rules-based, market-value-weighted index engineered for the short-term tax exempt bond market. The index has four main sectors: general obligation, revenue, insured and pre-refunded bonds.


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2006                         3

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI TAX EXEMPT TRUST -- AUGUST 31, 2006

Pennsylvania Municipal Bond Fund

General Market Overview

The tighter monetary policy stance of the Federal Reserve Bank ("Fed") continued with the Federal Open Market Committee ("FOMC") raising the federal funds rate in 0.25% increments at seven of their eight meetings during the year, finally pausing at its August 2006, meeting. At 17 of the last 18 FOMC meetings the federal funds rate has been raised in 0.25% increments to help moderate economic growth and to contain inflation. While inflation moved to the outer bounds of the Fed's comfort level, new Fed Chairman Bernanke communicated to the financial markets that the Fed believes slowing economic growth will help contain inflation moving forward. The flattening of the municipal yield curve continued, with short-term yields moving higher in a greater magnitude than long-term yields. Early in the fiscal year, several hurricanes caused extensive damage throughout the gulf coast, raising concerns about the condition of municipal finances and their impact on overall economic growth. Fortunately, the hurricanes had a limited impact on municipal finances and with the rebound in economic activity in the first quarter of 2006, caused only a temporary slow-down in overall economic activity. The economy continued to expand despite rising commodity prices, most notably a rise in the price of oil, which resulted from heightened geopolitical tensions. Throughout the current fiscal year, surging tax receipts improved municipal finances and caused credit quality spreads to tighten. As in fiscal year 2005, revenue bonds posted the highest returns with bonds backed by tobacco companies pursuant to the Master Settlement Agreement between the State's and the tobacco companies. These bonds outpaced the market due to an improved litigation environment. Higher yielding hospital bonds performed strongly, while the more defensive sectors such as housing and pre-refunded bonds lagged. Issuance was down from last year's record pace, with budget surpluses outnumbering budget deficits resulting in less need to issue debt. Demand was strong, as retail investors returned to the market with yields rising early in the year and the belief that the Fed was nearing completion of raising rates later in the year. Despite outperforming treasury bonds during the year, municipals remained attractive relative to other fixed income investments on an after-tax basis.

Fund Performance Overview

For the fiscal year ended August 31, 2006, the SEI Tax-Exempt Trust Pennsylvania Municipal Bond Fund, Class A, (the "Fund") posted a total return of 2.31% versus 2.49% for the Lehman Brothers MF Pennsylvania Intermediate Municipal Index (the "Benchmark"). An overweight to higher coupon more defensive bonds in the housing sector subtracted from performance. Holdings in bonds issued by Puerto Rico underperformed due to budget deficits that resulted in a rating downgrade. Enhancing returns was the Fund's allocation and security selection in the hospital sector. Hospital bonds outperformed, as investors had a preference for the highest yielding securities in a low rate environment. The Fund also benefited from security selection within the AA rated segment of the market.

Pennsylvania Municipal Bond Fund:

AVERAGE ANNUAL TOTAL RETURN1,2
--------------------------------------------------------------------------------
                                     Average    Average    Average
                                      Annual     Annual     Annual   Annualized
                         One Year     3-Year     5-Year    10-Year    Inception
                           Return     Return     Return     Return      to Date
--------------------------------------------------------------------------------
Pennsylvania Municipal
Bond Fund, Class A           2.31%      3.43%      4.07%       N/A         4.40%
--------------------------------------------------------------------------------
Pennsylvania Municipal
Bond Fund, Class B           2.43%      3.55%      4.19%      5.11%        5.61%
--------------------------------------------------------------------------------

Comparison of Change in the Value of a $10,000 Investment in the Pennsylvania Municipal Bond Fund, Class A and Class B, versus the Lehman Brothers MF Pennsylvania Intermediate Municipal Index3

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                                              Lehman Brothers
                                              MF Pennsylvania
                  Pennsylvania Municipal        Intermediate
                    Bond Fund, Class A        Municipal Index

8/26/98                  $10,000                  $10,000
8/31/99                  $10,091                  $10,170
8/31/00                  $10,672                  $10,779
8/31/01                  $11,563                  $11,770
8/31/02                  $12,329                  $12,605
8/31/03                  $12,758                  $13,038
8/31/04                  $13,411                  $13,825
8/31/05                  $13,797                  $14,243
8/31/06                  $14,116                  $14,597

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                                              Lehman Brothers
                                              MF Pennsylvania
                  Pennsylvania Municipal        Intermediate
                    Bond Fund, Class B        Municipal Index

8/31/96                  $10,000                  $10,000
8/31/97                  $10,808                  $10,766
8/31/98                  $11,590                  $11,607
8/31/99                  $11,669                  $11,773
8/31/00                  $12,344                  $12,478
8/31/01                  $13,403                  $13,625
8/31/02                  $14,308                  $14,593
8/31/03                  $14,823                  $15,093
8/31/04                  $15,601                  $16,005
8/31/05                  $16,069                  $16,488
8/31/06                  $16,459                  $16,899

1 For the periods ended August 31, 2006. Past performance is no indication of future performance. Class A and Class B shares were offered beginning August 26, 1998 and August 14, 1989, respectively.

2 Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3 The Lehman Brothers MF Pennsylvania Intermediate Municipal Index is a subset of the Lehman Brothers Municipal Bond Index, an unmanaged, broad-based statistical composite of municipal bonds, and is comprised primarily of bond obligations of the state and local governments of Pennsylvania and their agencies, with maturities between 5 and 10 years.
--------------------------------------------------------------------------------
4                         SEI Tax Exempt Trust / Annual Report / August 31, 2006

Massachusetts Municipal Bond Fund

General Market Overview

The tighter monetary policy stance of the Federal Reserve Bank ("Fed") continued with the Federal Open Market Committee ("FOMC") raising the federal funds rate in 0.25% increments at seven of their eight meetings during the year, finally pausing at its August 2006, meeting. At 17 of the last 18 FOMC meetings the federal funds rate has been raised in 0.25% increments to help moderate economic growth and to contain inflation. While inflation moved to the outer bounds of the Fed's comfort level, new Fed Chairman Bernanke communicated to the financial markets that the Fed believes slowing economic growth will help contain inflation moving forward. The flattening of the municipal yield curve continued, with short-term yields moving higher in a greater magnitude than long-term yields. Early in the fiscal year, several hurricanes caused extensive damage throughout the gulf coast, raising concerns about the condition of municipal finances and their impact on overall economic growth. Fortunately, the hurricanes had a limited impact on municipal finances and with the rebound in economic activity in the first quarter of 2006, caused only a temporary slow-down in overall economic activity. The economy continued to expand despite rising commodity prices, most notably a rise in the price of oil, which resulted from heightened geopolitical tensions. Throughout the current fiscal year, surging tax receipts improved municipal finances and caused credit quality spreads to tighten. As in fiscal year 2005, revenue bonds posted the highest returns with bonds backed by tobacco companies pursuant to the Master Settlement Agreement between the State's and the tobacco companies. These bonds outpaced the market due to an improved litigation environment. Higher yielding hospital bonds performed strongly, while the more defensive sectors such as housing and pre-refunded bonds lagged. Issuance was down from last year's record pace, with budget surpluses outnumbering budget deficits resulting in less need to issue debt. Demand was strong, as retail investors returned to the market with yields rising early in the year and the belief that the Fed was nearing completion of raising rates later in the year. Despite outperforming treasury bonds during the year, municipals remained attractive relative to other fixed income investments on an after-tax basis.

Fund Performance Overview

For the fiscal year ended August 31, 2006, the SEI Tax-Exempt Trust Massachusetts Municipal Bond Fund, Class A, (the "Fund") posted a total return of 1.96% versus 2.56% for the Lehman Brothers MF Massachusetts Intermediate Municipal Index (the "Benchmark"). The Fund's more defensive posture reflected in its overweight to education bonds, detracted from returns with other sectors producing higher returns. Holdings in bonds issued by Puerto Rico underperformed due to budget deficits that resulted in a rating downgrade. An overweight to revenue bonds and security selection within the sector, contributed positively to returns. Hospital bonds outperformed, as investors looked for the additional yield provided by these securities. The Fund's overweight and security selection aided returns. Yield curve positioning was positive, with the Fund's overweight to the long-end of the outperforming municipal yield curve.

Massachusetts Municipal Bond Fund:

AVERAGE ANNUAL TOTAL RETURN1,2
--------------------------------------------------------------------------------
                                                 Average   Average
                                                  Annual    Annual   Annualized
                                      One Year    3-Year    5-Year    Inception
                                        Return    Return    Return      to Date
--------------------------------------------------------------------------------
Massachusetts Municipal
Bond Fund, Class A                        1.96%     3.51%     3.83%        4.30%
--------------------------------------------------------------------------------

Comparison of Change in the Value of a $10,000 Investment in the Massachusetts Municipal Bond Fund, Class A, versus the Lehman Brothers MF Massachusetts Intermediate Municipal Index3

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                    Massachusetts        Lehman Brothers
                      Municipal         MF Massachusetts
                     Bond Fund,           Intermediate
                      Class A            Municipal Index

8/19/98               $10,000                $10,000
8/31/99               $10,060                $10,217
8/31/00               $10,637                $10,843
8/31/01               $11,615                $11,896
8/31/02               $12,341                $12,755
8/31/03               $12,642                $13,170
8/31/04               $13,389                $13,995
8/31/05               $13,749                $14,400
8/31/06               $14,019                $14,768

1 For the periods ended August 31, 2006. Past performance is no indication of future performance. Shares of the Fund were offered beginning August 19, 1998.

2 Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3 The Lehman Brothers MF Massachusetts Intermediate Municipal Index is a subset of the Lehman Brothers Municipal Bond Index, an unmanaged, broad-based statistical composite of municipal bonds, and is comprised primarily of bond obligations of the state and local governments of Massachusetts and their agencies, with maturities between 5 and 10 years.


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2006                         5

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI TAX EXEMPT TRUST -- AUGUST 31, 2006

New Jersey Municipal Bond Fund

General Market Overview

The tighter monetary policy stance of the Federal Reserve Bank ("Fed") continued with the Federal Open Market Committee ("FOMC") raising the federal funds rate in 0.25% increments at seven of their eight meetings during the year, finally pausing at its August 2006, meeting. At 17 of the last 18 FOMC meetings the federal funds rate has been raised in 0.25% increments to help moderate economic growth and to contain inflation. While inflation moved to the outer bounds of the Fed's comfort level, new Fed Chairman Bernanke communicated to the financial markets that the Fed believes slowing economic growth will help contain inflation moving forward. The flattening of the municipal yield curve continued, with short-term yields moving higher in a greater magnitude than long-term yields. Early in the fiscal year, several hurricanes caused extensive damage throughout the gulf coast, raising concerns about the condition of municipal finances and their impact on overall economic growth. Fortunately, the hurricanes had a limited impact on municipal finances and with the rebound in economic activity in the first quarter of 2006, caused only a temporary slow-down in overall economic activity. The economy continued to expand despite rising commodity prices, most notably a rise in the price of oil, which resulted from heightened geopolitical tensions. Throughout the current fiscal year, surging tax receipts improved municipal finances and caused credit quality spreads to tighten. As in fiscal year 2005, revenue bonds posted the highest returns with bonds backed by tobacco companies pursuant to the Master Settlement Agreement between the State's and the tobacco companies. These bonds outpaced the market due to an improved litigation environment. Higher yielding hospital bonds performed strongly, while the more defensive sectors such as housing and pre-refunded bonds lagged. Issuance was down from last year's record pace, with budget surpluses outnumbering budget deficits resulting in less need to issue debt. Demand was strong, as retail investors returned to the market with yields rising early in the year and the belief that the Fed was nearing completion of raising rates later in the year. Despite outperforming treasury bonds during the year, municipals remained attractive relative to other fixed income investments on an after-tax basis.

Fund Performance Overview

For the fiscal year ended August 31, 2006 the SEI Tax-Exempt Trust New Jersey Municipal Bond Fund, Class A (the "Fund") posted a return of 1.83% versus 2.47% for the Lehman Brothers 3-10 Year Intermediate Municipal Bond Index (the "Benchmark"). An underweight to the revenue bond sector detracted from performance as investor demand for higher yielding securities in a low nominal yield environment propelled revenue bonds to the best sector performance in the municipal market. Issue selection in the hospital sector enhanced performance, as investors displayed a preference for the highest yielding bonds in a low rate environment. A slightly longer duration posture added to returns with yields rising over the course of the fiscal year.

New Jersey Municipal Bond Fund:

AVERAGE ANNUAL TOTAL RETURN1,2
--------------------------------------------------------------------------------
                                                 Average   Average
                                                  Annual    Annual   Annualized
                                      One Year    3-Year    5-Year    Inception
                                        Return    Return    Return      to Date
--------------------------------------------------------------------------------
New Jersey Municipal
Bond Fund, Class A                        1.83%     2.96%     3.36%        4.02%
--------------------------------------------------------------------------------

Comparison of Change in the Value of a $10,000 Investment in the New Jersey Municipal Bond Fund, Class A, versus the Lehman Brothers 3-10 Year Intermediate Municipal Bond Index3

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                                              Lehman Brothers 3-10
                  New Jersey Municipal          Year Intermediate
                   Bond Fund, Class A         Municipal Bond Index

8/18/98                 $10,000                     $10,000
8/31/99                 $10,188                     $10,241
8/31/00                 $10,696                     $10,854
8/31/01                 $11,636                     $11,842
8/31/02                 $12,323                     $12,615
8/31/03                 $12,577                     $13,017
8/31/04                 $13,201                     $13,752
8/31/05                 $13,482                     $14,118
8/31/06                 $13,729                     $14,467

1 For the periods ended August 31, 2006. Past performance is no indication of future performance. Shares of the Fund were offered beginning August 18, 1998.

2 Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3 The Lehman Brothers 3-10 Year Intermediate Municipal Bond Index is a rules-based, market-value-weighted index engineered for the intermediate-term tax exempt investor. The Index is derived from a combination of the Lehman Brothers 3, 5, 7 and 10 year municipal Indices. These Indices have four main sectors: general obligation, revenue, insured and pre-refunded bonds.


--------------------------------------------------------------------------------
6                         SEI Tax Exempt Trust / Annual Report / August 31, 2006

New York Municipal Bond Fund

General Market Overview

The tighter monetary policy stance of the Federal Reserve Bank ("Fed") continued with the Federal Open Market Committee ("FOMC") raising the federal funds rate in 0.25% increments at seven of their eight meetings during the year, finally pausing at its August 2006, meeting. At 17 of the last 18 FOMC meetings the federal funds rate has been raised in 0.25% increments to help moderate economic growth and to contain inflation. While inflation moved to the outer bounds of the Fed's comfort level, new Fed Chairman Bernanke communicated to the financial markets that the Fed believes slowing economic growth will help contain inflation moving forward. The flattening of the municipal yield curve continued, with short-term yields moving higher in a greater magnitude than long-term yields. Early in the fiscal year, several hurricanes caused extensive damage throughout the gulf coast, raising concerns about the condition of municipal finances and their impact on overall economic growth. Fortunately, the hurricanes had a limited impact on municipal finances and with the rebound in economic activity in the first quarter of 2006, caused only a temporary slow-down in overall economic activity. The economy continued to expand despite rising commodity prices, most notably a rise in the price of oil, which resulted from heightened geopolitical tensions. Throughout the current fiscal year, surging tax receipts improved municipal finances and caused credit quality spreads to tighten. As in fiscal year 2005, revenue bonds posted the highest returns with bonds backed by tobacco companies pursuant to the Master Settlement Agreement between the State's and the tobacco companies. These bonds outpaced the market due to an improved litigation environment. Higher yielding hospital bonds performed strongly, while the more defensive sectors such as housing and pre-refunded bonds lagged. Issuance was down from last year's record pace, with budget surpluses outnumbering budget deficits resulting in less need to issue debt. Demand was strong, as retail investors returned to the market with yields rising early in the year and the belief that the Fed was nearing completion of raising rates later in the year. Despite outperforming treasury bonds during the year, municipals remained attractive relative to other fixed income investments on an after-tax basis.

Fund Performance Overview

For the fiscal year ended August 31, 2006, the SEI Tax-Exempt Trust New York Municipal Bond Fund, Class A, (the "Fund") posted a total return of 2.03% versus 2.63% for the Lehman Brothers MF New York Intermediate Municipal Index (the "Benchmark"). An underweight to general obligation bonds, especially those issued by New York City, was the primary driver of underperformance for the Fund during the fiscal year. Continued profitability in the financial services sector enabled New York City to improve its financial condition, which resulted in its bonds outperforming. An allocation to bonds issued by Puerto Rico subtracted from performance with Puerto Rico bonds underperforming New York bonds during the year. Enhancing performance was the Fund's yield curve posture. An overweight to the outperforming long-end segment of the municipal yield curve was positive.

New York Municipal Bond Fund:

AVERAGE ANNUAL TOTAL RETURN1,2
--------------------------------------------------------------------------------
                                                 Average   Average
                                                  Annual    Annual   Annualized
                                      One Year    3-Year    5-Year    Inception
                                        Return    Return    Return      to Date
--------------------------------------------------------------------------------
New York Municipal
Bond Fund, Class A                        2.03%     3.25%     3.64%        4.38%
--------------------------------------------------------------------------------

Comparison of Change in the Value of a $10,000 Investment in the New York Municipal Bond Fund, Class A, versus the Lehman Brothers MF New York Intermediate Municipal Index3

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                                               Lehman Brothers
                  New York Municipal       MF New York Intermediate
                  Bond Fund, Class A           Municipal Index

8/18/98                $10,000                    $10,000
8/31/99                $10,123                    $10,212
8/31/00                $10,746                    $10,877
8/31/01                $11,799                    $11,958
8/31/02                $12,471                    $12,683
8/31/03                $12,818                    $13,095
8/31/04                $13,564                    $13,967
8/31/05                $13,828                    $14,391
8/31/06                $14,109                    $14,770

1 For the periods ended August 31, 2006. Past performance is no indication of future performance. Shares of the Fund were offered beginning August 18, 1998.

2 Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3 The Lehman Brothers MF New York Intermediate Municipal Index is a subset of the Lehman Brothers Municipal Bond Index, an unmanaged, broad-based statistical composite of municipal bonds, and is comprised primarily of bond obligations of the state and local governments of New York and their agencies, with maturities between 5 and 10 years.


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2006                         7

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI TAX EXEMPT TRUST -- AUGUST 31, 2006

California Municipal Bond Fund

General Market Overview

The tighter monetary policy stance of the Federal Reserve Bank ("Fed") continued with the Federal Open Market Committee ("FOMC") raising the federal funds rate in 0.25% increments at seven of their eight meetings during the year, finally pausing at its August 2006, meeting. At 17 of the last 18 FOMC meetings the federal funds rate has been raised in 0.25% increments to help moderate economic growth and to contain inflation. While inflation moved to the outer bounds of the Fed's comfort level, new Fed Chairman Bernanke communicated to the financial markets that the Fed believes slowing economic growth will help contain inflation moving forward. The flattening of the municipal yield curve continued, with short-term yields moving higher in a greater magnitude than long-term yields. Early in the fiscal year, several hurricanes caused extensive damage throughout the gulf coast, raising concerns about the condition of municipal finances and their impact on overall economic growth. Fortunately, the hurricanes had a limited impact on municipal finances and with the rebound in economic activity in the first quarter of 2006, caused only a temporary slow-down in overall economic activity. The economy continued to expand despite rising commodity prices, most notably a rise in the price of oil, which resulted from heightened geopolitical tensions. Throughout the current fiscal year, surging tax receipts improved municipal finances and caused credit quality spreads to tighten. As in fiscal year 2005, revenue bonds posted the highest returns with bonds backed by tobacco companies pursuant to the Master Settlement Agreement between the State's and the tobacco companies. These bonds outpaced the market due to an improved litigation environment. Higher yielding hospital bonds performed strongly, while the more defensive sectors such as housing and pre-refunded bonds lagged. Issuance was down from last year's record pace, with budget surpluses outnumbering budget deficits resulting in less need to issue debt. Demand was strong, as retail investors returned to the market with yields rising early in the year and the belief that the Fed was nearing completion of raising rates later in the year. Despite outperforming treasury bonds during the year, municipals remained attractive relative to other fixed income investments on an after-tax basis.

Fund Performance Overview

For the fiscal year ended August 31, 2006, the SEI Tax-Exempt Trust California Municipal Bond Fund, Class A, (the "Fund") posted a total return of 2.03% versus 2.61% for the Lehman Brothers MF California Intermediate Municipal Index (the "Benchmark"). Continued economic expansion helped tax receipts surge in California resulting in another credit rating upgrade for the state. Within this environment, the Fund's underweight to bond's issued by the state was the primary driver of underperformance during the year. An overweight to the underperforming short-end of the municipal yield curve detracted from relative performance. Enhancing returns was the Fund's slightly longer duration posture in a rising rate environment. Security selection in BBB rated bonds added to returns, as investors had a preference for the highest yielding bonds in low rate environment.

California Municipal Bond Fund:

AVERAGE ANNUAL TOTAL RETURN1,2
--------------------------------------------------------------------------------
                                                 Average   Average
                                                  Annual    Annual   Annualized
                                      One Year    3-Year    5-Year    Inception
                                        Return    Return    Return      to Date
--------------------------------------------------------------------------------
California Municipal
Bond Fund, Class A                        2.03%     3.49%     3.49%        4.50%
--------------------------------------------------------------------------------

Comparison of Change in the Value of a $10,000 Investment in the California Municipal Bond Fund, Class A, versus the Lehman Brothers MF California Intermediate Municipal Index3

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                                           Lehman Brothers MF
                California Municipal     California Intermediate
                 Bond Fund, Class A          Municipal Index

8/19/98               $10,000                  $10,000
8/31/99               $10,320                  $10,255
8/31/00               $11,083                  $11,007
8/31/01               $11,991                  $11,943
8/31/02               $12,657                  $12,701
8/31/03               $12,844                  $12,970
8/31/04               $13,587                  $13,861
8/31/05               $13,954                  $14,335
8/31/06               $14,237                  $14,709

1 For the periods ended August 31, 2006. Past performance is no indication of future performance. Shares of the Fund were offered beginning August 19, 1998.

2 Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3 The Lehman Brothers MF California Intermediate Municipal Index is a subset of the Lehman Brothers Municipal Bond Index, an unmanaged, broad-based statistical composite of municipal bonds, and is comprised primarily of bond obligations of the state and local governments of California and their agencies, with maturities between 5 and 10 years.


--------------------------------------------------------------------------------
8                         SEI Tax Exempt Trust / Annual Report / August 31, 2006

SEI TAX EXEMPT TRUST -- AUGUST 31, 2006

Report of Independent Registered Public Accounting Firm

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF SEI TAX EXEMPT TRUST:

We have audited the accompanying statements of net assets of SEI Tax Exempt Trust, comprising the Tax Free, Institutional Tax Free, Massachusetts Tax Free Money Market, Intermediate-Term Municipal, Short Duration Municipal, Pennsylvania Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, New York Municipal Bond, and California Municipal Bond Funds, (collectively, the "funds"), as of August 31, 2006, and the related statements of operations and changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statements of changes in net assets for the year-ended August 31, 2005 and the financial highlights for the each of the years in the four-year period then ended were audited by other auditors. Those auditors expressed an unqualified opinion on those statements of changes in net assets and financial highlights in their report dated October 14, 2005.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2006, by correspondence with custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios comprising SEI Tax Exempt Trust as of August 31, 2006, the results of their operations, the changes in their net assets, and the financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.

                                                    /s/ KPMG LLP


Philadelphia, Pennsylvania
October 23, 2006




--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2006                         9

STATEMENT OF NET ASSETS

Tax Free Fund

August 31, 2006

--------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

SECTOR WEIGHTINGS (UNAUDITED)*:

19.2%  Education
18.8%  Industrial Development
16.6%  Healthcare
13.5%  General Revenue
12.6%  Housing
 6.1%  General Obligations
 3.3%  Public Facilities
 3.1%  Utilities
 2.2%  Water
 1.8%  Nursing Homes
 1.3%  Transportation
 0.9%  Board Bank Revenue
 0.4%  Airport
 0.2%  Power

* Percentages based on total investments.

--------------------------------------------------------------------------------
                                                 Face Amount              Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------

MUNICIPAL BONDS -- 99.3%

ALABAMA -- 1.6%
   Jefferson County, Sewer Revenue, Cl A,
      RB, FGIC (A)
           3.460%, 02/01/32                     $      9,900       $      9,900
   Lee County, Industrial Development
      Authority, Lifesouth Community
      Blood Center Project, RB (A) (B)
           3.410%, 12/01/19                              695                695
                                                                   ------------
                                                                         10,595
                                                                   ------------

ARIZONA -- 1.6%
   Maricopa County, Industrial
      Development Authority, Gran Victoria
      Housing Project, Ser A, RB (A) (C)
           3.420%, 04/15/30                              200                200
   Phoenix, Industrial Development
      Authority, Rancho LaDera Project,
      RB (A) (B)
           3.500%, 10/01/23                           10,300             10,300
                                                                   ------------
                                                                         10,500
                                                                   ------------

CALIFORNIA -- 0.4%
   California State, Educational Facilities
      Authority, Chapman University
      Project, RB (A) (B)
           3.350%, 12/01/30                              900                900
   Riverside County, Housing Authority,
      De Anza Villas Project, RB (A) (B)
           3.350%, 12/01/16                              205                205
   San Bernardino County, Housing
      Authority, Indian Knoll Apartments
      Project, Ser A, RB (A) (C)
           3.350%, 05/15/31                              270                270

--------------------------------------------------------------------------------
                                                 Face Amount              Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------

   San Diego County, Museum of Art
      Project, COP (A) (B)
           3.450%, 09/01/30                     $        600       $        600
   Three Valleys, Municipal Water District
      Authority, Miramar Water Treatment
      Plant Project, COP (A) (B)
           3.460%, 11/01/14                              200                200
   Westminster, Redevelopment Agency,
      Commercial Redevelopment Project
      No. 1, TAN, AMBAC (A)
           3.330%, 08/01/27                              295                295
                                                                   ------------
                                                                          2,470
                                                                   ------------

COLORADO -- 4.6%
   Arapahoe County, Water & Wastewater
      Authority, Refunding & Improvement
      Project, Ser A, RB (A) (B)
           3.440%, 12/01/33                            4,000              4,000
   Arvada, Water Authority, RB, FSA (A)
           3.750%, 11/01/20                            1,225              1,225
   Boulder, Health Facilities Authority,
      Community Hospital Project,
      RB (A) (B)
           3.580%, 10/01/30                           15,520             15,520
   Castlewood Ranch, Metropolitan
      District, GO (A) (B)
           3.450%, 12/01/31                            1,250              1,250
   Colorado Springs, Goodwill Industries
      of Colorado Springs Project,
      RB (A) (B)
           3.800%, 02/01/07                              245                245
   NBC, Metropolitan District Authority,
      GO (A) (B)
           3.460%, 12/01/30                            1,000              1,000
   Thornton, Multi-Family Housing
      Authority, Quaile Ridge Project,
      Ser A, RB (A) (B)
           3.700%, 04/01/10                              450                450
   Westminster, Ser 2784, COP,
      MBIA (A)
           3.450%, 12/01/25                            6,795              6,795
                                                                   ------------
                                                                         30,485
                                                                   ------------

CONNECTICUT -- 0.7%
   Bridgeport, TAN
           4.500%, 09/15/06                            3,600              3,601
   Winchester, BAN
           4.000%, 11/16/06                            1,300              1,302
                                                                   ------------
                                                                          4,903
                                                                   ------------


--------------------------------------------------------------------------------
10                        SEI Tax Exempt Trust / Annual Report / August 31, 2006

--------------------------------------------------------------------------------
                                                 Face Amount              Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------

DELAWARE -- 0.9%
   Delaware State, Economic
      Development Authority, School
      House Project, RB (A) (B)
           3.650%, 12/01/25                     $      3,850       $      3,850
   Delaware State, Economic
      Development Authority, Wilmington
      Montessori School Project,
      RB (A) (B)
           3.460%, 05/01/20                            2,470              2,470
                                                                   ------------
                                                                          6,320
                                                                   ------------

DISTRICT OF COLUMBIA -- 0.1%
   District of Columbia, Laboratory School
      Project, RB (A) (B)
           3.510%, 12/01/23                              600                600
                                                                   ------------

FLORIDA -- 2.4%
   Florida State, Multi-Family Housing
      Authority, Lakeside North Project,
      RB (A) (C)
           3.410%, 06/01/34                            2,800              2,800
   Jacksonville, Industrial Development
      Authority, Trailer Marine-Crowly
      Project, RB (A) (B)
           3.600%, 02/01/14                            3,600              3,600
   Miami-Dade County, Industrial
      Development Authority, Carrollton
      School Project, RB (A) (B)
           3.400%, 06/01/24                              700                700
   Miami-Dade County, Industrial
      Development Authority, Saral
      Publications Project, RB (A) (B)
           3.410%, 04/01/08                              300                300
   Miami-Dade County, School
      Board District, COP, FGIC
      Callable 08/01/13 @ 100 (A)
           3.450%, 08/01/21                            4,025              4,025
   Orange County, Multi-Family Housing
      Authority, Post Fountains Project,
      RB (A) (C)
           3.450%, 06/01/25                            1,000              1,000
   Sarasota County, Utility Systems
      Authority, RB, FGIC (A)
           3.450%, 10/01/10                            3,730              3,730
                                                                   ------------
                                                                         16,155
                                                                   ------------

GEORGIA -- 2.4%
   Bibb County, Refunding &
      Improvement Authority, Baptist
      Village Project, RB (A) (B)
           3.410%, 08/01/18                            2,500              2,500

--------------------------------------------------------------------------------
                                                 Face Amount              Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------

   Catoosa County, Industrial
      Development Authority, Galaxy
      Carpet Project, RB (A) (B)
           3.430%, 12/01/06                     $      6,500       $      6,500
   Cobb County, Residential Facilities
      for the Elderly, A.G. Rhodes Home
      Project, RB (A) (B)
           3.410%, 04/01/16                              565                565
   DeKalb County, Multi-Family Housing
      Authority, Woodhills Apartments
      Project, RB (A) (B)
           3.480%, 12/01/07                              450                450
   Fulton County, Development Authority,
      Arthritis Foundation Project,
      RB (A) (B)
           3.410%, 12/01/16                              835                835
   Fulton County, Multi-Family Housing
      Authority, Hampton Hills Apartments
      Project, RB (A) (C)
           3.420%, 06/01/23                            1,000              1,000
   Gainesville & Hall Counties, Senior
      Living Facilities, Lanier Village
      Project, Ser C, RB (A) (B)
           3.620%, 11/15/30                            1,200              1,200
   Gwinnett County, Development
      Authority, Wesleyan School
      Project, RB (A) (B)
           3.410%, 03/01/21                              700                700
   Gwinnett County, Multi-Family Housing
      Authority, Greens Apartments
      Project, RB (A) (C)
           3.450%, 06/15/25                              700                700
   Roswell, Multi-Family Housing
      Authority, Azalea Park Apartments
      Project, RB (A) (C)
           3.450%, 06/15/25                            1,500              1,500
   Savannah, Economic Development
      Authority, Westside Urban Health
      Center Project, Ser A, RB (A) (B)
           3.460%, 03/01/18                              105                105
                                                                   ------------
                                                                         16,055
                                                                   ------------

HAWAII -- 1.2%
   Hawaii State, GO, AMBAC (A)
           3.450%, 07/01/17                            8,105              8,105
                                                                   ------------

ILLINOIS -- 9.0%
   Central Lake County, Joint Action
      Project, Ser B18, RB, AMBAC (A)
           3.450%, 05/01/20                            1,395              1,395
   Chicago, Board of Education,
      Ser E, GO, FSA (A)
           3.410%, 03/01/15                           10,000             10,000


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2006                        11

STATEMENT OF NET ASSETS

August 31, 2006

--------------------------------------------------------------------------------
                                                 Face Amount              Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------

   Chicago, GO (A) (B)
           3.370%, 02/02/07                     $      2,800       $      2,800
   Chicago, Municipal Securities Trust
      Certificates, Ser 7016, Cl A, RB,
      FGIC (A)
           3.440%, 01/01/33                            7,500              7,500
   Cook County, Ser B11, GO, AMBAC (A)
           3.450%, 11/15/25                              490                490
   Illinois State, Development Financing
      Authority, Christian Brothers Services
      Project, RB (A) (B)
           3.650%, 05/01/20                            1,400              1,400
   Illinois State, Development Financing
      Authority, Creative Children's
      Academy Project, RB (A) (B)
           3.700%, 10/01/28                            2,500              2,500
   Illinois State, Development Financing
      Authority, World Communications
      Project, RB (A) (B)
           3.430%, 08/01/15                            1,400              1,400
   Illinois State, Educational Facilities
      Authority, Art Institute of Chicago
      Project, RB (A)
           3.460%, 03/01/27                              900                900
   Illinois State, Finance Authority, Public
      Project, Ser A, RB (A)
           3.500%, 04/01/07                            2,500              2,500
   Illinois State, Finance Authority, Rest
      Haven Christian Service Project,
      Ser B, RB (A) (B)
           3.420%, 11/15/34                            5,400              5,400
   Illinois State, Health Facilities Authority,
      Memorial Health Systems Project,
      RB (A) (B)
           3.620%, 10/01/22                            1,300              1,300
   Illinois State, Regional Transportation
      Authority, RB, FGIC (A)
           3.440%, 07/01/27                            6,000              6,000
   Lake County, Community Consolidated
      School District No. 73, Ser 329, GO,
      FGIC (A)
           3.480%, 12/01/14                            1,010              1,010
   Lakemoor, Multi-Family Housing
      Authority, Housing Mortgage
      Project, Ser C, RB (A) (B)
           3.520%, 12/01/20                            6,400              6,400
   Macon County, Industrial Development
      Authority, Decatur Family
      YMCA Project, RB (A)
           3.650%, 05/01/35                            4,400              4,400
   Skokie, Economic Development
      Authority, Skokie Fashion Square
      Project, RB (A) (B)
           3.785%, 12/01/14                            4,350              4,350
                                                                   ------------
                                                                         59,745
                                                                   ------------

--------------------------------------------------------------------------------
                                                 Face Amount              Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------

INDIANA -- 6.7%
   Carmel, Waterworks Authority,
      Ser B, BAN
           3.400%, 11/17/06                     $      4,000       $      4,000
   Concord, Community Schools, RAW
           3.750%, 12/29/06                            3,000              3,003
   East Porter County, School
      Building, Ser DB, RB (A)
           3.440%, 07/15/20                            5,275              5,275
   Elkhart County, Industrial Development
      Authority, Hubbard Hill Estates
      Project, RB (A) (B)
           3.600%, 11/01/21                              980                980
   Hamilton, Southeastern Schools,
      Ser 2682, RB, FSA (A)
           3.450%, 07/10/17                            6,505              6,505
   Indiana State, Development Finance
      Authority, Brebeuf Preparatory
      School Project, RB (A) (B)
           3.650%, 07/01/26                            3,400              3,400
   Indiana State, Development Finance
      Authority, Cathedral High School
      Project, RB (A) (B)
           3.620%, 09/01/26                              595                595
   Indiana State, Educational Facilities
      Authority, University of Evansville
      Project, Ser B, RB (A) (B)
           3.480%, 12/01/29                            1,900              1,900
   Indiana State, GCS School Building,
      RB, FSA (A)
           3.460%, 07/15/26                            3,400              3,400
   Indiana State, Health Facilities
      Financing Authority, Bethesda
      Living Center Project, Ser B,
      RB (A) (B)
           3.410%, 08/01/31                            2,405              2,405
   Indiana State, Health Facilities
      Financing Authority, Fayette
      Memorial Hospital Association
      Project, Ser A, RB (A) (B)
           3.620%, 10/01/32                            3,035              3,035
   Indiana State, Health Facilities
      Financing Authority, Fayette
      Memorial Hospital Association
      Project, Ser B, RB (A) (B)
           3.620%, 10/01/22                            3,265              3,265
   Indiana State, Health Facilities
      Financing Authority, Margaret
      Mary Community Hospital
      Project, Ser A, RB (A) (B)
           3.620%, 12/01/29                              345                345
   Indiana State, Industrial Development
      Authority, Goodwill Industries
      Center Project, RB (A) (B)
           3.480%, 06/01/16                            1,435              1,435
--------------------------------------------------------------------------------
12                        SEI Tax Exempt Trust / Annual Report / August 31, 2006

--------------------------------------------------------------------------------
                                                 Face Amount              Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------

   North Adams, Community Schools,
      Temporary Loan Warrants
           4.000%, 12/29/06                     $      2,000       $      2,003
   Tippecanoe, School District,
      Temporary Loan Warrants
           3.750%, 12/29/06                            3,000              3,004
                                                                   ------------
                                                                         44,550
                                                                   ------------

IOWA -- 2.1%
   Iowa State, Finance Authority,
      Carroll Kuemper Catholic High
      School Project, RB (A) (B)
           3.620%, 06/01/28                            1,460              1,460
   Iowa State, Healthcare Facilities
      Authority, Care Initiatives Project,
      RB (A) (B)
           3.620%, 11/01/32                            2,320              2,320
   Iowa State, Higher Education Loan
      Authority, Private College Facilities,
      Des Moines Project, RB (A) (B)
           3.620%, 10/01/24                            2,050              2,050
           3.620%, 10/01/33                            1,200              1,200
   Iowa State, Higher Education Loan
      Authority, Private College Facilities,
      Grand View Project, RB (A) (B)
           3.620%, 10/01/25                            1,190              1,190
   Iowa State, Higher Education Loan
      Authority, Private College Facilities,
      Morningside College Project,
      RB (A) (B)
           3.620%, 07/01/26                              800                800
   Iowa State, Higher Education Loan
      Authority, Private College Facilities,
      Wartburg Project, RB (A) (B)
           3.620%, 03/01/30                            3,450              3,450
   Iowa State, School Cash Anticipation
      Program, Warrants Certificates,
      Ser B, FSA
           4.500%, 01/26/07                            1,500              1,508
                                                                   ------------
                                                                         13,978
                                                                   ------------

KANSAS -- 3.5%
   Kansas State, Development Finance
      Authority, Multi-Family Housing,
      Woodridge Project, RB (A) (C)
           3.440%, 03/01/31                            3,000              3,000
   Leavenworth County, GO, FGIC (A)
           3.450%, 09/01/26                            7,135              7,135
   Prairie Village, Multi-Family Housing
      Authority, Corinth Place Apartments
      Project, RB (A)
           3.420%, 11/01/30                            2,650              2,650

--------------------------------------------------------------------------------
                                                 Face Amount              Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------

   Topeka, Multi-Family Housing
      Authority, Fleming Court Project,
      RB (A) (B)
           3.520%, 12/01/28                     $      3,730       $      3,730
   Wyandotte County, Government
      Facilities Project, Temporary
      Notes, Ser I
           3.730%, 04/01/07                            7,000              7,000
                                                                   ------------
                                                                         23,515
                                                                   ------------

KENTUCKY -- 1.7%
   Jefferson County, Retirement Home
      Facilities Authority, Nazareth
      Library Project, RB (A) (B)
           3.600%, 10/01/19                            1,270              1,270
   Kentucky State, Development Finance
      Authority, Havery Brewers
      Project, Ser C2, RB (A) (B)
           3.530%, 12/01/31                              390                390
   Kentucky State, Development Finance
      Authority, New Harmony Project,
      Ser A2, RB (A) (B)
           3.530%, 12/01/31                              430                430
   Kentucky State, Rural Water Finance
      Authority, Construction Notes,
      Ser A-1, RB (A)
           3.625%, 04/01/09                            1,600              1,600
   Kentucky State, Rural Water Finance
      Authority, Construction Notes,
      Ser B, RB (A)
           3.500%, 10/01/06                            5,500              5,500
   Lexington-Fayette Urban County,
      Government Housing Authority,
      Richmond Place Project,
      RB (A) (B)
           3.750%, 04/01/15                            2,000              2,000
   Muhlenberg County, Airport District,
      Ser B-2, RB (A) (B)
           3.530%, 12/01/31                              415                415
                                                                   ------------
                                                                         11,605
                                                                   ------------

LOUISIANA -- 1.1%
   Louisiana State, Public Facilities
      Authority, Emberwood Project,
      Ser A, RB (A) (C)
           3.440%, 11/15/33                            7,000              7,000
                                                                   ------------
MAINE -- 0.4%
   Maine, Health & Higher Educational
      Authority, New England Project,
      Ser E, RB, AMBAC (A)
           3.440%, 12/01/25                            2,325              2,325
                                                                   ------------


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2006                        13

STATEMENT OF NET ASSETS

August 31, 2006

--------------------------------------------------------------------------------
                                                 Face Amount              Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------

MARYLAND -- 0.8%
   Maryland State, Community
      Development Administration,
      Residential Project, Ser C, RB
           3.375%, 03/07/07                     $      1,500       $      1,500
   Maryland State, Health & Higher
      Education Authority, Pickersgill
      Project, Ser A, RB, Radian
      Insured (A)
           3.420%, 01/01/35                            4,000              4,000
                                                                   ------------
                                                                          5,500
                                                                   ------------

MASSACHUSETTS -- 8.2%
   Boston, Water & Sewer Commission,
      Ser A, RB (A) (B)
           3.370%, 11/01/24                            1,500              1,500
   Fitchburg, RAN
           4.350%, 12/01/06                            1,100              1,102
   Hampden & Wilbraham, BAN
           4.250%, 10/13/06                            2,200              2,203
   Massachusetts State, Development
      Finance Agency, Assumption
      College Project, Ser A, RB (A) (B)
           3.450%, 03/01/32                            4,400              4,400
   Massachusetts State, Development
      Finance Agency, Belmont Day
      School Project, RB (A) (B)
           3.450%, 07/01/31                            4,500              4,500
   Massachusetts State, Development
      Finance Agency, Boston College
      High School Project, RB (A) (B)
           3.450%, 08/01/36                            4,000              4,000
   Massachusetts State, Development
      Finance Agency, Cardinal Cushing
      Centers Project, RB (A) (B)
           3.410%, 02/01/33                            4,205              4,205
   Massachusetts State, Development
      Finance Agency, Dana Hall School
      Project, RB (A) (B)
           3.420%, 06/01/34                            4,900              4,900
   Massachusetts State, Development
      Finance Agency, New England
      Deaconess Association Project,
      RB (A) (B)
           3.370%, 06/01/34                              500                500
   Massachusetts State, Development
      Finance Agency, Suffolk University
      Project, Ser A, RB (A)
           3.470%, 07/01/35                            6,930              6,930
   Massachusetts State, Health &
      Educational Facilities Authority,
      Falmouth Assisted Living Project,
      Ser A, RB (A) (B)
           3.450%, 11/01/26                              500                500

--------------------------------------------------------------------------------
                                                 Face Amount              Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------

   Massachusetts State, Health &
      Educational Facilities Authority,
      Partners Health Care System
      Project, Ser P-1, RB, FSA (A)
           3.430%, 07/01/27                     $        625       $        625
   Massachusetts State, Health &
      Educational Facilities Authority,
      The Boston Home Project,
      Ser B, RB (A) (B)
           3.450%, 06/01/32                            1,500              1,500
   Massachusetts State, Housing
      Finance Agency, Ser F,
      RB, FSA (A)
           3.380%, 12/01/37                              700                700
   Massachusetts State, Housing Finance
      Authority, Multi-Family Housing
      Project, Ser A, RB (A) (C)
           3.380%, 01/15/10                              240                240
   Massachusetts State, Industrial Finance
      Agency, Jewish Geriatric Services
      Project, Ser A, RB (A) (B)
           3.370%, 05/15/13                            3,740              3,740
   Massachusetts State, Water Resource
      Authority, Ser B, RB, AMBAC (A)
           3.430%, 04/01/28                            1,650              1,650
   Montachusett Regional Transit
      Authority, RAN
           4.500%, 06/15/07                            1,800              1,808
   New Bedford, BAN
           4.000%, 02/16/07                            7,700              7,718
   Worcester Regional Transit Authority,
      RAN
           4.250%, 06/29/07                            2,000              2,004
                                                                   ------------
                                                                         54,725
                                                                   ------------

MICHIGAN -- 2.4%
   Farmington Hills, Botsford General
      Hospital Project, Ser B, RB,
      MBIA (A) (B)
           3.620%, 02/15/16                            1,650              1,650
   Jackson County, Economic
      Development Authority, Limited
      Thrifty Leoni Project, RB (A) (B)
           3.420%, 12/01/14                              800                800
   Michigan State, Higher Educational
      Facilities Authority, Adrian
      College Project, RB (A) (B)
           3.450%, 03/01/31                            2,000              2,000
   Michigan State, Housing Development
      Authority, Courtyards of Taylor
      Project, Ser A, RB (A) (C)
           3.420%, 08/15/32                            1,800              1,800
   Michigan State, Housing Development
      Authority, Parks of Taylor Apartments
      Project, Ser A, RB (A) (C)
           3.420%, 08/15/32                            2,600              2,600
--------------------------------------------------------------------------------
14                        SEI Tax Exempt Trust / Annual Report / August 31, 2006

--------------------------------------------------------------------------------
                                                 Face Amount              Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------

   Michigan State, Housing Development
      Authority, Shoal Creek Project,
      RB (A) (B)
           3.450%, 10/01/07                     $        700       $        700
   Michigan State, Job Development
      Authority, East Lansing Residential
      Project, RB (A) (B)
           3.700%, 12/01/14                            1,900              1,900
   Michigan State, Strategic Fund,
      Van Andel Research Institute Project,
      RB (A) (B)
           3.450%, 11/01/27                            3,865              3,865
   Northville Township, Economic
      Development Authority, Thrifty
      Northville Project, RB (A) (B)
           3.420%, 05/01/14                            1,000              1,000
                                                                   ------------
                                                                         16,315
                                                                   ------------

MINNESOTA -- 2.2%
   Arden Hills, Housing & Health
      Authority, Presbyterian Homes
      Project, Ser A, RB (A) (B)
           3.620%, 09/01/29                              300                300
   Arden Hills, Housing & Health
      Authority, Presbyterian Homes
      Project, Ser B, RB (A) (B)
           3.620%, 09/01/29                              328                328
   Austin, Industrial Development
      Authority, Supervalue Incorporated
      Project, RB (A) (B)
           3.550%, 12/01/13                            1,400              1,400
   Brooklyn, Center Development
      Authority, Brookdale Office Park
      Project, RB (A) (B)
           3.620%, 12/01/14                              200                200
   Coon Rapids, Health Center
      Systems Project, RB (A) (B)
           3.650%, 08/01/15                            2,045              2,045
   Lauderdale, Children's Home
      Society Project, RB (A) (B)
           3.670%, 12/01/30                               30                 30
   Mankato, Bethany Lutheran College
      Project, Ser B, RB (A) (B)
           3.620%, 11/01/15                            1,300              1,300
   Minneapolis & St. Paul, Minnehaha
      Academy Project, RB, FGIC (A)
           3.450%, 01/01/25                            7,490              7,490
   Minnesota State, Higher Education
      Facilities Authority, Olaf College
      Project, Ser 5-M1, RB (A) (B)
           3.570%, 10/01/32                              600                600

--------------------------------------------------------------------------------
                                                 Face Amount              Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------

   St. Paul, Housing & Redevelopment
      Authority, Minnesota Public Radio
      Project, RB (A) (B)
           3.620%, 05/01/22                     $      1,000       $      1,000
                                                                   ------------
                                                                         14,693
                                                                   ------------

MISSOURI -- 4.5%
   Clayton, Industrial Development
      Authority, Bailey Court Project,
      RB (A) (B)
           3.570%, 01/01/09                            1,900              1,900
   Kansas City, Industrial Development
      Authority, Springs Apartment
      Project, RB (A) (B)
           3.650%, 09/01/25                              100                100
   Kansas City, Industrial Development
      Authority, Woodlands Partners
      Project, RB (A) (C)
           3.480%, 02/15/31                            4,045              4,045
   Kirkwood, Tax Increment Revenue
      Authority, Kirkwood Commons
      Project, RB (A) (B)
           3.620%, 10/01/17                              915                915
   Missouri State, Health & Educational
      Facilities Authority, Christian
      Brothers Project, Ser A, RB (A) (B)
           3.620%, 10/01/32                            7,000              7,000
   Missouri State, Health & Educational
      Facilities Authority, De Smet Jesuit
      High School Project, RB (A) (B)
           3.620%, 11/01/27                              200                200
   Missouri State, Health & Educational
      Facilities Authority, Kansas City Art
      Institute, RB (A) (B)
           3.620%, 12/01/35                            2,950              2,950
   Missouri State, Health & Educational
      Facilities Authority, Lutheran Senior
      Services Project, RB (A) (B)
           3.400%, 02/01/31                              160                160
   Missouri State, Health & Educational
      Facilities Authority, Missouri Valley
      College, RB (A) (B)
           3.620%, 10/01/31                              100                100
   Missouri State, Health & Educational
      Facilities Authority, St. Louis
      University Project, RB (A)
           3.600%, 07/01/32                              375                375
   Missouri State, Public Utilities
      Commission, Interim Construction
      Notes, RB
           4.000%, 09/15/06                            3,000              3,001
           4.500%, 09/15/07                            1,100              1,110


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2006                        15

STATEMENT OF NET ASSETS

August 31, 2006

--------------------------------------------------------------------------------
                                                 Face Amount              Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------

   St. Charles County, Industrial Development
      Authority, Sun River Village
      Project, RB (A) (B)
           3.480%, 12/01/27                     $      8,500       $      8,500
                                                                   ------------
                                                                         30,356
                                                                   ------------

MONTANA -- 1.5%
   Montana State, Board Investment
      Authority, Inter Capital Project,
      RB (A)
           3.650%, 03/01/25                            9,865              9,865
                                                                   ------------

NEBRASKA -- 1.6%
   Lincoln, Electric Systems Authority,
      Ser B01, RB (A)
           3.450%, 09/01/20                            4,565              4,565
   Nebraska State, Educational Finance
      Authority, Creighton University
      Project, Ser B, RB (A)
           3.620%, 12/15/12                            2,000              2,000
   Scotts Bluff County, Hospital Authority,
      Regional West Medical Center,
      Radian Insured, RB (A)
           3.440%, 12/01/28                            4,000              4,000
                                                                   ------------
                                                                         10,565
                                                                   ------------

NEVADA -- 2.4%
   Nevada State, ABN Amro Munitops
      Certificates Trust, Ser 2004-43,
      GO, FGIC (A)
           3.350%, 12/01/12                            2,500              2,500
   Nevada State, ABN Amro Munitops
      Certificate Trust, Ser 2006-47,
      GO, MBIA (A)
           3.570%, 05/01/14                            6,500              6,500
   Nevada State, Higher Education
      Universities, Ser 1240, RB,
      AMBAC (A)
           3.450%, 07/01/30                            6,665              6,665
                                                                   ------------
                                                                         15,665
                                                                   ------------

NEW JERSEY -- 0.2%
   Ho Ho Kus, BAN
           4.500%, 10/02/06                            1,207              1,208
                                                                   ------------

NEW HAMPSHIRE -- 0.4%
   Strafford County, TAN
           4.250%, 12/28/06                            2,465              2,468
                                                                   ------------

--------------------------------------------------------------------------------
                                                 Face Amount              Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------

NEW YORK -- 1.7%
   Albany, Industrial Development Agency,
      Research Foundation of the State
      University of New York Project,
      Ser A, RB (A)
           3.520%, 07/01/32                     $        300       $        300
   Eagle Tax-Exempt Trust, Cl A, RB,
      FSA (A)
           3.460%, 11/15/30                            6,470              6,470
   New York State, Greater Southern
      Tier Board of Cooperative, RAN
           3.750%, 06/29/07                            4,800              4,803
                                                                   ------------
                                                                         11,573
                                                                   ------------

NORTH DAKOTA -- 0.0%
   Ward County, Health Care Facilities,
      Trinity Obligation Group Project,
      Ser A, RB (A) (B)
           3.620%, 07/01/29                              285                285
                                                                   ------------

OHIO -- 5.4%
   Deerfield Township, BAN
           3.400%, 11/30/06                            1,210              1,210
   Fairfield & Union Local School
      District, BAN
           4.500%, 03/01/07                            3,000              3,011
   Gates Mills, BAN
           4.250%, 05/24/07                            1,425              1,430
   Greater Cleveland Regional Transit
      Authority, RAN
           3.850%, 09/27/06                            1,250              1,250
   Hamilton County, Economic
      Development Authority, RB (A) (B)
           3.440%, 11/01/21                            2,000              2,000
   Henry County, Facilities Improvement-
      Hospital Project, RB (A) (B)
           3.480%, 03/01/31                            2,500              2,500
   Ironton City School District, BAN
           4.750%, 01/25/07                            3,000              3,009
   Lima, Refunding & Improvement
      Authority, Lima Memorial Hospital
      Project, RB (A) (B)
           3.480%, 12/01/10                            1,330              1,330
   Lorain County, Industrial Development
      Authority, Regional Medical Center
      Project, RB (A) (B)
           3.480%, 05/01/22                            1,240              1,240
   Marysville, Water & Sewer
      Acquisition, BAN
           4.250%, 01/25/07                            2,020              2,027


--------------------------------------------------------------------------------
16                        SEI Tax Exempt Trust / Annual Report / August 31, 2006

--------------------------------------------------------------------------------
                                                 Face Amount              Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------

   New Albany, Community Authority,
      Infrastructure Improvement
      Project, Ser C, RB (A) (B)
           3.450%, 02/01/25                     $      2,000       $      2,000
   Ohio State, Higher Educational
      Facilities Commission, Cuyahoga
      Ohio Community College, Ser B,
      RB, AMBAC (A) (B)
           3.430%, 12/01/32                            4,800              4,800
   Ohio State, Higher Educational
      Facilities Commission, Kenyon
      College Project, RB (A) (B)
           3.480%, 11/01/35                              700                700
   Ohio State, Higher Educational
      Facilities Commission, Mount
      Union College Project, RB (A)
           3.430%, 09/01/20                            2,750              2,750
   Perrysburg, BAN
           4.000%, 05/24/07                            1,542              1,544
   Stark County, Industrial Development
      Authority, Newmarket Packaging
      Limited Project, RB (A) (B)
           4.000%, 11/01/14                            1,355              1,355
   Toledo Lucas County, Public Facilities
      Authority, Toledo Museum of Art
      Project, RB (A) (B)
           3.410%, 09/01/19                            1,000              1,000
   University of Toledo, BAN
           4.250%, 01/24/07                            2,000              2,007
   Vandalia, BAN
           3.800%, 08/24/07                            1,128              1,128
                                                                   ------------
                                                                         36,291
                                                                   ------------

OKLAHOMA -- 1.8%
   Tulsa, Industrial Development
      Authority, Children's Coalition
      Project,  RB (A) (B)
           3.650%, 04/01/15                            1,025              1,025
   Tulsa, Industrial Development
      Authority, Ser A, RB (A)
           3.700%, 05/15/17                           11,000             11,000
                                                                   ------------
                                                                         12,025
                                                                   ------------

OREGON -- 1.0%
   Clackamas County, Hospital Facilities
      Authority, Senior Living
      Facilities-Mary's Woods
      Project, RB (A) (B)
           3.420%, 11/01/29                            3,800              3,800
   Oregon State, School Boards
      Association Short-Term
      Borrowing, Ser A, COP
           3.850%, 05/31/07                            2,810              2,810
                                                                   ------------
                                                                          6,610
                                                                   ------------

--------------------------------------------------------------------------------
                                                 Face Amount              Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------

PENNSYLVANIA -- 8.0%
   Allegheny County, Hospital
      Development Authority,
      Presbyterian University Hospital
      Project, Ser B-2, RB (A) (B)
           3.450%, 03/01/18                     $        675       $        675
   Allegheny County, Industrial
      Development Authority,
      Commercial Development,
      Two Marquis Project, RB (A) (B)
           3.460%, 12/01/14                            2,865              2,865
   Allegheny County, Industrial
      Development Authority, Jewish
      Home & Hospital Project, Ser B,
      RB (A) (B)
           3.430%, 10/01/26                            2,955              2,955
   Allegheny County, Industrial
      Development Authority, Parkway
      Center Project, Ser A, RB (A) (B)
           3.440%, 05/01/09                              675                675
   Allegheny County, Industrial
      Development Authority, Pittsburgh
      Theological Society Project,
      RB (A) (B)
           3.820%, 08/01/31                            2,100              2,100
   Central Bucks, School District,
      Ser A, GO, FGIC (A)
           3.460%, 02/01/20                            1,190              1,190
   Cumberland County, Municipal
      Authority, Dickinson College
      Project, Ser B, RB, AMBAC (A)
           3.200%, 11/01/24                            1,805              1,805
   Cumberland County, Municipal
      Authority, Presbyterian Homes
      Project, Ser B, RB, Radian
      Insured (A)
           4.250%, 12/01/26                            1,000              1,007
   Dallastown, Area School District
      Authority, GO, FGIC (A)
           3.430%, 05/01/20                            4,115              4,115
   Emmaus, General Authority, Local
      Government E-19 Project,
      RB (A) (B)
           3.430%, 03/01/24                            1,200              1,200
   Erie County, Hospital Development
      Authority, Ser 820, RB, MBIA (A)
           3.450%, 07/01/22                            3,200              3,200
   Harrisburg, Water Authority, Ser B,
      RB, FSA (A)
           3.460%, 07/15/17                            1,000              1,000
   Hazleton, Industrial Development
      Authority, MMI Preparatory
      School Project, RB (A) (B)
           3.430%, 10/01/24                            1,745              1,745
--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2006                        17

STATEMENT OF NET ASSETS

August 31, 2006

--------------------------------------------------------------------------------
                                                 Face Amount              Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------

   Lawrence County, Industrial
      Development Authority, Villa
      Maria Project, RB (A) (B)
           3.430%, 07/01/33                     $      2,130       $      2,130
   McCandless, Industrial Development
      Authority, Bradford Foundation
      Project, Ser A, RB (A) (B)
           3.460%, 01/01/30                            1,730              1,730
   Moon Township, Industrial
      Development Authority, Executive
      Office Association Project,
      RB (A) (B)
           3.430%, 11/01/10                            2,250              2,250
   Moon Township, Industrial
      Development Authority, YMCA
      Greater Pittsburgh Project,
      RB (A) (B)
           3.430%, 06/01/25                            3,280              3,280
   Mount Lebanon, School District,
      Ser B19, GO, MBIA (A)
           3.450%, 02/15/27                            2,400              2,400
   Northampton County, Industrial
      Development Authority, Moravian
      Academy Project, RB (A) (B)
           3.430%, 02/01/18                            1,550              1,550
   Pennsylvania State, Economic
      Development Financing Authority,
      Mercy Health Systems Project,
      Ser E-1, RB (A) (B)
           3.430%, 09/01/19                            1,500              1,500
   Pennsylvania State, Higher
      Educational Facilities Authority,
      Association of Independent
      Colleges Project,
      Ser I3, RB (A) (B)
           3.190%, 11/01/31                            1,500              1,500
   Pennsylvania State, Higher Educational
      Facilities Authority, Association of
      Independent Colleges Project,
      Ser I5, RB (A) (B)
           3.430%, 11/01/21                            4,000              4,000
   Pennsylvania State, Higher Educational
      Facilities Authority, St. Joseph's
      University Project, Ser A, Radian
      Insured (A)
           3.380%, 05/01/31                              600                600
   Pennsylvania State, Public School
      Building Authority, Parkland School
      District Project, Ser D, RB, FGIC (A)
           3.460%, 03/01/19                            1,155              1,155
   Philadelphia, Industrial Development
      Authority, School for the Deaf
      Project, RB (A) (B)
           3.460%, 11/01/32                              400                400

--------------------------------------------------------------------------------
                                                 Face Amount              Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------

   Sayre, Healthcare Facilities Authority,
      Capital Financing Project, Ser A,
      RB, AMBAC (A)
           3.440%, 12/01/20                     $      2,300       $      2,300
   Sayre, Healthcare Facilities Authority,
      Capital Financing Project, Ser C,
      RB, AMBAC (A)
           3.440%, 12/01/20                            3,100              3,100
   University of Pittsburgh, University
      Capital Project, Ser A, RB (A)
           3.420%, 09/15/13                              850                850
                                                                   ------------
                                                                         53,277
                                                                   ------------

SOUTH CAROLINA -- 3.3%
   Greenville County, School District,
      Ser 982, RB (A)
           3.450%, 12/01/28                            7,250              7,250
   Greenville County, School District,
      UBS Municipal CRVs, RB (A)
           3.480%, 06/01/14                            4,500              4,500
   South Carolina State, Economic Jobs
      Development Authority,
      St. Joseph's High School
      Project, RB (A)
           3.610%, 05/15/25                            4,500              4,500
   South Carolina State, Ser C05,
      GO (A) (B)
           3.450%, 04/01/28                            3,000              3,000
   Spartanburg County, School District
      No. 1, Ser B, BAN
           5.250%, 11/16/06                            3,000              3,013
                                                                   ------------
                                                                         22,263
                                                                   ------------

SOUTH DAKOTA -- 0.7%
   South Dakota State, Conservancy
      District Authority, RB (A)
           3.450%, 08/01/26                            4,995              4,995
                                                                   ------------

TENNESSEE -- 0.6%
   Blount County, Public Building
      Authority, Tennessee Library
      Project, RB (A) (B)
           3.410%, 12/01/15                              950                950
   Franklin County, Health & Education
      Facilities, University of the South
      Sewanee Project, RB (A)
           3.700%, 09/01/10                            1,300              1,300
   Knox County, Industrial Development
      Board, Professional Plaza Project,
      RB, FGIC (A) (B)
           3.700%, 12/01/14                            1,500              1,500


--------------------------------------------------------------------------------
18                        SEI Tax Exempt Trust / Annual Report / August 31, 2006

--------------------------------------------------------------------------------
                                                 Face Amount              Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------

   Metropolitan Nashville & Davidson
      County, Health & Educational
      Facilities Board, Dede Wallace
      Healthcare Systems Project,
      RB (A) (B)
           3.410%, 03/01/16                     $        500       $        500
                                                                   ------------
                                                                          4,250
                                                                   ------------

TEXAS -- 3.2%
   Gulf Coast, Industrial Development
      Authority, Petrounited Project,
      RB (A) (B)
           3.480%, 11/01/19                            1,500              1,500
   Houston, Independent School
      District, Ser 1111, GO (A)
           3.450%, 02/15/26                              500                500
   Houston, Utilities Systems Revenue
      Authority, Ser B17, RB, MBIA (A)
           3.450%, 05/15/27                              450                450
   Texas State, ABN Amro Munitops
      Certificates Trust, Ser 2005-21,
      GO (A)
           3.350%, 02/01/13                            3,375              3,375
   Texas State, ABN Amro Munitops
      Certificates Trust, Ser 2006-30,
      GO (A)
           3.670%, 08/15/14                            5,000              5,000
   Texas State, Multi-Family Housing
      Authority, Department of Housing &
      Community Affairs, High Point
      Project, RB (A) (C)
           3.450%, 02/01/23                              995                995
   Texas State, TRAN
           4.500%, 08/31/07                            2,000              2,018
   Texas State, University Systems
      Financing Revenue, RB, FSA (A)
           3.450%, 03/15/27                            7,480              7,480
                                                                   ------------
                                                                         21,318
                                                                   ------------

VERMONT -- 2.5%
   Vermont State, Educational &
      Health Buildings Financing
      Authority, Capital Asset
      Financing Project,
      Ser 1, RB (A) (B)
           3.450%, 06/01/22                              455                455
   Vermont State, Educational & Health
      Buildings Financing Authority,
      Capital Asset Financing Project,
      Ser 2, RB (A) (B)
           3.450%, 06/01/27                            2,400              2,400

--------------------------------------------------------------------------------
                                                 Face Amount              Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------

   Vermont State, Educational & Health
      Buildings Financing Authority,
      Porter Hospital Project, Cl A,
      RB (A) (B)
           3.460%, 10/01/35                     $      5,430       $      5,430
   Vermont State, Municipal Board
      Bank, RB, MBIA (A)
           3.450%, 12/01/21                            6,305              6,305
   Winooski, Special Obligation, Ser A,
      TA (A) (B)
           3.630%, 05/01/24                            2,000              2,000
                                                                   ------------
                                                                         16,590
                                                                   ------------

VIRGINIA -- 0.0%
   Lynchburg, Industrial Development
      Authority, VHA Mid Atlantic-Capital
      Project, Ser E, RB, AMBAC (A)
           3.440%, 12/01/25                              200                200
                                                                   ------------

WASHINGTON -- 2.8%
   King County, Ser B, BAN
           4.500%, 11/01/06                            2,500              2,506
   Washington State, ABN Amro
      Munitops Certificate Trust,
      Ser 2005-28, RB, MBIA (A)
           3.350%, 03/01/13                            3,995              3,995
   Washington State, Economic
      Development Finance Authority,
      Pioneer Human Services Project,
      Ser H, RB (A) (B)
           3.580%, 09/01/18                            1,970              1,970
   Washington State, Housing Finance
      Commission, Museum History &
      Industry Project, RB (A) (B)
           3.650%, 12/01/33                              800                800
   Washington State, Housing Finance
      Commission, Non-Profit Housing
      Authority, Golden Sands Project,
      RB (A) (B)
           3.650%, 07/01/29                            1,850              1,850
   Washington State, Housing Finance
      Commission, Panorama City
      Project, RB (A) (B)
           3.620%, 01/01/27                            6,210              6,210
   Washington State, Housing Finance
      Commission, Pioneer Human
      Services Program, Ser A, RB (A) (B)
           3.650%, 08/01/19                              200                200
   Washington State, Housing Finance
      Commission, Rockwood Retirement
      Communities Program, Ser A,
      RB (A) (B)
           3.650%, 01/01/30                              300                300


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2006                        19

STATEMENT OF NET ASSETS

Tax Free Fund (Concluded)

August 31, 2006

--------------------------------------------------------------------------------
                                                 Face Amount              Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------

   Washington State, Housing Finance
      Commission, YMCA Snohomish
      County Project, RB (A) (B)
           3.650%, 08/01/19                     $        955       $        955
                                                                   ------------
                                                                         18,786
                                                                   ------------

WISCONSIN -- 3.7%
   Burlington, Area School District, TRAN
           3.850%, 09/21/06                            1,200              1,200
   Menomonee Falls, Industrial
      Development Authority, Maysteel
      Project, RB (A) (B)
           3.500%, 11/01/14                            1,900              1,900
   Milwaukee, Redevelopment Authority,
      Montessori Society School Project,
      RB (A) (B)
           3.670%, 07/01/21                               85                 85
   West Allis, State Fair Park Exposition,
      RB (A) (B)
           3.440%, 08/01/28                            6,295              6,295
   Wisconsin State, Health & Educational
      Facilities Authority, Mercy Health
      Systems Project, Ser C, RB (A) (B)
           3.420%, 08/15/23                            4,275              4,275
   Wisconsin State, Health & Educational
      Facilities Authority, Meriter Hospital
      Project, RB (A) (B)
           3.620%, 12/01/32                              500                500
   Wisconsin State, Health & Educational
      Facilities Authority, Newcastle Place
      Project, Ser B, RB (A) (B)
           3.430%, 12/01/31                            6,100              6,100
   Wisconsin State, Health & Educational
      Facilities Authority, Oakwood Project,
      Ser B, RB (A) (B)
           3.430%, 08/15/30                            1,000              1,000
   Wisconsin State, School Districts Cash
      Flows, Temporary Borrowing
      Program, Ser B2, COP
           4.500%, 11/01/06                            3,000              3,006
                                                                   ------------
                                                                         24,361
                                                                   ------------

Total Municipal Bonds
   (Cost $663,090) ($ Thousands)                                        663,090
                                                                   ------------

Total Investments -- 99.3%
   (Cost $663,090) ($ Thousands)                                        663,090
                                                                   ------------

--------------------------------------------------------------------------------
                                                                          Value
Description                                                       ($ Thousands)
--------------------------------------------------------------------------------

OTHER ASSETS AND LIABILITIES -- 0.7%
Payable for Investment Securities Purchased                        $     (8,405)
Income Distribution Payable                                                (600)
Administration Fees Payable                                                (229)
Investment Advisory Fees Payable                                            (23)
Trustees' Fees Payable                                                       (6)
Other Assets and Liabilities, Net                                        13,760
                                                                   ------------
Total Other Assets and Liabilities                                        4,497
                                                                   ------------
Net Assets -- 100.0%                                               $    667,587
                                                                   ============

NET ASSETS:
Paid-In-Capital
   (unlimited authorization -- no par value)                       $    667,629
Accumulated net realized loss on investments                                (42)
                                                                   ------------
Net Assets                                                         $    667,587
                                                                   ============

Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($667,586,654 / 667,777,847 shares)                                 $   1.00
                                                                   ============

(A) Floating Rate Security -- the rate reflected on the Statement of Net Assets is the rate in effect on August 31, 2006. The demand and interest rate reset features give this security a shorter effective maturity date.

(B) Securities are held in conjunction with a letter of credit from a major bank or financial institution.

(C) Securities are collateralized under an agreement from FHLMC and FNMA. AMBAC -- American Municipal Bond Assurance Company
BAN -- Bond Anticipation Note
Cl -- Class
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
FSA -- Financial Security Assistance
GO -- General Obligation
MBIA -- Municipal Bond Insurance Association
Radian -- Radian Asset Assurance, Inc.
RAN -- Revenue Anticipation Note
RAW -- Revenue Anticipation Warrant
RB -- Revenue Bond
Ser -- Series
TA -- Tax Allocation
TAN -- Tax Anticipation Note
TRAN -- Tax and Revenue Anticipation Note


The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
20                        SEI Tax Exempt Trust / Annual Report / August 31, 2006

Institutional Tax Free Fund

August 31, 2006

--------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

SECTOR WEIGHTINGS (UNAUDITED)*:

23.2%  Education
16.2%  Industrial Development
13.6%  Healthcare
10.6%  General Obligations
 9.9%  General Revenue
 8.8%  Housing
 5.6%  Transportation
 4.9%  Public Facilities
 2.8%  Utilities
 1.6%  Water
 1.2%  Nursing Homes
 1.1%  Power
 0.5%  Pollution Control

* Percentages based on total investments.

--------------------------------------------------------------------------------
                                                 Face Amount              Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------

MUNICIPAL BONDS -- 100.5%

ALABAMA -- 1.9%
   Alabaster, GO (A)
           3.510%, 04/01/26                     $        525       $        525
   Birmingham, Medical Clinic Broad,
      UAHSF Medical Clinic Project,
      RB (A) (B)
           3.670%, 10/01/28                            6,000              6,000
   Hoover, Board of Education, GO,
      FSA (A)
           3.450%, 02/15/26                            5,810              5,810
   Indian Springs Village, Educational
      Building Authority, Indian Springs
      School Project, RB (A) (B)
           3.560%, 11/01/27                            5,000              5,000
   Lauderdale County, Public Park &
      Recreation Board, Young Men's
      Christian Project, RB (A) (B)
           3.410%, 12/01/20                            1,500              1,500
   Mobile, Spring Hill College Project,
      Ser B, RB (A) (B)
           3.440%, 09/01/24                              500                500
   Montgomery, Medical Clinic Board,
      VHA Hospital Income Capital Project,
      Ser E, RB, AMBAC (A)
           3.440%, 12/01/30                            1,000              1,000
   Russellville, Industrial Development
      Authority, Clark Pulley Industries
      Project, RB (A) (B)
           3.530%, 02/01/09                            1,005              1,005
                                                                   ------------
                                                                         21,340
                                                                   ------------

--------------------------------------------------------------------------------
                                                 Face Amount              Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------

ALASKA -- 1.0%
   Alaska State, Multi-Family Housing
      Authority, Housing Finance,
      Ser B, RB (A)
           3.450%, 12/01/30                     $      5,000       $      5,000
   Valdez, Marine Terminal Authority,
      Exxon Pipeline Project, Ser A,
      RB (A)
           3.600%, 06/01/37                            6,395              6,395
                                                                   ------------
                                                                         11,395
                                                                   ------------

ARIZONA -- 1.0%
   ABN Amro Munitops, 2005-49
      Arizona Non-Amortized Trust
      Certificates, RB, MBIA (A)
           3.330%, 08/01/13                            6,285              6,285
   Maricopa County, Industrial
      Development Authority, Arcadia
      Vista Apartments Project, Ser A,
      RB (A) (B)
           3.520%, 09/01/27                            5,125              5,125
                                                                   ------------
                                                                         11,410
                                                                   ------------

ARKANSAS -- 0.8%
   Arkansas State, ABN Amro
      Munitops, Ser 2006-12,
      RB, FGIC (A)
           3.640%, 03/01/14                            9,285              9,285
                                                                   ------------

CALIFORNIA -- 0.7%
   California State, Department of Water
      Resources, Ser 358, RB (A)
           3.410%, 12/01/29                              650                650
   California State, Health Facilities
      Finance Authority, Municipal
      Securities Trust Receipts,
      Ser CMC6, RB, FSA (A)
           3.490%, 06/01/12                            7,295              7,295
                                                                   ------------
                                                                          7,945
                                                                   ------------

COLORADO -- 1.7%
   Adams County, Multi-Family Housing
      Authority, Hunters Cove Project,
      Ser A, RB (A) (C)
           3.550%, 01/15/14                              400                400
   Arapahoe County, Water & Wastewater
      Authority, Refunding & Improvement
      Project, Ser A, RB (A) (B)
           3.440%, 12/01/33                            2,000              2,000
   Arvada, Water Authority,
      RB, FSA (A)
           3.750%, 11/01/20                            2,175              2,175
   Castlewood Ranch, Metropolitan
      District, GO (A) (B)
           3.450%, 12/01/31                            2,000              2,000
--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2006                        21

STATEMENT OF NET ASSETS

August 31, 2006

--------------------------------------------------------------------------------
                                                 Face Amount              Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------

   Colorado State, Educational &
      Cultural Facilities Authority,
      Fountain Valley School Project,
      RB (A) (B)
           3.480%, 08/01/13                     $        900       $        900
   Colorado State, Health Facilities
      Authority, Christian Living Project,
      Ser A, RB (A) (B)
           3.420%, 01/01/31                            3,415              3,415
   Colorado State, Health Facilities
      Authority, The Visiting Nurse
      Project, RB (A) (B)
           3.620%, 07/01/22                              100                100
   Colorado State, Regional Transportation
      Authority, RB, AMBAC (A)
           3.450%, 06/01/25                            2,300              2,300
   Erie, COP (A) (B)
           3.460%, 11/01/35                            4,390              4,390
   NBC, Metropolitan District Authority,
      GO (A) (B)
           3.460%, 12/01/30                            1,580              1,580
                                                                   ------------
                                                                         19,260
                                                                   ------------

CONNECTICUT -- 0.9%
   Bridgeport, TAN
           4.500%, 09/15/06                            5,600              5,601
   Connecticut State, Ser 291, GO,
      FSA (A)
           3.440%, 11/15/13                            2,010              2,010
   Winchester, BAN
           4.000%, 11/16/06                            2,100              2,103
                                                                   ------------
                                                                          9,714
                                                                   ------------

DELAWARE -- 1.6%
   New Castle County, Student Housing
      Authority, University Courtyard
      Apartments Project, RB (A) (B)
           3.460%, 08/01/31                           12,300             12,300
   Sussex County, Economic Development
      Authority, Route 113 Limited
      Partnership Project, RB (A) (B)
           3.850%, 11/01/06                            5,700              5,700
                                                                   ------------
                                                                         18,000
                                                                   ------------

DISTRICT OF COLUMBIA -- 0.5%
   District of Columbia, Laboratory
      School Project, RB (A) (B)
           3.510%, 12/01/23                            1,495              1,495
   District of Columbia, Water & Sewer
      Authority, RB, FSA (A)
           3.440%, 10/01/18                            3,500              3,500
                                                                   ------------
                                                                          4,995
                                                                   ------------

--------------------------------------------------------------------------------
                                                 Face Amount              Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------

FLORIDA -- 4.4%
   Alachua County, Industrial
      Development Authority, Oak
      Hall School Project, RB (A) (B)
           3.460%, 07/01/19                     $        155       $        155
   Beacon, Tradeport Community
      Development, Special Assessment,
      Radian Insured (A)
           3.460%, 11/01/11                            6,000              6,000
   Florida State, Multi-Family Housing
      Authority, Country Club Project,
      Ser PP, RB (A) (C)
           3.440%, 12/01/12                           16,500             16,500
   Florida State, Multi-Family Housing
      Authority, Lakeside North
      Project, RB (A) (C)
           3.410%, 06/01/34                            2,185              2,185
   Florida State, Multi-Family Housing
      Authority, Monterey Lake
      Project, Ser C, RB (A) (C)
           3.450%, 07/01/35                            1,215              1,215
   Florida State, Multi-Family Housing
      Authority, River Oaks Apartments
      Project, RB (A)
           3.450%, 12/01/29                              950                950
   Lee County, Transitional Facilities,
      RB, CIFG (A)
           3.450%, 10/01/24                            6,080              6,080
   Miami-Dade County, School Board,
      Cl A, COP, AMBAC (A)
           3.460%, 11/01/31                            6,900              6,900
   South Broward Hospital District,
      Ser 337, RB, MBIA (A)
           3.450%, 05/01/32                            7,115              7,115
   Volusia County, Industrial Development
      Authority, APCO Project, Ser A,
      RB (A) (B)
           3.510%, 02/01/30                              920                920
                                                                   ------------
                                                                         48,020
                                                                   ------------

GEORGIA -- 2.9%
   Clayton County, Multi-Family Housing
      Authority, Rivers Edge Development
      Project, RB (A) (C)
           3.420%, 07/01/32                            1,000              1,000
   DeKalb County, Multi-Family Housing
      Authority, Woodhills Apartments
      Project, RB (A) (B)
           3.480%, 12/01/07                            8,500              8,500
   Fulton County, Multi-Family Housing
      Authority, Champions Green
      Apartments Project, Ser B, RB (A)
           3.450%, 10/01/25                            1,140              1,140


--------------------------------------------------------------------------------
22                        SEI Tax Exempt Trust / Annual Report / August 31, 2006

--------------------------------------------------------------------------------
                                                 Face Amount              Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------

   Fulton County, Residential Care
      Authority, Lenbrook Square
      Foundation Project, RB (A)
           3.620%, 01/01/18                     $      1,250       $      1,250
   Gainesville & Hall Counties, Senior
      Living Facilities, Lanier Village
      Project, Ser A, RB (A) (B)
           3.620%, 11/15/10                              600                600
   Gainesville & Hall Counties, Senior
      Living Facilities, Lanier Village
      Project, Ser C, RB (A) (B)
           3.620%, 11/15/30                            1,000              1,000
   Gwinnett County, Gwinnett Hospitals
      Systems Project, RB (A) (B)
           3.410%, 07/01/32                              500                500
   Macon-Bibb County, Hospital Authority,
      Medical Center of Central Georgia
      Project, RB (A) (B)
           3.410%, 07/01/28                              500                500
   Marietta, Housing Authority, Wood
      Knoll Project, RB (A) (C)
           3.400%, 07/01/24                            3,675              3,675
   Marietta, Multi-Family Housing
      Authority, Franklin Walk Apartments
      Project, RB (A) (C)
           3.468%, 01/01/32                            2,390              2,390
   Roswell, Multi-Family Housing
      Authority, Azalea Park Apartments
      Project, RB (A) (C)
           3.450%, 06/15/25                            2,600              2,600
   Roswell, Multi-Family Housing
      Authority, Belcourt Project,
      Ser A, RB (A) (B)
           3.630%, 09/01/07                            9,000              9,000
                                                                   ------------
                                                                         32,155
                                                                   ------------

IDAHO -- 0.2%
   Ammon, Urban Renewal Agency,
      Tax Increment Project,
      Ser A, TA (A) (B)
           3.610%, 08/01/24                            1,605              1,605
                                                                   ------------

ILLINOIS -- 9.8%
   Belleville, Industrial Development
      Authority, Wetterau Project,
      RB (A) (B)
           3.430%, 12/01/08                            1,250              1,250
   Chicago, Board of Education,
      GO, AMBAC (A)
           3.450%, 12/01/21                           10,390             10,390
   Chicago, Board of Education,
      Ser E, GO, FSA (A)
           3.410%, 03/01/15                            4,190              4,190

--------------------------------------------------------------------------------
                                                 Face Amount              Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------

   Chicago, GO (A) (B)
           3.370%, 02/02/07                     $      4,600       $      4,600
   Chicago, Municipal Securities
      Trust Certificates, Ser 7016,
      Cl A, RB, FGIC (A)
           3.440%, 01/01/33                           10,000             10,000
   Chicago, Municipal Securities
      Trust Certificates, Ser 7017,
      Cl A, GO (A)
           3.440%, 12/01/29                            6,000              6,000
   Cook County, Ser B11, GO, AMBAC (A)
           3.450%, 11/15/25                            2,995              2,995
   Illinois State, Development
      Financing Authority, American
      Academy Project, RB (A) (B)
           3.540%, 04/01/21                            1,600              1,600
   Illinois State, Development
      Financing Authority, Casa Central
      Padres Project, RB (A) (B)
           3.650%, 08/01/26                            1,220              1,220
   Illinois State, Development
      Financing Authority, North Shore
      Country Day Project, RB (A) (B)
           3.440%, 07/01/33                            3,575              3,575
   Illinois State, Development Financing
      Authority, World Communications
      Project, RB (A) (B)
           3.430%, 08/01/15                              100                100
   Illinois State, Economic Development
      Financing Authority, Clearbrook
      Project, RB (A) (B)
           3.650%, 06/01/20                            2,800              2,800
   Illinois State, Educational Facilities
      Authority, Field Museum National
      History Project, RB (A) (B)
           3.480%, 11/01/32                            1,000              1,000
   Illinois State, Finance Authority,
      IIT Research Institute Project,
      RB (A) (B)
           3.420%, 10/01/34                            4,100              4,100
   Illinois State, Finance Authority,
      Kohl Children's Museum Project,
      RB (A) (B)
           3.440%, 07/01/34                            2,680              2,680
   Illinois State, Finance Authority,
      Rest Haven Christian Service
      Project, Ser B, RB (A) (B)
           3.420%, 11/15/34                            3,900              3,900
   Illinois State, Health Facilities
      Authority, Glenkirk Project,
      RB (A) (B)
           3.450%, 02/15/21                              880                880
   Illinois State, Health Facilities
      Authority, Memorial Health
      Systems Project, RB (A) (B)
           3.620%, 10/01/22                            1,800              1,800
--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2006                        23

STATEMENT OF NET ASSETS

August 31, 2006

--------------------------------------------------------------------------------
                                                 Face Amount              Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------

   Illinois State, International Port
      District Revenue, RB (A) (B)
           3.600%, 01/01/23                     $      4,000       $      4,000
   Illinois State, Municipal Securities
      Trust Receipts, GO (A)
           3.600%, 08/01/24                            2,075              2,075
   Illinois State, Ser 783, GO, FSA (A)
           3.450%, 04/01/27                            6,013              6,013
   Illinois State, Toll Highway Authority,
      RB, FSA (A)
           3.450%, 01/01/23                            8,410              8,410
   Lake County, Community Consolidated
      School District No. 73, Ser 329,
      GO, FGIC (A)
           3.480%, 12/01/14                            5,785              5,785
   Macon County, Industrial Development
      Authority, Decatur Family YMCA
      Project, RB (A) (B)
           3.650%, 05/01/35                            4,300              4,300
   Oakbrook Terrace, Industrial
      Development Authority, Oakbrook
      Terrace Atrium Project, RB (A) (B)
           3.800%, 12/01/25                            2,000              2,000
   Rockford, Wesley Willows Obligation,
      RB (A) (B)
           3.580%, 04/01/32                              100                100
   Will County, Forest Preserve District,
      GO, MBIA (A)
           3.450%, 12/15/23                           12,910             12,910
                                                                   ------------
                                                                        108,673
                                                                   ------------

INDIANA -- 5.6%
   Carmel, Industrial Redevelopment
      Authority, Ser 1275, RB (A)
           3.450%, 02/01/33                           13,885             13,885
   Carmel, Waterworks Authority,
      Ser B, BAN
           3.400%, 11/17/06                            6,500              6,500
   Concord, Community Schools, RAW
           3.750%, 12/29/06                            4,000              4,004
   Crawfordsville, Multi-Family Housing
      Authority, Autumn Woods Phase II
      Project, Ser A, RB (A) (B)
           3.420%, 01/01/33                            4,120              4,120
   Crawfordsville, Multi-Family Housing
      Authority, Autumn Woods Phase II
      Project, Ser B, RB (A) (B)
           3.500%, 01/01/33                              985                985
   East Porter County, School Building
      Authority, Spears Project,
      Ser DB-145, RB, MBIA (A)
           3.440%, 07/15/16                            3,555              3,555

--------------------------------------------------------------------------------
                                                 Face Amount              Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------

   Elkhart County, Industrial Development
      Authority, Hubbard Hill Estates
      Project, RB (A) (B)
           3.600%, 11/01/21                     $      2,575       $      2,575
   Frankfort, Economic Development
      Authority, Frito-Lay Project, RB (A)
           3.150%, 11/01/14                            1,000              1,000
   Indiana State, Development Finance
      Authority, Cathedral High School
      Project, RB (A) (B)
           3.620%, 09/01/26                            1,195              1,195
   Indiana State, Financial Authority,
      Educational Facilities-University
      High School Project, RB (A) (B)
           3.430%, 07/01/36                            2,400              2,400
   Indiana State, Health & Educational
      Facilities Financing Authority,
      Howard Regional Health Systems
      Project, Ser B, RB (A) (B)
           3.620%, 01/01/35                            5,000              5,000
   Indiana State, Health Facilities
      Financing Authority, Fayette
      Memorial Hospital Association
      Project, Ser A, RB (A) (B)
           3.620%, 10/01/32                            3,415              3,415
   Indiana State, Health Facilities
      Financing Authority, Margaret
      Mary Community Hospital
      Project, Ser A, RB (A) (B)
           3.620%, 12/01/29                            3,390              3,390
   Indiana State, Health Facilities
      Financing Authority, Mary
      Sherman Hospital Project,
      RB (A) (B)
           3.440%, 05/01/19                            3,350              3,350
   Indiana State, Transportation
      Finance Authority, Ser B-21,
      RB, FGIC (A)
           3.450%, 12/01/22                            1,985              1,985
   South Bend, Economic Development
      Authority, Stanley Clark School
      Project, RB (A) (B)
           3.600%, 11/01/30                            1,000              1,000
   Tippecanoe, School District,
      Temporary Loan Warrants
           3.750%, 12/29/06                            4,000              4,005
                                                                   ------------
                                                                         62,364
                                                                   ------------

IOWA -- 2.0%
   Cerro Gordo County, Private Schools
      Facilities, Newman Catholic Schools
      Systems Project, RB (A) (B)
           3.670%, 05/01/32                            5,750              5,750


--------------------------------------------------------------------------------
24                        SEI Tax Exempt Trust / Annual Report / August 31, 2006

--------------------------------------------------------------------------------
                                                 Face Amount              Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------

   Grinnell, Hospital Authority, Grinnell
      Regional Medical Center Project,
      RB (A) (B)
           3.620%, 12/01/21                     $        200       $        200
   Iowa State, Finance Authority,
      Museum of Art Foundation Project,
      RB (A) (B)
           3.620%, 06/01/33                              400                400
   Iowa State, Higher Education Loan
      Authority, Private College Facilities
      Project, Maharishi University,
      RB (A) (B)
           3.650%, 10/01/30                            1,300              1,300
   Iowa State, Higher Education Loan
      Authority, Private College Facilities,
      Des Moines Project, RB (A) (B)
           3.620%, 10/01/24                            2,900              2,900
   Iowa State, Higher Education Loan
      Authority, Private College Facilities,
      Grand View Project, RB (A) (B)
           3.620%, 10/01/25                            3,190              3,190
   Iowa State, Higher Education Loan
      Authority, Private College Facilities,
      Wartburg Project, RB (A) (B)
           3.620%, 03/01/30                            3,550              3,550
   Iowa State, Higher Education Loan
      Authority, Private Education Capital
      Loan Project, Ser B, RAN
           4.950%, 05/24/07                            1,200              1,209
   Iowa State, School Cash Anticipation
      Program, Warrants Certificates,
      Ser B, FSA
           4.500%, 01/26/07                            4,000              4,020
                                                                   ------------
                                                                         22,519
                                                                   ------------

KANSAS -- 2.2%
   Kansas State, Development Finance
      Authority, Multi-Family Housing,
      Woodridge Project, RB (A) (C)
           3.440%, 03/01/31                            3,700              3,700
   Lenexa, Multi-Family Housing Authority,
      Barrington Park Apartments Project,
      Ser A, RB (A) (C)
           3.420%, 02/01/23                            1,585              1,585
   Merriam, Multi-Family Housing Authority,
      Pinegate Apartments Project,
      RB (A) (B)
           3.520%, 12/01/26                            6,490              6,490
   Wyandotte County, Government Facilities
      Project, Temporary Notes, Ser I
           3.730%, 04/01/07                           12,000             12,000
                                                                   ------------
                                                                         23,775
                                                                   ------------

--------------------------------------------------------------------------------
                                                 Face Amount              Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------

KENTUCKY -- 0.9%
   Kentucky State, Area Development
      Districts Financing Trust, Calloway
      County Fire No. 6 Project, Ser A,
      RB (A) (B)
           3.470%, 12/01/32                     $        440       $        440
   Kentucky State, Area Development
      Districts Financing Trust, Garrison
      Volunteer Fire Project, Ser A,
      RB (A) (B)
           3.470%, 12/01/32                              100                100
   Kentucky State, Rural Water Finance
      Authority, Construction Notes,
      Ser A-1, RB (A)
           3.625%, 04/01/09                            2,200              2,200
   Kentucky State, Rural Water Finance
      Authority, Construction Notes,
      Ser D, RB
           3.500%, 10/01/06                            2,125              2,125
   Lexington, Government Industrial
      Building Authority, American Horse
      Shows Association Project,
      RB (A) (B)
           3.470%, 12/01/18                            1,710              1,710
   Lexington-Fayette Urban County,
      Government Housing Authority,
      Richmond Place Project, RB (A) (B)
           3.750%, 04/01/15                            3,380              3,380
                                                                   ------------
                                                                          9,955
                                                                   ------------

LOUISIANA -- 0.3%
   Louisiana State, Higher Education
      Facilities Authority, Northwestern
      State University Student Housing
      Program, Ser A, RB (A) (B)
           3.490%, 08/01/34                            1,500              1,500
   Louisiana State, Public Facilities
      Authority, St. Martins Episcopal
      School Project, RB (A) (B)
           3.540%, 09/01/19                            2,290              2,290
                                                                   ------------
                                                                          3,790
                                                                   ------------

MAINE -- 0.1%
   Portland, Industrial Development
      Authority, W.W. Grainger Project,
      RB (A)
           3.630%, 12/01/10                            1,315              1,315
                                                                   ------------

MARYLAND -- 1.2%
   Frederick, GO (A) (B)
           3.460%, 08/01/11                            2,300              2,300


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2006                        25

STATEMENT OF NET ASSETS

August 31, 2006

--------------------------------------------------------------------------------
                                                 Face Amount              Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------

   Maryland State, Community
      Development Administration,
      Residential Project, Ser C, RB
           3.375%, 03/07/07                     $      2,500       $      2,500
   Maryland State, Economic
      Development Authority, Goodwill
      Industrial Project, RB (A) (B)
           3.410%, 09/01/24                              400                400
   Maryland State, Health & Higher
      Education Authority, Pickersgill
      Project, Ser A, RB, Radian Insured (A)
           3.420%, 01/01/35                            7,890              7,890
                                                                   ------------
                                                                         13,090
                                                                   ------------

MASSACHUSETTS -- 7.1%
   Fitchburg, RAN
           4.350%, 12/01/06                            2,000              2,003
   Greater Attleboro-Taunton Regional
      Transit Authority, RAN
           3.950%, 08/23/07                            2,750              2,753
   Hampden & Wilbraham, BAN
           4.250%, 10/13/06                            3,500              3,505
   Massachusetts Bay, Transportation
      Authority, Ser SGA 123, Special
      Assessment (A)
           3.470%, 07/01/30                            1,000              1,000
   Massachusetts State, Development
      Finance Agency, Assumption College
      Project, Ser A, RB (A) (B)
           3.450%, 03/01/32                            3,450              3,450
   Massachusetts State, Development
      Finance Agency, Briarwood
      Retirement Project, Ser A,
      RB (A) (B)
           3.390%, 01/01/35                            1,000              1,000
   Massachusetts State, Development
      Finance Agency, Contemporary
      Art Project, Ser A, RB (A) (B)
           3.420%, 07/01/34                            5,000              5,000
   Massachusetts State, Development
      Finance Agency, Elderhostel Inc.
      Project, RB (A) (B)
           3.410%, 08/01/30                            2,765              2,765
   Massachusetts State, Development
      Finance Agency, ISO New England
      Project, RB (A) (B)
           3.430%, 02/01/32                            1,000              1,000
   Massachusetts State, Development
      Finance Agency, Jewish Geriatric
      Services Project, RB (A) (B)
           3.370%, 05/15/34                              500                500

--------------------------------------------------------------------------------
                                                 Face Amount              Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------

   Massachusetts State, Development
      Finance Agency, Marine Biological
      Lab Project, RB (A) (B)
           3.450%, 10/01/36                     $      2,500       $      2,500
   Massachusetts State, Development
      Finance Agency, Marino Foundation
      Project, RB (A) (B)
           3.410%, 07/01/21                            1,800              1,800
   Massachusetts State, Development
      Finance Agency, Meadowbrook
      School Issue Project, RB (A) (B)
           3.410%, 08/01/30                              400                400
   Massachusetts State, Development
      Finance Agency, Ser 563, RB (A)
           3.450%, 07/01/35                            1,000              1,000
   Massachusetts State, Development
      Finance Agency, Suffolk University
      Project, Ser A, RB (A) (C)
           3.470%, 07/01/35                           10,890             10,890
   Massachusetts State, Development
      Finance Agency, Ursuline
      Academy Dedham Project,
      RB (A) (B)
           3.420%, 05/01/32                            1,000              1,000
   Massachusetts State, Health &
      Educational Facilities Authority,
      Berklee College of Music Project,
      Ser D, RB, MBIA (A)
           3.370%, 10/01/27                              415                415
   Massachusetts State, Health &
      Educational Facilities Authority,
      Falmouth Assisted Living Project,
      Ser A, RB (A) (B)
           3.450%, 11/01/26                            2,700              2,700
   Massachusetts State, Health &
      Educational Facilities Authority,
      RB (A)
           3.440%, 01/01/10                            3,400              3,400
   Massachusetts State, Health &
      Educational Facilities Auth
      Ser B, RB (A) (B)
           3.450%, 06/01/32                            1,000              1,000
   Massachusetts State, Industrial
      Finance Agency, Governor Dummer
      Academy Project, RB (A) (B)
           3.450%, 07/01/26                              250                250
   Massachusetts State, Turnpike
      Authority, Ser 334, RB, MBIA (A)
           3.440%, 01/01/37                            2,000              2,000
   Massachusetts State, Water
      Pollution Authority,
      Ser 867T, RB (A)
           3.440%, 08/01/12                            2,220              2,220


--------------------------------------------------------------------------------
26                        SEI Tax Exempt Trust / Annual Report / August 31, 2006

--------------------------------------------------------------------------------
                                                 Face Amount              Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------

   Milton, BAN
           4.250%, 01/19/07                     $      3,000       $      3,012
   Montachusett Regional Transit
      Authority, RAN
           4.500%, 06/15/07                            3,100              3,114
   New Bedford, BAN
           4.000%, 02/16/07                           14,700             14,733
   Southeastern Regional Transportation
      Authority, RAN
           3.850%, 09/07/07                            2,100              2,103
   Worcester Regional Transit Authority,
      RAN
           4.250%, 06/29/07                            3,000              3,007
                                                                   ------------
                                                                         78,520
                                                                   ------------

MICHIGAN -- 3.2%
   Detroit, Sewer Disposal Revenue
      Authority, RB, FGIC (A)
           3.450%, 07/01/36                            5,000              5,000
   Jackson County, Economic
      Development Authority, Limited
      Thrifty Leoni Project, RB (A) (B)
           3.420%, 12/01/14                            1,000              1,000
   Lansing, Economic Development
      Authority, Atrium Office Partners
      Project, RB (A) (B)
           4.100%, 05/01/15                            1,430              1,430
   Michigan State, Building Authority,
      RB, MBIA (A)
           3.440%, 04/01/12                            3,800              3,800
   Michigan State, Higher Educational
      Facilities Authority, Adrian College
      Project, RB (A) (B)
           3.450%, 03/01/31                            4,125              4,125
   Michigan State, Housing Development
      Authority, Parks of Taylor Apartments
      Project, Ser A, RB (A) (C)
           3.420%, 08/15/32                              500                500
   Michigan State, Job Development
      Authority, Kentwood Residence
      Project, RB (A) (B)
           3.630%, 11/01/14                            3,000              3,000
   Michigan State, Municipal Board
      Authority, RB (A)
           3.440%, 10/01/23                              785                785
   Michigan State, Strategic Fund,
      Hope Network Project, RB (A) (B)
           3.600%, 04/01/35                            9,110              9,110
   Michigan State, Strategic Fund,
      Pilgrim Manor Project, RB (A) (B)
           3.540%, 05/01/20                            3,100              3,100

--------------------------------------------------------------------------------
                                                 Face Amount              Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------

   Northville Township, Economic
      Development Authority, Thrifty
      Northville Project, RB (A) (B)
           3.420%, 05/01/14                     $      1,500       $      1,500
   Northwestern Mutual Life Insurance,
      RB (A) (B)
           7.750%, 02/01/09                               61                 61
   Oakland County, Economic
      Development Authority, Corners
      Shopping Center, RB (A) (B)
           4.020%, 08/01/15                            2,085              2,085
                                                                   ------------
                                                                         35,496
                                                                   ------------

MINNESOTA -- 2.0%
   Arden Hills, Housing & Health
      Authority, Presbyterian Homes
      Project, Ser B, RB (A) (B)
           3.620%, 09/01/29                            1,526              1,526
   Bloomington, Commercial Development
      Authority, ATS II Project, RB (A) (B)
           3.520%, 03/01/12                            1,830              1,830
   Brooklyn, Center Development
      Authority, Brookdale Office Park
      Project, RB (A) (B)
           3.620%, 12/01/14                            3,100              3,100
   Brooklyn, Center Development
      Authority, Brookdale Office Park
      Project, Ser 1984, RB (A) (B)
           3.630%, 12/01/14                            2,305              2,305
   Coon Rapids, Health Center Systems
      Project, RB (A) (B)
           3.650%, 08/01/15                            1,855              1,855
   Duluth, Economic Development
      Authority, Miller-Dwan Medical
      Center Project, RB (A) (B)
           3.620%, 06/01/19                            1,040              1,040
   Mankato, Bethany Lutheran College
      Project, Ser B, RB (A) (B)
           3.620%, 11/01/15                            2,410              2,410
   Minneapolis, Minnehaha Academy
      Project, RB (A) (B)
           3.670%, 05/01/26                            3,400              3,400
   Roseville, Healthcare Facilities
      Authority, Presbyterian Homes
      Project, RB (A) (B)
           3.620%, 10/01/29                            1,695              1,695
   Roseville, Multi-Family Housing
      Authority, Rosepointe II Project,
      RB (A) (B)
           3.520%, 09/01/27                            1,325              1,325


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2006                        27

STATEMENT OF NET ASSETS

August 31, 2006

--------------------------------------------------------------------------------
                                                 Face Amount              Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------

   Roseville, Private School Facilities,
      Northwestern College Project,
      RB (A) (B)
           3.620%, 11/01/22                     $      1,165       $      1,165
   St. Paul, Housing & Redevelopment
      Authority, Minnesota Public
      Radio Project, RB (A) (B)
           3.620%, 05/01/22                              200                200
                                                                   ------------
                                                                         21,851
                                                                   ------------

MISSISSIPPI -- 0.2%
   Prentiss County, Industrial
      Development Authority, Eastern
      Heidelberg Project, Ser A,
      RB (A) (B)
           3.750%, 10/01/17                            2,500              2,500
                                                                   ------------

MISSOURI -- 3.9%
   Berkeley, Industrial Development
      Authority, Wetterau Project,
      RB (A) (B)
           3.430%, 07/01/08                            2,600              2,600
   Clayton, Industrial Development
      Authority, Bailey Court Project,
      RB (A) (B)
           3.570%, 01/01/09                            3,500              3,500
   Kansas City, Industrial Development
      Authority, Bethesda Living Center
      Project, Ser A, RB (A) (B)
           3.410%, 08/01/31                            4,800              4,800
   Kansas City, Industrial Development
      Authority, Springs Apartment
      Project, RB (A) (B)
           3.650%, 09/01/25                            2,350              2,350
   Kirkwood, Tax Increment Revenue
      Authority, Kirkwood Commons
      Project, RB (A) (B)
           3.620%, 10/01/17                            3,055              3,055
   Missouri State, Development Finance
      Board Infrastructure Authority,
      St. Louis Convention Center Project,
      Ser C, RB (A) (B)
           3.620%, 12/01/20                            2,440              2,440
   Missouri State, Health & Educational
      Facilities Authority, Christian
      Brothers Project, Ser A, RB (A) (B)
           3.620%, 10/01/32                              700                700
   Missouri State, Health & Educational
      Facilities Authority, Drury University
      Project, RB (A) (B)
           3.620%, 08/15/28                            2,700              2,700

--------------------------------------------------------------------------------
                                                 Face Amount              Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------

   Missouri State, Health & Educational
      Facilities Authority, Kansas City
      Art Institute, RB (A) (B)
           3.620%, 12/01/35                     $      1,300       $      1,300
   Missouri State, Health & Educational
      Facilities Authority, St. Joseph-St.
      Pius Project, Ser A, RB (A) (B)
           3.470%, 12/01/29                            1,880              1,880
   Missouri State, Health & Educational
      Facilities Authority, St. Louis
      University Project, RB (A)
           3.600%, 07/01/32                            1,385              1,385
   Missouri State, Health & Educational
      Facilities Authority, St. Louis
      University Project, Ser B, RB (A)
           3.600%, 10/01/24                            2,235              2,235
   Missouri State, Public Utilities
      Commission, Interim Construction
      Notes, RB
           4.000%, 09/15/06                            5,000              5,002
           4.500%, 09/15/07                            1,700              1,715
   St. Charles County, Industrial
      Development Authority, Sun River
      Village Project, RB (A) (B)
           3.480%, 12/01/27                            6,000              6,000
   St. Louis, Industrial Development
      Authority, Schnuck Markets
      Kirkwood Project, RB (A) (B)
           3.650%, 12/01/15                            1,300              1,300
                                                                   ------------
                                                                         42,962
                                                                   ------------

MONTANA -- 1.7%
   Helena, Higher Education Authority,
      Carroll College Campus Housing
      Project, RB (A) (B)
           3.620%, 10/01/32                            3,545              3,545
   Montana State, Board Investment
      Authority, Inter Capital Project,
      RB (A)
           3.650%, 03/01/10                            6,815              6,815
           3.650%, 03/01/28                            6,200              6,200
   Montana State, Health Facilities
      Authority, Healthcare Pooled Loan
      Program, Ser A, RB, FGIC (A)
           3.420%, 12/01/15                            1,905              1,905
                                                                   ------------
                                                                         18,465
                                                                   ------------

NEBRASKA -- 0.3%
   Lincoln, Electric Systems Authority,
      Ser B01, RB (A)
           3.450%, 09/01/20                              840                840


--------------------------------------------------------------------------------
28                        SEI Tax Exempt Trust / Annual Report / August 31, 2006

--------------------------------------------------------------------------------
                                                 Face Amount              Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------

   Nebraska State, Educational Finance
      Authority, Creighton University
      Project, Ser B, RB (A)
           3.620%, 12/15/12                     $      2,105       $      2,105
                                                                   ------------
                                                                          2,945
                                                                   ------------

NEVADA -- 0.9%
   Clark County, Ser 2990, GO,
      AMBAC (A)
           3.450%, 11/01/24                            8,355              8,355
   Nevada State, ABN Amro Munitops
      Certificate Trust, Ser 2004-41,
      GO, FGIC (A)
           3.350%, 06/01/11                                5                  5
   Truckee Meadows, Municipal
      Securities Trust Receipts,
      Ser SGA 137, RB, FSA (A)
           3.600%, 07/01/30                            1,700              1,700
                                                                   ------------
                                                                         10,060
                                                                   ------------

NEW HAMPSHIRE -- 2.1%
   New Hampshire State, Business
      Finance Authority, The Taylor
      Home Project, Ser A, RB (A) (B)
           3.460%, 05/01/35                            5,620              5,620
   New Hampshire State, Health &
      Educational Facilities Authority,
      New England Project, Ser B, RB,
      AMBAC (A)
           3.440%, 12/01/25                            2,000              2,000
   New Hampshire, Business Finance
      Authority, Taylor Home Project,
      Ser B, RB (A) (B)
           3.460%, 05/01/35                            5,000              5,000
   New Hampshire, Health & Educational
      Facilities Authority, Wentworth
      Douglass Hospital Project, RB,
      Radian Insured (A)
           3.670%, 01/01/31                           10,000             10,000
                                                                   ------------
                                                                         22,620
                                                                   ------------

NEW JERSEY -- 0.3%
   Barrington, School District, Board
      of Education, GAN
           4.250%, 10/20/06                            2,000              2,003
   North Wildwood, BAN
           4.400%, 12/15/06                            1,500              1,504
                                                                   ------------
                                                                          3,507
                                                                   ------------

--------------------------------------------------------------------------------
                                                 Face Amount              Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------

NEW MEXICO -- 1.6%
   Albuquerque, Metropolitan
      Redevelopment Authority, Springer
      Square Project, RB (A) (B)
           3.940%, 11/01/17                     $      3,000       $      3,000
   New Mexico State, ABN Amro
      Munitops, 2005-42 New Mexico
      Project, RB, AMBAC (A)
           3.370%, 06/01/13                            7,495              7,495
   University of New Mexico, Systems
      Improvement Project, RB (A)
           3.470%, 06/01/26                            7,195              7,195
                                                                   ------------
                                                                         17,690
                                                                   ------------

NEW YORK -- 2.8%
   Liberty, Industrial Development
      Authority, RB (A)
           3.450%, 10/01/35                            8,095              8,095
   New York City, Transitional Authority,
      Ser 362, RB (A)
           3.430%, 11/01/23                            1,000              1,000
   New York State, Dormitory Authority,
      RB (A) (C)
           3.440%, 08/15/25                              500                500
   New York State, Greater Southern Tier
      Board of Cooperative, RAN
           3.750%, 06/29/07                            7,200              7,205
   New York State, Thruway Highway &
      Board Authority, Ser 330, RB,
      MBIA (A)
           3.620%, 04/01/13                           13,700             13,700
                                                                   ------------
                                                                         30,500
                                                                   ------------

NORTH DAKOTA -- 0.0%
   Ward County, Health Care Facilities,
      Trinity Obligation Group Project,
      Ser A, RB (A) (B)
           3.620%, 07/01/29                              200                200
                                                                   ------------

OHIO -- 4.3%
   Berea, BAN
           3.600%, 12/20/06                            1,925              1,926
   Deerfield Township, BAN
           3.400%, 11/30/06                            2,000              2,000
   Franklin County, Healthcare Authority,
      Refunding & Improvement-
      Presbyterian Project, Ser A, RB
      Radian Insured (A)
           3.440%, 07/01/36                            6,000              6,000
   Greene County, BAN
           4.500%, 02/21/07                            1,830              1,839


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2006                        29

STATEMENT OF NET ASSETS

August 31, 2006

--------------------------------------------------------------------------------
                                                 Face Amount              Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------

   Hamilton County, Healthcare
      Authority, Sisters of Charity
      Senior Care Center Project,
      RB (A) (B)
           3.460%, 08/01/27                     $      3,865       $      3,865
   Jackson, Hospital Facilities
      Authority, Holzer Health
      Systems Project, RB,
      Radian Insured (A)
           3.440%, 10/01/29                            3,900              3,900
   Lakewood, Hospital Authority,
      RB (A) (B)
           4.020%, 11/01/10                            2,610              2,610
   Mason, Stormwater Improvement
      Project, BAN
           4.250%, 12/21/06                            2,265              2,271
   New Albany, Community Authority,
      Infrastructure Improvement Project,
      Ser C, RB (A) (B)
           3.450%, 02/01/25                            3,300              3,300
   Ohio State, Higher Education Facilities
      Authority, Kenyon College Project,
      RB (A)
           3.480%, 04/01/22                            3,800              3,800
   Olmsted Falls, BAN
           3.350%, 10/19/06                            2,295              2,296
   Perrysburg, BAN
           4.000%, 05/24/07                            3,450              3,453
   Stark County, Healthcare Facilities
      Authority, Canton Christian Home
      Project, RB (A) (B)
           3.500%, 09/01/15                              895                895
           3.150%, 09/15/16                            1,125              1,125
   University of Toledo, BAN
           4.250%, 01/24/07                            7,765              7,794
                                                                   ------------
                                                                         47,074
                                                                   ------------

OKLAHOMA -- 3.5%
   Oklahoma City, Ser 743, GO,
      MBIA (A)
           3.450%, 03/01/13                            2,600              2,600
   Oklahoma State, Educational Facility
      Authority, RB (A) (B)
           3.440%, 12/01/35                            7,075              7,075
   Oklahoma State, Turnpike Authority,
      Ser F, RB, XLCA Insured (A)
           3.400%, 01/01/28                           10,000             10,000
   Tulsa, Industrial Development
      Authority, Ser A, RB (A)
           3.700%, 05/15/17                           19,000             19,000
                                                                   ------------
                                                                         38,675
                                                                   ------------

OREGON -- 1.4%
   Linn County, School District #9,
      Ser 1059, GO (A)
           3.450%, 06/15/30                            2,995              2,995

--------------------------------------------------------------------------------
                                                 Face Amount              Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------

   Multnomah County, Higher Education
      Authority, Concordia University
      Portland Project, RB (A) (B)
           3.620%, 12/01/29                     $      2,880       $      2,880
   Oregon State, Health, Housing,
      Educational & Cultural Authorities,
      Saint Vincent De Paul Project,
      Ser A, RB (A) (B)
           3.480%, 03/01/19                            1,700              1,700
   Oregon State, School Boards
      Association Short-Term
      Borrowing, Ser A, COP
           3.850%, 05/31/07                            4,400              4,400
   Portland, Economic Development
      Authority, Broadway Project,
      Ser A, RB, AMBAC (A) (B)
           3.430%, 04/01/35                            3,750              3,750
                                                                   ------------
                                                                         15,725
                                                                   ------------

PENNSYLVANIA -- 5.3%
   Allegheny County, Industrial
      Development Authority, Parkway
      Center Project, Ser A, RB (A) (B)
           3.440%, 05/01/09                            1,715              1,715
   Allegheny County, Industrial
      Development Authority, Pittsburgh
      Theological Society Project,
      RB (A) (B)
           3.820%, 08/01/31                            3,000              3,000
   Allegheny County, Industrial
      Development Authority, Sacred
      Heart High School Project,
      RB (A) (B)
           3.450%, 06/01/22                            1,300              1,300
   Cumberland County, Municipal
      Authority, Dickinson College
      Project, Ser B, RB, AMBAC (A) (B)
           3.200%, 11/01/24                            3,200              3,200
   Cumberland County, Municipal
      Authority, Presbyterian Homes
      Project, Ser B, Radian Insured,
      RB (A)
           4.250%, 12/01/26                            3,000              3,021
   Dallastown, Area School District
      Authority, GO, FGIC (A)
           3.430%, 05/01/20                              490                490
   Delaware Valley, Regional Finance
      Authority, RB (A)
           3.440%, 01/01/14                            4,995              4,995
   Emmaus, General Authority, Local
      Government E-19 Project,
      RB (A) (B)
           3.430%, 03/01/24                              500                500


--------------------------------------------------------------------------------
30                        SEI Tax Exempt Trust / Annual Report / August 31, 2006

--------------------------------------------------------------------------------
                                                 Face Amount              Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------

   Erie County, Hospital Development
      Authority, Convention Center
      Project, Ser 2996, RB, FGIC (A)
           3.440%, 01/15/26                     $        485       $        485
   Erie County, Hospital Development
      Authority, Ser 820, RB, MBIA (A)
           3.450%, 07/01/22                            2,560              2,560
   Lampeter Strasburg, School District,
      Ser A, GO, FSA (A)
           3.430%, 06/01/19                            3,500              3,500
   Lancaster County, Hospital Authority,
      Willow Valley Retirement Project,
      Ser A, RB, Radian Insured (A)
           3.430%, 12/01/32                            3,000              3,000
   Lawrence County, Industrial
      Development Authority, Villa
      Maria Project, RB (A) (B)
           3.430%, 07/01/33                            1,200              1,200
   Montgomery County, Industrial
      Development Authority, Exelon
      Project, RB (A) (B)
           3.430%, 12/01/29                            5,250              5,250
   Moon Township, Industrial
      Development Authority, Executive
      Office Association Project,
      RB (A) (B)
           3.430%, 11/01/10                              500                500
   Moon Township, Industrial
      Development Authority, YMCA
      Greater Pittsburgh Project,
      RB (A) (B)
           3.430%, 06/01/25                              500                500
   Mount Lebanon, School District,
      Ser B19, GO, MBIA (A)
           3.450%, 02/15/27                            2,400              2,400
   Northampton County, Industrial
      Development Authority, Moravian
      Academy Project, RB (A) (B)
           3.430%, 02/01/18                              900                900
   Pennsylvania State, Higher Educational
      Facilities Authority, St. Joseph's
      University Project, Ser A, Radian
      Insured (A)
           3.380%, 05/01/31                              600                600
   Pennsylvania State, Municipal
      Securities Trust Certificates,
      Ser 2001-9016, Cl A, RB,
      FGIC (A)
           3.460%, 09/12/07                            5,500              5,501
   Pennsylvania State, Public School
      Building Authority, Parkland
      School District Project, Ser D,
      RB, FGIC (A)
           3.460%, 03/01/19                            6,155              6,155

--------------------------------------------------------------------------------
                                                 Face Amount              Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------

   Philadelphia, Hospital & Higher
      Education Facilities Authority,
      Philadelphia School Project,
      Ser A-3, RB (A) (B)
           3.460%, 03/01/19                     $      1,060       $      1,060
   Philadelphia, Industrial Development
      Authority, City Line Holiday Inn
      Project, Ser 96, RB (A) (B)
           3.430%, 12/01/08                              500                500
   Philadelphia, Industrial Development
      Authority, School for the Deaf
      Project, RB (A) (B)
           3.460%, 11/01/32                            1,000              1,000
   Sayre, Healthcare Facilities Authority,
       Capital Financing Project, Ser A,
      RB, AMBAC (A)
           3.440%, 12/01/20                            1,000              1,000
   Sayre, Healthcare Facilities Authority,
      Capital Financing Project, Ser C,
      RB, AMBAC (A)
           3.440%, 12/01/20                              900                900
   Sayre, Healthcare Facilities Authority,
      Capital Financing Project, Ser J,
      RB, AMBAC (A)
           3.440%, 12/01/20                            3,000              3,000
   University of Pittsburgh, University
      Capital Project, Ser A, RB (A)
           3.420%, 09/15/13                              650                650
                                                                   ------------
                                                                         58,882
                                                                   ------------

RHODE ISLAND -- 0.1%
   Rhode Island State, Economic
      Development Authority, RB,
      MBIA (A)
           3.450%, 07/01/23                            1,095              1,095
                                                                   ------------

SOUTH CAROLINA -- 1.8%
   Columbia, Packaging Facilities
      Authority, Ser 1299, RB, CIFG (A)
           3.450%, 02/01/37                            3,000              3,000
   Greenville County, School District,
      Ser 982, RB (A)
           3.450%, 12/01/28                              195                195
   Greenville County, School District,
      UBS Municipal CRVs, RB (A)
           3.480%, 06/01/14                            7,000              7,000
   South Carolina State, Ser C05, GO (A)
           3.450%, 04/01/28                            4,385              4,385
   Spartanburg County, School District
      No. 1, Ser B, BAN
           5.250%, 11/16/06                            5,000              5,021
                                                                   ------------
                                                                         19,601
                                                                   ------------


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2006                        31

STATEMENT OF NET ASSETS

August 31, 2006

--------------------------------------------------------------------------------
                                                 Face Amount              Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------

TENNESSEE -- 2.3%
   Blount County, Public Building
      Authority, Tennessee Library
      Project, RB (A) (B)
           3.410%, 12/01/15                     $        800       $        800
   GAF, Tax Exempt Bond Grantor Trust,
      RB (A) (B)
           4.000%, 10/01/12                            2,970              2,970
   Memphis-Shelby County, Industrial
      Development Board, University of
      Tennessee Medical Group Project,
      RB (A) (B)
           3.430%, 03/01/24                            5,900              5,900
   Metropolitan Nashville & Davidson
      County, Health & Educational
      Facilities Board, Franklin Road
      Project, RB (A) (B)
           3.410%, 07/01/21                              500                500
   Sevier County, Public Building
      Authority, Public Projects
      Construction Notes, Ser A-3, RB (A)
           3.500%, 04/01/08                            5,000              5,000
   Sevier County, Public Building
      Authority, Public Projects
      Construction Notes, Ser A-4, RB (A)
           3.500%, 10/01/08                            6,000              6,000
   Shelby County, Health, Educational &
      Housing Facilities Authority,
      St. Peter Villa Project, RB (A) (B)
           3.510%, 11/01/22                            2,530              2,530
   Wilson County, Industrial Development
      Authority, Hartmann Luggage
      Project, RB (A)
           3.430%, 07/01/26                            1,100              1,100
                                                                   ------------
                                                                         24,800
                                                                   ------------

TEXAS -- 4.6%
   Allen, Independent School District,
      GO (A)
           3.450%, 02/15/25                            5,875              5,875
   Barbers Hill, Independent School
      District, GO (A)
           3.450%, 02/15/26                            6,820              6,820
   Capital Area, Cultural Education
      Facilities, John Cooper School
      Project, RB (A) (B)
           3.470%, 10/01/35                            6,000              6,000
   El Paso, Water & Sewer Authority,
      RB, MBIA (A)
           3.450%, 03/01/25                            6,185              6,185
   Houston, Utilities Systems Revenue
      Authority, RB, MBIA (A)
           3.450%, 05/15/26                            7,970              7,970

--------------------------------------------------------------------------------
                                                 Face Amount              Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------

   Houston, Utilities Systems Revenue
      Authority, Ser B17, RB, MBIA (A)
           3.450%, 05/15/27                     $      4,850       $      4,850
   Hutto, Independent School District,
      GO (A)
           3.450%, 08/01/37                            4,200              4,200
   Lubbock County, Educational Facilities
      Authority, Lubbock Christian
      University Project, RB (A) (B)
           3.480%, 05/01/29                            5,400              5,400
   Tarrant County, Multi-Family Housing
      Finance Authority, Sierra Project,
      RB (A) (C)
           3.450%, 02/15/27                              765                765
   Texas State, TRAN
           4.500%, 08/31/07                            3,000              3,027
                                                                   ------------
                                                                         51,092
                                                                   ------------

UTAH -- 0.3%
   Lehi, Electric Utilities Authority, RB,
      FSA (A)
           3.500%, 06/01/20                            3,000              3,000
   Salt Lake County, Pollution Control
      Authority, Service Station Holdings
      Project, RB (A)
           3.600%, 02/01/08                              400                400
                                                                   ------------
                                                                          3,400
                                                                   ------------

VERMONT -- 1.7%
   Vermont State, Educational & Health
      Buildings Financing Authority,
      Capital Asset Financing Project,
      Ser 1, RB (A) (B)
           3.450%, 06/01/22                            5,040              5,040
   Vermont State, Educational & Health
      Buildings Financing Authority,
      Capital Asset Financing Project,
      Ser 2, RB (A) (B)
           3.450%, 06/01/27                            2,110              2,110
   Vermont State, Educational & Health
      Buildings Financing Authority,
      Copley Hospital Project, Ser A,
      RB (A) (B)
           3.460%, 10/01/30                            4,130              4,130
   Vermont State, Educational & Health
      Buildings Financing Authority,
      New England Project, RB,
      AMBAC (A)
           3.440%, 12/01/25                            2,500              2,500
   Vermont State, Educational & Health
      Buildings Financing Authority,
      Porter Hospital Project, Cl A,
      RB (A) (B)
           3.460%, 10/01/35                            5,000              5,000
                                                                   ------------
                                                                         18,780
                                                                   ------------
--------------------------------------------------------------------------------
32                        SEI Tax Exempt Trust / Annual Report / August 31, 2006

--------------------------------------------------------------------------------
                                                 Face Amount              Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------

VIRGINIA -- 0.1%
   Lynchburg, Industrial Development
      Authority,  VHA Mid Atlantic-Capital
      Project, Ser E, RB, AMBAC (A)
           3.440%, 12/01/25                     $        100       $        100
   Virginia State, Public Building
      Authority, Ser 131, RB, MBIA (A)
           3.450%, 08/01/19                              585                585
                                                                   ------------
                                                                            685
                                                                   ------------

WASHINGTON -- 4.7%
   Douglas County, Public Utility
      Authority, Ser 3063, RB, FGIC (A)
           3.450%, 09/01/26                            2,770              2,770
   King County, Ser B, BAN
           4.500%, 11/01/06                            5,500              5,513
   Kitsap County, School District #303,
      GO, MBIA (A)
           3.450%, 12/01/24                            6,455              6,455
   Northwest Washington, Electrical
      Revenue Authority, Ser 2186, RB,
      FSA (A)
           3.460%, 07/01/08                            3,545              3,545
   Northwest Washington, Electrical
      Revenue Authority, Ser C, RB,
      FSA (A)
           3.460%, 01/01/10                            5,174              5,174
   Port Townsend, Industrial
      Development Authority, Port
      Townsend Paper Project,
      RB (A) (B)
           3.510%, 03/01/09                            7,200              7,200
   Washington State, ABN Amro
      Munitops Certificate Trust,
      Ser 2005-28, RB, MBIA (A)
           3.350%, 03/01/13                            6,000              6,000
   Washington State, GO, FGIC (A)
           3.460%, 07/01/19                            5,170              5,170
   Washington State, Housing Finance
      Commission, Christa Project,
      Ser B, RB (A) (B)
           3.470%, 07/01/11                            1,545              1,545
   Washington State, Housing Finance
      Commission, Museum History &
      Industry Project, RB (A) (B)
           3.650%, 12/01/33                              700                700
   Washington State, Housing Finance
      Commission, Pioneer Human
      Services Program, RB (A) (B)
           3.680%, 07/01/11                              400                400

--------------------------------------------------------------------------------
                                                 Face Amount              Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------

   Washington State, Housing Finance
      Commission, Rockwood Retirement
      Communities Program, Ser A,
      RB (A) (B)
           3.650%, 01/01/30                     $        400       $        400
   Washington State, Housing Finance
      Commission, St. Vincent De Paul
      Project, Ser A, RB (A) (B)
           3.620%, 02/01/31                            1,600              1,600
   Washington State, Housing Finance
      Commission, Tacoma Art Museum
      Project, RB (A) (B)
           3.620%, 06/01/32                            1,800              1,800
   Washington State, Ser 1095, GO,
      AMBAC (A)
           3.450%, 01/01/28                            4,093              4,093
                                                                   ------------
                                                                         52,365
                                                                   ------------

WEST VIRGINIA -- 1.8%
   Charleston, Building Commission
      Parking Facilities Authority,
      Charleston Town Center Parking
      Project, Ser A, RB (A) (B)
           3.530%, 12/01/16                            9,345              9,345
   Parkersburg, Industrial Development
      Authority, B-H Associate
      Project, RB (A)
           3.460%, 10/01/14                            3,500              3,500
   Putnam County, Industrial Development
      Authority, FMC Project,
      RB (A) (B)
           3.650%, 10/01/11                            5,300              5,300
   West Virginia State, Hospital Finance
      Authority, Mid-Atlantic Capital
      Project, Ser H, RB, AMBAC (A)
           3.440%, 12/01/25                            2,100              2,100
                                                                   ------------
                                                                         20,245
                                                                   ------------

WISCONSIN -- 2.8%
   Burlington, Area School District, TRAN
           3.850%, 09/21/06                            2,000              2,001
   Menomonee Falls, Industrial
      Development Authority, Maysteel
      Project, RB (A) (B)
           3.500%, 11/01/14                            3,000              3,000
   Milwaukee, Redevelopment Authority,
      Montessori Society School Project,
      RB (A) (B)
           3.670%, 07/01/21                            1,290              1,290
   Wisconsin State, Health & Educational
      Facilities Authority, Alverno College
      Project,RB (A) (B)
           3.620%, 11/01/17                            3,100              3,100
--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2006                        33

STATEMENT OF NET ASSETS

Institutional Tax Free Fund (Concluded)

August 31, 2006

--------------------------------------------------------------------------------
                                                 Face Amount              Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------

   Wisconsin State, Health & Educational
      Facilities Authority, Aurora Health
      Care Project, Ser C, RB (A) (B)
           3.570%, 04/01/28                     $      1,300       $      1,300
   Wisconsin State, Health & Educational
      Facilities Authority, Blood Center
      Project, Ser A, RB (A) (B)
           3.430%, 06/01/19                            4,760              4,760
   Wisconsin State, Health & Educational
      Facilities Authority, Hospice Care
      Holdings Inc. Project, RB (A) (B)
           3.420%, 05/01/30                            1,750              1,750
   Wisconsin State, Health & Educational
      Facilities Authority, Lutheran College
      Project, RB (A) (B)
           3.620%, 06/01/33                            1,400              1,400
   Wisconsin State, Health & Educational
      Facilities Authority, Madison Family
      Medicine Project, RB (A) (B)
           3.650%, 05/01/21                            4,650              4,650
   Wisconsin State, Health & Educational
      Facilities Authority, Mercy Health
      Systems Project, Ser C, RB (A) (B)
           3.420%, 08/15/23                            2,225              2,225
   Wisconsin State, Health & Educational
      Facilities Authority, Meriter Hospital
      Project, RB (A) (B)
           3.620%, 12/01/32                            2,550              2,550
   Wisconsin State, Health & Educational
      Facilities Authority, Oakwood Project,
      Ser B, RB (A) (B)
           3.430%, 08/15/30                              800                800
   Wisconsin State, Health & Educational
      Facilities Authority, Riverview
      Hospital Association Project,
      RB (A) (B)
           3.620%, 10/01/30                            2,000              2,000
                                                                   ------------
                                                                         30,826
                                                                   ------------

Total Municipal Bonds
   (Cost $1,111,166) ($ Thousands)                                    1,111,166
                                                                   ------------

Total Investments -- 100.5%
   (Cost $1,111,166) ($ Thousands)                                    1,111,166
                                                                   ------------

--------------------------------------------------------------------------------
                                                                          Value
Description                                                       ($ Thousands)
--------------------------------------------------------------------------------

OTHER ASSETS AND LIABILITIES -- (0.5)%
Payable for Investment Securities Purchased                        $    (11,311)
Income Distribution Payable                                              (1,872)
Administration Fees Payable                                                (234)
Shareholder Servicing Fees Payable                                          (82)
Investment Advisory Fees Payable                                            (36)
Trustees' Fees Payable                                                      (10)
Other Assets and Liabilities, Net                                         8,099
                                                                   ------------
Total Other Assets and Liabilities                                       (5,446)
                                                                   ------------
Net Assets -- 100.0%                                               $  1,105,720
                                                                   ============


NET ASSETS:
Paid-In-Capital
   (unlimited authorization -- no par value)                       $  1,105,723
Distribution in excess of net investment income                              (3)
                                                                   ------------
Net Assets                                                         $  1,105,720
                                                                   ============

Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($786,745,076 / 786,917,201 shares)                                 $   1.00
                                                                   ============

Net Asset Value, Offering and Redemption
   Price Per Share -- Class B
   ($297,433,789 / 297,426,000 shares)                                 $   1.00
                                                                   ============

Net Asset Value, Offering and Redemption
   Price Per Share -- Class C
   ($21,540,921 / 21,554,829 shares)                                   $   1.00
                                                                   ============

(A) Floating Rate Security -- the rate reflected on the Statement of Net Assets is the rate in effect on August 31, 2006. The demand and interest rate reset features give this security a shorter effective maturity date.

(B) Securities are held in conjunction with a letter of credit from a major bank or financial institution.

(C) Securities are collateralized under an agreement from FHLMC & FNMA. AMBAC -- American Municipal Bond Assurance Company
BAN -- Bond Anticipation Note
CIFG -- CDC IXIS Financial Guaranty
Cl -- Class
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
FSA -- Financial Security Assistance
GAN -- Grant Anticipation Note
GO -- General Obligation
MBIA -- Municipal Bond Insurance Association
Radian -- Radian Asset Assurance
RAN -- Revenue Anticipation Note
RAW -- Revenue Anticipation Warrant
RB -- Revenue Bond
Ser -- Series
TA -- Tax Allocation
TAN -- Tax Anticipation Note
TRAN -- Tax and Revenue Anticipation Note
XLCA -- XL Capital Assurance

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
34                        SEI Tax Exempt Trust / Annual Report / August 31, 2006

Massachusetts Tax Free Money Market Fund

August 31, 2006

--------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

SECTOR WEIGHTINGS (UNAUDITED)*:

25.1%  Education
20.3%  Healthcare
15.0%  Transportation
11.6%  Industrial Development
 8.4%  Nursing Homes
 7.8%  General Obligations
 4.9%  Water
 4.1%  Housing
 1.6%  Public Facilities
 1.2%  Utilities

* Percentages based on total investments.

--------------------------------------------------------------------------------
                                                 Face Amount              Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------

MUNICIPAL BONDS -- 101.5%

MASSACHUSETTS -- 101.5%
   Boston, Water & Sewer Commission,
      Ser A, RB (A) (B)
           3.370%, 11/01/24                     $      1,225       $      1,225
   Bridgewater & Raynham, Regional
      School District, BAN
           4.500%, 01/26/07                            1,425              1,432
   Cape Ann Transportation Authority,
      RAN
           4.250%, 07/12/07                            2,200              2,205
   Chatham, BAN
           4.000%, 02/01/07                            2,200              2,206
   Fitchburg, RAN
           4.350%, 12/01/06                            1,000              1,002
   Hampden & Wilbraham, BAN
           4.250%, 10/13/06                            1,500              1,502
   Mashpee, BAN
           3.750%, 09/22/06                            1,954              1,955
   Mashpee, Water District Authority,
      BAN
           4.500%, 08/16/07                            1,000              1,006
   Massachusetts Bay, Transportation
      Authority, Ser SG 156, RB (A)
           3.680%, 07/01/30                            2,060              2,060
   Massachusetts Bay, Transportation
      Authority, Special Assessment (A)
           3.450%, 07/01/34                            2,500              2,500
   Massachusetts State, Development
      Finance Agency, Assumption College
      Project, Ser A, RB (A) (B)
           3.450%, 03/01/32                            3,760              3,760
   Massachusetts State, Development
      Finance Agency, Belmont Day
      School Project, RB (A) (B)
           3.450%, 07/01/31                            2,500              2,500

--------------------------------------------------------------------------------
                                                 Face Amount              Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------

   Massachusetts State, Development
      Finance Agency, Briarwood
      Retirement Project, Ser A,
      RB (A) (B)
           3.390%, 01/01/35                     $      1,500       $      1,500
   Massachusetts State, Development
      Finance Agency, Bridgewell Project,
      Ser A, RB (A) (B)
           3.430%, 06/01/30                            2,000              2,000
   Massachusetts State, Development
      Finance Agency, Brooks School
      Issue, Ser A, RB, MBIA (A)
           3.450%, 07/01/29                            3,595              3,595
   Massachusetts State, Development
      Finance Agency, Cardinal Cushing
      Centers Project, RB (A) (B)
           3.410%, 02/01/33                            1,860              1,860
   Massachusetts State, Development
      Finance Agency, Elderhostel Inc.
      Project, RB (A) (B)
           3.410%, 08/01/30                            3,165              3,165
   Massachusetts State, Development
      Finance Agency, ISO New England
      Project, RB (A) (B)
           3.430%, 02/01/32                            2,000              2,000
   Massachusetts State, Development
      Finance Agency, Jewish Geriatric
      Services Project, RB (A) (B)
           3.370%, 05/15/34                            2,500              2,500
   Massachusetts State, Development
      Finance Agency, Marine Biological
      Lab Project, RB (A) (B)
           3.450%, 10/01/36                            4,000              4,000
   Massachusetts State, Development
      Finance Agency, New England
      Deaconess Association Project,
      RB (A) (B)
           3.370%, 06/01/34                            3,500              3,500
   Massachusetts State, Development
      Finance Agency, Scandinavian
      Living Center Project, RB (A) (B)
           3.400%, 11/01/28                            1,700              1,700
   Massachusetts State, Development
      Finance Agency, Ser 563, RB (A)
           3.450%, 07/01/35                            3,290              3,290
   Massachusetts State, Development
      Finance Agency, Suffolk University
      Project, Ser A, RB (A)
           3.470%, 07/01/35                            1,980              1,980
   Massachusetts State, Development
      Finance Agency, The Rivers
      School Project, RB (A) (B)
           3.420%, 08/01/32                            3,000              3,000


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2006                        35

STATEMENT OF NET ASSETS

Massachusetts Tax Free Money Market Fund (Concluded)

August 31, 2006

--------------------------------------------------------------------------------
                                                 Face Amount              Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------

   Massachusetts State, Development
      Finance Agency, Ursuline Academy
      Dedham Project, RB (A) (B)
           3.420%, 05/01/32                     $      2,100       $      2,100
   Massachusetts State, Development
      Finance Agency, Wentworth Institute
      Project, RB, AMBAC (A)
           3.450%, 10/01/30                            1,000              1,000
   Massachusetts State, Federal Highway
      Authority, RB (A)
           3.430%, 06/15/09                            1,840              1,840
   Massachusetts State, Health &
      Educational Facilities Authority,
      Emmanuel College Project,
      RB (A) (B)
           3.400%, 07/01/33                            1,000              1,000
   Massachusetts State, Health &
      Educational Facilities Authority,
      Falmouth Assisted Living Project,
      Ser A, RB (A) (B)
           3.450%, 11/01/26                            1,700              1,700
   Massachusetts State, Health &
      Educational Facilities Authority,
      Hillcrest Extended Care Project,
      Ser A, RB (A) (B)
           3.400%, 10/01/26                            2,400              2,400
   Massachusetts State, Health &
      Educational Facilities Authority,
      RB (A)
           3.440%, 01/01/10                            4,500              4,500
   Massachusetts State, Health &
      Educational Facilities Authority,
      Ser 954, RB, AMBAC (A)
           3.440%, 07/01/24                            3,200              3,200
   Massachusetts State, Health &
      Educational Facilities Authority,
      Sherrill House Project, Ser A-1,
      RB (A) (B)
           3.390%, 01/01/32                            3,200              3,200
   Massachusetts State, Health &
      Educational Facilities Authority,
      St. Ann's Home Project, Ser A,
      RB (A) (B)
           3.860%, 03/01/22                            1,310              1,310
   Massachusetts State, Health &
      Educational Facilities Authority,
      Wellesley College Issue, Ser E,
      RB (A)
           3.450%, 07/01/22                            1,800              1,800
   Massachusetts State, Health &
      Educational Facilities Authority,
      Williams College Issue, Ser E,
      RB (A)
           3.390%, 08/01/14                            1,400              1,400

--------------------------------------------------------------------------------
                                                 Face Amount              Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------

   Massachusetts State, Housing Finance
      Agency, Ser 2004-1055, RB (A)
           3.440%, 06/01/34                     $        695       $        695
   Massachusetts State, Housing Finance
      Agency, Ser F, RB, FSA (A)
           3.380%, 12/01/37                            1,600              1,600
   Massachusetts State, Housing Finance
      Agency, Ser G, RB (A)
           3.380%, 12/01/25                            1,680              1,680
   Massachusetts State, Housing Finance
      Authority, Multi-Family Housing
      Project, Ser A, RB (A) (C)
           3.380%, 01/15/10                              385                385
   Massachusetts State, Industrial
      Finance Agency, Goddard House
      Project, Ser 1995, RB (A) (B)
           3.440%, 11/01/25                            1,815              1,815
   Massachusetts State, Industrial
      Finance Agency, Jewish Geriatric
      Services Project, Ser A, RB (A) (B)
           3.370%, 05/15/13                              500                500
   Massachusetts State, Ser 449,
      GO, AMBAC (A)
           3.440%, 02/01/18                            1,380              1,380
   Massachusetts State, Turnpike
      Authority, Ser 334, RB, MBIA (A)
           3.440%, 01/01/37                            3,743              3,743
   Massachusetts State, Water Pollution
      Authority, Ser 867T, RB (A)
           3.440%, 08/01/12                            1,595              1,595
   Massachusetts State, Water Resource
      Authority, Ser B, RB, FGIC (A)
           3.430%, 08/01/37                            2,600              2,600
   Montachusett Regional Transit
      Authority, RAN
           4.500%, 06/15/07                            2,500              2,511
   New Bedford, BAN
           4.000%, 02/16/07                            1,100              1,103
   North Adams, BAN
           4.500%, 09/29/06                              600                600
   Southeastern Regional Transportation
      Authority, RAN
           3.850%, 09/07/07                            1,000              1,001
   University of Massachusetts, Building
      Authority, Ser 1, RB, AMBAC (A)
           3.400%, 11/01/34                            1,650              1,650
                                                                   ------------

Total Municipal Bonds
   (Cost $105,751) ($ Thousands)                                        105,751
                                                                   ------------

Total Investments -- 101.5%
   (Cost $105,751) ($ Thousands)                                        105,751
                                                                   ------------


--------------------------------------------------------------------------------
36                        SEI Tax Exempt Trust / Annual Report / August 31, 2006

--------------------------------------------------------------------------------
                                                                          Value
Description                                                       ($ Thousands)
--------------------------------------------------------------------------------

OTHER ASSETS AND LIABILITIES -- (1.5)%
Payable for Investment Securities Purchased                        $     (2,003)
Income Distribution Payable                                                (202)
Shareholder Servicing Fees Payable                                          (21)
Administration Fees Payable                                                 (11)
Investment Advisory Fees Payable                                             (3)
Trustees' Fees Payable                                                       (1)
Other Assets and Liabilities, Net                                           695
                                                                   ------------
Total Other Assets and Liabilities                                       (1,546)
                                                                   ------------
Net Assets -- 100.0%                                               $    104,205
                                                                   ============


NET ASSETS:
Paid-In-Capital                                                    $    104,207
Distribution in excess of net investment income                              (1)
Accumulated net realized loss on investments                                 (1)
                                                                   ------------
Net Assets                                                         $    104,205
                                                                   ============

Net Asset Value, Offering and Redemption
   Price Per Share -- Class B
   ($104,205,087 / 104,206,152 shares)                                 $   1.00
                                                                   ============

(A) Floating Rate Security -- the rate reflected on the Statement of Net Assets is the rate in effect on August 31, 2006. The demand and interest rate reset features give this security a shorter effective maturity date.

(B) Securities are held in conjunction with a letter of credit from a major bank or financial institution.

(C)   Securities are collateralized under an agreement from FNMA.
AMBAC -- American Municipal Bond Assurance Company
BAN -- Bond Anticipation Note
FGIC -- Financial Guaranty Insurance Company
FNMA -- Federal National Mortgage Association
FSA -- Financial Security Assistance
GO -- General Obligation
MBIA -- Municipal Bond Insurance Association
RAN -- Revenue Anticipation Note
RB -- Revenue Bond
Ser -- Series


The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2006                        37

STATEMENT OF NET ASSETS

Intermediate-Term Municipal Fund

August 31, 2006

--------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

SECTOR WEIGHTINGS (UNAUDITED)*:

17.5%  General Obligations
14.3%  General Revenue
10.8%  Education
10.2%  Healthcare
 8.6%  Power
 7.0%  Industrial Development
 6.9%  Public Facilities
 5.3%  Utilities
 4.9%  Airports
 4.3%  Transportation
 3.6%  Pollution Control
 3.5%  Housing
 1.6%  Water
 0.7%  Equipment
 0.6%  Tax Exempt Corporate Bond
 0.2%  Board Bank Revenue
 0.0%  Short Term Investment

* Percentages based on total investments.

--------------------------------------------------------------------------------
                                                 Face Amount       Market Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------

MUNICIPAL BONDS -- 98.2%

ALABAMA -- 0.7%
   Alabama State, Private Colleges &
      Universities, Tuskegee University
      Project, Ser A, RB, Radian Insured
      Pre-Refunded @ 102 (C)
           5.700%, 09/01/06                     $      1,695       $      1,729
   Jefferson County, Public Building
      Authority, RB, AMBAC
           5.000%, 04/01/14                            2,000              2,157
   Montgomery, BMC Special Care
      Facilities, Baptist Health Project,
      Ser A-2, RB, MBIA (D)
           4.000%, 11/15/13                            3,000              3,034
                                                                   ------------
                                                                          6,920
                                                                   ------------

ALASKA -- 1.6%
   Alaska State, Energy & Power
      Authority, Bradley Lake Project,
      Ser 3, RB, FSA
           6.000%, 07/01/12                            3,980              4,433
   Alaska State, Energy & Power
      Authority, Bradley Lake Project,
      Ser 4, RB, FSA
           6.000%, 07/01/14                            2,920              3,319
   Alaska State, Housing Finance
      Authority, Ser A-1, RB
      Callable 06/01/09 @ 100
           6.000%, 06/01/15                            1,940              2,039
   Alaska State, Housing Finance
      Authority, Ser B,RB, MBIA
      Callable 06/01/15 @ 100
           5.000%, 12/01/20                            5,000              5,319

--------------------------------------------------------------------------------
                                                 Face Amount       Market Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------

   Alaska State, International Airports,
      Ser A, RB, MBIA
           5.000%, 10/01/12                     $      2,000       $      2,112
                                                                   ------------
                                                                         17,222
                                                                   ------------

ARIZONA -- 2.7%
   Arizona State, Agricultural
      Improvement & Power Authority,
      Salt River Project, Ser B, RB
      Callable 01/01/13 @ 100
           5.000%, 01/01/25                            4,000              4,185
   Maricopa County, Pollution Authority,
      California Edison Company
      Project, Ser A, RB
      Callable 03/02/09 @ 100 (A)
           2.900%, 06/01/35                            5,000              4,862
   Mesa, Utility Systems Authority,
      RB, FGIC
           6.500%, 07/01/11                            3,865              4,351
   Mesa, Utility Systems Authority,
      RB, FGIC (D)
           7.125%, 07/01/11                            7,000              8,076
   Pima County, Industrial
      Development Authority, Capital
      Appreciation, Ser B, RB
      Callable 03/01/14 @ 101 (E)
           4.550%, 09/01/25                            1,920              1,946
   Pima County, Unified School
      District No. 1, GO, FSA
      Callable 07/01/12 @ 100
           4.750%, 07/01/14                            3,000              3,146
   Pinal County, COP
      Callable 12/01/14 @ 100
           5.000%, 12/01/29                            2,000              2,055
                                                                   ------------
                                                                         28,621
                                                                   ------------

ARKANSAS -- 0.8%
   Arkansas State, Development Finance
      Authority, Mortgage Backed
      Securities Program, Ser A, RB
      Callable 01/01/11 @ 100 (E)
           4.700%, 07/01/16                            1,015              1,033
   Arkansas State, Development Finance
      Authority, Mortgage Backed
      Securities Program, Ser D, RB
      Callable 07/01/12 @ 100 (E)
           3.000%, 01/01/24                            1,760              1,753
   Arkansas State, University of Central
      Arkansas, Auxiliary Project,
      Ser C, RB, AMBAC
           6.125%, 04/01/26                            1,535              1,872


--------------------------------------------------------------------------------
38                        SEI Tax Exempt Trust / Annual Report / August 31, 2006

--------------------------------------------------------------------------------
                                                 Face Amount       Market Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------

   Arkansas State, University of Central
      Arkansas, Student Fee Project,
      Ser B, RB, AMBAC
           6.125%, 04/01/26                     $      1,535       $      1,873
   Arkansas State, University of Central
      Arkansas, Student Housing Project,
      Ser A, RB, AMBAC
           6.000%, 04/01/21                            1,990              2,346
                                                                   ------------
                                                                          8,877
                                                                   ------------

CALIFORNIA -- 12.1%
   California State,  Water Department
      Authority, Ser B-2, RB
      Callable 09/07/06 @ 100 (A)
           3.480%, 05/01/22                            1,400              1,400
   California State, Bay Area Toll
      Authority, San Francisco Bay
      Area Project, Ser F, RB
      Callable 04/01/16 @ 100
           5.000%, 04/01/31                            1,680              1,768
   California State, Economic
      Development Authority,
      Ser A, GO, MBIA
           5.250%, 07/01/13                           10,000             10,962
   California State, GO
           5.250%, 02/01/11                            2,000              2,129
           5.000%, 02/01/12                            6,000              6,376
           5.000%, 10/01/12                           12,425             13,289
   California State, GO
      Callable 08/01/13 @ 100
           5.250%, 02/01/14                            4,000              4,357
   California State, GO Partially
      Pre-Refunded @ 100 (C)
           6.250%, 10/01/19                              480                481
   California State, GO Partially
      Pre-Refunded @ 101 (C)
           5.250%, 06/01/12                              840                852
   California State, GO, AMBAC
           5.000%, 02/01/14                            1,000              1,084
   California State, Public Works Board,
      Community Colleges Project,
      Ser A, RB
           5.500%, 12/01/10                            2,475              2,654
   California State, Public Works Board,
      Department of Corrections Project,
      Ser B, RB
           5.250%, 01/01/13                            2,000              2,165
   California State, Ser 1, GO
           5.000%, 09/01/15                            3,625              3,928
   California State, Various Purposes, GO
           5.000%, 06/01/13                            5,275              5,661
           5.000%, 03/01/14                            2,150              2,314

--------------------------------------------------------------------------------
                                                 Face Amount       Market Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------

   California State, Water Department
      Authority, Central Valley Project,
      Ser Q, RB
           6.000%, 12/01/10                     $      2,955       $      3,238
   California State, Water Department
      Authority, Central Valley Project,
      Ser Q, RB (D)
           6.000%, 12/01/10                            2,195              2,410
   California State, Water Department
      Authority, Ser A, RB
           5.500%, 05/01/09                            2,000              2,093
   California Statewide, Communities
      Development Authority, Equity
      Residential Project, Ser C, RB (A)
           5.200%, 12/01/29                            2,750              2,843
   California Statewide, Communities
      Development Authority, Kaiser
      Permanente Project, Ser B, RB
      Callable 03/01/16 @ 100
           5.250%, 03/01/45                            5,500              5,754
   California Statewide, Communities
      Development Authority, Kaiser
      Permanente Project, Ser B, RB
      Callable 07/05/10 @ 102 (A)
           3.900%, 08/01/31                            2,450              2,432
   California Statewide, Communities
      Development Authority, Kaiser
      Permanente Project, Ser E, RB
           3.875%, 04/01/32                            7,500              7,491
   California Statewide, Communities
      Development Authority, Kaiser
      Permanente Project, Ser I, RB
           3.450%, 04/01/35                            3,000              2,936
   California Statewide, Communities
      Development Authority, Pollution
      Control, Southern California
      Education Project, Ser A, RB, XLCA
      Callable 04/01/13 @ 100
           4.100%, 04/01/28                            1,890              1,930
   Golden State, Tobacco Securitization
      Project, Capital Appreciation
      Project, Ser A, RB, AMBAC
      Callable 06/01/18 @ 100 (F)
           4.600%, 06/01/23                            3,500              2,927
   Golden State, Tobacco Securitization
      Project, Enhanced Project,
      RB, FGIC
      Pre-Refunded @ 100 (C)
           5.500%, 06/01/13                            3,000              3,315
   Golden State, Tobacco Securitization
      Project, Enhanced Project,
      Ser A, RB
      Callable 06/01/10 @ 100
           5.000%, 06/01/20                            1,000              1,044
--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2006                        39

STATEMENT OF NET ASSETS

August 31, 2006

--------------------------------------------------------------------------------
                                                 Face Amount       Market Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------

   Golden State, Tobacco Securitization
      Project, Ser 2003-A-1, RB
      Callable 06/01/13 @ 100
           5.000%, 06/01/21                     $      6,810       $      6,841
   Kings River, Conservation District,
      Peaking Project, COP
           5.000%, 05/01/12                            2,300              2,409
   Lammersville, School District #2002,
      Mountain House Project,
      Special Tax Obligation
      Callable 09/01/16 @ 100
           5.125%, 09/01/35                            1,000              1,007
   Mojave, Water Agency, Improvement
      District, Morongo Basin Project,
      GO, FGIC
           5.600%, 09/01/12                            1,000              1,020
   Northern California, Tobacco
      Securitization Authority,
      Asset-Backed, Ser A-1, RB
      Callable 06/01/15 @ 100
           4.750%, 06/01/23                              980                968
   Northern California, Tobacco
      Securitization Authority, Ser B, RB
      Callable 06/01/11 @ 100
           4.375%, 06/01/21                            1,140              1,180
   Roseville Westpark Community
      Facilities District #1,
      Special Tax Obligation
      Callable 03/01/07 @ 103
           5.200%, 09/01/26                            1,000              1,011
   San Diego County, Regional Airport
      Authority, RB, AMBAC
           5.000%, 07/01/11                            2,135              2,242
   Southern California, Metropolitan
      Water District, Ser B, RB
           5.000%, 07/01/14                            3,800              4,147
   Southern California, Metropolitan
      Water District, Ser C-1, RB
      Callable 10/02/06 @ 100 (A)
           3.350%, 07/01/36                              700                700
   Torrance, Redevelopment Agency,
      Senior Lien, Ser C, TA, MBIA
           5.000%, 09/01/08                            1,215              1,251
   University of California, Ser A, RB,
      AMBAC
           5.000%, 05/15/13                            5,500              5,961
                                                                   ------------
                                                                        126,570
                                                                   ------------

COLORADO -- 0.3%
   Colorado State, Department of
      Corrections, Penitentiary II
      Project, Ser B, COP, AMBAC
           5.000%, 03/01/15                            2,500              2,694

--------------------------------------------------------------------------------
                                                 Face Amount       Market Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------

   Colorado State, Housing Finance
      Authority, Single-Family Housing
      Project, Ser C-3, RB
      Callable 11/01/07 @ 105
           6.750%, 05/01/17                     $         60       $         62
   Colorado State, Housing Finance
      Authority, Single-Family Housing
      Project, Sub-Ser C, RB
      Callable 08/01/11 @ 102
           4.875%, 08/01/13                              330                332
                                                                   ------------
                                                                          3,088
                                                                   ------------

CONNECTICUT -- 0.1%
   Connecticut State, Special Tax
      Obligation, Ser B, RB
           6.125%, 09/01/12                            1,100              1,210
                                                                   ------------

DISTRICT OF COLUMBIA -- 1.1%
   District of Columbia, Convention
      Center Project, Senior Lien,
      RB, AMBAC
      Callable 10/01/08 @ 101
           5.250%, 10/01/12                            3,000              3,123
   District of Columbia, Metropolitan
      Washington Airport, Ser A,
      RB, MBIA
           5.000%, 10/01/12                            2,645              2,794
   District of Columbia, Ser A-1,
      GO, MBIA
           6.500%, 06/01/09                            1,085              1,165
   District of Columbia, Ser B,
      GO, MBIA
           6.000%, 06/01/11                            4,420              4,858
                                                                   ------------
                                                                         11,940
                                                                   ------------

FLORIDA -- 4.3%
   East Homestead, Community
      Development District, Ser B,
      Special Assessment
           5.000%, 05/01/11                            3,000              3,026
   Escambia County, Health Facilities
      Authority, Ascension Health Credit
      Project, Ser A, RB
           5.250%, 11/15/13                            1,500              1,629
   Florida State, Division of Finance
      Board, Environmental Protection
      Project, RB, FSA
           6.000%, 07/01/13                            3,490              3,966
   Florida State, Florida Hurricane
      Catastrophe Fund, Ser A, RB
           5.250%, 07/01/12                            2,500              2,703
   Florida State, Housing Finance
      Authority, Homeowner Mortgage
      Project, Ser 1, RB, FSA
      Callable 07/01/10 @ 100
           5.750%, 01/01/17                              165                167
--------------------------------------------------------------------------------
40                        SEI Tax Exempt Trust / Annual Report / August 31, 2006

--------------------------------------------------------------------------------
                                                 Face Amount       Market Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------

   Highlands County, Health Facilities
      Authority, Hospital-Adventist Health
      Systems Project, Ser C, RB
      Callable 11/15/16 @ 100
           5.250%, 11/15/36                     $      4,000       $      4,205
   Hillsborough County, Aviation
      Authority, Tampa International
      Airport Project, Ser A, RB, FSA
           5.500%, 10/01/09                            4,820              5,087
   Hillsborough County, Capacity
      Assessment Project, Special
      Assessment, FGIC
           5.000%, 03/01/16                            3,375              3,632
   Jacksonville, Economic Development
      Commission, Mayo Clinic
      Project, RB
      Callable 05/15/16 @ 100
           5.000%, 11/15/36                            3,000              3,116
   Lee County, Solid Waste Systems
      Authority, RB, MBIA
           5.250%, 10/01/09                            2,500              2,600
   Miami-Dade County, Jackson Health
      Systems Project, Ser B, RB, MBIA
           5.000%, 06/01/14                            4,370              4,698
   Miami-Dade County, Miami
      International Airport, Ser B,
      RB, FSA
      Callable 10/01/07 @ 102
           5.000%, 10/01/11                            3,300              3,389
   Miami-Dade County, Ser CC, GO,
      AMBAC
           7.125%, 10/01/08                            1,470              1,564
   Palm Beach County, Solid Waste
      Authority, Ser A, RB, AMBAC
           6.000%, 10/01/08                            3,300              3,448
   Portico, Community Development
      District, Special Assessment
      Callable 05/01/16 @ 100
           5.450%, 05/01/37                            1,720              1,746
                                                                   ------------
                                                                         44,976
                                                                   ------------

GEORGIA -- 2.5%
   Atlanta, Apartment Revenue, Ser D,
      RB, FGIC
           5.250%, 01/01/12                            2,500              2,659
   Atlanta, Water & Wastewater Authority,
      RB, FSA
           5.250%, 11/01/14                            1,500              1,656
   Georgia State, Housing & Finance
      Authority, Single Family Mortgage,
      Sub-Ser B-4, RB
      Callable 11/01/09 @ 100
           5.250%, 06/01/20                            3,640              3,699

--------------------------------------------------------------------------------
                                                 Face Amount       Market Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------

   Georgia State, Municipal Electric
      Power Authority, RB, AMBAC
           7.000%, 01/01/08                     $      4,355       $      4,540
   Georgia State, Municipal Electric
      Power Authority, RB, AMBAC (D)
           7.000%, 01/01/08                              145                151
   Georgia State, Municipal Electric
      Power Authority, Ser V, RB, MBIA
           6.500%, 01/01/12                            3,235              3,528
   Georgia State, Ser C, GO
           6.000%, 07/01/10                            2,610              2,839
   Georgia State, Ser D, GO
           6.700%, 08/01/10                            3,600              4,004
   Savannah, Hospital Authority, St.
      Joseph's Health Systems Project,
      Ser B, RB, FSA
      Callable 01/01/09 @ 101
           5.250%, 07/01/09                            2,625              2,732
                                                                   ------------
                                                                         25,808
                                                                   ------------

HAWAII -- 0.1%
   Honolulu City & County, Water
      Authority, Ser B, RB, MBIA
           5.000%, 07/01/15                            1,000              1,069

IDAHO -- 0.3%
   Idaho State, Health Facilities
      Authority, St Luke's Regional
      Medical Center Project, RB, FSA
      Callable 09/07/06 @ 100 (A)
           3.560%, 07/01/35                              600                600
   Idaho State, Housing & Finance
      Association, Ser C, Cl I-III, RB
      Callable 01/01/15 @ 100
           5.100%, 01/01/27                            2,325              2,348
   Idaho State, Housing & Finance
      Association, Single-Family
      Mortgage Project, Ser C, RB
      Callable 01/01/11 @ 100
           5.600%, 01/01/21                              315                323
                                                                   ------------
                                                                          3,271
                                                                   ------------

ILLINOIS -- 4.8%
   Chicago, Board of Education, School
      Reform Project, Ser A, GO, FGIC
           5.250%, 12/01/17                            2,330              2,592
   Chicago, Metropolitan Water
      Reclamation District, Greater
      Chicago Capital Improvements
      Project, GO
           6.900%, 01/01/07                            1,810              1,828


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2006                        41

STATEMENT OF NET ASSETS

August 31, 2006

--------------------------------------------------------------------------------
                                                 Face Amount       Market Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------

   Chicago, O'Hare International
      Airport, RB, AMBAC
      Callable 01/01/10 @ 101
           5.500%, 01/01/12                     $      5,500       $      5,823
   Chicago, Public Building Commerce
      Building, Chicago Transit Authority,
      RB, AMBAC
           5.000%, 03/01/13                            2,000              2,143
   Chicago, Ser A-2, GO, AMBAC
           6.125%, 01/01/12                            5,000              5,573
   Chicago, Tax Increment Allocation,
      Ser A, TA, AMBAC (F)
           4.150%, 12/01/07                            6,970              6,653
   Cook County, GO, MBIA (D)
           7.250%, 11/01/07                            1,375              1,391
   Illinois State, Development Financing
      Authority, Clare Oaks Project,
      Ser A, RB
      Callable 11/15/16 @ 100
           6.000%, 11/15/27                            4,000              4,100
   Illinois State, Development Financing
      Authority, Community Rehabilitation
      Providers Project, Ser A, RB
           5.700%, 07/01/07                            1,290              1,299
   Illinois State, Development Financing
      Authority, Student Housing Project,
      Ser A, RB
           5.000%, 06/01/11                            1,040              1,076
   Illinois State, Educational Facilities
      Authority, Loyola University Project,
      Ser A, RB (D)
           7.000%, 07/01/07                            2,370              2,436
   Illinois State, Finance Authority, Luther
      Oaks Project, Ser A, RB
      Callable 08/15/16 @ 100
           6.000%, 08/15/39                            2,000              2,075
   Illinois State, Health Facilities
      Authority, Centegra Health Systems
      Project, RB
           5.500%, 09/01/06                            2,375              2,375
   Illinois State, Health Facilities
      Authority, Condell Medical Center
      Project, RB
           6.000%, 05/15/10                              880                903
   Illinois State, Health Facilities
      Authority, Decatur Memorial
      Hospital Project, RB
           5.500%, 10/01/10                            1,050              1,103
           5.500%, 10/01/11                            1,150              1,215
   Illinois State, Metropolitan Pier &
      Exposition, McCormick Project,
      Ser A, RB, MBIA (F)
           4.087%, 12/15/16                            2,330              1,509

--------------------------------------------------------------------------------
                                                 Face Amount       Market Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------

   Southern Illinois, University Housing &
      Auxiliary Facilities Systems Project,
      Ser A, RB, AMBAC
           5.250%, 04/01/20                     $      2,000       $      2,240
   University of Illinois, Auxiliary Facilities
      System, Ser A, RB, AMBAC
           5.500%, 04/01/14                            2,000              2,220
   University of Illinois, Auxiliary Facilities
      System, Ser B, RB, FGIC
           5.500%, 04/01/15                            1,635              1,828
                                                                   ------------
                                                                         50,382
                                                                   ------------

INDIANA -- 1.8%
   Indiana State, Finance Authority, State
      Revolving Fund Program, Ser A, RB
           5.000%, 02/01/16                            3,000              3,262
   Indiana State, Health Facilities
      Financing Authority, Ascension
      Health Sub Credit Project,
      Ser A, RB
           5.000%, 04/01/11                            4,900              5,133
   Indiana State, Office Building
      Commission, State Office Building II
      Facilities Project, Ser D, RB
           6.900%, 07/01/11                            4,860              5,235
   Indianapolis, Local Public
      Improvement Bond Bank,
      Indianapolis Airport Authority,
      Ser F, RB, AMBAC
           5.000%, 01/01/15                            2,000              2,128
   Indianapolis, Thermal Energy Systems
      Project, Ser A, RB, MBIA
      Callable 10/01/11 @ 101
           5.500%, 10/01/12                            2,860              3,104
                                                                   ------------
                                                                         18,862
                                                                   ------------

IOWA -- 0.5%
   Tobacco Settlement Authority, Ser B, GO
      Pre-Refunded @ 101 (C)
           5.600%, 06/01/11                            5,000              5,444
                                                                   ------------

KANSAS -- 0.8%
   Wyandotte County, Unified
      Government Authority,
      Ser 2004, RB, AMBAC
      Callable 09/01/14 @ 105
           5.650%, 09/01/15                            7,245              8,214
                                                                   ------------

LOUISIANA -- 0.4%
   De Soto Parish, Pollution Control
      Authority, International Paper
      Projects, Ser A, RB
           5.000%, 10/01/12                            3,600              3,712
                                                                   ------------
--------------------------------------------------------------------------------
42                        SEI Tax Exempt Trust / Annual Report / August 31, 2006

--------------------------------------------------------------------------------
                                                 Face Amount       Market Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------

MARYLAND -- 0.6%
   Maryland State, Department of
      Transportation, Port Administration
      Facilities Project, COP, AMBAC
           5.250%, 06/15/14                     $      1,335       $      1,447
   Maryland State, State & Local
      Facilities, Capital Improvements
      Project, Ser A, GO
           5.500%, 08/01/14                            4,000              4,500
                                                                   ------------
                                                                          5,947
                                                                   ------------

MASSACHUSETTS -- 5.4%
   Massachusetts Bay, Transportation
      Authority, General Transportation
      System Project, Ser A, RB
           5.500%, 03/01/12                            3,300              3,497
   Massachusetts Bay, Transportation
      Authority, Ser A, RB
           5.000%, 07/01/19                            5,000              5,494
   Massachusetts State, Construction
      Loan, Ser C, RB, AMBAC (D)
           5.000%, 08/01/10                              190                200
   Massachusetts State, Construction
      Loan, Ser D, GO, MBIA
           5.500%, 11/01/15                            3,000              3,382
   Massachusetts State, Development
      Finance Agency, Biomedical
      Research Project, Ser C, RB
      Callable 08/01/10 @ 101
           6.000%, 08/01/11                            1,000              1,073
   Massachusetts State, Health &
      Educational Facilities Authority,
      Lahey Clinic Medical Center
      Project, Ser C, RB, FGIC
           5.000%, 08/15/14                            2,395              2,578
   Massachusetts State, Health &
      Educational Facilities Authority,
      Lowell General Hospital Project,
      Ser B, RB, FSA
      Callable 06/01/07 @ 102
           5.250%, 06/01/11                            1,585              1,633
   Massachusetts State, Municipal
      Wholesale Electric Project
      No. 6-A, RB, MBIA
           5.500%, 07/01/09                            4,000              4,200
   Massachusetts State, School Building
      Authority, Ser A, RB, FSA
           5.000%, 08/15/14                            7,000              7,586
   Massachusetts State, School Building
      Authority, Ser A, RB, FSA
      Callable 8/15/15 @ 100
           5.000%, 08/15/30                            5,000              5,256

--------------------------------------------------------------------------------
                                                 Face Amount       Market Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------

   Massachusetts State, Ser B, GO
           5.250%, 08/01/16                     $      5,000       $      5,544
   Massachusetts State, Ser C, GO, FSA
           5.500%, 12/01/17                            3,000              3,420
   Massachusetts State, Special
      Obligation, Federal Highway
      Project, Ser A, GAN, FSA
           5.000%, 12/15/14                           10,000             10,793
   Massachusetts State, Water
      Resources Authority, Ser A,
      RB, FGIC
           6.125%, 08/01/11                            1,500              1,668
                                                                   ------------
                                                                         56,324
                                                                   ------------

MICHIGAN -- 2.8%
   Grand Haven, Electric Authority,
      RB, MBIA
           5.500%, 07/01/16                            6,960              7,885
   Greater Detroit, Resource Recovery
      Authority, Ser B, RB, AMBAC
           6.250%, 12/13/07                            2,000              2,064
   Kent, Hospital Finance Authority,
      Spectrum Health Project,
      Ser B, RB
           5.000%, 07/15/11                            4,250              4,447
   Michigan State, Environmental
      Protection Program, GO
           6.250%, 11/01/12                            3,000              3,295
   Michigan State, Hospital Finance
      Authority, Henry Ford Health
      Systems Project, Ser A, RB
      Callable 11/15/16 @ 100
           5.250%, 11/15/46                            2,000              2,095
   Wayne Charter County, Detroit Metro
      Project, Ser A, RB, MBIA
           5.250%, 12/01/11                            9,645             10,019
                                                                   ------------
                                                                         29,805
                                                                   ------------

MINNESOTA -- 0.2%
   Maple Grove, Health Facilities
      Authority, North Memorial Health
      Care Project, RB
      Callable 09/01/15 @ 100
           5.000%, 09/01/29                            2,000              2,063
                                                                   ------------

MISSISSIPPI -- 0.1%
   Mississippi State, Hospital Equipment
      & Facilities Authority, Rush Medical
      Foundation Project, Ser A, RB
           5.400%, 01/01/07                              205                206
   Mississippi State, Single-Family
      Housing Authority, Ser D, Cl 6,
      RB (A) (E)
           6.650%, 07/01/12                              315                333
                                                                   ------------
                                                                            539
                                                                   ------------
--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2006                        43

STATEMENT OF NET ASSETS

August 31, 2006

--------------------------------------------------------------------------------
                                                 Face Amount       Market Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------

MISSOURI -- 0.7%
   Missouri State, Development Finance
      Board, Crackerneck Creek Project,
      Ser C, RB
      Callable 03/01/16 @ 100
           5.000%, 03/01/28                     $      2,000       $      2,047
   Missouri State, Development Finance
      Board, Crackerneck Creek Project,
      Ser C, TA
      Callable 03/01/14 @ 100
           5.000%, 03/01/26                            1,000              1,023
   Missouri State, Joint Municipal Electric
      Utility Commission, Latan 2 Project,
      Ser A, RB, AMBAC
           5.000%, 01/01/15                            4,120              4,455
                                                                   ------------
                                                                          7,525
                                                                   ------------

NEVADA -- 0.3%
   Henderson, Local Improvement
      Districts, Special Assessment
      Callable 03/01/07 @ 103
           5.300%, 09/01/35                            3,000              2,996
                                                                   ------------

NEW HAMPSHIRE -- 0.2%
   New Hampshire, Health & Education
      Facilities Authority, Catholic
      Medical Center, RB
      Callable 07/01/16 @ 100
           5.000%, 07/01/36                            1,800              1,838
                                                                   ------------

NEW JERSEY -- 4.6%
   Gloucester County, Solid Waste
      Improvement Authority, Waste
      Management Project, Ser A, RB
           6.850%, 12/01/29                            2,000              2,164
   New Jersey State, Economic
      Development Authority, School
      Facilities Construction Project,
      Ser I, RB
           5.500%, 09/01/15                            3,110              3,471
   New Jersey State, Economic
      Development Authority, School
      Facilities Construction Project,
      Ser O, RB
           5.000%, 03/01/13                            4,000              4,260
   New Jersey State, Educational Facilities
      Authority, Higher Education Capital
      Improvements Project, Ser B, RB
           5.750%, 09/01/10                            4,220              4,533
   New Jersey State, Equipment Lease
      Purchase, Ser A, COP
           5.000%, 06/15/11                            4,000              4,210
           5.000%, 06/15/14                            2,500              2,675
   New Jersey State, Ser K, GO
           5.125%, 07/15/18                            6,500              7,174

--------------------------------------------------------------------------------
                                                 Face Amount       Market Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------

   New Jersey State, Transportation Trust
      Fund Authority, Transportation
      Systems Project, Ser A, RB
           5.250%, 12/15/20                     $      7,250       $      8,075
   New Jersey State, Transportation Trust
      Fund Authority, Transportation
      Systems Project, Ser A, RB, AMBAC
           5.500%, 12/15/15                            2,750              3,087
   New Jersey State, Transportation Trust
      Fund Authority, Transportation
      Systems Project, Ser A, RB, MBIA
           5.250%, 12/15/14                            2,000              2,205
   New Jersey State, Transportation Trust
      Fund Authority, Transportation
      Systems Project, Ser C, RB
           5.000%, 06/15/09                            2,000              2,075
   New Jersey State, Transportation Trust
      Fund Authority, Transportation
      Systems Project, Ser C, RB, FSA
           5.750%, 12/15/12                            1,500              1,670
   Tobacco Settlement, Financing
      Authority, RB
           5.500%, 06/01/11                            2,000              2,095
                                                                   ------------
                                                                         47,694
                                                                   ------------

NEW MEXICO -- 1.2%
   Farmington, Pollution Control,
      Ser B, RB, FGIC
      Callable 04/01/10 @ 100 (A)
           3.550%, 04/01/29                            5,000              4,981
   Jicarilla, Apache Nation Reservation
      Project, Ser A, RB
           5.000%, 09/01/11                            1,000              1,036
           5.000%, 09/01/13                            3,200              3,332
   New Mexico State, Mortgage Finance
      Authority, Single-Family Mortgage
      Program, Ser C-3, RB
      Callable 01/01/07 @ 102 (E)
           5.950%, 07/01/28                              315                323
   New Mexico State, Mortgage Finance
      Authority, Single-Family Mortgage
      Program, Ser D-2, RB
      Callable 07/01/08 @ 102 (E)
           6.000%, 01/01/29                            2,810              2,894
                                                                   ------------
                                                                         12,566
                                                                   ------------

NEW YORK -- 14.0%
   Dutchess County, Industrial
      Development Authority,
      IBM Project, RB
      Callable 12/01/09 @ 100 (A)
           5.450%, 12/01/29                            5,500              5,758


--------------------------------------------------------------------------------
44                        SEI Tax Exempt Trust / Annual Report / August 31, 2006

--------------------------------------------------------------------------------
                                                 Face Amount       Market Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------

   Liberty, Development Authority,
      Goldman Sachs Headquarters
      Project, RB
           5.250%, 10/01/35                     $      1,500       $      1,695
   Long Island, Power Authority,
      New York Electric Systems Project,
      Ser A, RB, AMBAC
           6.000%, 12/01/07                            6,000              6,176
   Metropolitan New York, Transportation
      Authority, Ser C, RB
           5.000%, 11/15/12                            2,930              3,128
   New York City, Industrial Development
      Agency, Queens Baseball Stadium-
      Pilot Project, RB, AMBAC
      Callable 01/01/17 @ 100
           5.000%, 01/01/46                            2,000              2,098
           4.750%, 01/01/42                            1,000              1,015
   New York City, Industrial Development
      Agency, Terminal One Group
      Association Project, RB
           5.500%, 01/01/14                            2,000              2,165
   New York City, Industrial Development
      Agency, Yankee Stadium-Pilot
      Project, RB, MBIA
      Callable 09/01/16 @ 100
           4.750%, 03/01/46                            2,800              2,828
   New York City, Municipal Assistance
      Authority, Ser I, RB
      Callable 07/01/07 @ 102
           6.250%, 07/01/08                            2,000              2,083
   New York City, Municipal Water
      Finance Authority, Water & Sewer
      Systems Project, Ser C, RB
      Callable 09/15/06 @ 100 (A) (B)
           3.540%, 06/15/33                              300                300
   New York City, Ser A, GO
           5.000%, 08/01/14                            4,000              4,295
   New York City, Ser B, GO
           5.500%, 08/01/11                            2,000              2,155
           5.500%, 08/01/12                            5,000              5,448
           5.250%, 08/01/11                            2,000              2,133
   New York City, Ser B, GO, XLCA
           7.250%, 08/15/07                            3,435              3,555
   New York City, Ser B, GO, XLCA (D)
           7.250%, 08/15/07                              565                584
   New York City, Ser D, GO
      Callable 11/01/14 @ 100
           5.000%, 11/01/34                            3,000              3,112
   New York City, Ser G, GO
           5.000%, 08/01/13                            2,500              2,672
   New York City, Ser H, GO, FGIC
      Callable 08/01/14 @ 100
           5.000%, 08/01/15                            3,500              3,767

--------------------------------------------------------------------------------
                                                 Face Amount       Market Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------

   New York City, Ser I, GO
           5.000%, 08/01/13                     $      2,000       $      2,137
   New York City, Ser I, GO, AMBAC
      Callable 10/10/06 @ 102
           5.750%, 03/15/07                               10                 10
   New York City, Ser J, GO
      Callable 03/01/15 @ 100
           5.000%, 03/01/17                            5,000              5,325
           5.000%, 03/01/35                            3,000              3,112
   New York City, Ser J, GO
      Callable 08/01/07 @ 101
           6.125%, 08/01/11                                5                  5
   New York City, Ser J, GO
      Pre-Refunded @ 101 (C)
           6.125%, 08/01/07                              365                377
   New York City, Ser J, Sub-Ser J-1, GO
      Callable 06/01/16 @ 100
           5.000%, 06/01/17                            1,000              1,074
   New York City, Sub-Ser F-1, GO
           5.000%, 09/01/17                            4,000              4,275
   New York City, Transitional Finance
      Authority, Future Secured Tax
      Project, Ser C, RB (D)
           5.500%, 02/01/09                              150                157
   New York City, Transitional Finance
      Authority, Future Tax Secured
      Project, Ser A, RB
      Callable 11/01/11 @ 100 (G)
           5.500%, 11/01/26                            3,250              3,514
   New York City, Transitional Finance
      Authority, Future Tax Secured
      Project, Ser C, RB
           5.500%, 02/01/09                              940                982
   New York State, Dormitory Authority,
      Department of Health Project, RB
           5.250%, 07/01/10                            3,040              3,200
   New York State, Dormitory Authority,
      Presbyterian Hospital Project,
      RB, AMBAC
      Callable 02/01/08 @ 101
           4.400%, 08/01/13                              140                141
   New York State, Dormitory
      Authority, Ser B, RB
      Callable 05/15/12 @ 100 (A)
           5.250%, 11/15/23                           10,000             10,725
   New York State, Dormitory Authority,
      Ser B, RB, XLCA (A)
           5.250%, 07/01/32                            4,275              4,636
   New York State, Dormitory Authority,
      State University Educational
      Facilities, Ser A, RB, MBIA
           5.500%, 05/15/13                            8,125              8,907
   New York State, Environmental
      Facilities Authority, New York City
      Water Project, RB
           5.750%, 06/15/12                              190                211
--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2006                        45

STATEMENT OF NET ASSETS

August 31, 2006

--------------------------------------------------------------------------------
                                                 Face Amount       Market Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------

   New York State, Environmental
      Facilities Authority, Revolving Funds,
      Ser E, RB, MBIA
           6.000%, 06/15/12                     $      3,250       $      3,642
   New York State, Environmental
      Facilities Authority, Ser A, RB
           5.000%, 03/15/12                            2,000              2,130
   New York State, Mortgage Agency,
      Homeowner Mortgage
      Project, Ser 87, RB
      Callable 09/01/09 @ 100
           5.150%, 04/01/17                            1,465              1,490
   New York State, Tobacco Settlement
      Financing, Ser A-1, RB
      Callable 09/25/06 @ 100
           5.250%, 06/01/12                            1,525              1,526
   New York State, Urban Development,
      Capital Correctional Facilities
      Project, Ser A, RB, FSA
           6.500%, 01/01/10                            4,135              4,512
   New York State, Urban Development,
      Ser A, RB
           5.250%, 01/01/21                            2,750              2,843
           5.000%, 01/01/17                            1,175              1,234
   New York State, Urban Development,
      Ser A, RB, MBIA
           5.250%, 01/01/11                           18,000             19,192
   Tsasc, Ser 1, RB
      Callable 06/01/16 @ 100
           4.750%, 06/01/22                            4,025              4,000
   Tsasc, Ser 1, RB
      Pre-Refunded @ 100 (C)
           5.750%, 07/15/09                            2,520              2,668
                                                                   ------------
                                                                        146,992
                                                                   ------------

NORTH CAROLINA -- 2.2%
   Charlotte, Convention Facilities Project,
      Ser A, COP
           5.000%, 08/01/13                            7,300              7,829
   North Carolina State, Medical Care
      Commission, First Mortgage-
      Presbyterian Homes Project, RB
      Callable 10/01/16 @ 100
           5.500%, 10/01/31                            2,360              2,440
   North Carolina State, Medical Care
      Commission, Novant Health
      Obligation Group Project, Ser A, RB
           5.000%, 11/01/13                            3,500              3,736
   North Carolina State, Municipal Power
      Agency, RB, MBIA
           7.250%, 01/01/07                            2,000              2,023

--------------------------------------------------------------------------------
                                                 Face Amount       Market Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------

   North Carolina State, Municipal Power
      Agency, Ser A, RB, MBIA
           5.750%, 01/01/09                     $      6,850       $      7,176
                                                                   ------------
                                                                         23,204
                                                                   ------------

NORTH DAKOTA -- 0.1%
   Williams County, Sales Tax, RB
      Callable 11/01/14 @ 100
           5.000%, 11/01/31                            1,000              1,013
                                                                   ------------

OHIO -- 0.7%
   Erie County, Hospital Facilities
      Authority, Firelands Regional
      Medical Center, Ser A, RB
           5.500%, 08/15/10                            1,000              1,037
   Lakewood, Hospital Improvements
      Authority, Lakewood Hospital
      Association Project, RB
           5.500%, 02/15/13                            2,500              2,669
   Ohio State, GO
           6.100%, 08/01/12                            2,000              2,259
   Ohio State, Higher Educational
      Facilities Authority, Case Weston
      Reserve University Project, RB
           6.250%, 10/01/18                            1,000              1,209
                                                                   ------------
                                                                          7,174
                                                                   ------------

OKLAHOMA -- 0.2%
   Tulsa, Industrial Development Authority,
      University of Tulsa Project, RB
      Callable 10/01/16 @ 100
           5.000%, 10/01/37                            1,850              1,885
                                                                   ------------

PENNSYLVANIA -- 5.5%
   Chester County, Industrial Development
      Authority, Archdiocese of
      Philadelphia Project, RB (A) (B)
           3.500%, 07/01/31                            1,100              1,100
   Delaware Valley, Regional Finance
     Authority, RB
           5.750%, 07/01/17                            3,000              3,409
           5.500%, 07/01/12                            5,925              6,446
   Erie, Higher Education Building
      Authority, Mercyhurst
      College, Ser A, RB
      Callable 03/15/15 @ 100
           4.750%, 03/15/20                            2,500              2,484
   Kennett, Consolidated School District,
      GO, MBIA
           5.000%, 02/15/15                            1,000              1,088


--------------------------------------------------------------------------------
46                        SEI Tax Exempt Trust / Annual Report / August 31, 2006

--------------------------------------------------------------------------------
                                                 Face Amount       Market Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------

   Lancaster County, Higher Education
      Authority, Franklin & Marshall
      College Project, RB
      Callable 04/15/16 @ 100
           5.000%, 04/15/24                     $      2,525       $      2,658
   Montgomery County, Higher
      Education & Health Authority,
      Abington Memorial Hospital
      Project, Ser A, RB
      Callable 06/01/12 @ 101
           5.125%, 06/01/32                            3,000              3,098
   Montgomery County, Higher
      Education & Health Authority,
      Abington Memorial Hospital
      Project, Ser A, RB, AMBAC
           5.000%, 06/01/08                            1,000              1,022
   New Castle Area, Hospital Authority,
      Jameson Memorial Hospital,
      RB, MBIA
           5.500%, 07/01/08                            1,605              1,656
   Pennsylvania State, Economic
      Development Financing Authority,
      Colver Project, Ser F, RB, AMBAC
           5.000%, 12/01/14                            4,000              4,260
   Pennsylvania State, GO, FSA
           5.375%, 07/01/17                            4,200              4,756
           5.375%, 07/01/18                            5,000              5,687
   Pennsylvania State, Higher Education
      Facilities Authority, Allegheny
      Delaware Valley Obligation Project,
      Ser A, RB, MBIA
           5.500%, 11/15/08                            1,000              1,025
   Pennsylvania State, Higher Education
      Facilities Authority, Waynesburg
      College, Ser J4, RB (A)
           3.300%, 05/01/32                            3,600              3,523
   Pennsylvania State, Housing Finance
      Agency, Single-Family
      Mortgage Project, RB
      Callable 10/01/06 @ 102 (E)
           5.300%, 10/01/07                            1,000              1,007
   Pennsylvania State, Industrial
      Development Authority, RB, AMBAC
           7.000%, 07/01/07                            1,000              1,027
   Pennsylvania State, Turnpike
      Commission, Ser C, RB, FSA
      Callable 09/15/06 @ 100 (A)
           3.400%, 07/15/41                            1,300              1,300
   Pennsylvania State, Turnpike
      Commission, Ser Q, RB
      Callable 09/07/06 @ 100 (A)
           3.500%, 06/01/27                              600                600
           3.500%, 06/01/28                              500                500

--------------------------------------------------------------------------------
                                                 Face Amount       Market Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------

   Philadelphia, School District, Ser B,
      GO, FGIC
           5.500%, 08/01/09                     $      4,400       $      4,631
   Sayre, Healthcare Facilities, Guthrie
      Health Project, Ser A, RB
           6.000%, 12/01/11                            3,420              3,708
   Scranton-Lackawanna, Health &
      Welfare Authority, Community
      Medical Center Project, RB, MBIA
           5.500%, 07/01/07                            2,585              2,623
   Westmoreland County, Municipal
      Authority, Special Obligation, GO (D)
           9.125%, 07/01/10                               60                 65
                                                                   ------------
                                                                         57,673
                                                                   ------------

PUERTO RICO -- 5.5%
   Puerto Rico Commonwealth, Electric
      Power Authority, Ser QQ, RB, XLCA
           5.500%, 07/01/16                            3,000              3,394
   Puerto Rico Commonwealth,
      Government Development Bank
      Authority, Ser B, RB
           5.000%, 12/01/11                            3,000              3,146
           5.000%, 12/01/13                            1,000              1,059
   Puerto Rico Commonwealth,
      Government Development Bank
      Authority, Ser C, RB
           5.250%, 01/01/15                            1,725              1,827
   Puerto Rico Commonwealth, Public
      Buildings Authority, Government
      Facilities Project, Ser C, RB (E)
           5.500%, 07/01/12                            2,000              2,145
   Puerto Rico Commonwealth, Public
      Buildings Authority, Government
      Facilities Project, Ser J, RB
      Callable 07/01/12 @ 100 (A) (E)
           5.000%, 07/01/28                            7,000              7,298
   Puerto Rico Commonwealth, Public
      Finance Authority, Commonwealth
      Appropriations Project, Ser A, RB
      Callable 02/01/12 @ 100 (A) (B)
           5.750%, 08/01/27                           27,365             29,436
   Puerto Rico Commonwealth, Public
      Improvements Project, Ser A, GO
      Callable 07/01/16 @ 100
           5.250%, 07/01/30                            2,000              2,120
   Puerto Rico Commonwealth,
      Public Improvements Project,
      Ser C, GO (A)
           6.000%, 07/01/13                            5,000              5,174
   Puerto Rico Commonwealth, Ser A, GO
      Callable 07/01/12 @ 100 (A)
           5.000%, 07/01/30                            1,500              1,560
                                                                   ------------
                                                                         57,159
                                                                   ------------
--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2006                        47

STATEMENT OF NET ASSETS

August 31, 2006

--------------------------------------------------------------------------------
                                                 Face Amount       Market Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------

RHODE ISLAND -- 0.5%
   Rhode Island State, Housing &
      Mortgage Finance Authority,
      Homeownership Opportunity
      Project, Ser 25A, RB
      Callable 10/01/07 @ 101.5
           4.950%, 10/01/16                     $        835       $        839
   Rhode Island State, Housing &
      Mortgage Finance Authority,
      Homeownership Opportunity
      Project, Ser 49-C, RB
           4.000%, 03/20/08                            4,000              4,015
                                                                   ------------
                                                                          4,854
                                                                   ------------

SOUTH CAROLINA -- 1.9%
   Greenville County, School District
      Authority, Building Equity Sooner
      Tomorrow Project, RB
      Callable 12/01/14 @ 100
           5.000%, 12/01/28                            3,000              3,113
   Piedmont, Municipal Power Agency,
      South Carolina Electric, Ser A,
      RB, FGIC
           6.500%, 01/01/16                              800                960
   Piedmont, Municipal Power Agency,
      South Carolina Electric, Ser A, RB,
      FGIC (D)
           6.500%, 01/01/16                            1,020              1,230
   Richland County, International Paper
      Projects, Ser A, RB
           4.250%, 10/01/07                            5,150              5,157
   South Carolina State, Hospital
      Facilities Authority, Medical
      University Project, RB
      Pre-Refunded @ 101 (C)
           5.625%, 07/01/11                            2,885              3,061
   South Carolina State, Transportation
      Infrastructure Bank, Ser A, RB,
      AMBAC
      Callable 10/01/13 @ 100
           5.000%, 10/01/33                            4,200              4,358
   Western Carolina, Regional Sewer
      Authority, Ser B, RB, FSA
           5.000%, 03/01/14                            2,235              2,419
                                                                   ------------
                                                                         20,298
                                                                   ------------

SOUTH DAKOTA -- 0.1%
   South Dakota State, Health &
      Educational Facilities Authority,
      McKennan Hospital Project,
      RB, MBIA
           6.000%, 07/01/08                            1,025              1,066

--------------------------------------------------------------------------------
                                                 Face Amount       Market Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------

   South Dakota State, Health &
      Educational Facilities Authority,
      Prairie Healthcare Project, RB,
      ACA Insured
           5.200%, 04/01/08                     $        445       $        449
                                                                   ------------
                                                                          1,515
                                                                   ------------

TENNESSEE -- 2.2%
   Hendersonville, Industrial
      Development Authority,
      Ashford 83 Association
      Project, RB
      Callable 12/15/06 @ 102
           5.950%, 12/15/08                              570                579
   Metropolitan Government Nashville &
      Davidson Counties, Cab Converter,
      RB, FGIC
           7.700%, 01/01/12                            5,000              5,693
   Metropolitan Nashville, Airport
      Authority, Improvements Project,
      Ser A, RB
           6.600%, 07/01/08                            2,000              2,103
   Shelby County, Health & Educational
      Facilities Authority, Baptist
      Memorial Healthcare,
      Ser A, RB (A)
           5.000%, 09/01/20                            8,200              8,415
   Tennessee State, Energy Acquisition
      Project, Ser A, RB
           5.000%, 09/01/16                            6,000              6,457
                                                                   ------------
                                                                         23,247
                                                                   ------------

TEXAS -- 8.3%
   Austin, Independent School
      District, GO
           5.250%, 08/01/15                            3,000              3,307
   Austin, Utility Systems, RB, AMBAC
           6.750%, 11/15/12                           10,090             11,688
   Carrollton, Farmers Branch
     Independent School District, GO
           5.500%, 02/15/11                            3,905              4,199
   Carrollton, Farmers Branch
      Independent School District, GO
      Callable 02/15/09 @ 100
           5.750%, 02/15/10                            1,605              1,684
   Cypress-Fairbanks, Independent
      School District, GO
           6.750%, 02/15/08                            1,000              1,043
   Dallas-Fort Worth, International
      Airport Facilities Authority,
      Ser A, RB, XLCA
      Callable 11/01/09 @ 100
           5.000%, 11/01/12                            3,000              3,098
   Deer Park, Independent School
      District, GO
           6.000%, 02/15/08                            2,000              2,066


--------------------------------------------------------------------------------
48                        SEI Tax Exempt Trust / Annual Report / August 31, 2006

--------------------------------------------------------------------------------
                                                 Face Amount       Market Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------

   Harris County, GO (D)
           6.000%, 12/15/11                     $      3,895       $      4,332
   Harris County, Health Facilities
      Development Authority, Memorial
      Hospital Systems Project, Ser A,
      RB, MBIA
           6.000%, 06/01/09                            1,825              1,928
   Harris County, Health Facilities
      Development, Christus Health
      Project, RB, MBIA (D)
           5.375%, 07/01/08                              485                500
   Harris County, Health Facilities
      Development, Christus Health
      Project, Ser A, RB, MBIA
           5.375%, 07/01/08                            3,360              3,457
   Harris County, Toll Road Authority,
      Ser B-2, RB, FGIC (A)
           5.000%, 08/15/21                            5,000              5,172
   Harris County, Toll Road Authority,
      Sub Lien, RB, FGIC
           6.000%, 08/01/12                            6,000              6,709
   Houston, Airport Systems Authority,
      Sub Lien, Ser A, RB, FSA
           6.000%, 07/01/09                            5,000              5,287
   Houston, Hotel Occupancy Tax &
      Special Revenue, Convention &
      Entertainment  Project, Ser B,
      RB, AMBAC
           5.500%, 09/01/09                            2,500              2,630
   Houston, Hotel Occupancy Tax &
      Special Revenue, Convention &
      Entertainment  Project, Ser B,
      RB, AMBAC (F)
           4.167%, 09/01/15                            5,500              3,792
   Houston, Ser C, GO
           7.000%, 03/01/08                            2,795              2,878
   Humble Island, Independent School
      District, Ser A, GO
           5.250%, 02/15/14                            2,635              2,879
   San Antonio, Airport Systems Authority,
      Ser 2003, RB, FSA
           6.000%, 07/01/12                            2,045              2,255
   San Antonio, Electric & Gas Authority,
      Ser 2000, RB (D)
           5.750%, 02/01/11                            1,540              1,629
   San Antonio, Electric & Gas Authority,
      Ser A, RB
           5.000%, 02/01/14                            4,015              4,321
   Southwest, Higher Education Authority,
      Southern Methodist University
      Project, RB, AMBAC
           5.250%, 10/01/10                            1,350              1,429

--------------------------------------------------------------------------------
                                                 Face Amount       Market Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------

   Tarrant, Regional Water District
      Authority, RB, FSA
           5.000%, 03/01/11                     $      2,000       $      2,113
   Texas State, Alliance Airport Authority,
      Fedex Corporation Project, RB
      Callable 04/01/16 @ 100
           4.850%, 04/01/21                            4,000              4,025
   Texas State, Municipal Power Agency,
      RB, MBIA (D) (F)
           4.076%, 09/01/16                               25                 17
   Texas State, Transportation
      Commission Authority, RB
      Callable 04/01/16 @ 100
           5.000%, 04/01/26                            4,000              4,225
                                                                   ------------
                                                                         86,663
                                                                   ------------

UTAH -- 0.7%
   Salt Lake County, Hospital Authority,
      IHC Health Services Project, RB,
      AMBAC
           5.500%, 05/15/09                            1,000              1,045
   Utah State, Intermountain Power
      Agency Power Supply, Ser A,
      RB, MBIA
           6.000%, 07/01/08                            6,000              6,253
                                                                   ------------
                                                                          7,298
                                                                   ------------

VERMONT -- 0.2%
   Vermont State, Housing Finance
      Agency, Housing Project,
      Ser 23, RB, FSA
      Callable 11/01/14 @ 100
           5.000%, 05/01/34                            2,245              2,298
                                                                   ------------

VIRGINIA -- 1.3%
   Charles City County, Industrial
      Development Authority, Waste
      Management Project, RB
           4.875%, 02/01/09                            5,250              5,329
   Fairfax County, Economic Development
      Authority, Ser A, RB, AMBAC
           6.100%, 02/01/11                            5,000              5,437
   King George County, Industrial
      Development Authority, Waste
      Management Project, Ser A, RB
           4.100%, 06/01/23                            1,685              1,679
   Suffolk County, Industrial Development
      Authority, First Mortgage-Lake
      Prince Center Project, RB
      Callable 09/01/16 @ 100
           5.300%, 09/01/31                            1,000              1,012
                                                                   ------------
                                                                         13,457
                                                                   ------------

--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2006                        49

STATEMENT OF NET ASSETS

Intermediate-Term Municipal Fund (Concluded)

August 31, 2006

--------------------------------------------------------------------------------
                                                 Face Amount       Market Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------

WASHINGTON -- 3.4%
   Clark County, Public Utility District
      Authority, RB, FSA
      Callable 01/01/10 @ 100
           5.625%, 01/01/11                     $      1,500       $      1,588
   Washington State, Energy Northwest,
      Columbia Generating Project,
      Ser A, RB
           5.500%, 07/01/15                            2,000              2,232
   Washington State, Energy Northwest,
      Columbia Station Project,
      Ser A, RB
           5.000%, 07/01/20                            5,000              5,475
   Washington State, Public Power
      Supply Systems Authority, Nuclear
      Project No. 2, Ser A, RB
           6.000%, 07/01/07                            3,850              3,922
   Washington State, Public Power
      Supply Systems Authority, Nuclear
      Project No. 2, Ser A, RB
      Callable 07/01/08 @ 102
           5.000%, 07/01/12                            3,000              3,124
   Washington State, Public Power
      Supply Systems Authority,
      Ser B, RB
           7.250%, 07/01/09                              120                127
   Washington State, Public Power
      Supply Systems Authority,
      Ser B, RB (D)
           7.250%, 07/01/09                            1,500              1,587
   Washington State, Ser B &
      Ser AT-7, GO
           6.250%, 06/01/10                            4,550              4,956
   Washington State, Tobacco Settlement
      Authority, RB
      Callable 06/01/13 @ 100
           6.500%, 06/01/26                            7,530              8,255
   Washington State, Tobacco Settlement
      Financing, RB
           6.250%, 06/01/11                            4,000              4,285
                                                                   ------------
                                                                         35,551
                                                                   ------------

WISCONSIN -- 0.2%
   Badger, Tobacco Asset
      Securitization, RB
      Callable 06/01/12 @ 100
           6.125%, 06/01/27                              455                485
   Wisconsin State, Housing & Economic
      Development Authority, Ser E, RB
      Callable 07/01/10 @ 100
           5.750%, 09/01/27                            1,380              1,382
                                                                   ------------
                                                                          1,867
                                                                   ------------

--------------------------------------------------------------------------------
                                          Shares/Face Amount       Market Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------

WYOMING -- 0.2%
   Teton County, Hospital Authority,
      RB, ACA Insured
      Callable 12/01/08 @ 101
           5.800%, 12/01/17                     $      1,950       $      2,023
                                                                   ------------
Total Municipal Bonds
   (Cost $1,016,402) ($ Thousands)                                    1,027,654
                                                                   ------------

TAX EXEMPT CORPORATE BOND -- 0.6%
CALIFORNIA -- 0.6%
   San Manuel Entertainment
      Callable 12/01/13 @ 102 (H)
           4.500%, 12/01/16                            6,000              6,011
                                                                   ------------
Total Tax Exempt Corporate Bond
   (Cost $5,956) ($ Thousands)                                            6,011
                                                                   ------------

CASH EQUIVALENT -- 0.0%
   SEI Tax Exempt Trust, Institutional
      Tax Free Fund, Cl A, 3.29%+                    149,543                150
                                                                   ------------

Total Cash Equivalent
   (Cost $150) ($ Thousands)                                                150
                                                                   ------------

Total Investments -- 98.8%
   (Cost $1,022,508) ($ Thousands)                                    1,033,815
                                                                   ------------

OTHER ASSETS AND LIABILITIES -- 1.2%
Payable for Fund Shares Redeemed                                           (869)
Income Distributions Payable                                               (271)
Administration Fees Payable                                                (200)
Investment Advisory Fees Payable                                            (82)
Cash Overdraft                                                              (12)
Trustees' Fees Payable                                                       (9)
Other Assets and Liabilities, Net                                        13,906
                                                                   ------------
Total Other Assets and Liabilities                                       12,463
                                                                   ------------
Net Assets -- 100.0%                                               $  1,046,278
                                                                   ============




--------------------------------------------------------------------------------
50                        SEI Tax Exempt Trust / Annual Report / August 31, 2006

--------------------------------------------------------------------------------
                                                                          Value
Description                                                       ($ Thousands)
--------------------------------------------------------------------------------

NET ASSETS:
Paid-In-Capital
   (unlimited authorization -- no par value)                       $  1,038,000
Undistributed net investment income                                         276
Accumulated net realized loss on investments                             (3,305)
Net unrealized appreciation on investments                               11,307
                                                                   ------------
Net Assets                                                         $  1,046,278
                                                                   ============

Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($1,046,278,408 / 96,763,713 shares)                                $  10.81
                                                                   ============

+ Affiliated Security -- See Note 3 in the Notes to Financial Statements. Rate shown is the 7-day effective yield as of August 31, 2006.

(A) Floating Rate Security -- the rate reflected on the Statement of Net Assets is the rate in effect on August 31, 2006. The demand and interest rate reset features give this security a shorter effective maturity date.

(B) Securities are held in conjunction with a letter of credit from a major bank or financial institution.

(C)   Pre-Refunded Security -- the maturity date shown is the pre-refunded date.

(D)   Security is escrowed to maturity.

(E)   Securities are collateralized under an agreement from FHA/FNMA/GNMA.

(F) Zero coupon bond. The rate shown is the effective yield at the time of purchase.

(G) Step Bonds -- The rate reflected on the Statement of Net Assets is the effective yield on August 31, 2006. The coupon on a step bond changes on a specified date.

(H) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On August 31, 2006, the value of these securities amounted to $6,011 ($Thousands), representing 0.6% of the net assets of the Fund.
ACA -- American Capital Access
AMBAC -- American Municipal Bond Assurance Company
Cl -- Class
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FHA -- Federal Housing Agency
FNMA -- Federal National Mortgage Association
FSA -- Financial Security Assistance
GAN -- Grant Anticipation Note
GNMA -- Government National Mortgage Association
GO -- General Obligation
MBIA -- Municipal Bond Insurance Association
Radian -- Radian Asset Assurance
RB -- Revenue Bond
Ser -- Series
TA -- Tax Allocation
XLCA -- XL Capital Assurance

The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2006                        51

STATEMENT OF NET ASSETS

Short Duration Municipal Fund

August 31, 2006

--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

SECTOR WEIGHTINGS (UNAUDITED)*:

26.3%  Education
25.6%  General Obligations
 9.4%  General Revenue
 6.2%  Power
 5.4%  Industrial Development
 5.4%  Transportation
 5.1%  Public Facilities
 4.4%  Utilities
 3.7%  Healthcare
 3.7%  Housing
 2.4%  Water
 0.9%  Pollution Control
 0.9%  Equipment
 0.6%  Airport
 0.0%  Short Term Investment

* Percentages based on total investments.

--------------------------------------------------------------------------------
                                                 Face Amount       Market Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------

MUNICIPAL BONDS -- 99.2%

ALABAMA -- 2.0%
   Alabaster, GO (A)
           3.510%, 04/01/26                     $      1,560       $      1,560
   Oxford, GO, AMBAC
      Pre-Refunded @ 102 (C)
           5.750%, 09/01/06                            2,500              2,550
                                                                   ------------
                                                                          4,110
                                                                   ------------

ARIZONA -- 2.3%
   Arizona State, School Facilities
      Board, Ser B, COP, FSA
           5.000%, 09/01/06                            1,250              1,250
   Maricopa County, Industrial
      Development Authority, Horizon
      Community Learning Center Project,
      RB, ACA Insured
      Pre-Refunded @ 102 (C)
           6.375%, 06/01/07                            1,000              1,040
   Maricopa County, Sun City Hospital
      Authority, Ser A, RB (D)
           7.875%, 01/01/07                              250                253
   Mesa Arizona, Utility Systems,
      RB, FGIC
      Pre-Refunded @ 101 (C)
           5.375%, 07/01/07                            1,150              1,178
   Phoenix Arizona, Civic Improvement
      Authority, Senior Lien, Ser B, RB
           5.000%, 07/01/07                            1,000              1,011
                                                                   ------------
                                                                          4,732
                                                                   ------------

--------------------------------------------------------------------------------
                                                 Face Amount       Market Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------

ARKANSAS -- 0.5%
   Arkansas State, Development Finance
      Authority, Revolving Loan Funding
Project, Ser A, RB
           4.000%, 06/01/08                     $      1,000       $      1,006
                                                                   ------------

CALIFORNIA -- 0.9%
   California State, Communities
      Development Authority, Multi-Family
      Housing Project, RB
      Pre-Refunded @ 103 (C)
           7.250%, 12/01/09                            1,000              1,128
   California State, Health Facilities
      Finance Authority, Municipal
      Securities Trust Receipts,
      Ser CMC6, RB, FSA (A)
           3.490%, 06/01/12                              700                700
                                                                   ------------
                                                                          1,828
                                                                   ------------

COLORADO -- 0.8%
   Colorado State, Health Facilities
      Authority, Catholic Health Project,
      Ser B, RB
      Callable 09/06/06 @ 100 (A)
           3.460%, 03/01/32                              300                300
   Denver, City & County Airport,
      RB, MBIA
      Callable 11/15/06 @ 101 (A)
           3.470%, 11/15/25                            1,300              1,300
                                                                   ------------
                                                                          1,600
                                                                   ------------

CONNECTICUT -- 1.7%
   Bridgeport, TAN
           4.500%, 09/15/06                            1,100              1,100
   Connecticut State, Ser D, GO
      Pre-Refunded @ 100 (C)
           5.375%, 11/15/12                            2,325              2,546
                                                                   ------------
                                                                          3,646
                                                                   ------------

FLORIDA -- 2.2%
   Jacksonville, Electric Authority,
      St. Johns River Issue, RB
           5.500%, 10/01/06                              200                200
   Miami-Dade County, School Board
      District, COP, FGIC
      Callable 08/01/13 @ 100 (A)
           3.450%, 08/01/21                            1,200              1,200
   Tampa, Guaranteed Entitlement,
      RB, AMBAC
           6.000%, 10/01/06                            1,945              1,948


--------------------------------------------------------------------------------
52                        SEI Tax Exempt Trust / Annual Report / August 31, 2006

--------------------------------------------------------------------------------
                                                 Face Amount       Market Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------

   Volusia County, Educational Facility
      Authority, Embry-Riddle Project,
      RB, Radian Insured
           4.500%, 10/15/07                     $      1,220       $      1,230
                                                                   ------------
                                                                          4,578
                                                                   ------------

GEORGIA -- 1.1%
   DeKalb County, Multi-Family Housing
      Authority, Winters Creek Apartments
      Project, RB (A)
           3.450%, 06/15/25                              400                400
   Marietta, Housing Authority, Essential
      Function Project, RB
      Callable 02/01/07 @ 103 (A) (B)
           3.950%, 02/01/19                            2,000              2,003
                                                                   ------------
                                                                          2,403
                                                                   ------------

ILLINOIS -- 5.7%
   Chicago, Ser A, GO, MBIA
           5.250%, 01/01/08                            1,365              1,382
   Illinois State, 1st Ser, GO
           5.500%, 08/01/07                              200                203
   Illinois State, Sales Tax Revenue
      Authority, RB
           5.000%, 06/15/08                            1,000              1,024
   Lombard County, Installment Contract
      Certificates, GO, MBIA
           4.750%, 07/01/07                              200                202
   McLean County, Public Building
      Commission, Capital Appreciation -
      Public Building Project, RB, MBIA (E)
           4.200%, 11/01/10                            1,550              1,223
   Quad Cities, Regional Economic
      Development Authority, Two Rivers
      YMCA Project, RB
      Callable 09/06/06 @ 100 (A) (B)
           3.620%, 12/01/31                              300                300
   Will County, School District No. 086,
      Debt Certificates, GO
      Callable 10/15/06 @ 100
           4.500%, 12/01/10                            1,320              1,321
   Winnebago & Boone Counties,
      School District, TAW
           4.180%, 10/02/06                            4,000              4,001
   Winnebago County, School District
      No 122, GO, FGIC
           6.550%, 06/01/12                            2,000              2,287
                                                                   ------------
                                                                         11,943
                                                                   ------------

--------------------------------------------------------------------------------
                                                 Face Amount       Market Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------

INDIANA -- 5.5%
   Carmel, Waterworks Authority,
      Ser B, BAN
           3.400%, 11/17/06                     $      1,000       $        999
   Hamilton County, BAN
      Callable 05/01/08 @ 100
           4.250%, 07/10/08                            3,650              3,653
   Hamilton, Southeastern Consolidated
      School Building, First Mortgage,
      RB, FSA
           3.000%, 01/15/07                            1,060              1,056
   Indiana State, Health Facilities
      Financing Authority, Capital
      Access Pool Program, RB (A) (B)
           3.450%, 04/01/13                              290                290
   Indianapolis, Industrial Development
      Authority, Joint & Clutch Service
      Project, RB (A) (B)
           3.462%, 12/01/14                            1,000              1,000
   North Adams, Community Schools,
      Temporary Loan Warrants
           4.000%, 12/29/06                            2,500              2,502
   Porter County, Hospital Association,
      Hospital Project, RB
      Pre-Refunded @ 102 (C)
           5.700%, 12/01/07                            1,000              1,045
   Zionsville County, BAN
      Callable 09/14/06 @ 100
           3.300%, 01/01/07                            1,000                996
                                                                   ------------
                                                                         11,541
                                                                   ------------

IOWA -- 2.7%
   Coralville, Annual Appropriation
      Project, Ser K 2, GO
           5.000%, 06/01/07                            1,200              1,212
   Waterloo, Community School District,
      BAN & RAN
           4.750%, 06/01/09                            4,300              4,402
                                                                   ------------
                                                                          5,614
                                                                   ------------

KANSAS -- 3.4%
   Gardner, Temporary Notes, Ser B, GO
      Callable 12/01/06 @ 100
           4.200%, 06/01/08                            2,000              2,002
   Junction City, Temporary Notes,
      Ser C, GO
           5.000%, 08/01/07                            1,815              1,838
   Kansas State, Department of
      Transportation Highway Authority,
      Ser A, RB (D)
           7.250%, 09/01/08                            1,410              1,509


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2006                        53

STATEMENT OF NET ASSETS

August 31, 2006

--------------------------------------------------------------------------------
                                                 Face Amount       Market Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------

   Wyandotte County, Government
      Facilities Project, Temporary Notes,
      Ser I
           3.730%, 04/01/07                     $      1,700       $      1,698
                                                                   ------------
                                                                          7,047
                                                                   ------------

KENTUCKY -- 2.7%
   Lexington-Fayette Urban County,
      Government Housing Authority,
      Richmond Place Project, RB (A) (B)
           3.750%, 04/01/15                            1,630              1,630
   Newport, BAN
      Callable 10/10/06 @ 100
           3.550%, 12/01/06                            2,000              1,998
   Northern Kentucky, Water District
      Authority, BAN
      Callable 09/18/06 @ 100
           3.250%, 05/01/07                            2,000              1,990
                                                                   ------------
                                                                          5,618
                                                                   ------------

LOUISIANA -- 1.2%
   Louisiana State, Energy & Power
      Authority, RB, FSA
           5.500%, 01/01/08                            1,000              1,024
   Louisiana State, Military Department,
      Custody Receipts Project, RB
           5.000%, 08/01/10                              770                797
           5.000%, 08/01/11                              750                779
                                                                   ------------
                                                                          2,600
                                                                   ------------

MAINE -- 0.5%
   Maine State, GO
           4.000%, 07/15/07                            1,000              1,003
                                                                   ------------

MARYLAND -- 0.1%
   Maryland State, Health & Higher
      Educational Facilities, Adventist
      Health Care Project, Ser A, RB Callable
      09/06/06 @ 100 (A) (B)
           3.420%, 01/01/35                              200                200
                                                                   ------------

MASSACHUSETTS -- 5.1%
   Massachusetts Bay, Transportation
      Authority, General Transportation
      System Project, Ser A, RB
           7.000%, 03/01/07                            1,500              1,525
           7.000%, 03/01/08                            1,000              1,049
   Massachusetts Bay, Transportation
      Authority, General Transportation
      System Project, Ser B, RB
      Pre-Refunded @ 101 (C)
           5.000%, 03/01/07                            1,000              1,016

--------------------------------------------------------------------------------
                                                 Face Amount       Market Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------

   Massachusetts State, Construction
      Loan, Ser C, GO
           5.000%, 08/01/07                     $        965       $        977
   Massachusetts State, Construction
      Loan, Ser C, GO (D)
           5.000%, 08/01/07                               35                 35
   Massachusetts State, Development
      Finance Agency, Assumption College
      Project, Ser A, RB (A) (B)
           3.450%, 03/01/32                               90                 90
   Massachusetts State, School Building
      Authority, Ser A, RB
           5.000%, 08/15/07                            1,000              1,013
   Massachusetts State, Ser A, GO
           5.250%, 01/01/08                            2,000              2,043
   New Bedford, BAN
           4.000%, 02/16/07                            2,849              2,853
                                                                   ------------
                                                                         10,601
                                                                   ------------

MICHIGAN -- 4.7%
   Bridgeport Spaulding, Community
      School District, SAN
           4.100%, 06/28/07                            1,500              1,504
   Hudsonville, Public Schools, GO, FGIC
      Pre-Refunded @ 100 (C)
           5.150%, 05/01/08                            1,710              1,753
   Michigan State, Building Authority,
      Facilities Program, Ser I, RB, FSA
           5.000%, 10/15/07                            1,000              1,015
   Michigan State, Environmental
      Program, Ser A, GO
           5.000%, 05/01/08                            2,200              2,247
   Michigan State, New Center
      Development Project, COP,
      MBIA (D)
           5.500%, 09/01/07                            1,660              1,690
   Michigan State, Public Power Agency,
      Campbell Project, Ser A, RB,
      AMBAC
           5.500%, 01/01/07                            1,670              1,680
                                                                   ------------
                                                                          9,889
                                                                   ------------

MINNESOTA -- 2.2%
   Lauderdale, Children's Home
      Society Project, RB
      Callable 09/06/06 @ 100 (A) (B)
           3.670%, 12/01/30                              500                500
   Northern Minnesota, Municipal Power
      Agency, Electricity Systems Project,
      RB, FSA
           5.500%, 01/01/08                            1,250              1,281


--------------------------------------------------------------------------------
54                        SEI Tax Exempt Trust / Annual Report / August 31, 2006

--------------------------------------------------------------------------------
                                                 Face Amount       Market Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------

   St. Louis County, Independent School
      District No 214, Ser A, GO
           4.625%, 09/24/07                     $      2,900       $      2,926
                                                                   ------------
                                                                          4,707
                                                                   ------------

MISSISSIPPI -- 0.6%
   Mississippi State, University
      Educational Building Authority,
      Residence Hall & Campus
      Improvement Project, RB, MBIA
           5.000%, 08/01/08                            1,245              1,276
                                                                   ------------

MISSOURI -- 1.6%
   Berkeley, Industrial Development
      Authority, Wetterau Project,
      RB (A) (B)
           3.430%, 07/01/08                              400                400
   Missouri State, Environmental
      Improvement & Energy Authority,
      State Revolving Funding Program
      Project, Ser E, RB
           6.000%, 01/01/07                            1,000              1,008
   Missouri State, Regional Convention
      & Sports Facilities Authority,
      Convention & Sports Facility Project,
      Ser A-1, RB
           5.000%, 08/15/07                            1,925              1,951
                                                                   ------------
                                                                          3,359
                                                                   ------------

MONTANA -- 1.0%
   Montana State, Board Investment
      Authority, Inter Capital Project,
      RB (A)
           3.650%, 03/01/25                            2,000              1,998
                                                                   ------------

NEVADA -- 1.6%
   Clark County, GO
      Pre-Refunded @ 101 (C)
           5.375%, 12/01/06                            2,240              2,272
   Nevada State, ABN Amro Munitops
      Certificate Trust, Ser 2006-47,
      GO, MBIA (A)
           3.570%, 05/01/14                            1,100              1,100
                                                                   ------------
                                                                          3,372
                                                                   ------------

NEW JERSEY -- 5.4%
   Hudson County, COP, MBIA
           6.000%, 06/01/08                            1,360              1,414
   New Jersey State, Educational Facilities
      Authority, Higher Education Trust
      Fund Project, Sub-Ser A-1, RB
           5.000%, 09/01/07                            2,500              2,533

--------------------------------------------------------------------------------
                                                 Face Amount       Market Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------

   New Jersey State, Equipment Lease
      Purchase, Ser A, COP
           5.000%, 06/15/08                     $      1,750       $      1,789
   New Jersey State, Turnpike Authority,
      Ser C, RB (D)
           6.500%, 01/01/08                            4,400              4,565
   Spring Lake Borough, BAN
           4.500%, 04/19/07                            1,000              1,005
                                                                   ------------
                                                                         11,306
                                                                   ------------

NEW MEXICO -- 0.7%
   Farmington, Utility Systems Authority,
      RB, AMBAC
      Callable 10/10/06 @ 100 (D)
           9.875%, 01/01/08                              370                384
   New Mexico, Mortgage Finance
      Authority, RB
      Callable 01/01/07 @ 100 (D)
           6.000%, 07/01/10                            1,045              1,134
                                                                   ------------
                                                                          1,518
                                                                   ------------

NEW YORK -- 3.0%
   Amherst, Industrial Development Civic
      Facilities, University & College
      Improvements Project, RB
      Pre-Refunded @ 102 (C)
           6.125%, 10/01/11                            3,100              3,476
   New York State, Urban Development
      Corporate Revenue Authority, State
      Personal Income Tax Project,
      Ser A-4, RB
           4.000%, 03/15/07                            1,500              1,503
   Suffolk County, Industrial Development
      Agency, Jeffersons Ferry Project,
      Ser A, RB
      Pre-Refunded @ 102 (C)
           7.200%, 11/01/09                            1,200              1,332
                                                                   ------------
                                                                          6,311
                                                                   ------------

NORTH CAROLINA -- 1.9%
   North Carolina State, GO
           5.000%, 03/01/08                            1,500              1,532
   North Carolina State, Municipal Power
      Agency, Ser A, RB, AMBAC
           4.000%, 01/01/09                            2,540              2,556
                                                                   ------------
                                                                          4,088
                                                                   ------------

OHIO -- 6.8%
   Cincinnati, School Computer
      Technology Project, GO, FSA
           5.000%, 12/01/07                            1,225              1,246
   Edison Community College, BAN
           4.150%, 04/27/07                            1,000              1,002
--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2006                        55

STATEMENT OF NET ASSETS

August 31, 2006

--------------------------------------------------------------------------------
                                                 Face Amount       Market Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------

   Greene County, Water Systems
      Revenue Authority, Ser A, RB, FGIC
      Pre-Refunded @ 102 (C)
           6.125%, 12/01/07                     $      1,000       $      1,050
   Monroe, BAN
           4.500%, 03/15/07                            1,000              1,003
   Ohio State, American Municipal Power,
      Hubbard Project, BAN
           3.500%, 12/13/06                              945                944
   Ohio State, American Municipal Power,
      Newton Falls Project, BAN
           4.250%, 06/29/07                            1,425              1,430
   Ohio State, Building Authority,
      Administration Building Funding
      Project, Ser B, RB
           5.125%, 10/01/07                            1,000              1,016
   Ohio State, GO
           6.650%, 09/01/09                            3,305              3,446
   Ohio State, Major New State
      Infrastructure, Ser 2005-1,
      RB, MBIA
           4.000%, 12/15/08                            1,370              1,382
   Wapakoneta, BAN
           3.750%, 11/16/06                            1,750              1,750
                                                                   ------------
                                                                         14,269
                                                                   ------------

OKLAHOMA -- 2.3%
   Oklahoma State, Industries Authority,
      Health Systems Project,
      Ser A, RB, MBIA
      Pre-Refunded @ 101 (C)
           5.750%, 08/15/09                            2,110              2,250
   Tulsa County, Independent School
      District No. 5, Building Project, GO
           4.000%, 06/01/08                            1,285              1,293
   Tulsa County, Industrial Authority,
      Owasso Public Schools Project, RB
           5.000%, 09/01/10                            1,200              1,261
                                                                   ------------
                                                                          4,804
                                                                   ------------

OREGON -- 0.5%
   Portland, Community College District,
      GO, FSA
           3.500%, 06/15/08                            1,000                998
                                                                   ------------

PENNSYLVANIA -- 3.2%
   Allegheny County, Port Authority,
      Sub Lien-Transportation, RB, MBIA
           5.500%, 06/01/08                            1,265              1,305
   Pine Grove, Joint Treatment
      Authority, BAN
      Callable 02/01/07 @ 100
           4.000%, 08/01/07                            2,000              2,004

--------------------------------------------------------------------------------
                                                 Face Amount       Market Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------

   Pittsburgh & Allegheny Counties,
      Sports & Exhibition Authority,
      Auditorium Project, Ser A, GO, FSA
           4.000%, 12/15/07                     $        700       $        703
   Sayre, Healthcare Facilities Authority,
      Capital Financing Project, Ser C,
      RB, AMBAC (A)
           3.440%, 12/01/20                              900                900
   Sayre, Healthcare Facilities Authority,
      Capital Financing Project, Ser J,
      RB, AMBAC (A)
           3.440%, 12/01/20                            1,800              1,800
                                                                   ------------
                                                                          6,712
                                                                   ------------

RHODE ISLAND -- 2.7%
   Rhode Island, Board Authority,
      Ser A, RB, AMBAC
           5.000%, 10/01/07                            1,000              1,015
   Rhode Island, Economic Development
      Authority, Department of
      Transportation Project, Ser A, GAN
           5.000%, 06/15/09                            3,300              3,416
   Rhode Island, Housing & Mortgage
      Financing Authority, Homeownership
      Opportunity Notes, Ser C RB
           4.000%, 12/06/07                            1,330              1,335
                                                                   ------------
                                                                          5,766
                                                                   ------------

SOUTH CAROLINA -- 3.1%
   Beaufort County, School District,
      Ser C, GO
           5.000%, 04/01/08                            2,175              2,221
   South Carolina State, Public Service
      Authority, Ser A, GO, FSA
           5.000%, 01/01/09                            1,675              1,726
   Spartanburg County, School
      District No. 1, Ser B, BAN
           5.250%, 11/16/06                            1,500              1,505
   Three Rivers, Solid Waste Authority, RAN
           4.750%, 06/01/07                              945                952
                                                                   ------------
                                                                          6,404
                                                                   ------------

TENNESSEE -- 2.8%
   GAF, Tax Exempt Bond Grantor Trust,
      RB (A) (B)
           4.000%, 10/01/12                            1,730              1,730
   Nashville & Davidson County,
      Metropolitan Government,
      Vanderbilt University Project,
      Ser B-1, RB, MBIA
      Callable 04/01/08 @ 100 (A)
           5.000%, 10/01/44                            1,000              1,021
--------------------------------------------------------------------------------
56                        SEI Tax Exempt Trust / Annual Report / August 31, 2006

--------------------------------------------------------------------------------
                                                 Face Amount       Market Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------

   Shelby County, Ser B, GO
           5.500%, 08/01/08                     $      1,110       $      1,149
   Tennessee State, Energy Acquisition,
      Ser A, RB
           5.000%, 09/01/09                            2,000              2,068
                                                                   ------------
                                                                          5,968
                                                                   ------------

TEXAS -- 4.9%
   Conroe, Independent School
      District, GO
           5.000%, 02/15/09                            1,970              2,034
   Cypress-Fairbanks, Independent School
      District, GO
      Pre-Refunded @ 100 (C)
           6.750%, 02/15/08                            1,000              1,045
   Fort Bend County, Industrial
      Development Authority,
      Frito Lay Project, RB
           3.500%, 10/01/11                              900                896
   Lewisville, Independent School District,
      Capital Appreciation Project, GO
           4.070%, 08/15/11                            1,000                825
   Prosper, Independent School District,
      Capital Appreciation, School
      Building Project, GO
           4.000%, 08/15/11                            1,130                931
   San Antonio, GO
           5.000%, 08/01/07                            1,500              1,518
   San Antonio, Water Authority,
      RB, MBIA
      Callable 05/15/15 @ 100 (A)
           3.450%, 05/15/25                              915                915
   Tarrant County, College District, GO
           4.500%, 02/15/08                            1,010              1,023
   Texas State, Transportation Commission
      Authority, Mobility Funding
      Project, Ser A, GO
           5.000%, 04/01/08                            1,000              1,021
                                                                   ------------
                                                                         10,208
                                                                   ------------

VIRGINIA -- 2.2%
   Big Stone Gap, Redevelopment &
      Housing Authority, RB
           5.000%, 09/01/08                            1,595              1,641
   Rappahannock, Regional Jail
      Authority, GAN
      Callable 12/01/08 @ 100
           4.250%, 12/01/09                            1,000              1,012
   Virginia State, Public Building
      Authority, Ser C, RB
           5.000%, 08/01/08                            2,000              2,055
                                                                   ------------
                                                                          4,708
                                                                   ------------

--------------------------------------------------------------------------------
                                                 Face Amount       Market Value
Description                             ($ Thousands)/Shares      ($ Thousands)
--------------------------------------------------------------------------------

WASHINGTON -- 4.7%
   Energy Northwest, Electric Power
      Authority, Project 3, Ser A, RB
           5.000%, 07/01/08                     $      2,100       $      2,153
   Energy Northwest, Wind Power
      Authority, Ser B, RB
      Pre-Refunded @ 103 (C)
           6.000%, 01/01/07                            1,500              1,555
   King County, School District No. 414,
      Lake Washington Project,
      Ser B, GO, FGIC
           3.000%, 06/01/07                            1,000                994
   King County, Ser B, BAN
           4.500%, 11/01/06                            1,000              1,001
   Pierce County, School
      District No. 10, Ser B, GO
           5.000%, 06/01/07                            2,200              2,222
   Washington State, Motor Vehicle
      Fuel Tax Project, Ser B, GO, FSA
           4.500%, 07/01/07                            2,000              2,014
                                                                   ------------
                                                                          9,939
                                                                   ------------

WISCONSIN -- 4.9%
   Ledgeview, Sanitation District
      No. 002, BAN
      Callable 03/01/08 @ 100
           4.750%, 03/01/09                            2,650              2,683
   Marquette County, RB
      Callable 08/01/09 @ 100
           4.500%, 08/01/10                            2,630              2,691
   Marshfield, Unified School District,
      Ser A, BAN
           4.200%, 11/01/06                            2,500              2,502
   Wisconsin State, Ser D, GO, FSA
           4.000%, 05/01/07                            2,110              2,116
   Wisconsin State, Transportation
      Authority, Ser A, RB
           5.000%, 07/01/07                              200                202
                                                                   ------------
                                                                         10,194
                                                                   ------------

Total Municipal Bonds
   (Cost $208,364) ($ Thousands)                                        207,864
                                                                   ------------

CASH EQUIVALENT -- 0.0%
   SEI Tax Exempt Trust, Institutional
      Tax Free Fund, Cl A, 3.29%+                     81,314                 81
                                                                   ------------

Total Cash Equivalent
   (Cost $81) ($ Thousands)                                                  81
                                                                   ------------

Total Investments -- 99.2%
   (Cost $208,445) ($ Thousands)                                        207,945
                                                                   ------------


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2006                        57

STATEMENT OF NET ASSETS

Short Duration Municipal Fund (Concluded)

August 31, 2006

--------------------------------------------------------------------------------
                                                                          Value
Description                                                       ($ Thousands)
--------------------------------------------------------------------------------

OTHER ASSETS AND LIABILITIES -- 0.8%
Payable for Investment Securities Purchased                        $       (931)
Payable for Fund Shares Redeemed                                           (162)
Investment Advisory Fees Payable                                            (57)
Administration Fees Payable                                                 (38)
Income Distributions Payable                                                (30)
Trustees' Fees Payable                                                       (2)
Other Assets and Liabilities, Net                                         2,864
                                                                   ------------
Total Other Assets and Liabilities                                        1,644
                                                                   ------------
Net Assets -- 100.0%                                               $    209,589
                                                                   ============

NET ASSETS:
Paid-In-Capital
   (unlimited authorization -- no par value)                       $    210,290
Undistributed net investment income                                           1
Accumulated net realized loss on investments                               (202)
Net unrealized depreciation on investments                                 (500)
                                                                   ------------
Net Assets -- 100.0%                                               $    209,589
                                                                   ============

Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($209,588,535 / 21,119,931 shares)                                  $   9.92
                                                                   ============

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

+ Affiliated Security -- See Note 3 in the Notes to Financial Statements. Rate shown is the 7-day effective yield as of August 31, 2006.

(A) Floating Rate Security -- the rate reflected on the Statement of Net Assets is the rate in effect on August 31, 2006. The demand and interest rate reset features give this security a shorter effective maturity date.

(B) Securities are held in conjunction with a letter of credit from a major bank or financial institution.

(C)   Pre-Refunded Security -- the maturity date shown is the pre-refunded date.

(D)   Security is escrowed to maturity.

(E) Zero coupon security. The rate reported on the Statement of Net Assets is the effective yield at time of purchase.
ACA -- American Capital Access
AMBAC --American Municipal Bond Assurance Company
BAN -- Bond Anticipation Note
Cl -- Class
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FSA -- Financial Security Assistance
GO -- General Obligation
GAN -- Grant Anticipation Note
MBIA -- Municipal Bond Insurance Company
Radian -- Radian Asset Assurance
RAN -- Revenue Anticipation Note
RB -- Revenue Bond
SAN -- State Aid Note
Ser -- Series
TAN -- Tax Anticipation Note
TAW -- Tax Anticipation Warrant


The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
58                        SEI Tax Exempt Trust / Annual Report / August 31, 2006

Pennsylvania Municipal Bond Fund

August 31, 2006

--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

SECTOR WEIGHTINGS (UNAUDITED)*:

26.1%  Healthcare
24.3%  Education
10.4%  General Obligations
10.4%  Industrial Development
 6.3%  General Revenue
 3.6%  Utilities
 3.5%  Water
 3.2%  Nursing Homes
 3.0%  Public Facilities
 3.0%  Housing
 2.4%  Transportation
 2.0%  Power
 1.7%  Pollution Control
 0.1%  Short Term Investment

* Percentages based on total investments

--------------------------------------------------------------------------------
                                                 Face Amount       Market Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------

MUNICIPAL BONDS -- 98.8%

PENNSYLVANIA -- 91.5%
   Allegheny County, GO (C)
           6.000%, 09/01/07                     $         85       $         87
   Allegheny County, Higher Education
      Building Authority, Chatham
      College, Ser A, RB
      Callable 03/01/12 @ 100
           5.850%, 03/01/22                              665                707
   Allegheny County, Higher Education
      Building Authority, Chatham College,
      Ser A, RB, Radian Insured
      Callable 09/01/08 @ 102
           5.125%, 09/01/13                            2,160              2,246
   Allegheny County, Hospital
      Development Authority, Harmarville
      Rehabilitation Center, RB (C)
           6.000%, 10/01/08                              235                237
   Allegheny County, Hospital
      Development Authority,
      Montefiore Hospital, RB (C)
           6.875%, 07/01/09                              305                319
   Allegheny County, Hospital
      Development Authority, University
      of Pittsburgh Medical Center,
      Ser B, RB
           5.250%, 06/15/12                            1,055              1,122
           5.250%, 06/15/15                            1,000              1,081
   Allegheny County, Housing Finance
      Agency, Single-Family Mortgage,
      Ser CC-1, RB
      Callable 11/01/08 @ 102 (D)
           5.200%, 05/01/17                              900                919

--------------------------------------------------------------------------------
                                                 Face Amount       Market Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------

   Allegheny County, Industrial
      Development Authority, Duquesne
      Light Project, RB, AMBAC
           4.350%, 12/01/13                     $      1,500       $      1,558
   Allegheny County, Ser C-56, GO, FSA
           5.000%, 10/01/15                            1,000              1,086
   Allentown, Area Hospital Authority,
      Sacred Heart Hospital Project,
      RB (C)
           8.000%, 03/01/09                              135                143
   Bensalem Township, Water &
      Sewer Authority, RB (C)
           6.750%, 12/01/14                              125                137
   Berks County, GO, AMBAC
           5.850%, 11/15/18                            1,000              1,180
   Berks County, Redevelopment Multi-Family
      Housing Authority, Woodgate Associates
      Project, Ser A, RB
      Callable 01/01/07 @ 101 (D)
           4.700%, 01/01/09                              180                182
   Blair County, Hospital Authority, RB (C)
           6.900%, 07/01/08                              140                145
   Bucks County, Water & Sewer
      Authority, RB (C)
           6.375%, 12/01/08                               60                 61
   Cambria County, Hospital Development
      Authority, Conemaugh Valley
      Memorial Hospital, RB (C)
           7.625%, 09/01/11                              189                207
   Central Bucks County, School District,
      GO, MBIA
           5.000%, 05/15/13                            2,500              2,691
   Chartiers Valley, Joint School
      District, RB (C)
           6.150%, 03/01/07                               65                 66
   Chester County, Health &
      Educational Facilities Authority,
      Immaculata College, RB
      Callable 10/10/06 @ 100
           5.250%, 10/15/10                              345                345
   Chester County, Health & Educational
      Facilities Authority, The Devereux
      Foundation, RB, Radian Insured
      Callable 11/01/12 @ 100
           4.400%, 11/01/15                              100                102
           4.300%, 11/01/14                              100                102
   Creswell Heights, Joint Water
      Authority, RB (C)
           7.375%, 03/01/07                               15                 15
   Cumberland County, Municipal
      Authority, Presbyterian Homes
      Project, Ser A, RB, Radian Insured
      Callable 12/01/12 @ 100
           4.750%, 12/01/19                            3,170              3,235
--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2006                        59

STATEMENT OF NET ASSETS

August 31, 2006

--------------------------------------------------------------------------------
                                                 Face Amount       Market Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------

   Cumberland Valley, Joint School
      District, RB, MBIA
      Pre-Refunded @ 100 (A)
           6.500%, 11/15/06                     $         25       $         25
   Delaware County, Healthcare Authority,
      Mercy Health Project, Ser A, RB (C)
           5.125%, 11/15/12                              115                115
   Delaware County, Hospital Authority,
      Crozer-Chester Medical Center
      Project, RB, ACA Insured
           4.900%, 12/01/08                              550                556
   Delaware River, Toll Bridge
      Commission, RB
           5.250%, 07/01/13                            1,475              1,596
   Delaware River, Port Authority of
      Pennsylvania & New Jersey,
      Delaware Bridges Project, RB (C)
           6.500%, 01/15/11                              135                144
   Delaware Valley, Regional
      Finance Authority, RB
           5.500%, 07/01/12                            1,550              1,686
   Derry Township, Sanitation
      Sewer Authority, RB (C)
           6.250%, 08/01/12                               30                 32
   Dover Township, Sewer Authority,
      RB (C)
           6.250%, 05/01/12                               35                 37
   Erie County, Hospital Authority,
      Erie County Geriatric, RB (C)
           6.250%, 07/01/11                              110                116
   Erie, Higher Education Building
      Authority, Gannon University,
      RB, AMBAC (C)
           7.375%, 06/01/08                               30                 31
   Erie, Higher Education Building
      Authority, Mercyhurst College, RB
      Callable 09/15/07 @ 100
           5.700%, 03/15/11                               85                 86
           5.650%, 03/15/10                              180                183
   Erie, Higher Education Building
      Authority, Mercyhurst College,
      Ser A, RB
      Callable 03/15/15 @ 100
           4.750%, 03/15/20                            1,500              1,491
   Erie, Water Authority, Ser B, RB, MBIA
           5.500%, 12/01/12                            2,000              2,199
   Fayette County, Hospital Authority,
      Uniontown Hospital, RB,
      Callable 10/10/06 @ 102
           5.750%, 06/15/15                            1,000              1,021
   Great Valley School District,
      Chester County, GO, FSA
           5.000%, 02/15/15                            1,500              1,631
           5.000%, 02/15/16                            1,000              1,090

--------------------------------------------------------------------------------
                                                 Face Amount       Market Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------

   Greenwood, School District Authority,
      GO, MBIA (C)
           6.750%, 09/01/08                     $         30       $         31
   Hampton Township, Sanitation Sewer
      Authority, RB (C)
           6.500%, 09/01/10                              105                116
   Hickory Township, Municipal
      Authority, RB (C)
           6.250%, 02/01/14                              340                366
   Horsham Township, Sewer
      Authority, RB, MBIA (C)
           6.700%, 01/01/11                               15                 16
   Kennett, Consolidated School
      District, GO, MBIA
           5.000%, 02/15/15                              505                549
   Lancaster, Area Sewer Authority,
      RB (C)
           6.750%, 04/01/12                               10                 11
           6.000%, 04/01/12                              270                287
   Lancaster, Parking Authority, RB (C)
           5.750%, 01/01/12                               45                 47
   Lancaster, Solid Waste Management
      Authority, Ser B, RB, AMBAC
      Callable 12/15/08 @ 101
           5.375%, 12/15/15                            1,700              1,777
   Langhorne, Higher Education Authority,
      Woods Services, RB, Radian Insured
      Callable 11/15/11 @ 100
           4.950%, 11/15/16                            2,485              2,570
           4.650%, 11/15/13                              850                873
   Lower Pottsgrove Township, Sewer
      Authority, RB (C)
           6.250%, 05/01/12                               85                 90
   Luzerne County, Ser C, GO, FGIC
           5.250%, 12/15/15                            1,000              1,111
   McKeesport, Area School District,
      Ser C, GO (C)
           5.000%, 04/01/13                              415                429
   Meadville, Area Water Authority,
      RB, FSA
           5.125%, 07/01/14                              435                475
   Mifflin County, Hospital Authority,
      RB, Radian Insured
      Callable 01/01/11 @ 101
           5.500%, 07/01/12                            1,375              1,455
   Monroe County, Hospital Authority,
      Pocono Medical Center Project,
      RB, Radian Insured
      Callable 01/01/12 @ 100
           5.500%, 01/01/22                            1,000              1,060
   Montgomery County, Higher Education
      & Health Authority, Arcadia
      University, RB, Radian Insured
           5.000%, 04/01/15                              500                533
--------------------------------------------------------------------------------
60                        SEI Tax Exempt Trust / Annual Report / August 31, 2006

--------------------------------------------------------------------------------
                                                 Face Amount       Market Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------

   Montgomery County, Higher Education
      & Health Authority, Dickinson
      College, Ser FF1, RB, CIFG
           5.000%, 05/01/16                     $      1,140       $      1,244
   Montgomery County, Industrial
      Development Authority, Resource
      Recreation-Montenay Project,
      Ser A, RB, MBIA
           5.250%, 11/01/14                            1,000              1,102
   Neshaminy, Water Reserve
      Authority, RB (C)
           5.750%, 03/01/11                               20                 21
   Northampton County, Higher Education
      Building Authority, Moravian
      College, RB, Radian Insured
      Callable 07/01/09 @ 100
           5.125%, 07/01/19                              470                483
   Northampton County, Industrial
      Development Authority,
      Moravian Hall Square Project,
      RB, Radian Insured
      Callable 01/01/13 @ 100
           5.500%, 07/01/15                              995              1,066
   Northampton County, Industrial
      Development Authority, Moravian
      Hall Square Project, Ser A, RB,
      Radian Insured
      Callable 10/10/06 @ 100
           5.350%, 07/01/10                            1,200              1,201
   Northampton County, Industrial
      Development Authority, Moravian
      Hall Square Project, Ser B, RB,
      Radian Insured
      Callable 10/10/06 @ 100
           5.350%, 07/01/10                              100                100
   Northampton County, Municipal
      Water Authority, RB (C)
           6.750%, 11/01/13                               30                 33
   Pennsylvania State, Economic
      Development Financing Authority,
      Colver Project, Ser F, RB, AMBAC
           5.000%, 12/01/14                            2,000              2,130
   Pennsylvania State, Economic
      Development Financing Authority,
      Dr. Gertrude A. Barber Center
      Project, RB, Radian Insured
      Callable 12/01/10 @ 100
           5.625%, 12/01/15                              885                942
   Pennsylvania State, Higher Education
      Facilities Authority, Allegheny
      Delaware Valley Obligation Project,
      Ser A, RB, MBIA
           5.600%, 11/15/09                              250                260
           5.600%, 11/15/10                            3,595              3,768
           5.500%, 11/15/08                              190                195

--------------------------------------------------------------------------------
                                                 Face Amount       Market Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------

   Pennsylvania State, Higher Education
      Facilities Authority, Allegheny
      Delaware Valley Obligation
      Project, Ser A, RB, MBIA
      Callable 11/15/06 @ 102
           5.875%, 11/15/16                     $         25       $         26
   Pennsylvania State, Higher Education
      Facilities Authority, Allegheny
      Delaware Valley Obligation Project,
      Ser C, RB, MBIA
      Callable 11/15/06 @ 102
           5.875%, 11/15/18                            3,200              3,276
           5.700%, 11/15/10                               50                 51
           5.400%, 11/15/07                               50                 51
   Pennsylvania State, Higher Education
      Facilities Authority, College &
      University, Ser 10, RB (C)
           6.900%, 07/01/07                               30                 31
   Pennsylvania State, Higher
      Education Facilities Authority,
      Drexel University, RB
      Callable 11/01/12 @ 100
           5.500%, 05/01/13                            2,750              2,968
   Pennsylvania State, Higher Education
      Facilities Authority, Philadelphia
      University, RB, Radian Insured
      Callable 06/01/10 @ 100
           5.750%, 06/01/15                              660                702
   Pennsylvania State, Higher Education
      Facilities Authority, UPMC Health
      System Project, Ser A, RB
           5.125%, 01/15/11                              500                527
   Pennsylvania State, Higher Education
      Facilities Authority, University of
      Pennsylvania Health Project,
      Ser A, RB, AMBAC
           5.000%, 08/15/14                            1,000              1,083
   Pennsylvania State, Higher Education
      Facilities Authority, University of
      Pennsylvania Health Project,
      Ser A, RB, MBIA
      Callable 07/01/08 @ 100
           5.375%, 01/01/14                            2,000              2,059
   Pennsylvania State, Higher Education
      Facilities Authority, University
      of the Arts, RB, Radian Insured
      Callable 03/15/10 @ 100
           5.500%, 03/15/13                            1,025              1,079
   Pennsylvania State, Higher Education
      Facilities Authority, Waynesburg
      College, Ser J4, RB (B) (E)
           3.300%, 05/01/32                            1,000                979


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2006                        61

STATEMENT OF NET ASSETS

August 31, 2006

--------------------------------------------------------------------------------
                                                 Face Amount       Market Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------

   Pennsylvania State, Higher
      Education Facilities Authority,
      Widener University, RB
      Callable 07/15/13 @ 100
           5.000%, 07/15/20                     $      1,000       $      1,031
   Pennsylvania State, Housing
      Finance Agency, RB (C)
           7.750%, 12/01/07                               45                 46
   Pennsylvania State, Intergovernmental
      Authority, Philadelphia Funding
      Project, Special Tax, FGIC
      Callable 06/15/09 @ 100
           5.250%, 06/15/15                            3,100              3,221
   Pennsylvania State,
      Refunding & Projects, GO
           5.250%, 07/01/12                              250                271
   Pennsylvania State, Second Ser, GO
           5.500%, 01/01/13                            2,000              2,202
   Philadelphia, Gas Works Authority,
      12th Ser B, RB, MBIA (C)
           7.000%, 05/15/20                            1,700              2,027
   Philadelphia, Hospital & Higher
      Education Facilities Authority,
      Frankford Hospital Project, RB (C)
           5.750%, 01/01/19                              910                917
   Philadelphia, Hospital & Higher
      Education Facilities Authority,
      Jefferson Health Systems
      Project, Ser A, RB, AMBAC
      Callable 05/15/08 @ 101
           5.125%, 05/15/18                            1,000              1,030
   Philadelphia, Industrial Development
      Authority, Elmira Project,
      Ser A, RB (D)
           5.300%, 02/01/22                            1,065              1,111
   Philadelphia, Municipal Authority,
      Ser B, RB, FSA
           5.250%, 11/15/10                            1,000              1,059
   Philadelphia, Parking Authority,
      RB, AMBAC
      Callable 02/01/09 @ 101
           5.250%, 02/01/15                              225                236
   Philadelphia, Redevelopment Authority,
      Multi-Family Housing Authority,
      Woodstock Project, RB, HUD
      Callable 08/01/08 @ 100
           5.450%, 02/01/23                            1,300              1,318
   Philadelphia, School District,
      Ser B, GO, AMBAC
           5.000%, 04/01/13                            1,000              1,073
   Pittsburgh, Public Parking Authority,
      Saint Francis General
      Hospital Project, RB (C)
           6.625%, 10/01/12                               25                 27

--------------------------------------------------------------------------------
                                                 Face Amount       Market Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------

   Pittsburgh, Ser A, GO, AMBAC
           5.500%, 09/01/14                     $      1,885       $      2,023
   Pittsburgh, Ser A, GO, MBIA
           5.000%, 09/01/11                              500                529
   Pittsburgh, Ser B, GO
           5.250%, 09/01/15                            1,000              1,101
   Pittsburgh, Urban Redevelopment
      Authority, Home Improvement
      Loan Project, Ser B, RB
      Callable 08/01/08 @ 101
           5.150%, 02/01/17                              175                178
   Pittsburgh, Urban Redevelopment
      Authority, Ser B, RB
      Callable 10/01/08 @ 101 (D)
           4.700%, 10/01/10                               90                 91
   Pittsburgh, Urban Redevelopment
      Authority, Triangle Tax
      Increment, Ser A, TA
      Callable 12/01/06 @ 100 (B)
           6.000%, 12/01/11                            2,740              2,756
   Pittsburgh, Urban Redevelopment
      Authority, Triangle Tax
      Increment, Ser B, TA
      Callable 03/15/07 @ 100 (B)
           6.250%, 03/15/15                            1,895              1,920
   Quakertown, Hospital Authority,
      Community Hospital Project, RB (C)
           7.125%, 01/01/11                               85                 91
   Reading, School District, GO, FSA
           5.000%, 01/15/15                            1,175              1,277
   Scranton-Lackawanna, Health & Welfare
      Authority, Moses
      Taylor Hospital, RB (C)
           6.625%, 07/01/09                              365                382
   Shaler Township, GO
      Pre-Refunded @ 100 (A)
           6.500%, 08/01/07                               50                 51
   Shaler Township, School District
      Authority, RB (C)
           6.250%, 04/15/08                               35                 36
   Somerset County, Hospital Authority,
      Somerset Community Hospital
      Project, Ser B, RB, Radian Insured
      Callable 03/01/07 @ 102
           5.300%, 03/01/11                              635                653
           5.200%, 03/01/10                              455                468
   South Fayette Township, Sanitation
      Authority, RB (C)
           6.375%, 11/01/12                              115                123
   South Fork, Municipal Authority,
      Conemaugh Valley Memorial Hospital, RB
           5.625%, 07/01/10                               20                 21


--------------------------------------------------------------------------------
62                        SEI Tax Exempt Trust / Annual Report / August 31, 2006

--------------------------------------------------------------------------------
                                                 Face Amount       Market Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------

   Southcentral, General Authority,
      Hanover Hospital Project,
      RB, Radian Insured
      Callable 06/01/12 @ 100
           4.900%, 12/01/14                     $        545       $        573
   Steel Valley, School District, GO (C)
           6.250%, 11/01/06                               15                 15
   Susquehanna Township,
      Sewer Authority, RB (C)
           6.000%, 11/15/13                               80                 86
   Upper Allen Township,
      Sewer Authority, RB (C)
           5.750%, 04/01/13                              215                234
   Warwick, School District, GO, FGIC
           5.000%, 02/15/15                            1,000              1,088
   Westmoreland County, Municipal
      Authority, Special Obligation, GO (C)
           9.125%, 07/01/10                               55                 59
   Willistown Township, Municipal
      Authority, RB (C)
           6.000%, 01/01/15                               15                 16
   Wrightsville, Municipal Sewer
      Authority, RB (C)
           5.625%, 11/15/08                               20                 20
   York County, Industrial Development
      Authority, York Water Project, RB (E)
           3.750%, 06/01/10                            1,000                984
   York County, School Technology
      Project, RB, FGIC
           5.000%, 02/15/11                              500                528
   York Township, Water & Sewer
      Authority, RB (C)
           5.900%, 08/01/13                              120                135
                                                                   ------------
                                                                         98,192
                                                                   ------------

PUERTO RICO -- 7.3%
   Puerto Rico Commonwealth, Electric
      Power Authority, Ser QQ, RB, XLCA
           5.500%, 07/01/16                              500                566
   Puerto Rico Commonwealth, GO
           5.400%, 07/01/07                              200                202
   Puerto Rico Commonwealth, Government
      Development Bank Authority, Ser B, RB
           5.000%, 12/01/11                              250                262
   Puerto Rico Commonwealth, Government
      Development Bank, Senior Notes, Ser B, RB
           5.000%, 12/01/14                              650                691
   Puerto Rico Commonwealth,
      Highway & Transportation Authority,
      Ser K, RB
           5.000%, 07/01/13                              480                504

--------------------------------------------------------------------------------
                                          Shares/Face Amount       Market Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------

   Puerto Rico Commonwealth, Housing Finance
      Authority, Capital Funding
      Program, RB, HUD
           5.000%, 12/01/13                     $        500       $        532
   Puerto Rico Commonwealth, Public
      Buildings Authority, Government
      Facilities Project, Ser C, RB
           5.500%, 07/01/16                            1,000              1,096
   Puerto Rico Commonwealth, Public
      Buildings Authority, Government
      Facilities Project, Ser J, RB, AMBAC
      Callable 07/01/12 @ 100
           5.000%, 07/01/36                            1,000              1,065
   Puerto Rico Commonwealth, Public Finance
      Authority, Commonwealth Appropriations
      Project, Ser A, RB
      Callable 02/01/12 @ 100 (B) (E)
           5.750%, 08/01/27                            1,635              1,759
   Puerto Rico Commonwealth,
      Public Improvements Project,
      Ser A, GO, XLCA
           5.500%, 07/01/17                            1,050              1,194
                                                                   ------------
                                                                          7,871
                                                                   ------------

Total Municipal Bonds
   (Cost $103,851) ($ Thousands)                                        106,063
                                                                   ------------

CASH EQUIVALENT -- 0.1%

   SEI Tax Exempt Trust, Institutional
      Tax Free Fund, Cl A, 3.29%+                     85,269                 85
                                                                   ------------

Total Cash Equivalent
   (Cost $85) ($ Thousands)                                                  85
                                                                   ------------

Total Investments -- 98.9%
   (Cost $103,936) ($ Thousands)                                        106,148
                                                                   ------------

OTHER ASSETS AND LIABILITIES -- 1.1%
Income Distributions Payable                                               (124)
Investment Advisory Fees Payable                                            (32)
Payable for Fund Shares Redeemed                                            (23)
Administration Fees Payable                                                 (15)
Trustees' Fees Payable                                                       (1)
Other Assets and Liabilities, Net                                         1,399
                                                                   ------------
Total Other Assets and Liabilities                                        1,204
                                                                   ------------
Net Assets -- 100.0%                                               $    107,352
                                                                   ============


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2006                        63

STATEMENT OF NET ASSETS

Pennsylvania Municipal Bond Fund (Concluded)

August 31, 2006

--------------------------------------------------------------------------------
                                                                          Value
Description                                                       ($ Thousands)
--------------------------------------------------------------------------------

NET ASSETS:
Paid-In-Capital
   (unlimited authorization -- no par value)                       $    105,177
Undistributed net investment income                                          58
Accumulated net realized loss on investments                                (95)
Net unrealized appreciation on investments                                2,212
                                                                   ------------
Net Assets                                                         $    107,352
                                                                   ============

Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($64,573,401 / 6,190,901 shares)                                    $  10.43
                                                                   ============

Net Asset Value, Offering and Redemption
   Price Per Share -- Class B
   ($42,778,451 / 4,101,150 shares)                                    $  10.43
                                                                   ============

+ Affiliated Security -- See Note 3 in the Notes to Financial Statements. Rate shown is the 7-day effective yield as of August 31, 2006.

(A)   Pre-Refunded Security -- the maturity date shown is the pre-refunded date.

(B) Securities are held in conjunction with a letter of credit from a major bank or financial institution.

(C)   Security is escrowed to maturity.

(D)   Securities are collateralized under an agreement from FHA, FNMA & GNMA.

(E) Floating Rate Security -- the rate reflected on the Statement of Net Assets is the rate in effect on August 31, 2006. The demand and interest rate reset features give this security a shorter effective maturity date.
ACA -- American Capital Access
AMBAC -- American Municipal Bond Assurance Company
CIFG -- CDC IXIS Financial Guaranty
Cl -- Class
FGIC -- Financial Guaranty Insurance Company
FHA -- Federal Housing Agency
FNMA -- Federal National Mortgage Association
FSA -- Financial Security Assistance
GNMA -- Government National Mortgage Association
GO -- General Obligation
HUD -- Department of Housing & Urban Development
MBIA -- Municipal Bond Insurance Association
Radian -- Radian Asset Assurance
RB -- Revenue Bond
Ser -- Series
TA -- Tax Allocation
XLCA -- XL Capital Assurance

The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
64                        SEI Tax Exempt Trust / Annual Report / August 31, 2006

Massachusetts Municipal Bond Fund

August 31, 2006

--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

SECTOR WEIGHTINGS (UNAUDITED)*:

32.6%  General Obligations
20.0%  Transportation
11.6%  General Revenue
10.1%  Education
 6.1%  Healthcare
 4.5%  Water
 4.1%  Industrial Development
 4.0%  Power
 3.2%  Pollution Control
 2.2%  Public Facilities
 1.5%  Utilities
 0.1%  Short Term Investment

* Percentages based on total investments.

--------------------------------------------------------------------------------
                                                 Face Amount       Market Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------

MUNICIPAL BONDS -- 98.9%

MASSACHUSETTS -- 86.2%
   Ashland, GO, AMBAC
           5.000%, 05/15/15                     $        230       $        250
   Boston, Ser A, GO
           5.000%, 01/01/14                            1,000              1,083
   Erving, GO
           5.375%, 06/15/12                              500                512
   Fall River, GO, FSA
      Callable 02/01/13 @ 101
           5.250%, 02/01/15                            1,000              1,094
   Massachusetts Bay, Transportation
      Authority, General Transportation
      System Project, Ser A, RB
           5.875%, 03/01/15                              185                211
           5.500%, 03/01/12                              500                530
   Massachusetts Bay, Transportation
      Authority, General Transportation
      System Project, Ser A, RB, FGIC
           7.000%, 03/01/11                              270                307
           7.000%, 03/01/21                              500                619
   Massachusetts Bay, Transportation
      Authority, General Transportation
      System Project, Ser A, RB, MBIA
           7.000%, 03/01/11                            1,100              1,249
   Massachusetts Bay, Transportation
      Authority, Ser A, RB
           5.000%, 07/01/15                            1,000              1,088
   Massachusetts Bay, Transportation
      Authority, Ser A, SPA
      Callable 07/01/10 @ 100
           5.750%, 07/01/13                               45                 48
   Massachusetts Bay, Transportation
      Authority, Ser C, RB
           5.500%, 07/01/18                              250                284
           5.250%, 07/01/13                              500                546
           5.250%, 07/01/21                              250                281

--------------------------------------------------------------------------------
                                                 Face Amount       Market Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------

   Massachusetts Health & Educational
      Facilities Authority, Lahey Clinic
      Medical Center, Ser C, RB, FGIC
           5.000%, 08/15/15                     $      1,320       $      1,427
   Massachusetts State, Construction
      Loan, Ser B, GO, FSA
      Pre-Refunded @ 100 (B)
           5.500%, 03/01/12                              500                544
   Massachusetts State, Construction
      Loan, Ser D, GO
           6.000%, 05/01/08                              180                183
   Massachusetts State, Construction
      Loan, Ser D, GO
      Pre-Refunded @ 100 (B)
           6.000%, 05/01/07                               25                 25
   Massachusetts State, Construction
      Loan, Ser D, GO, MBIA
           5.500%, 11/01/15                              500                564
   Massachusetts State, Construction
      Loan, Ser E, GO, FSA
      Pre-Refunded @ 100 (B)
           5.250%, 01/01/13                              500                541
   Massachusetts State, Development
      Finance Agency, Biomedical
      Research Project, Ser C, RB
      Callable 08/01/10 @ 101
           6.000%, 08/01/11                              210                225
   Massachusetts State, Development
      Finance Agency, Boston
      University Project, Ser R-4, RB
      Callable 09/06/06 @ 100 (A)
           3.540%, 10/01/42                              300                300
   Massachusetts State, Development
      Finance Agency, College of
      Pharmacy & Allied Health
      Sciences Project, RB
           5.000%, 07/01/10                              175                179
   Massachusetts State, Development
      Finance Agency, Hampshire
      College Project, RB
           5.150%, 10/01/14                              450                465
   Massachusetts State, Development
      Finance Agency, Visual & Performing
      Arts Project, RB
           5.750%, 08/01/14                              500                561
   Massachusetts State, Development
      Finance Agency, Williston
      Northampton School Project, RB
      Pre-Refunded @ 102 (B)
           6.000%, 10/01/08                              140                146
   Massachusetts State, Federal Highway
      Project, Ser A, RB, MBIA
           5.250%, 12/15/12                              500                543


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2006                        65

STATEMENT OF NET ASSETS

Massachusetts Municipal Bond Fund (Concluded)

August 31, 2006

--------------------------------------------------------------------------------
                                                 Face Amount       Market Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------

   Massachusetts State, GO
           5.000%, 07/01/12                     $        350       $        373
   Massachusetts State, Health &
      Educational Facilities Authority,
      Baystate Medical Center Project,
      Ser F, RB
           5.000%, 07/01/10                              250                257
   Massachusetts State, Health &
      Educational Facilities Authority,
      Massachusetts Institute Technology
      Project, Ser L, RB
           5.000%, 07/01/13                            1,500              1,620
   Massachusetts State, Health &
      Educational Facilities Authority,
      North Adams Regional Hospital Project,
      Ser C, RB
      Callable 10/10/06 @ 102
           6.750%, 07/01/09                               20                 21
   Massachusetts State, Health &
      Educational Facilities Authority,
      Partners Healthcare Project, RB
           5.000%, 07/01/12                              500                531
   Massachusetts State, Health &
      Educational Facilities Authority,
      Tufts University Project, Ser J, RB
           5.500%, 08/15/15                              605                684
   Massachusetts State, Industrial
      Finance Agency, Pollution Control
      Authority, Boston Edison Project,
      Ser A, RB
      Callable 10/10/06 @ 101
           5.750%, 02/01/14                              925                926
   Massachusetts State, Municipal
      Wholesale Electric Authority, Nuclear
      Project No. 3-A, RB, MBIA
      Callable 01/01/12 @ 101
           5.250%, 07/01/12                              500                538
   Massachusetts State, Port Authority,
      Ser A, RB
           5.750%, 07/01/12                              450                498
   Massachusetts State, School Building
      Authority, Ser A, RB, FSA
           5.000%, 08/15/14                              750                813
   Massachusetts State, Ser A, GAN, MBIA
           5.500%, 12/15/13                            1,000              1,108
   Massachusetts State, Ser A, GO
           6.000%, 11/01/10                              650                708
           6.000%, 11/01/11                              875                969
   Massachusetts State, Ser A, GO, FSA
           5.250%, 08/01/20                              500                562
   Massachusetts State, Ser B, GO,
      FGIC (C)
           7.000%, 07/01/09                              600                633
--------------------------------------------------------------------------------
                                                 Face Amount       Market Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------

   Massachusetts State, Ser C, GO, MBIA
           5.500%, 12/01/20                     $        750       $        865
   Massachusetts State, Ser D, GO
           5.500%, 10/01/16                              200                226
   Massachusetts State, Ser D, GO, MBIA
           5.500%, 11/01/12                            1,000              1,099
   Massachusetts State, Special
      Obligation, RB, FGIC
      Pre-Refunded @ 100 (B)
           5.000%, 01/01/14                              250                269
   Massachusetts State, Special
      Obligation, Ser A, GAN, FSA
           5.000%, 12/15/11                              650                688
           5.000%, 12/15/13                            1,250              1,340
   Massachusetts State, Water
      Pollution Abatement Authority,
      Pool Program, Ser 8, RB
      Callable 08/01/12 @ 100
           5.250%, 08/01/13                                5                  5
   Massachusetts State, Water Pollution
      Abatement Authority, Pool Program,
      Ser 8, RB
      Pre-Refunded @ 100 (B)
           5.250%, 08/01/12                              245                265
   Massachusetts State, Water Pollution
      Abatement Authority, Pool Program,
      Ser A, RB
           5.250%, 08/01/14                              625                690
   Massachusetts State, Water Resources
      Authority, Ser B, RB, MBIA
           6.250%, 12/01/11                              600                675
   Massachusetts State, Water Resources
      Authority, Ser C, RB
           6.000%, 12/01/11                              275                303
   Springfield, Municipal Purpose Loan,
      GO, MBIA
           5.250%, 08/01/15                            1,000              1,110
   Springfield, Water & Sewer Commission,
      Ser A, RB, AMBAC
      Callable 07/15/16 @ 100
           5.000%, 07/15/17                              500                543
                                                                   ------------
                                                                         32,124
                                                                   ------------

PUERTO RICO -- 11.7%
   Puerto Rico Commonwealth, Electric Power
      Authority, Ser QQ, RB, XLCA
           5.500%, 07/01/16                              250                283
   Puerto Rico Commonwealth, GO
           6.500%, 07/01/13                              250                285
           5.400%, 07/01/07                              150                152
   Puerto Rico Commonwealth, Government
      Development Bank, Senior Notes,
      Ser B, RB
           5.000%, 12/01/14                              250                266
--------------------------------------------------------------------------------
66                        SEI Tax Exempt Trust / Annual Report / August 31, 2006

--------------------------------------------------------------------------------
                                                 Face Amount       Market Value
Description                             ($ Thousands)/Shares      ($ Thousands)
--------------------------------------------------------------------------------

   Puerto Rico Commonwealth, Highway
      & Transportation Authority,
      Ser Y, RB, MBIA
           6.250%, 07/01/14                     $          5       $          6
   Puerto Rico Commonwealth, Highway
      & Transportation Authority,
      Ser Y, RB, MBIA (C)
           6.250%, 07/01/14                               45                 53
   Puerto Rico Commonwealth, Public
      Buildings Authority, Government
      Facilities Project, Ser C, RB
           5.500%, 07/01/12                              500                536
   Puerto Rico Commonwealth, Public
      Buildings Authority, Government
      Facilities Project, Ser J, RB
      Callable 07/01/12 @ 100
           5.000%, 07/01/28                              250                261
   Puerto Rico Commonwealth, Public
      Finance Authority, Commonwealth
      Appropriations Project, Ser A, RB
      Callable 02/01/12 @ 100 (A) (D)
           5.750%, 08/01/27                              800                860
   Puerto Rico Commonwealth, Public
      Finance Authority, Commonwealth
      Appropriations Project, Ser E, RB
      Pre-Refunded @ 100 (B)
           5.500%, 02/01/12                              700                762
   Puerto Rico Commonwealth, Ser A,
      GO Callable 07/01/12 @ 100
           5.000%, 07/01/30                              250                260
   Puerto Rico, Electric Power Authority,
      Ser KK, RB, FSA
           5.250%, 07/01/12                              600                651
                                                                   ------------
                                                                          4,375
                                                                   ------------

VIRGIN ISLANDS -- 1.0%
   Virgin Islands, Public Financing
      Authority, Gross Receipts Taxes,
      Loan Note Project, Ser A, RB
           5.625%, 10/01/10                              345                355
                                                                   ------------

Total Municipal Bonds
   (Cost $36,390) ($ Thousands)                                          36,854
                                                                   ------------

CASH EQUIVALENT -- 0.1%

   SEI Tax Exempt Trust, Institutional
      Tax Free Fund, Cl A, 3.29%+                     29,478                 29
                                                                   ------------

Total Cash Equivalent
   (Cost $29) ($ Thousands)                                                  29
                                                                   ------------

Total Investments -- 99.0%
   (Cost $36,419) ($ Thousands)                                          36,883
                                                                   ------------

--------------------------------------------------------------------------------
                                                                          Value
Description                                                       ($ Thousands)
--------------------------------------------------------------------------------

OTHER ASSETS AND LIABILITIES -- 1.0%
Payable for Fund Shares Redeemed                                   $        (23)
Investment Advisory Fees Payable                                            (11)
Administration Fees Payable                                                  (7)
Income Distributions Payable                                                 (4)
Other Assets and Liabilities, Net                                           430
                                                                   ------------
Total Other Assets and Liabilities                                          385
                                                                   ------------
Net Assets -- 100.0%                                               $     37,268
                                                                   ============

NET ASSETS:
Paid-In-Capital
   (unlimited authorization -- no par value)                       $     36,772
Undistributed net investment income                                           1
Accumulated net realized gain on investments                                 31
Net unrealized appreciation on investments                                  464
                                                                   ------------
Net Assets                                                         $     37,268
                                                                   ============

Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($37,267,772 / 3,747,725 shares)                                    $   9.94
                                                                   ============

+ Affiliated Security -- See Note 3 in the Notes to Financial Statements. Rate shown is the 7-day effective yield as of August 31, 2006.

(A) Floating Rate Security -- the rate reflected on the Statement of Net Assets is the rate in effect on August 31, 2006. The demand and interest rate reset features give this security a shorter effective maturity date.

(B)   Pre-Refunded Security -- the maturity date shown is the pre-refunded date.

(C)   Security is escrowed to maturity.

(D) Securities are held in conjunction with a letter of credit from a major bank or financial institution.
AMBAC -- American Municipal Bond Assurance Company
Cl -- Class
FGIC -- Financial Guaranty Insurance Company
FSA -- Financial Security Assistance
GAN -- Grant Anticipation Note
GO -- General Obligation
MBIA -- Municipal Bond Insurance Association
RB -- Revenue Bond
Ser -- Series
SPA -- Special Assessment
XLCA -- XL Capital Assurance

The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2006                        67

STATEMENT OF NET ASSETS

New Jersey Municipal Bond Fund

August 31, 2006

--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

SECTOR WEIGHTINGS (UNAUDITED)*:

20.5%  Industrial Development
19.6%  Transportation
13.7%  General Obligations
13.3%  Education
12.7%  Utilities
 7.2%  General Revenue
 6.7%  Healthcare
 3.0%  Public Facilities
 1.8%  Pollution Control
 1.4%  Water
 0.1%  Short Term Investment

* Percentages based on total investments.

--------------------------------------------------------------------------------
                                                 Face Amount       Market Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------

MUNICIPAL BONDS -- 98.6%

NEW JERSEY -- 93.1%
   Atlantic County, Public Facilities
      Lease Agreement, COP, FGIC
           6.000%, 03/01/13                     $      1,000       $      1,130
   Bergen County, Utilities Authority,
      Water Pollution Control Project,
      Ser A, RB, FGIC
           5.000%, 12/15/10                            1,000              1,056
   Burlington County, Bridge Commissioner,
      Governmental Loan Program, RB, AMBAC
           5.000%, 12/15/13                            1,000              1,082
   Camden County, Municipal Utilities
      Authority, County Agreement Project,
      Ser B, RB, FGIC
           5.000%, 07/15/15                            1,750              1,896
   Cumberland County, Improvement Authority,
      County Guaranteed Project, RB, MBIA
           5.000%, 01/01/13                              500                538
   East Orange, Ser A, GO, FSA
           5.000%, 08/01/12                            1,185              1,272
   Freehold, Regional High School
      District, GO, FGIC
           5.000%, 03/01/15                            1,280              1,393
   Garden State, Preservation Trust,
      Ser C, RB, FSA
           5.125%, 11/01/16                            1,000              1,110
   Jersey City, Ser A, GO, FSA
           6.250%, 10/01/11                            1,225              1,365
   Lafayette Yard, Community Development
      Authority, Trenton Hotel/Conference
      Center Project, RB, MBIA
      Pre-Refunded @ 101 (B)
           6.125%, 04/01/10                              500                546
           5.250%, 04/01/10                              540                575

--------------------------------------------------------------------------------
                                                 Face Amount       Market Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------

   Mantua Township, School Board
      Reserve Fund, GO, MBIA
      Pre-Refunded @ 100 (B)
           5.700%, 03/01/09                     $        850       $        893
   New Jersey State, Casino Reinvestment
      Authority, Ser A, RB, MBIA
           5.000%, 06/01/14                            3,000              3,229
   New Jersey State, Economic
      Development Authority,
      Cigarette Tax Project, RB
           5.375%, 06/15/15                            3,000              3,206
   New Jersey State, Economic Development
      Authority, Masonic Charity
      Foundation Project, RB
      Callable 06/01/11 @ 102
           5.000%, 06/01/12                              890                926
   New Jersey State, Economic Development
      Authority, Motor Vehicle
      Surcharge Revenue
      Project, Ser A, RB, MBIA
      Callable 07/01/14 @ 100
           5.250%, 07/01/15                            2,000              2,175
   New Jersey State, Economic Development
      Authority, School Facilities
      Construction Project,
      RB, FGIC
           5.000%, 09/01/14                            1,900              2,061
   New Jersey State, Economic Development
      Authority, School Facilities
      Construction Project,
      Ser C, RB, MBIA
           5.000%, 06/15/12                            3,200              3,420
   New Jersey State, Economic Development
      Authority, School Facilities
      Construction Project,
      Ser G, RB, AMBAC
      Pre-Refunded @ 100 (B)
           5.000%, 09/01/13                            1,550              1,670
   New Jersey State, Economic Development
      Authority, School Facilities
      Construction Project,
      Ser I, RB
           5.000%, 09/01/13                            1,000              1,070
   New Jersey State, Economic Development
      Authority, School Facilities
      Construction Project,
      Ser I, RB
      Pre-Refunded @ 100 (B)
           5.250%, 09/01/14                            1,275              1,406
   New Jersey State, Economic Development
      Authority, School Facilities
      Construction, Ser P, RB
           5.000%, 09/01/09                            1,000              1,037
--------------------------------------------------------------------------------
68                        SEI Tax Exempt Trust / Annual Report / August 31, 2006

--------------------------------------------------------------------------------
                                                 Face Amount       Market Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------

   New Jersey State, Economic Development
      Authority, Transportation Project,
      Ser A, RB, FSA
           5.000%, 05/01/08                     $      1,010       $      1,033
   New Jersey State, Economic Development
      Authority, Trenton Office
      Complex, RB, FSA
           5.250%, 06/15/11                            1,400              1,501
   New Jersey State, Educational
      Facilities Authority, Fairleigh
      Dickinson Project, Ser C, RB
           6.000%, 07/01/12                            1,670              1,810
   New Jersey State, Educational Facilities
      Authority, Princeton University
      Project, Ser B, RB (A)
           3.430%, 07/01/21                              280                280
   New Jersey State, Educational Facilities
      Authority, Princeton University
      Project, Ser F, RB
      Callable 10/01/06 @ 100 (A)
           3.180%, 07/01/23                              225                225
   New Jersey State, Environmental
      Infrastructure, Ser A, RB
           5.500%, 09/01/10                            1,635              1,751
   New Jersey State, Environmental
      Infrastructure, Wastewater Treatment
      Project, Ser C, RB
           5.000%, 07/01/11                            1,125              1,187
   New Jersey State, GO
      Pre-Refunded @ 100 (B)
           6.000%, 05/01/10                            1,500              1,623
   New Jersey State, Garden State
      Preservation Trust, Ser A, RB, FSA
           5.250%, 11/01/11                            2,000              2,155
   New Jersey State, Healthcare Facilities
      Financing Authority, Atlantic
      City Medical Center Project, RB
           5.500%, 07/01/07                            1,000              1,009
   New Jersey State, Healthcare Facilities
      Financing Authority, Burdette Tomlin
      Memorial Hospital Project, RB
      Callable 07/01/09 @ 101
           5.250%, 07/01/11                              535                556
   New Jersey State, Healthcare Facilities
      Financing Authority, Childrens
      Specialized Hospital, Ser A, RB
           5.000%, 07/01/12                              400                413
           5.000%, 07/01/14                              510                527
   New Jersey State, Healthcare Facilities
      Financing Authority, Childrens
      Specialized Hospital, Ser A, RB
      Callable 07/01/15 @ 100
           5.000%, 07/01/18                              200                204

--------------------------------------------------------------------------------
                                                 Face Amount       Market Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------

   New Jersey State, Healthcare Facilities
      Financing Authority, Health Systems
      Obligation Group, Ser A, RB
           5.000%, 07/01/08                     $      1,000       $      1,020
   New Jersey State, Healthcare Facilities
      Financing Authority, Palisades
      Medical Center Project, RB,
      ACA Insured
      Callable 07/01/09 @ 101
           4.800%, 07/01/10                              615                628
   New Jersey State, Healthcare Facilities
      Financing Authority, RWJ Health Care
      Corporation Project,
      Ser B, RB, Radian Insured
           5.000%, 07/01/13                            1,000              1,056
           5.000%, 07/01/14                              570                604
   New Jersey State, Highway Authority,
      Garden State Parkway Project,
      RB, FGIC (C)
           5.500%, 01/01/12                            1,700              1,849
   New Jersey State, Highway
      Authority, Garden State Parkway
      Project, RB, FGIC
      Pre-Refunded @ 100 (B)
           5.250%, 01/01/12                            1,480              1,593
   New Jersey State, Ser A, COP
           5.250%, 06/15/09                            2,000              2,073
   New Jersey State, Ser H, GO
           5.250%, 07/01/11                            2,000              2,140
   New Jersey State, Ser H, GO, FSA
           5.250%, 07/01/15                            1,485              1,643
   New Jersey State, Transportation
      Administration, Federal
      Transportation Grants,
      Ser B, COP, AMBAC
           5.500%, 09/15/11                            3,450              3,743
   New Jersey State, Transportation Trust
      Fund, Transportation
      Systems Project, Ser A, RB (C)
           5.000%, 06/15/10                              165                173
   New Jersey State, Transportation Trust
      Fund, Transportation Systems
      Project, Ser A, RB, FGIC (C)
           5.250%, 06/15/13                            1,000              1,091
   New Jersey State, Transportation Trust
      Fund, Transportation Systems
      Project, Ser B, RB, MBIA
      Pre-Refunded @ 100 (B)
           5.000%, 12/15/11                            1,110              1,184
   New Jersey State, Transportation Trust
      Funding Authority, Transportation
      Systems Project, Ser C, RB, FGIC
           5.250%, 06/15/15                            1,165              1,290
   New Jersey State, Turnpike Authority,
      Ser A, RB, MBIA
           5.750%, 01/01/10                            1,615              1,724


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2006                        69

STATEMENT OF NET ASSETS

New Jersey Municipal Bond Fund (Concluded)

August 31, 2006

--------------------------------------------------------------------------------
                                                 Face Amount       Market Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------

   New Jersey State, Turnpike
      Authority, Ser A, RB, MBIA (C)
           6.000%, 01/01/11                     $      2,000       $      2,187
           5.750%, 01/01/10                              435                464
   Ocean County, Waste Utilities
      Authority, RB
           5.250%, 01/01/10                            1,910              1,972
   Ocean Township, Sewer Authority,
      Ser B, RB, FGIC
           5.250%, 12/01/09                            1,000              1,052
   Passaic Valley, Sewer Authority,
      Ser F, RB, FGIC
           5.000%, 12/01/12                            1,270              1,364
   Rahway, COP, MBIA
      Callable 02/15/10 @ 101
           5.400%, 02/15/13                              475                503
           5.300%, 02/15/12                              450                477
   Southeast Morris County,
      Water Authority, RB, MBIA
      Callable 01/01/11 @ 100
           5.000%, 01/01/13                            1,215              1,273
   Sussex, Municipal Utility Authority,
      RB, FGIC
           5.000%, 12/01/12                            2,000              2,137
   Trenton, GO, MBIA
           5.000%, 12/01/11                            1,360              1,452
   West Orange, GO
      Pre-Refunded @ 100 (B)
           5.450%, 02/15/10                              980              1,038
   West Windsor Plainsboro, Regional
      School District, GO, FSA
           5.000%, 12/01/12                            1,100              1,184
                                                                   ------------
                                                                         84,244
                                                                   ------------

PUERTO RICO -- 5.5%
   Puerto Rico Commonwealth, Government
      Development Bank, Senior
      Notes, Ser B, RB
           5.000%, 12/01/14                            1,000              1,062
   Puerto Rico Commonwealth,
      Highway & Transportation Authority,
      Ser E, RB, FSA
           5.500%, 07/01/12                            1,015              1,115
   Puerto Rico Commonwealth,
      Public Improvements Project,
      Ser A, GO, XLCA
           5.500%, 07/01/17                              500                569
   Puerto Rico Commonwealth,
      Public Improvements, Ser A, GO, FGIC
           5.500%, 07/01/16                            1,000              1,135
   Puerto Rico, Municipal Finance
      Agency, Ser B, GO, FSA
      Callable 08/01/09 @ 101
           5.750%, 08/01/12                            1,000              1,076
                                                                   ------------
                                                                          4,957
                                                                   ------------

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------

Total Municipal Bonds
   (Cost $88,239) ($ Thousands)                                    $     89,201
                                                                   ------------

CASH EQUIVALENT -- 0.0%
   SEI Tax Exempt Trust, Institutional
      Tax Free Fund, Cl A, 3.29%+                     41,847                 42
                                                                   ------------

Total Cash Equivalent
   (Cost $42) ($ Thousands)                                                  42
                                                                   ------------

Total Investments -- 98.6%
   (Cost $88,281) ($ Thousands)                                          89,243
                                                                   ------------

OTHER ASSETS AND LIABILITIES -- 1.4%
Payable for Investment Securities Purchased                              (1,896)
Payable for Fund Shares Redeemed                                            (64)
Investment Advisory Fees Payable                                            (25)
Administration Fees Payable                                                 (16)
Income Distributions Payable                                                (13)
Trustees' Fees Payable                                                       (1)
Other Assets and Liabilities, Net                                         3,299
                                                                   ------------
Total Other Assets and Liabilities                                        1,284
                                                                   ------------
Net Assets -- 100.0%                                               $     90,527
                                                                   ============

NET ASSETS:
Paid-In-Capital
   (unlimited authorization -- no par value)                       $     89,676
Undistributed net investment income                                           3
Accumulated net realized loss on investments                               (114)
Net unrealized appreciation on investments                                  962
                                                                   ------------
Net Assets                                                         $     90,527
                                                                   ============

Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($90,526,760 / 9,007,915 shares)                                    $  10.05
                                                                   ============

+ Affiliated Security -- See Note 3 in the Notes to Financial Statements. Rate shown is the 7-day effective yield as of August 31, 2006.

(A) Floating Rate Security -- the rate reflected on the Statement of Net Assets is the rate in effect on August 31, 2006. The demand and interest rate reset features give this security a shorter effective maturity date.

(B)   Pre-Refunded Security -- the maturity date shown is the pre-refunded date.

(C)   Security is escrowed to maturity.
ACA -- American Capital Access
AMBAC -- American Municipal Bond Assurance Company
Cl -- Class
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FSA -- Financial Security Assistance
GO -- General Obligation
MBIA -- Municipal Bond Insurance Association
Radian -- Radian Asset Assurance
RB -- Revenue Bond
Ser -- Series
XLCA -- XL Capital Assurance

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
70                        SEI Tax Exempt Trust / Annual Report / August 31, 2006

New York Municipal Bond Fund

August 31, 2006

--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

SECTOR WEIGHTINGS (UNAUDITED)*:

18.3%  General Obligations
18.0%  Education
15.7%  Transportation
15.5%  General Revenue
 6.5%  Public Facilities
 6.3%  Industrial Development
 5.2%  Housing
 3.8%  Pollution Control
 3.1%  Water
 2.9%  Power
 2.7%  Healthcare
 2.0%  Utilities
 0.0%  Short Term Investment

* Percentages based on total investments.

--------------------------------------------------------------------------------
                                                 Face Amount       Market Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------

MUNICIPAL BONDS -- 99.1%

NEW YORK -- 88.6%
   Amherst, Industrial Development
      Agency, Civic Center Project,
      Ser A, RB, Radian Insured
           4.200%, 10/01/31                     $        500       $        507
   Cornwall, Central School District,
      GO, FGIC
           5.000%, 10/15/14                              525                572
   Dutchess County, Industrial
      Development Authority,
      IBM Project, RB
      Callable 12/01/09 @ 100 (A)
           5.450%, 12/01/29                            1,500              1,570
   Long Island, Power Authority, New York
      Electric Systems Project,
      Ser A, RB, FSA (D)
           5.500%, 12/01/12                            1,500              1,656
           5.500%, 12/01/13                            1,475              1,645
   Metropolitan New York, Transportation
      Authority, Ser A, RB
           5.000%, 11/15/13                            1,000              1,071
   Metropolitan New York, Transportation
      Authority, Ser A, RB, FGIC
      Callable 11/15/11 @ 100
           5.250%, 11/15/12                            1,000              1,076
   Metropolitan New York, Transportation
      Authority, Ser A, RB, MBIA
           5.000%, 11/15/11                            1,550              1,651
           5.000%, 11/15/14                            1,290              1,404
   Metropolitan New York, Transportation
      Authority, Ser C, RB
           5.000%, 11/15/12                            1,000              1,068
   Metropolitan New York, Transportation
      Authority, Ser C, RB, AMBAC
           5.000%, 11/15/13                            1,000              1,082

--------------------------------------------------------------------------------
                                                 Face Amount       Market Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------

   Nassau County, Healthcare Facilities
      Authority, RB, FSA
      Pre-Refunded @ 102 (C)
           6.000%, 08/01/09                     $      1,000       $      1,084
   Nassau County, Industrial Development
      Authority, Hofstra University Project,
      RB, MBIA
           5.250%, 07/01/10                              475                503
   Nassau County, Interim Finance
      Authority, Second Ser A, RB, MBIA
           5.000%, 11/15/14                              500                544
   Nassau County, Interim Finance
      Authority, Second Ser A-1,
      RB, AMBAC
      Callable 11/15/11 @ 100
           5.375%, 11/15/14                               75                 81
   Nassau County, Interim Finance
      Authority, Second Ser A-1,
      RB, AMBAC
      Pre-Refunded @ 100 (C)
           5.375%, 11/15/11                              175                190
   Nassau County, Ser A, GO, FGIC
           6.000%, 07/01/10                              100                108
   New York & New Jersey, Port Authority,
      85th Ser, RB, AMBAC
           5.200%, 09/01/15                            1,215              1,349
   New York City, Housing Development
      Authority, Capital Funding Program,
      Ser A, RB, FGIC
           5.000%, 07/01/12                            1,000              1,071
   New York City, Housing Development
      Authority, Capital Funding Program,
      Ser A, RB, FGIC
      Callable 07/01/15 @ 100
           5.000%, 07/01/16                            2,975              3,206
   New York City, Industrial Development
      Agency, Terminal One Group
      Association Project, RB
           5.500%, 01/01/14                            1,000              1,082
           5.000%, 01/01/10                              750                773
   New York City, Mount Sinai School
      District, GO, AMBAC
           6.200%, 02/15/14                              500                579
   New York City, Municipal Water
      Finance Authority, Ser D, RB
           5.000%, 06/15/12                              570                608
   New York City, Municipal Water
      Finance Authority, Water & Sewer
      Systems Project, Ser A, RB (D)
           6.000%, 06/15/09                            1,000              1,065
   New York City, Municipal Water Finance
      Authority, Water & Sewer Systems
      Project, Ser A, RB, AMBAC (D)
           5.875%, 06/15/13                              750                848
--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2006                        71

STATEMENT OF NET ASSETS

August 31, 2006

--------------------------------------------------------------------------------
                                                 Face Amount       Market Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------

   New York City, Municipal Water
      Finance Authority, Water & Sewer
      Systems Project, Ser A, RB, FGIC
           6.000%, 06/15/10                     $      1,000       $      1,086
   New York City, Municipal Water
      Finance Authority, Water &
      Sewer Systems Project, Ser C, RB
      Callable 09/15/06 @ 100 (A)
           3.540%, 06/15/33                              100                100
   New York City, Ser A, GO
           5.250%, 11/01/09                              250                261
           5.000%, 08/01/09                              500                518
   New York City, Ser B, GO
           7.250%, 08/15/07                              860                889
   New York City, Ser B, GO (D)
           7.250%, 08/15/07                              140                145
   New York City, Ser B, GO Partially
      Pre-Refunded @ 100 (C)
           7.500%, 02/01/07                               15                 15
   New York City, Ser B, GO, FSA
           5.250%, 08/01/13                            2,000              2,180
   New York City, Ser B, GO, FSA (D)
           8.250%, 06/01/07                            1,000              1,035
   New York City, Ser B, GO, XLCA
           7.250%, 08/15/07                              855                885
   New York City, Ser B, GO, XLCA (D)
           7.250%, 08/15/07                              145                150
   New York City, Ser C, GO
           5.000%, 08/01/13                              500                534
   New York City, Ser C, GO, CIFG
           5.000%, 08/01/14                            1,500              1,616
   New York City, Ser C, GO, MBIA
           5.000%, 08/01/15                              750                814
   New York City, Ser G, GO
           5.000%, 08/01/10                            1,000              1,046
           5.000%, 08/01/15                              705                760
   New York City, Ser G, GO, AMBAC
      Callable 02/01/16 @ 100
           5.000%, 08/01/17                              725                783
   New York City, Ser H , GO, FGIC
           6.000%, 08/01/12                              750                841
   New York City, Ser H, GO
           5.000%, 08/01/13                              840                898
   New York City, Ser H, GO, FGIC
      Callable 08/01/14 @ 100
           5.000%, 08/01/15                              750                807
   New York City, Ser I, GO
           5.000%, 08/01/11                              500                528
           5.000%, 08/01/14                            2,500              2,684
   New York City, Ser J, GO
      Pre-Refunded @ 101 (C)
           6.125%, 08/01/07                              340                351
   New York City, Ser J, Sub-Ser J-1, GO
      Callable 06/01/16 @ 100
           5.000%, 06/01/17                              300                322

--------------------------------------------------------------------------------
                                                 Face Amount       Market Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------

   New York City, Ser M, GO
           5.000%, 04/01/13                     $        700       $        746
   New York City, Sub-Ser F-1, GO
           5.000%, 09/01/13                              750                803
   New York City, Transitional Finance
      Authority, Future Tax Secured
      Project, Ser A, RB
      Callable 08/15/07 @ 101
           5.000%, 08/15/11                               55                 56
   New York City, Transitional Finance
      Authority, Future Tax Secured
      Project, Ser A, RB
      Callable 11/01/11 @ 100 (A) (E)
           5.500%, 11/01/26                              750                811
   New York City, Transitional Finance
      Authority, Future Tax Secured
      Project, Ser A, RB
      Pre-Refunded @ 101 (C)
           5.500%, 02/15/10                            1,000              1,072
   New York City, Transitional Finance
      Authority, Future Tax Secured
      Project, Ser B, RB
      Pre-Refunded @ 101 (C)
           5.000%, 05/15/08                              305                315
   New York City, Transitional Finance
      Authority, Future Tax Secured
      Project, Ser B, RB
      Callable 02/01/11 @ 100
           5.250%, 02/01/29                              750                795
   New York City, Transitional Finance
      Authority, Future Tax Secured
      Project, Ser B, RB
      Pre-Refunded @ 101 (C)
           6.000%, 05/15/10                              500                547
   New York City, Transitional Finance
      Authority, Future Tax Secured
      Project, Ser C, RB
           5.500%, 02/01/09                            1,105              1,155
           5.500%, 02/01/11                            1,000              1,077
   New York City, Transitional Finance
      Authority, Future Tax Secured
      Project, Ser D-2, RB
      Callable 05/01/14 @ 100
           5.000%, 11/01/14                            1,000              1,081
   New York City, Transitional Finance
      Authority, Future Tax Secured
      Project, Sub-Ser C4, RB (A)
           3.540%, 08/01/31                              100                100
   New York City, Transportation Facilities
      Authority, Livingston Plaza Project,
      RB, FSA (D)
           5.400%, 01/01/18                              105                116


--------------------------------------------------------------------------------
72                        SEI Tax Exempt Trust / Annual Report / August 31, 2006

--------------------------------------------------------------------------------
                                                 Face Amount       Market Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------

   New York State, Dormitory Authority,
      Aids Long-Term Health Care
      Facilities, RB, SONYMA
           5.000%, 11/01/10                     $      1,500       $      1,569
   New York State, Dormitory Authority,
      City University System Construction
      Project, 5th General, Ser A,
      RB, FGIC
           5.000%, 07/01/13                            2,000              2,155
   New York State, Dormitory Authority,
      City University System, Special
      Obligation, Ser D, RB, FGIC
           5.750%, 07/01/12                            1,000              1,069
   New York State, Dormitory Authority,
      Manhattan College, RB,
      Radian Insured
           5.500%, 07/01/11                              900                963
   New York State, Dormitory Authority,
      Mental Health Services Facilities
      Improvement Project, Ser C,
      RB, FGIC
           5.000%, 02/15/13                              800                859
   New York State, Dormitory Authority,
      Mental Health Services Facilities
      Improvement Project, Ser D,
      RB, FGIC
      Callable 02/15/15 @ 100
           5.000%, 02/15/16                            1,500              1,616
   New York State, Dormitory Authority,
      Mental Health Services Facilities
      Project, Ser B, RB
           6.500%, 08/15/08                              250                264
           6.500%, 08/15/09                              400                430
   New York State, Dormitory Authority,
      Mental Health Services Facilities
      Project, Ser G, RB, AMBAC
           5.250%, 08/15/09                              385                403
   New York State, Dormitory Authority,
      Montefiore Medical Center Project,
      RB, FGIC
           5.000%, 02/01/13                              500                535
   New York State, Dormitory Authority,
      New York State Department of
      Health, RB
           5.250%, 07/01/13                              500                540
   New York State, Dormitory Authority,
      New York University Project,
      Ser A, RB, MBIA
           6.000%, 07/01/19                              100                120
   New York State, Dormitory Authority,
      Presbyterian Hospital Project, RB,
      AMBAC
           5.500%, 02/01/09                              300                313
           5.500%, 08/01/09                              500                525

--------------------------------------------------------------------------------
                                                 Face Amount       Market Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------

   New York State, Dormitory Authority,
      Presbyterian Hospital Project,
      RB, AMBAC
      Callable 02/01/08 @ 101
           4.400%, 08/01/13                     $         25       $         25
   New York State, Dormitory Authority,
      Rochester Institute of Technology,
      Ser A, RB, AMBAC
           5.000%, 07/01/12                            1,000              1,071
           5.000%, 07/01/13                            1,000              1,079
   New York State, Dormitory Authority,
      Ryan/Clinton Community Health
      Project, RB, SONYMA
           5.400%, 07/01/09                              250                260
   New York State, Dormitory Authority,
      Ser B, RB
      Callable 05/15/12 @ 100
           5.250%, 11/15/23                            5,500              5,899
   New York State, Dormitory Authority,
      Ser B, RB, XLCA (A)
           5.250%, 07/01/32                              750                813
   New York State, Dormitory Authority,
      Siena College, RB, MBIA
           5.000%, 07/01/16                              500                547
   New York State, Dormitory Authority,
      State University Educational
      Facilities Project, RB, MBIA
      Callable 05/15/10 @ 101
           6.000%, 05/15/15                            1,000              1,090
   New York State, Dormitory Authority,
      State University Educational
      Facilities Project, Ser A, RB, AMBAC
           5.250%, 05/15/15                            1,170              1,282
   New York State, Dormitory Authority,
      State University Educational
      Facilities Project, Ser A, RB, FGIC
           7.500%, 05/15/13                              600                735
   New York State, Environmental
      Facilities Authority, New York City
      Water Project, RB
           5.750%, 06/15/08                                5                  5
           5.750%, 06/15/09                                5                  5
           5.750%, 06/15/10                               35                 38
           5.750%, 06/15/11                              180                197
           5.750%, 06/15/12                              105                117
   New York State, Environmental
      Facilities Authority, New York City
      Water Project, RB (D)
           5.750%, 06/15/08                               40                 42
           5.750%, 06/15/09                               40                 42
           5.750%, 06/15/11                            1,180              1,292


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2006                        73

STATEMENT OF NET ASSETS

August 31, 2006

--------------------------------------------------------------------------------
                                                 Face Amount       Market Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------

   New York State, Environmental
      Facilities Authority, Revolving
      Funds - Pooled Financing Program,
      Ser B, RB
           5.000%, 11/15/14                     $      1,000       $      1,092
           5.000%, 11/15/16                            1,000              1,100
   New York State, Environmental
      Facilities Authority, Revolving Funds,
      New York City Municipal Water,
      Ser E, RB
           5.000%, 06/15/14                              750                817
   New York State, Environmental
      Facilities Authority, Revolving Funds,
      Ser E, RB, MBIA
           6.000%, 06/15/12                            1,350              1,513
   New York State, Environmental
      Facilities Authority, Ser A, RB
           5.000%, 03/15/12                            1,000              1,065
   New York State, Environmental
      Facilities Authority, State Water
      Project, Ser A, RB (D)
           5.750%, 06/15/09                                5                  5
           5.750%, 06/15/11                              640                701
   New York State, Local Assistance
      Project, Ser E, RB
           6.000%, 04/01/14                            1,040              1,172
   New York State, Mortgage Agency, 26th
      Ser, RB
           5.200%, 04/01/08                              500                505
   New York State, Mortgage
      Agency, 26th Ser, RB
      Callable 07/01/10 @ 100
           5.350%, 10/01/16                              130                133
   New York State, Mortgage Agency,
      Homeowner Mortgage Project,
      Ser 87, RB
      Callable 09/01/09 @ 100
           5.150%, 04/01/17                              280                285
   New York State, Sales Tax Asset
      Receivables Project,
      Ser A, RB, MBIA
      Callable 10/15/14 @ 100
           5.000%, 10/15/17                            1,000              1,081
   New York State, Thruway & Highway
      Board, Second Ser B, RB, FSA
           5.000%, 04/01/14                            1,000              1,083
   New York State, Thruway & Highway
      Board, Ser B, RB, FGIC
      Callable 04/01/08 @ 101
           5.250%, 04/01/11                            1,000              1,035
   New York State, Thruway & Highway
      Board, Ser C, MBIA
           5.500%, 04/01/12                              750                820

--------------------------------------------------------------------------------
                                                 Face Amount       Market Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------

   New York State, Thruway Authority,
      Second Ser B, RB, FGIC
      Callable 10/01/15 @ 100
           5.000%, 04/01/16                     $      1,000       $      1,087
   New York State, Thruway Authority,
      Second Ser B, RB, FSA
           5.000%, 04/01/13                            2,175              2,341
   New York State, Thruway Authority,
      Transportation Project,
      Ser A, RB, FSA
           5.000%, 03/15/13                              500                539
           5.000%, 03/15/14                            1,000              1,084
   New York State, Tobacco Settlement
      Financing, Ser A-1, RB
      Callable 09/25/06 @ 100
           5.250%, 06/01/12                            1,000              1,001
   New York State, Transitional Finance
      Authority, Future Tax Secured
      Project, Ser B, RB
      Pre-Refunded @ 101 (C)
           6.000%, 05/15/10                              750                820
   New York State, Triborough Bridge
      & Tunnel Authority, General Purpose
      Project, Ser SR, RB (D)
           5.500%, 01/01/12                              535                561
   New York State, Triborough Bridge
      & Tunnel Authority, General
      Purpose Project, Ser X, RB (D)
           6.625%, 01/01/12                            1,160              1,304
   New York State, Urban Development,
      Capital Correctional Facilities Project,
      Ser A, RB, FSA
           6.500%, 01/01/10                              650                709
   New York State, Urban Development,
      Personal Income Tax Project,
      Ser A-1, RB
           5.000%, 12/15/11                              250                266
   New York State, Urban Development,
      Personal Income Tax Project,
      Ser A-1, RB, AMBAC
           5.000%, 12/15/15                            1,000              1,092
   New York State, Urban Development,
      Personal Income Tax Project,
      Ser B, RB, FSA
           5.000%, 03/15/13                            1,000              1,078
   New York State, Urban Development,
      Ser A, RB
           5.500%, 01/01/17                            1,500              1,602
           5.250%, 01/01/21                            1,750              1,809
           5.000%, 01/01/09                              500                515
           5.000%, 01/01/17                              450                473
   New York State, Urban Development,
      Ser A, RB, XLCA
           5.250%, 01/01/11                            1,000              1,066
--------------------------------------------------------------------------------
74                        SEI Tax Exempt Trust / Annual Report / August 31, 2006

--------------------------------------------------------------------------------
                                                 Face Amount       Market Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------

   New York State, Urban Development,
      Service Contract, RB, FSA
           5.000%, 01/01/15                     $        500       $        544
   New York State, Urban Development,
      State Facilities Project, RB
           5.750%, 04/01/12                            1,000              1,099
   Port Authority of New York & New
      Jersey, One Hundred Thirty Ninth
      Project, RB, FGIC
           5.000%, 10/01/13                            1,000              1,063
   Troy, Industrial Development Authority,
      Rensselaer Polytechnic Institute,
      Ser A, RB
           5.500%, 09/01/10                              400                422
   Tsasc, Ser 1, RB
      Callable 06/01/16 @ 100
           4.750%, 06/01/22                            3,255              3,235
   Yonkers, Ser A, GO, MBIA
           5.000%, 08/01/13                            1,500              1,607
                                                                   ------------
                                                                        117,939
                                                                   ------------

PUERTO RICO -- 10.2%
   Puerto Rico Commonwealth, Electric
      Power Authority, Ser QQ, RB, XLCA
           5.500%, 07/01/16                              500                566
   Puerto Rico Commonwealth, GO
           5.400%, 07/01/07                              685                693
   Puerto Rico Commonwealth,
      Government Development Bank
      Authority, Ser B, RB
           5.000%, 12/01/11                              500                524
           5.000%, 12/01/15                              750                799
   Puerto Rico Commonwealth, Highway
      & Transportation Authority, Ser E,
      RB, FSA
           5.500%, 07/01/19                              750                862
   Puerto Rico Commonwealth, Highway
      & Transportation Authority, Ser Y,
      RB, MBIA
           6.250%, 07/01/14                               10                 12
   Puerto Rico Commonwealth, Highway
      & Transportation Authority, Ser Y,
      RB, MBIA (D)
           6.250%, 07/01/14                              115                135
   Puerto Rico Commonwealth, Housing
      Finance Authority, Capital Funding
      Program, RB, HUD
           5.000%, 12/01/13                            1,500              1,597
   Puerto Rico Commonwealth, Public
      Buildings Authority, Government
      Facilities Project, Ser C, RB
           5.500%, 07/01/12                              250                268

--------------------------------------------------------------------------------
                                          Shares/Face Amount       Market Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------

   Puerto Rico Commonwealth, Public
      Buildings Authority, Government
      Facilities Project, Ser J, RB
      Callable 07/01/12 @ 100
           5.000%, 07/01/28                     $      1,000       $      1,042
   Puerto Rico Commonwealth, Public
      Finance Authority, Commonwealth
      Appropriations Project, Ser A, RB
      Callable 02/01/12 @ 100 (A) (B)
           5.750%, 08/01/27                            2,850              3,066
   Puerto Rico Commonwealth, Public
      Finance Authority, Commonwealth
      Appropriations Project,
      Ser A, RB, MBIA
      Callable 02/01/12 @ 100 (B)
           5.250%, 08/01/29                            1,000              1,075
   Puerto Rico Commonwealth, Public
      Finance Authority, Commonwealth
      Appropriations Project, Ser E, RB
      Pre-Refunded @ 100 (C)
           5.500%, 02/01/12                              750                817
   Puerto Rico Commonwealth, Public
      Improvements Project, Ser C, GO (A)
           6.000%, 07/01/13                            1,000              1,035
   Puerto Rico Commonwealth, Ser A, GO
      Callable 07/01/12 @ 100
           5.000%, 07/01/30                            1,000              1,040
                                                                   ------------
                                                                         13,531
                                                                   ------------

VIRGIN ISLANDS -- 0.3%
   Virgin Islands, Public Financing
      Authority, Gross Receipts Taxes,
      Loan Note Project, Ser A, RB
           5.625%, 10/01/10                              340                350
                                                                   ------------

Total Municipal Bonds
   (Cost $130,487) ($ Thousands)                                        131,820
                                                                   ------------

CASH EQUIVALENT -- 0.0%

   SEI Tax Exempt Trust, Institutional
      Tax Free Fund, Cl A, 3.29%+                      5,052                  5
                                                                   ------------

Total Cash Equivalent
   (Cost $5) ($ Thousands)                                                    5
                                                                   ------------

Total Investments -- 99.1%
   (Cost $130,492) ($ Thousands)                                        131,825
                                                                   ------------


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2006                        75

STATEMENT OF NET ASSETS

New York Municipal Bond Fund (Concluded)

August 31, 2006

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                                       ($ Thousands)
--------------------------------------------------------------------------------

OTHER ASSETS AND LIABILITIES -- 0.9%
Payable for Investment Securities Purchased                        $     (1,064)
Payable for Fund Shares Redeemed                                            (58)
Investment Advisory Fees Payable                                            (37)
Administration Fees Payable                                                 (25)
Income Distributions Payable                                                (16)
Trustees' Fees Payable                                                       (1)
Other Assets and Liabilities, Net                                         2,465
                                                                   ------------
Total Other Assets and Liabilities                                        1,264
                                                                   ------------
Net Assets -- 100.0%                                               $    133,089
                                                                   ============

NET ASSETS:
Paid-In-Capital
   (unlimited authorization -- no par value)                       $    131,720
Undistributed net investment income                                           5
Accumulated net realized gain on investments                                 31
Net unrealized appreciation on investments                                1,333
                                                                   ------------
Net Assets                                                         $    133,089
                                                                   ============

Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($133,089,380 / 12,966,904 shares)                                  $  10.26
                                                                   ============

+ Affiliated Security -- See Note 3 in the Notes to Financial Statements. Rate shown is the 7-day effective yield as of August 31, 2006.

(A) Floating Rate Security -- the rate reflected on the Statement of Net Assets is the rate in effect on August 31, 2006. The demand and interest rate reset features give this security a shorter effective maturity date.

(B) Securities are held in conjunction with a letter of credit from a major bank or financial institution.

(C)   Pre-Refunded Security -- the maturity date shown is the pre-refunded date.

(D)   Security is escrowed to maturity.

(E) Step Bonds -- The rate reflected on the Statement of Net Assets is the effective yield on August 31, 2006. The coupon on a step bond changes on a specified date.
AMBAC -- American Municipal Bond Assurance Company
CIFG -- CDC IXIS Financial Guaranty
Cl -- Class
FGIC -- Financial Guaranty Insurance Company
FSA -- Financial Security Assistance
GO -- General Obligation
MBIA -- Municipal Bond Insurance Company
Radian -- Radian Asset Assurance
RB -- Revenue Bond
Ser -- Series
SONYMA -- State of New York Mortgage Agency
XLCA -- XL Capital Assurance

The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
76                        SEI Tax Exempt Trust / Annual Report / August 31, 2006

California Municipal Bond Fund

August 31, 2006

--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL]

SECTOR WEIGHTINGS (UNAUDITED)*:

23.8%  General Obligations
16.4%  Education
15.4%  Industrial Development
12.7%  Power
 8.4%  General Revenue
 6.6%  Water
 5.8%  Public Facilities
 5.7%  Transportation
 2.1%  Healthcare
 1.0%  Tax Exempt Corporate Bond
 0.9%  Utilities
 0.9%  Airports
 0.3%  Housing
 0.0%  Short Term Investment

* Percentages based on total investments.

--------------------------------------------------------------------------------
                                                 Face Amount       Market Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------

MUNICIPAL BONDS -- 97.9%

CALIFORNIA -- 91.6%
   ABAG, Financial Authority Not-For-
      Profit, Channing House Project, COP
           4.900%, 02/15/09                     $        780       $        797
   ABAG, Financial Authority Not-For-
      Profit, YMCA of San Francisco
      Refinancing Project, Ser A, COP,
      ACA Insured (D)
           4.400%, 10/01/06                              100                100
   California State, Daily-kindergarten
      University, Ser A-3, GO
      Callable 09/06/06 @ 100 (A) (B)
           3.430%, 05/01/34                              265                265
   California State, Department of Water
      Resources & Power, Ser A, RB
      Pre-Refunded @ 101 (C)
           5.750%, 05/01/12                            2,000              2,237
           5.375%, 05/01/12                            1,400              1,540
           5.250%, 05/01/12                            1,375              1,504
   California State, Department of Water
      Resources & Power, Ser A,
      RB, MBIA
      Pre-Refunded @ 101 (C)
           5.375%, 05/01/12                            2,500              2,750
   California State, Department of Water
      Resources & Power, Ser A,
      RB, XLCA
      Pre-Refunded @ 101 (C)
           5.375%, 05/01/12                            6,725              7,397
   California State, Department of Water
      Resources & Power, Ser W, RB, FSA
           5.500%, 12/01/13                            1,540              1,723
   California State, Department of Water
      Resources, Water Systems Project,
      Ser Y, RB, FGIC
      Callable 06/01/13 @ 100
           5.250%, 12/01/13                            2,425              2,634

--------------------------------------------------------------------------------
                                                 Face Amount       Market Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------

   California State, Economic
      Development Authority, Ser A, GO
           5.250%, 07/01/12                     $      6,930       $      7,510
   California State, Economic
      Development Authority,
      Ser A, GO, MBIA
           5.250%, 07/01/13                            2,000              2,192
   California State, Economic
      Development Authority, Ser C-5, RB
      Callable 09/06/06 @ 100 (A)
           3.370%, 07/01/23                              100                100
   California State, GO
           5.250%, 03/01/11                            3,100              3,305
           5.250%, 02/01/18                            2,000              2,221
           5.000%, 04/01/10                            3,000              3,145
           5.000%, 04/01/12                           10,000             10,637
           5.000%, 03/01/15                            7,000              7,560
   California State, GO
      Callable 08/01/13 @ 100
           5.250%, 02/01/14                            4,000              4,357
   California State, GO, XLCA
           5.250%, 02/01/11                            7,000              7,469
   California State, Health Facilities
      Financing Authority, Cedars-Sinai
      Medical Center Project, RB
           5.000%, 11/15/14                            1,000              1,063
   California State, Housing Finance
      Authority, Multi-Family Housing
      Project, Ser B, RB (A) (B)
           3.370%, 02/01/31                              140                140
   California State, Infrastructure &
      Economic Development Authority,
      Bay Area Toll Bridges Project,
      Ser A, RB, FSA
           5.000%, 07/01/11                            2,000              2,130
   California State, Infrastructure &
      Economic Development Authority,
      Workers Compensation Relief
      Project, Ser A, RB, AMBAC
           5.250%, 10/01/13                            4,900              5,372
   California State, Pollution Control
      Finance Authority, Exxon Project, RB
      Callable 09/06/06 @ 100 (A)
           3.180%, 12/01/12                              400                400
   California State, Public Works Board,
      Department of Corrections State
      Prison Project, Ser E, RB, MBIA
           6.000%, 06/01/10                            1,500              1,625
   California State, Public Works Board,
      Department of General Services,
      Butterfield Street Project, Ser A, RB
           5.000%, 06/01/15                            1,000              1,079


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2006                        77

STATEMENT OF NET ASSETS

California Municipal Bond Fund (Concluded)

August 31, 2006

--------------------------------------------------------------------------------
                                                 Face Amount       Market Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------

   California State, Resources Efficiency
      Financing Authority, Capital
      Improvements Program, COP,
      AMBAC
           6.000%, 04/01/09                     $      1,420       $      1,505
   California State, Union Elementary
      School District, Ser B, GO, FGIC
      Pre-Refunded @ 100 (C)
           5.375%, 09/01/12                            1,000              1,097
   California Statewide, Communities
      Development Authority, Health
      Facilities-Adventist Health Project,
      Ser A, RB
           5.000%, 03/01/15                            1,385              1,468
   California Statewide, Communities
      Development Authority, Huntington
      Memorial Hospital, RB
           5.000%, 07/01/15                            2,860              3,032
   California Statewide, Communities
      Development Authority, Redlands
      Community Hospital, Ser A, RB
           5.000%, 04/01/14                            1,000              1,065
   Corona-Norco, Unified School District,
      Capital Appreciation Project, Ser B,
      GO, FSA (E)
           5.600%, 09/01/13                            1,000                764
           5.500%, 09/01/12                            1,005                800
   Del Mar, Race Track Authority, RB
           5.000%, 08/15/10                              700                724
   Fairfield, Housing Authority, Creekside
      Estates Mobile Homes Project, RB
           5.150%, 09/01/07                              220                221
           5.050%, 09/01/06                              265                265
   Fontana, Redevelopment Agency,
      Jurupa Hills Redevelopment
      Project, Ser A, TA
           5.100%, 10/01/09                              360                370
           4.900%, 10/01/07                            1,345              1,356
   Fontana, Redevelopment Agency,
      Jurupa Hills Redevelopment
      Project, Ser A, TA
      Callable 10/01/09 @ 101
           5.200%, 10/01/10                            1,615              1,679
   Fresno, Joint Powers Finance Authority,
      RB, AMBAC
      Callable 08/01/10 @ 102
           5.500%, 08/01/15                            1,445              1,577
   Hacienda La Puente, Capital
      Appreciation, Ser A, GO, MBIA (E)
           5.450%, 08/01/15                            1,200                839
   Huntington Beach, Unified School
      District, Election 2004 Project,
      GO, FSA
      Callable 08/01/14 @ 100
           5.000%, 08/01/15                            1,165              1,263

--------------------------------------------------------------------------------
                                                 Face Amount       Market Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------

   Intermodal, Container Transfer Facility,
      Joint Powers Authority, Ser A, RB,
      AMBAC
           5.000%, 11/01/10                     $      1,465       $      1,548
   Irvine Ranch, Water District Authority,
      GO (A) (B)
           3.320%, 09/01/06                              200                200
   Irvine Ranch, Water District Authority, RB
      Callable 10/01/06 @ 100 (A) (B)
           3.320%, 05/01/09                              100                100
           3.300%, 10/01/10                               95                 95
   Irvine Ranch, Water District
      Authority, Ser B, GO
      Callable 10/01/06 @ 100 (A) (B)
           3.300%, 10/01/09                              110                110
   Lodi, Electric Systems Authority, Capital
      Appreciation, Ser B, COP, MBIA
      Pre-Refunded @ 90.35 (C) (E)
           5.720%, 01/15/09                            1,000                829
   Loma Linda, University Medical Center,
      Ser A, RB
           5.000%, 12/01/15                            1,575              1,650
   Los Angeles, Ser A, GO
           5.250%, 09/01/13                            1,180              1,299
   Los Angeles, Sonnelblick Del Rio West,
      COP, AMBAC
           5.375%, 11/01/10                            2,130              2,281
   Los Angeles, Unified School District,
      GO, MBIA
           5.500%, 07/01/11                            2,000              2,177
   Los Angeles, Unified School District,
      Ser A-2, RB, FGIC
           5.000%, 07/01/16                            1,000              1,081
   Los Angeles, Water & Power Authority,
      Ser A, RB, MBIA
           5.000%, 07/01/11                            1,500              1,599
   Newport Beach, Health Facilities
      Authority, Hoag Memorial
      Presbyterian Hospital Project, RB
      Callable 09/06/06 @ 100 (A)
           3.370%, 10/01/22                              350                350
   North Orange County, Community
      College District, Election of 2002
      Project, Ser B, GO, FGIC
      Pre-Refunded @ 100 (C)
           5.000%, 08/01/14                            1,250              1,366
   Ontario, Redevelopment Financing
      Authority, Center City & Cimarron
      Project No. 1, RB, MBIA
           5.000%, 08/01/11                            1,270              1,356
   Orange County, Water District
      Authority, Ser B, COP, MBIA
           4.500%, 08/15/13                            1,350              1,416


--------------------------------------------------------------------------------
78                        SEI Tax Exempt Trust / Annual Report / August 31, 2006

--------------------------------------------------------------------------------
                                                 Face Amount       Market Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------

   Palo Alto, Unified School District,
      GO, FSA
      Callable 08/01/15 @ 100
           5.000%, 08/01/16                     $      1,195       $      1,304
   Pasadena, Unified School District,
      GO, FGIC
           5.000%, 11/01/13                            2,000              2,174
   Rancho Cucamonga, Redevelopment
      Agency, Ranch Redevelopment
      Project, Ser A, TA, AMBAC
      Callable 09/01/14 @ 100
           5.000%, 09/01/15                            2,000              2,162
   Rancho Santiago, Community College
      District, GO, FSA
           5.250%, 09/01/17                            1,825              2,053
   Redwood City, Elementary School
      District, GO, FGIC
           5.000%, 08/01/15                            2,275              2,496
   Riverside, Community College
      District, GO, FSA
      Callable 08/01/15 @ 100
           5.000%, 08/01/18                            1,700              1,834
   Riverside, Electric Authority, RB, FSA
      Callable 10/01/11 @ 101
           5.250%, 10/01/13                            2,485              2,695
   Riverside, Public Financing
      Authority, COP
           5.400%, 05/15/09                            2,930              3,014
   Sacramento, Municipal Utility District,
      Ser S, RB, MBIA
           5.000%, 11/15/13                            1,400              1,523
   San Buenaventura, Ser B, COP, AMBAC
           5.000%, 01/01/12                            1,455              1,557
   San Diego, Burnham Institute Project,
      COP (D)
           5.150%, 09/01/06                              500                500
   San Diego, Burnham Institution for
      Med Resh Project, COP
           5.000%, 09/01/16                              575                599
   San Diego, Redevelopment Agency,
      Centre City Redevelopment Project,
      Ser A, RB
           5.450%, 09/01/09                              175                179
           5.350%, 09/01/08                              175                177
   San Diego, Redevelopment Agency,
      Centre City Redevelopment Project,
      Ser A, TA, XLCA
           5.000%, 09/01/13                            1,300              1,399
   San Diego, Unified School District,
      Election of 1998 Project,
      Ser B, GO, MBIA
           6.050%, 07/01/18                            2,650              3,193

--------------------------------------------------------------------------------
                                                 Face Amount       Market Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------

   San Francisco Bay Area, Bay Area
      Toll Authority, Ser F, RB
           5.000%, 04/01/13                     $      1,000       $      1,081
   San Francisco Bay Area, Transportation
      Finance Authority, Bridge Toll
      Project, RB, ACA Insured
           5.750%, 02/01/07                            2,725              2,741
   San Francisco, City & County Authority,
      Issue 29 Project, Ser B, RB, FGIC
           5.000%, 05/01/12                            1,555              1,666
   San Francisco, City & County Authority,
      Neighborhood Recreation & Park
      Project, Ser A, GO, MBIA
           5.000%, 06/15/11                            2,225              2,372
   San Francisco, City & County Authority,
      Ser A, RB, FSA
           5.000%, 11/01/12                            6,000              6,472
   San Francisco, State Building Authority,
      California State & San Francisco
      Civic Center, Ser A, RB, FGIC
      Callable 12/01/15 @ 100
           5.000%, 12/01/16                            3,500              3,815
   San Francisco, State University
      Foundation, Student Housing
      Project, RB, ACA Insured
           4.500%, 07/01/07                              265                265
   San Joaquin County, Capital Facilities
      Project, COP, MBIA
           5.500%, 11/15/13                            1,000              1,119
   San Joaquin Hills, Transportation
      Authority, RB (D) (E)
           5.340%, 01/01/09                            2,000              1,837
   San Ramon Valley, Unified School
      District, Election 2002, GO, FSA
      Callable 08/01/14 @ 100
           5.250%, 08/01/17                            1,475              1,626
   Santa Fe Springs, Community
      Development Authority, Ser A,
      TA, MBIA
           5.000%, 09/01/10                            1,950              2,058
   Santa Monica, Malibu School District,
      GO, FGIC
           5.250%, 08/01/11                            2,095              2,255
   South San Francisco, School District,
      RB, MBIA
           5.000%, 09/15/17                            1,070              1,181
   Stockton, Essential Services
      Building/Parking Facility, COP
           5.000%, 08/01/09                              280                291
           4.800%, 08/01/07                              155                157
   Sunnyvale, Water Financing Authority,
      RB, AMBAC
      Callable 10/01/11 @ 100
           5.250%, 10/01/13                            1,595              1,721
--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2006                        79

STATEMENT OF NET ASSETS

California Municipal Bond Fund (Concluded)

August 31, 2006

--------------------------------------------------------------------------------
                                                 Face Amount       Market Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------

   University of California, Ser A, RB,
      AMBAC
           5.000%, 05/15/11                     $      2,000       $      2,130
   Val Verde, Unified School District,
      COP, FGIC (D)
           5.000%, 01/01/14                              500                543
   Val Verde, Unified School District,
      COP, FGIC
      Pre-Refunded @ 100 (C)
           5.250%, 01/01/15                            2,500              2,778
                                                                   ------------
                                                                        179,701
                                                                   ------------

GUAM -- 0.6%
   Guam, Ser A, GO, FSA
           5.500%, 12/01/10                            1,000              1,075
                                                                   ------------

PUERTO RICO -- 5.7%
   Puerto Rico Commonwealth,
      Government Development Bank,
      Senior Notes, Ser B, RB
           5.000%, 12/01/14                            1,250              1,328
   Puerto Rico Commonwealth, Highway
      & Transportation Authority,
      Ser W, RB, MBIA
           5.500%, 07/01/13                            3,400              3,774
   Puerto Rico Commonwealth, Highway
      & Transportation Authority,
      Ser X, RB, FSA
           5.500%, 07/01/15                            1,490              1,681
   Puerto Rico Commonwealth, Public
      Improvements Authority, GO, MBIA
           5.250%, 07/01/12                            2,000              2,172
   Puerto Rico, Electric Power Authority,
      Ser KK, RB, XLCA
           5.000%, 07/01/11                            1,000              1,061
   Puerto Rico, Public Buildings Authority,
      Government Facilities Project,
      Ser C, RB
           5.500%, 07/01/16                            1,000              1,131
                                                                   ------------
                                                                         11,147
                                                                   ------------

Total Municipal Bonds
   (Cost $188,412) ($ Thousands)                                        191,923
                                                                   ------------

TAX EXEMPT CORPORATE BOND -- 1.0%

CALIFORNIA -- 1.0%
   San Manuel Entertainment
      Callable 12/01/13 @ 102 (F)
           4.500%, 12/01/16                            2,000              2,004
                                                                   ------------

Total Tax Exempt Corporate Bond
   (Cost $2,000) ($ Thousands)                                            2,004
                                                                   ------------

--------------------------------------------------------------------------------
                                                                          Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------

CASH EQUIVALENT -- 0.0%
   SEI Tax Exempt Trust, Institutional
      Tax Free Fund, Cl A, 3.29%+                     33,434       $         33
                                                                   ------------

Total Cash Equivalent
   (Cost $33) ($ Thousands)                                                  33
                                                                   ------------

Total Investments -- 98.9%
   (Cost $190,445) ($ Thousands)                                        193,960
                                                                   ------------

OTHER ASSETS AND LIABILITIES -- 1.1%
Payable for Fund Shares Redeemed                                           (471)
Investment Advisory Fees Payable                                            (54)
Income Distributions Payable                                                (40)
Administration Fees Payable                                                 (36)
Trustees' Fees Payable                                                       (2)
Other Assets and Liabilities, Net                                         2,745
                                                                   ------------
Total Other Assets and Liabilities                                        2,142
                                                                   ------------
Net Assets -- 100.0%                                               $    196,102
                                                                   ============

NET ASSETS:
Paid-In-Capital (unlimited authorization -- no par value)          $    192,381
Undistributed net investment income                                         117
Accumulated net realized gain on investments                                 89
Net unrealized appreciation on investments                                3,515
                                                                   ------------
Net Assets                                                         $    196,102
                                                                   ============

Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($196,101,656 / 19,268,220 shares)                                  $  10.18
                                                                   ============

+ Affiliated Security -- See Note 3 in the Notes to Financial Statements. Rate shown is the 7-day effective yield as of August 31, 2006.

(A) Floating Rate Security -- the rate reflected on the Statement of Net Assets is the rate in effect on August 31, 2006. The demand and interest rate reset features give this security a shorter effective maturity date.

(B) Securities are held in conjunction with a letter of credit from a major bank or financial institution.

(C) Pre-Refunded Security -- the maturity date shown is the pre-refunded date.

(D)   Security is escrowed to maturity.

(E) Zero coupon bond. The rate shown is the effective yield at the time of purchase.

(F) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On August 31, 2006, the value of these securities amounted to $2,004 ($ Thousands), representing 1.0% of the net assets of the Fund.
ABAG -- Association of Bay Area Governments
ACA -- American Capital Access
AMBAC -- American Municipal Bond Assurance Company
Cl -- Class
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FSA -- Financial Security Assistance
GO -- General Obligation
MBIA -- Municipal Bond Insurance Association
RB -- Revenue Bond
Ser -- Series
TA -- Tax Allocation
XLCA -- XL Capital Assurance

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
80                        SEI Tax Exempt Trust / Annual Report / August 31, 2006

                       This page intentionally left blank.

Statements of Operations ($ Thousands)

For the year ended August 31, 2006

-----------------------------------------------------------------------------------------------------------------------------------
                                                                               INSTITUTIONAL       MASSACHUSETTS     INTERMEDIATE-
                                                                    TAX FREE        TAX FREE      TAX FREE MONEY    TERM MUNICIPAL
                                                                        FUND            FUND         MARKET FUND              FUND
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Interest Income                                                $   21,733      $   37,049          $    2,448        $   40,887
   Dividends from Affiliated Registered Investment Companies*             --              --                  --                 2
-----------------------------------------------------------------------------------------------------------------------------------
   Total Investment Income                                            21,733          37,049               2,448            40,889
-----------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
   Administration Fees                                                 2,467           4,192                 179             2,403
   Shareholder Servicing Fees - Class A                                1,713           2,132                  --             2,504
   Shareholder Servicing Fees - Class B(1)                                --             860                 234                --
   Shareholder Servicing Fees - Class C(1)                                --             126                  --                --
   Investment Advisory Fees                                              259             440                  29             3,305
   Trustees' Fees                                                         33              54                   4                34
   Printing Fees                                                          74             134                  10                71
   Professional Fees                                                      58             110                   9                69
   Registration Fees                                                      36              66                   6                38
   Custodian/Wire Agent Fees                                              15              39                   3                45
   Pricing Fees                                                           13              19                   1                97
   Insurance Fees                                                         11              17                   1                14
   Other Expenses                                                         30              49                   4                36
-----------------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                                      4,709           8,238                 480             8,616
-----------------------------------------------------------------------------------------------------------------------------------
   Less, Waiver of:
      Administration Fees                                                 --          (1,281)                (51)             (107)
      Shareholder Servicing Fees - Class A                            (1,622)         (2,132)                 --            (2,057)
      Shareholder Servicing Fees - Class B                                --              --                  --                --
      Investment Advisory Fees                                            --              --                  --              (447)
      Fees Paid Indirectly**                                              (3)             --                  (3)               --
-----------------------------------------------------------------------------------------------------------------------------------
   Net Expenses                                                        3,084           4,825                 426             6,005
-----------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                 18,649          32,224               2,022            34,884
-----------------------------------------------------------------------------------------------------------------------------------
   NET REALIZED AND UNREALIZED GAIN (LOSS)
      ON INVESTMENTS:
   Net Realized Gain (Loss) on Investments                                11              49                   3            (3,305)
   Net Change in Unrealized Depreciation
      on Investments                                                      --              --                  --            (8,684)
-----------------------------------------------------------------------------------------------------------------------------------
   NET INCREASE IN NET ASSETS RESULTING
      FROM OPERATIONS                                             $   18,660      $   32,273          $    2,025        $   22,895
-----------------------------------------------------------------------------------------------------------------------------------

Amounts designated as "--" are $0 or have been rounded to $0.
 *  See Note 3 in the notes to financial statements.
**  See Note 2 in the notes to financial statements.
(1) Includes class specific Administrative and Shareholder Service Fees.


The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
82                        SEI Tax Exempt Trust / Annual Report / August 31, 2006

----------------------------------------------------------------------------------------------------------------
                                                                  SHORT DURATION   PENNSYLVANIA   MASSACHUSETTS
                                                                       MUNICIPAL      MUNICIPAL       MUNICIPAL
                                                                            FUND      BOND FUND       BOND FUND
----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Interest Income                                                    $    5,377     $    4,708      $    1,554
   Dividends from Affiliated Registered Investment Companies*                  1              2               1
----------------------------------------------------------------------------------------------------------------
   Total Investment Income                                                 5,378          4,710           1,555
----------------------------------------------------------------------------------------------------------------
EXPENSES:
   Administration Fees                                                       417            205              90
   Shareholder Servicing Fees - Class A                                      434            150              94
   Shareholder Servicing Fees - Class B(1)                                    --            128              --
   Shareholder Servicing Fees - Class C(1)                                    --             --              --
   Investment Advisory Fees                                                  573            359             124
   Trustees' Fees                                                              5              3               1
   Printing Fees                                                              17              6               3
   Professional Fees                                                          16              6               2
   Registration Fees                                                           4              5               1
   Custodian/Wire Agent Fees                                                   7              4               2
   Pricing Fees                                                               16             10               4
   Insurance Fees                                                              2              1               1
   Other Expenses                                                              6              3               1
----------------------------------------------------------------------------------------------------------------
   Total Expenses                                                          1,497            880             323
----------------------------------------------------------------------------------------------------------------
   Less, Waiver of:
      Administration Fees                                                    (21)          (110)             (4)
      Shareholder Servicing Fees - Class A                                  (330)           (30)            (71)
      Shareholder Servicing Fees - Class B                                    --            (94)             --
      Investment Advisory Fees                                              (104)           (82)            (23)
      Fees Paid Indirectly**                                                  --             --              --
----------------------------------------------------------------------------------------------------------------
   Net Expenses                                                            1,042            564             225
----------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                      4,336          4,146           1,330
----------------------------------------------------------------------------------------------------------------
   NET REALIZED AND UNREALIZED GAIN (LOSS)
      ON INVESTMENTS:
   Net Realized Gain (Loss) on Investments                                  (113)           (93)             41
   Net Change in Unrealized Depreciation
      on Investments                                                          (9)        (1,550)           (671)
----------------------------------------------------------------------------------------------------------------
   NET INCREASE IN NET ASSETS RESULTING
      FROM OPERATIONS                                                 $    4,214     $    2,503      $      700
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
                                                                      NEW JERSEY       NEW YORK      CALIFORNIA
                                                                       MUNICIPAL      MUNICIPAL       MUNICIPAL
                                                                       BOND FUND      BOND FUND       BOND FUND
----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Interest Income                                                    $    3,301     $    4,711      $    7,791
   Dividends from Affiliated Registered Investment Companies*                  1              2               1
----------------------------------------------------------------------------------------------------------------
   Total Investment Income                                                 3,302          4,713           7,792
----------------------------------------------------------------------------------------------------------------
EXPENSES:
   Administration Fees                                                       198            284             456
   Shareholder Servicing Fees - Class A                                      207            296             475
   Shareholder Servicing Fees - Class B(1)                                    --             --              --
   Shareholder Servicing Fees - Class C(1)                                    --             --              --
   Investment Advisory Fees                                                  273            390             628
   Trustees' Fees                                                              3              4               9
   Printing Fees                                                               9             11              19
   Professional Fees                                                           5             10              11
   Registration Fees                                                           3              4               7
   Custodian/Wire Agent Fees                                                   4              5              10
   Pricing Fees                                                               10             11              25
   Insurance Fees                                                              1              1               3
   Other Expenses                                                              3              4               7
----------------------------------------------------------------------------------------------------------------
   Total Expenses                                                            716          1,020           1,650
----------------------------------------------------------------------------------------------------------------
   Less, Waiver of:
      Administration Fees                                                    (14)           (14)            (33)
      Shareholder Servicing Fees - Class A                                  (205)          (225)           (310)
      Shareholder Servicing Fees - Class B                                    --             --              --
      Investment Advisory Fees                                                (1)           (71)           (166)
      Fees Paid Indirectly**                                                  --             --              --
----------------------------------------------------------------------------------------------------------------
   Net Expenses                                                              496            710           1,141
----------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                      2,806          4,003           6,651
----------------------------------------------------------------------------------------------------------------
   NET REALIZED AND UNREALIZED GAIN (LOSS)
      ON INVESTMENTS:
   Net Realized Gain (Loss) on Investments                                   (24)            43             450
   Net Change in Unrealized Depreciation
      on Investments                                                      (1,123)        (1,347)         (3,333)
----------------------------------------------------------------------------------------------------------------
   NET INCREASE IN NET ASSETS RESULTING
      FROM OPERATIONS                                                 $    1,659     $    2,699      $    3,768
----------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2006                        83

Statements of Changes in Net Assets ($ Thousands)

For the years ended August 31,

---------------------------------------------------------------------------------------------------------------------------------
                                                                                                               INSTITUTIONAL
                                                                               TAX FREE FUND                   TAX FREE FUND
---------------------------------------------------------------------------------------------------------------------------------
                                                                               2006           2005           2006           2005
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                                $    18,649    $    12,479    $    32,224    $    18,315
   Net Realized Gain (Loss) on Investments                                       11             20             49              2
   Net Change in Unrealzed Appreciation (Depreciation) on Investments            --             --             --             --
---------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations                      18,660         12,499         32,273         18,317
---------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
   NET INVESTMENT INCOME
   Class A                                                                  (18,649)       (12,473)       (24,322)       (14,314)
   Class B                                                                       --             --         (7,300)        (3,738)
   Class C                                                                       --             --           (596)          (272)

   NET REALIZED GAINS
   Class A                                                                       --             --             --             --
---------------------------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                                        (18,649)       (12,473)       (32,218)       (18,324)
---------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS(1):
   CLASS A:
   Proceeds from Shares Issued                                            4,657,863      4,871,577      4,872,557      4,964,136
   Reinvestment of Dividends & Distributions                                 12,023          6,208          8,088          4,890
   Cost of Shares Redeemed                                               (4,735,070)    (4,927,365)    (4,907,381)    (5,018,093)
---------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class A Transactions              (65,184)       (49,580)       (26,736)       (49,067)
---------------------------------------------------------------------------------------------------------------------------------
   CLASS B:
   Proceeds from Shares Issued                                                   --             --      1,146,940        868,374
   Reinvestment of Dividends & Distributions                                     --             --          4,289          2,485
   Cost of Shares Redeemed                                                       --             --     (1,127,124)      (836,975)
---------------------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets from Class B Transactions                              --             --         24,105         33,884
---------------------------------------------------------------------------------------------------------------------------------
   CLASS C:
   Proceeds from Shares Issued                                                   --             --        278,438        270,416
   Reinvestment of Dividends & Distributions                                     --             --             --             --
   Cost of Shares Redeemed                                                       --             --       (286,791)      (269,680)
---------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class C Transactions                   --             --         (8,353)           736
---------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets from Capital
      Shares Transactions                                                   (65,184)       (49,580)       (10,984)       (14,447)
---------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets                                    (65,173)       (49,554)       (10,929)       (14,454)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF YEAR                                                        732,760        782,314      1,116,649      1,131,103
---------------------------------------------------------------------------------------------------------------------------------
   END OF YEAR                                                          $   667,587    $   732,760    $ 1,105,720    $ 1,116,649
---------------------------------------------------------------------------------------------------------------------------------
   Undistributed Net Investment Income/
       (Distributions in Excess of Net Investment Income)               $        --    $        --    $        (3)   $        (9)
---------------------------------------------------------------------------------------------------------------------------------

(1) For Capital Share Transactions, see Note 9 in the notes to the financial statements.
Amounts designated as "--" are $0 or have been rounded to $0.


The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
84                        SEI Tax Exempt Trust / Annual Report / August 31, 2006

---------------------------------------------------------------------------------------------------------------------------------
                                                                          MASSACHUSETTS TAX FREE          INTERMEDIATE-TERM
                                                                            MONEY MARKET FUND               MUNICIPAL FUND
---------------------------------------------------------------------------------------------------------------------------------
                                                                               2006           2005           2006           2005
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                                $     2,022    $     1,030    $    34,884    $    31,499
   Net Realized Gain (Loss) on Investments                                        3             --         (3,305)         4,080
   Net Change in Unrealzed Appreciation (Depreciation) on Investments            --             --         (8,684)       (13,500)
---------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations                       2,025          1,030         22,895         22,079
---------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
   NET INVESTMENT INCOME
   Class A                                                                       --             --        (34,769)       (31,403)
   Class B                                                                   (2,026)        (1,026)            --             --
   Class C                                                                       --             --             --             --
   NET REALIZED GAINS
   Class A                                                                       --             --         (2,459)        (2,848)
---------------------------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                                         (2,026)        (1,026)       (37,228)       (34,251)
---------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS(1):
   CLASS A:
   Proceeds from Shares Issued                                                   --             --        340,294        278,325
   Reinvestment of Dividends & Distributions                                     --             --         34,035         31,034
   Cost of Shares Redeemed                                                       --             --       (287,230)      (243,865)
---------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class A Transactions                   --             --         87,099         65,494
---------------------------------------------------------------------------------------------------------------------------------
   CLASS B:
   Proceeds from Shares Issued                                              540,401        586,796             --             --
   Reinvestment of Dividends & Distributions                                    108             77             --             --
   Cost of Shares Redeemed                                                 (523,829)      (555,999)            --             --
---------------------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets from Class B Transactions                          16,680         30,874             --             --
---------------------------------------------------------------------------------------------------------------------------------
   CLASS C:
   Proceeds from Shares Issued                                                   --             --             --             --
   Reinvestment of Dividends & Distributions                                     --             --             --             --
   Cost of Shares Redeemed                                                       --             --             --             --
---------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class C Transactions                   --             --             --             --
---------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets from Capital
      Shares Transactions                                                    16,680         30,874         87,099         65,494
---------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets                                     16,679         30,878         72,766         53,322
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF YEAR                                                         87,526         56,648        973,512        920,190
---------------------------------------------------------------------------------------------------------------------------------
   END OF YEAR                                                          $   104,205    $    87,526    $ 1,046,278    $   973,512
---------------------------------------------------------------------------------------------------------------------------------
   Undistributed Net Investment Income/
       (Distributions in Excess of Net Investment Income)               $        (1)   $         3    $       276    $       169
---------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
                                                                               SHORT DURATION
                                                                               MUNICIPAL FUND
----------------------------------------------------------------------------------------------------
                                                                               2006            2005
----------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                                $     4,336     $     1,541
   Net Realized Gain (Loss) on Investments                                     (113)            (77)
   Net Change in Unrealzed Appreciation (Depreciation) on Investments            (9)           (547)
----------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations                       4,214             917
----------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
   NET INVESTMENT INCOME
   Class A                                                                   (4,408)         (1,510)
   Class B                                                                       --              --
   Class C                                                                       --              --
   NET REALIZED GAINS
   Class A                                                                       --              --
----------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                                         (4,408)         (1,510)
----------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS(1):
   CLASS A:
   Proceeds from Shares Issued                                              156,753         118,733
   Reinvestment of Dividends & Distributions                                  4,185           1,411
   Cost of Shares Redeemed                                                  (77,082)        (61,603)
----------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class A Transactions               83,856          58,541
----------------------------------------------------------------------------------------------------
   CLASS B:
   Proceeds from Shares Issued                                                   --              --
   Reinvestment of Dividends & Distributions                                     --              --
   Cost of Shares Redeemed                                                       --              --
----------------------------------------------------------------------------------------------------
   Increase in Net Assets from Class B Transactions                              --              --
----------------------------------------------------------------------------------------------------
   CLASS C:
   Proceeds from Shares Issued                                                   --              --
   Reinvestment of Dividends & Distributions                                     --              --
   Cost of Shares Redeemed                                                       --              --
----------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class C Transactions                   --              --
----------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets from Capital
      Shares Transactions                                                    83,856          58,541
----------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets                                     83,662          57,948
----------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF YEAR                                                        125,927          67,979
----------------------------------------------------------------------------------------------------
   END OF YEAR                                                          $   209,589     $   125,927
----------------------------------------------------------------------------------------------------
   Undistributed Net Investment Income/
       (Distributions in Excess of Net Investment Income)               $         1     $        73
----------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2006                        85

Statements of Changes in Net Assets ($ Thousands)

For the years ended August 31,

---------------------------------------------------------------------------------------------------------------------------------
                                                                               PENNSYLVANIA                 MASSACHUSETTS
                                                                           MUNICIPAL BOND FUND           MUNICIPAL BOND FUND
---------------------------------------------------------------------------------------------------------------------------------
                                                                               2006           2005           2006           2005
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                                $     4,146    $     4,089    $     1,330    $     1,351
   Net Realized Gain (Loss) on Investments                                      (93)           562             41            329
   Net Change in Unrealzed Appreciation (Depreciation) on Investments        (1,550)        (1,696)          (671)          (595)
---------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations                       2,503          2,955            700          1,085
---------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
   NET INVESTMENT INCOME
   Class A                                                                   (1,750)        (2,195)        (1,330)        (1,351)
   Class B                                                                   (2,384)        (1,889)            --             --
   NET REALIZED GAINS
   Class A                                                                      (86)          (546)          (291)          (235)
   Class B                                                                     (116)          (471)            --             --
---------------------------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                                         (4,336)        (5,101)        (1,621)        (1,586)
---------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS(1):
   CLASS A:
   Proceeds from Shares Issued                                               20,454         11,994          8,952          6,111
   Reinvestment of Dividends & Distributions                                  2,375          2,634          1,562          1,501
   Cost of Shares Redeemed                                                  (12,451)       (16,067)       (11,629)        (9,056)
---------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class A Transactions               10,378         (1,439)        (1,115)        (1,444)
---------------------------------------------------------------------------------------------------------------------------------
   CLASS B:
   Proceeds from Shares Issued                                                6,744          4,039             --             --
   Reinvestment of Dividends & Distributions                                    459            622             --             --
   Cost of Shares Redeemed                                                   (6,708)       (11,461)            --             --
---------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class B Transactions                  495         (6,800)            --             --
---------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets from Capital
      Shares Transactions                                                    10,873         (8,239)        (1,115)        (1,444)
---------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets                                      9,040        (10,385)        (2,036)        (1,945)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF YEAR                                                         98,312        108,697         39,304         41,249
---------------------------------------------------------------------------------------------------------------------------------
   END OF YEAR                                                          $   107,352    $    98,312    $    37,268    $    39,304
---------------------------------------------------------------------------------------------------------------------------------
   Undistributed Net Investment Income                                  $        58    $        47    $         1    $         1
---------------------------------------------------------------------------------------------------------------------------------

(1) For Capital Share Transactions, see Note 9 in the notes to the financial statements.
Amounts designated as "--" are $0 or have been rounded to $0.


The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
86                        SEI Tax Exempt Trust / Annual Report / August 31, 2006

---------------------------------------------------------------------------------------------------------------------------------
                                                                                NEW JERSEY                     NEW YORK
                                                                           MUNICIPAL BOND FUND           MUNICIPAL BOND FUND
---------------------------------------------------------------------------------------------------------------------------------
                                                                               2006           2005           2006           2005
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                                $     2,806    $     2,391    $     4,003    $     3,272
   Net Realized Gain (Loss) on Investments                                      (24)           (47)            43            641
   Net Change in Unrealzed Appreciation (Depreciation) on Investments        (1,123)          (796)        (1,347)        (1,869)
---------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations                       1,659          1,548          2,699          2,044
---------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
   NET INVESTMENT INCOME
   Class A                                                                   (2,809)        (2,390)        (4,003)        (3,272)
   Class B                                                                       --             --             --             --
   NET REALIZED GAINS
   Class A                                                                       --            (27)          (391)          (550)
   Class B                                                                       --             --             --             --
---------------------------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                                         (2,809)        (2,417)        (4,394)        (3,822)
---------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS(1):
   CLASS A:
   Proceeds from Shares Issued                                               31,472         22,115         48,086         26,985
   Reinvestment of Dividends & Distributions                                  2,690          2,313          4,185          3,613
   Cost of Shares Redeemed                                                  (18,269)       (20,934)       (20,332)       (23,545)
---------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class A Transactions               15,893          3,494         31,939          7,053
---------------------------------------------------------------------------------------------------------------------------------
   CLASS B:
   Proceeds from Shares Issued                                                   --             --             --             --
   Reinvestment of Dividends & Distributions                                     --             --             --             --
   Cost of Shares Redeemed                                                       --             --             --             --
---------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class B Transactions                   --             --             --             --
---------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets from
      Capital Shares Transactions                                            15,893          3,494         31,939          7,053
---------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets                                     14,743          2,625         30,244          5,275
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF YEAR                                                         75,784         73,159        102,845         97,570
---------------------------------------------------------------------------------------------------------------------------------
   END OF YEAR                                                          $    90,527    $    75,784    $   133,089    $   102,845
---------------------------------------------------------------------------------------------------------------------------------
   Undistributed Net Investment Income                                  $         3    $         6    $         5    $         5
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
                                                                                CALIFORNIA
                                                                           MUNICIPAL BOND FUND
---------------------------------------------------------------------------------------------------
                                                                               2006           2005
---------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                                $     6,651    $     6,237
   Net Realized Gain (Loss) on Investments                                      450            251
   Net Change in Unrealzed Appreciation (Depreciation) on Investments        (3,333)        (1,541)
---------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations                       3,768          4,947
---------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
   NET INVESTMENT INCOME
   Class A                                                                   (6,612)        (6,261)
   Class B                                                                       --             --
   NET REALIZED GAINS
   Class A                                                                     (531)          (272)
   Class B                                                                       --             --
---------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                                         (7,143)        (6,533)
---------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS(1):
   CLASS A:
   Proceeds from Shares Issued                                               68,819         42,125
   Reinvestment of Dividends & Distributions                                  6,606          6,101
   Cost of Shares Redeemed                                                  (62,489)       (43,832)
---------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class A Transactions               12,936          4,394
---------------------------------------------------------------------------------------------------
   CLASS B:
   Proceeds from Shares Issued                                                   --             --
   Reinvestment of Dividends & Distributions                                     --             --
   Cost of Shares Redeemed                                                       --             --
---------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class B Transactions                   --             --
---------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets from
      Capital Shares Transactions                                            12,936          4,394
---------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets                                      9,561          2,808
---------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF YEAR                                                        186,541        183,733
---------------------------------------------------------------------------------------------------
   END OF YEAR                                                          $   196,102    $   186,541
---------------------------------------------------------------------------------------------------
   Undistributed Net Investment Income                                  $       117    $        78
---------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2006                        87

Financial Highlights


For the periods ended August 31,
For a Share Outstanding Throughout the Periods

----------------------------------------------------------------------------------------------------------------------------------
                                        Net Realized
                                                 and
               Net Asset                  Unrealized               Dividends   Distributions          Total
                  Value,          Net          Gains       Total    from Net        from Net      Dividends   Net Asset
               Beginning   Investment    (Losses) on        from  Investment        Realized            and  Value, End     Total
               of Period       Income    Investments  Operations      Income           Gains  Distributions   of Period   Return+
----------------------------------------------------------------------------------------------------------------------------------
TAX FREE FUND
   CLASS A
   2006            $1.00       $0.027*           $--*     $0.027     $(0.027)            $--        $(0.027)      $1.00      2.76%
   2005             1.00        0.016*            --*      0.016      (0.016)             --         (0.016)       1.00      1.58
   2004             1.00        0.007*            --*      0.007      (0.007)             --         (0.007)       1.00      0.65
   2003             1.00        0.009             --       0.009      (0.009)             --         (0.009)       1.00      0.86
   2002             1.00        0.013             --       0.013      (0.013)             --         (0.013)       1.00      1.35

INSTITUTIONAL TAX FREE FUND
   CLASS A
   2006            $1.00       $0.029*           $--*     $0.029     $(0.029)            $--        $(0.029)      $1.00      2.90%
   2005             1.00        0.017*            --*      0.017      (0.017)             --         (0.017)       1.00      1.72
   2004             1.00        0.008*            --*      0.008      (0.008)             --         (0.008)       1.00      0.79
   2003             1.00        0.010             --       0.010      (0.010)             --         (0.010)       1.00      1.01
   2002             1.00        0.015             --       0.015      (0.015)             --         (0.015)       1.00      1.51
   CLASS B
   2006            $1.00       $0.026*           $--*     $0.026     $(0.026)            $--        $(0.026)      $1.00      2.59%
   2005             1.00        0.014*            --*      0.014      (0.014)             --         (0.014)       1.00      1.41
   2004             1.00        0.005*            --*      0.005      (0.005)             --         (0.005)       1.00      0.49
   2003             1.00        0.007             --       0.007      (0.007)             --         (0.007)       1.00      0.70
   2002             1.00        0.012             --       0.012      (0.012)             --         (0.012)       1.00      1.21
   CLASS C
   2006            $1.00       $0.024*           $--*     $0.024     $(0.024)            $--        $(0.024)      $1.00      2.38%
   2005             1.00        0.012*            --*      0.012      (0.012)             --         (0.012)       1.00      1.21
   2004             1.00        0.003*            --*      0.003      (0.003)             --         (0.003)       1.00      0.29
   2003             1.00        0.005             --       0.005      (0.005)             --         (0.005)       1.00      0.50
   2002             1.00        0.010             --       0.010      (0.010)             --         (0.010)       1.00      1.00

MASSACHUSETTS TAX FREE MONEY MARKET FUND
   CLASS B
   2006            $1.00       $0.026*           $--*     $0.026     $(0.026)            $--        $(0.026)      $1.00      2.65%
   2005             1.00        0.014*            --*      0.014      (0.014)             --         (0.014)       1.00      1.45
   2004             1.00        0.005*            --*      0.005      (0.005)             --         (0.005)       1.00      0.51
   2003             1.00        0.007             --       0.007      (0.007)             --         (0.007)       1.00      0.69
   2002             1.00        0.011             --       0.011      (0.011)             --         (0.011)       1.00      1.06

--------------------------------------------------------------------------------
                                                         Ratio of
                                                         Expenses
                                                       to Average
                                                       Net Assets  Ratio of Net
                                         Ratio of      (Excluding    Investment
                         Net Assets      Expenses       Fees Paid        Income
                      End of Period    to Average  Indirectly and    to Average
                      ($ Thousands)    Net Assets        Waivers)    Net Assets
--------------------------------------------------------------------------------
TAX FREE FUND
   CLASS A
   2006                  $  667,587          0.45%           0.69%         2.72%
   2005                     732,760          0.45            0.68          1.58
   2004                     782,314          0.45            0.68          0.66
   2003                     884,503          0.45            0.68          0.84
   2002                     851,683          0.45            0.69          1.33

INSTITUTIONAL TAX FREE FUND
   CLASS A
   2006                  $  786,745          0.33%           0.69%         2.85%
   2005                     813,440          0.33            0.68          1.70
   2004                     862,511          0.33            0.68          0.78
   2003                   1,112,175          0.33            0.67          1.00
   2002                   1,074,583          0.33            0.69          1.49
   CLASS B
   2006                  $  297,434          0.63%           0.74%         2.55%
   2005                     273,316          0.63            0.73          1.41
   2004                     239,435          0.63            0.73          0.49
   2003                     251,836          0.63            0.72          0.71
   2002                     272,222          0.63            0.74          1.17
   CLASS C
   2006                  $   21,541          0.83%           0.94%         2.37%
   2005                      29,893          0.83            0.93          1.22
   2004                      29,157          0.83            0.93          0.29
   2003                      37,052          0.83            0.92          0.52
   2002                      47,939          0.83            0.94          0.98

MASSACHUSETTS TAX FREE MONEY MARKET FUND
   CLASS B
   2006                  $  104,205          0.55%           0.62%         2.59%
   2005                      87,526          0.55            0.60          1.47
   2004                      56,648          0.55            0.59          0.51
   2003                      65,815          0.55            0.60          0.69
   2002                      79,618          0.55            0.61          1.05




--------------------------------------------------------------------------------
88                        SEI Tax Exempt Trust / Annual Report / August 31, 2006

------------------------------------------------------------------------------------------------------------------------------------
                                         Net Realized
                                                  and
                 Net Asset                 Unrealized               Dividends   Distributions           Total
                    Value,         Net          Gains       Total    from Net        from Net       Dividends   Net Asset
                 Beginning  Investment    (Losses) on        from  Investment        Realized             and  Value, End     Total
                 of Period      Income    Investments  Operations      Income           Gains   Distributions   of Period   Return+
------------------------------------------------------------------------------------------------------------------------------------
INTERMEDIATE-TERM MUNICIPAL FUND
   CLASS A
   2006             $10.98       $0.37*       $ (0.14)*     $0.23      $(0.37)         $(0.03)         $(0.40)     $10.81      2.18%
   2005              11.12        0.37*         (0.11)*      0.26       (0.37)          (0.03)          (0.40)      10.98      2.39
   2004              11.10        0.37*          0.21*       0.58       (0.37)          (0.19)          (0.56)      11.12      5.33
   2003              11.46        0.40          (0.14)       0.26       (0.40)          (0.22)          (0.62)      11.10      2.31
   2002              11.29        0.44           0.23        0.67       (0.44)          (0.06)          (0.50)      11.46      6.10

SHORT DURATION MUNICIPAL FUND
   CLASS A
   2006             $ 9.94       $0.25*       $ (0.02)*     $0.23      $(0.25)         $   --          $(0.25)     $ 9.92      2.33%
   2005              10.02        0.16*         (0.08)*      0.08       (0.16)             --           (0.16)       9.94      0.83
   2004(1)           10.00        0.10*            --*       0.10       (0.08)             --           (0.08)      10.02      0.96

PENNSYLVANIA MUNICIPAL BOND FUND
   CLASS A
   2006             $10.63       $0.42*       $ (0.18)*     $0.24      $(0.42)         $(0.02)         $(0.44)     $10.43      2.31%
   2005              10.85        0.42*         (0.12)*      0.30       (0.42)          (0.10)          (0.52)      10.63      2.88
   2004              10.84        0.44*          0.11*       0.55       (0.44)          (0.10)          (0.54)      10.85      5.12
   2003              10.95        0.48          (0.10)       0.38       (0.48)          (0.01)          (0.49)      10.84      3.48
   2002              10.73        0.47           0.22        0.69       (0.47)             --           (0.47)      10.95      6.62
   CLASS B
   2006             $10.63       $0.43*        $(0.18)*     $0.25      $(0.43)         $(0.02)         $(0.45)     $10.43      2.43%
   2005              10.85        0.43*         (0.12)*      0.31       (0.43)          (0.10)          (0.53)      10.63      3.00
   2004              10.84        0.45*          0.11*       0.56       (0.45)          (0.10)          (0.55)      10.85      5.25
   2003              10.95        0.49          (0.10)       0.39       (0.49)          (0.01)          (0.50)      10.84      3.60
   2002              10.73        0.48           0.22        0.70       (0.48)             --           (0.48)      10.95      6.75

MASSACHUSETTS MUNICIPAL BOND FUND
   CLASS A
   2006             $10.18       $0.35*       $ (0.16)*     $0.19      $(0.35)         $(0.08)         $(0.43)     $ 9.94      1.96%
   2005              10.32        0.35*         (0.08)*      0.27       (0.35)          (0.06)          (0.41)      10.18      2.69
   2004              10.24        0.34*          0.25*       0.59       (0.34)          (0.17)          (0.51)      10.32      5.91
   2003              10.56        0.36          (0.11)       0.25       (0.36)          (0.21)          (0.57)      10.24      2.44
   2002              10.34        0.40           0.23        0.63       (0.40)          (0.01)          (0.41)      10.56      6.25

--------------------------------------------------------------------------------------------
                                                         Ratio of
                                                         Expenses  Ratio of Net
                                         Ratio of      to Average    Investment
                         Net Assets      Expenses      Net Assets        Income   Portfolio
                      End of Period    to Average      (Excluding    to Average    Turnover
                      ($ Thousands)    Net Assets        Waivers)    Net Assets       Rate+
--------------------------------------------------------------------------------------------
INTERMEDIATE-TERM MUNICIPAL FUND
   CLASS A
   2006                  $1,046,278          0.60%           0.86%         3.48%      33.80%
   2005                     973,512          0.60            0.87          3.33       26.71
   2004                     920,190          0.60            0.86          3.31       34.62
   2003                     824,103          0.60            0.87          3.53       41.87
   2002                     947,495          0.60            0.87          3.88       27.15

SHORT DURATION MUNICIPAL FUND
   CLASS A
   2006                  $  209,589          0.60%           0.86%         2.50%      27.80%
   2005                     125,927          0.60            0.86          1.71       17.74
   2004(1)                   67,979          0.60            0.88          1.31        8.39

PENNSYLVANIA MUNICIPAL BOND FUND
   CLASS A
   2006                  $   64,573          0.60%           0.84%         4.00%       6.93%
   2005                      55,224          0.60            0.85          3.92       12.28
   2004                      57,809          0.60            0.84          4.00       12.00
   2003                      56,268          0.60            0.85          4.35       19.73
   2002                      65,380          0.60            0.85          4.39       29.86
   CLASS B
   2006                  $   42,779          0.48%           0.89%         4.12%       6.93%
   2005                      43,088          0.48            0.89          4.04       12.28
   2004                      50,888          0.48            0.89          4.12       12.00
   2003                      61,992          0.48            0.90          4.47       19.73
   2002                      68,630          0.48            0.90          4.51       29.86

MASSACHUSETTS MUNICIPAL BOND FUND
   CLASS A
   2006                  $   37,268          0.60%           0.86%         3.53%      13.50%
   2005                      39,304          0.60            0.86          3.44       23.03
   2004                      41,249          0.60            0.86          3.35       33.60
   2003                      39,899          0.60            0.87          3.48       41.20
   2002                      41,688          0.60            0.87          3.84       33.27

*   Per share calculations were performed using average shares.
+ Total return and portfolio turnover rate are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1) The Short Duration Municipal Fund commenced operations on November 13, 2003. All ratios for the period have been annualized.
Amounts designated as "--" are either $0 or have been rounded to $0.


The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2006                        89

Financial Highlights


For the years ended August 31,
For a Share Outstanding Throughout the Periods

-----------------------------------------------------------------------------------------------------------------------------
                                         Net Realized
                                                  and
                 Net Asset                 Unrealized               Dividends   Distributions             Total
                    Value,         Net          Gains       Total    from Net        from Net         Dividends    Net Asset
                 Beginning  Investment    (Losses) on        from  Investment        Realized               and   Value, End
                 of Period      Income    Investments  Operations      Income           Gains     Distributions    of Period
-----------------------------------------------------------------------------------------------------------------------------
NEW JERSEY MUNICIPAL BOND FUND
   CLASS A
   2006             $10.21       $0.34*        $(0.16)*     $0.18      $(0.34)        $    --            $(0.34)      $10.05
   2005              10.33        0.33*         (0.12)*      0.21       (0.33)          (0.00)(1)         (0.33)       10.21
   2004              10.32        0.32*          0.18*       0.50       (0.32)          (0.17)            (0.49)       10.33
   2003              10.60        0.35          (0.13)       0.22       (0.35)          (0.15)            (0.50)       10.32
   2002              10.40        0.38           0.22        0.60       (0.38)          (0.02)            (0.40)       10.60

NEW YORK MUNICIPAL BOND FUND
   CLASS A
   2006             $10.44       $0.35*        $(0.14)*     $0.21      $(0.35)        $ (0.04)           $(0.39)      $10.26
   2005              10.64        0.34*         (0.14)*      0.20       (0.34)          (0.06)            (0.40)       10.44
   2004              10.47        0.35*          0.25*       0.60       (0.35)          (0.08)            (0.43)       10.64
   2003              10.67        0.36          (0.07)       0.29       (0.36)          (0.13)            (0.49)       10.47
   2002              10.50        0.39           0.19        0.58       (0.39)          (0.02)            (0.41)       10.67

CALIFORNIA MUNICIPAL BOND FUND
   CLASS A
   2006             $10.36       $0.35*        $(0.15)*     $0.20      $(0.35)        $ (0.03)           $(0.38)      $10.18
   2005              10.45        0.35*         (0.07)*      0.28       (0.35)          (0.02)            (0.37)       10.36
   2004              10.34        0.34*          0.24*       0.58       (0.34)          (0.13)            (0.47)       10.45
   2003              10.72        0.36          (0.20)       0.16       (0.36)          (0.18)            (0.54)       10.34
   2002              10.67        0.41           0.16        0.57       (0.41)          (0.11)            (0.52)       10.72

---------------------------------------------------------------------------------------------------
                                                            Ratio of
                                                            Expenses  Ratio of Net
                                            Ratio of      to Average    Investment
                            Net Assets      Expenses      Net Assets        Income   Portfolio
                Total    End of Period    to Average      (Excluding    to Average    Turnover
              Return+    ($ Thousands)    Net Assets        Waivers)    Net Assets       Rate+
---------------------------------------------------------------------------------------------------
NEW JERSEY MUNICIPAL BOND FUND
   CLASS A
   2006          1.83%        $ 90,527          0.60%           0.87%         3.40%      16.55%
   2005          2.13           75,784          0.60            0.86          3.24       29.25
   2004          4.96           73,159          0.60            0.86          3.09       47.75
   2003          2.06           62,708          0.60            0.87          3.31       35.06
   2002          5.91           83,748          0.60            0.87          3.63       39.88

NEW YORK MUNICIPAL BOND FUND
   CLASS A
   2006          2.03%        $133,089          0.60%           0.86%         3.38%      12.58%
   2005          1.95          102,845          0.60            0.86          3.27       21.55
   2004          5.82           97,570          0.60            0.86          3.27       17.22
   2003          2.78           88,866          0.60            0.87          3.40       22.74
   2002          5.70           86,313          0.60            0.87          3.73       17.57

CALIFORNIA MUNICIPAL BOND FUND
   CLASS A
   2006          2.03%        $196,102          0.60%           0.87%         3.50%      32.22%
   2005          2.70          186,541          0.60            0.86          3.37       11.79
   2004          5.78          183,733          0.60            0.86          3.30       29.46
   2003          1.48          179,552          0.60            0.86          3.40       60.61
   2002          5.55          211,342          0.60            0.87          3.93       38.98

*   Per share calculations were performed using average shares.
+ Total return and portfolio turnover rate are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1) Amount represents less than $0.01 per share.
Amounts designated as "--" are $0 or have been rounded to $0.


The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
90                        SEI Tax Exempt Trust / Annual Report / August 31, 2006

Notes to Financial Statements

August 31, 2006

1. ORGANIZATION

SEI Tax Exempt Trust (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated March 15, 1982.

The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment management company with ten operational funds ("Funds"): the Tax Free, Institutional Tax Free, and Massachusetts Tax Free Money Market, (each a "Fund," collectively "the Money Market Funds"), the Intermediate-Term Municipal, Short Duration Municipal, Pennsylvania Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, New York Municipal Bond, and California Municipal Bond (each a "Fund," collectively "the Fixed Income Funds"). The Funds are registered to offer up to three classes of shares: Class A, Class B and Class C. The Trust`s prospectuses provide a description of each Fund's investment objectives, policies and strategies. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds.

USE OF ESTIMATES -- The preparation of financial statements, in conformity with U.S. generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION -- Investment securities of the Money Market Funds are stated at amortized cost, which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

Investment securities of the Fixed Income Funds listed on a securities exchange, market or automated quotation system for which quotations are readily available are valued at the last quoted sale price on the primary exchange or market on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. If available, debt securities are priced based upon valuations provided by independent third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Funds' Board of Trustees. The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Funds' Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of August 31, 2006, there were no fair valued securities in the Funds.

CLASSES -- Class-specific expenses are borne by that class of shares. Income, expenses, and realized and unrealized gains/losses and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

EXPENSES -- Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative net assets.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are recorded on the trade date. Cost used in determining net realized capital gains and losses on the sale of securities is determined on the basis of specific identification. Dividend income and expense is recognized on the ex-dividend date, and interest income or expense is recognized using the accrual basis of accounting.

DISCOUNT AND PREMIUM AMORTIZATION -- All amortization is calculated using the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily and paid monthly. Any net realized capital gains on sales of securities after capital loss carryover are distributed at least annually by the Funds.

COMPENSATING BALANCES -- Funds with cash overdrafts in excess of $100,000 are required to leave 112% in compensating balances with U.S. Bank, NA (formerly "Wachovia Bank NA"), the custodian of the Trust, on the following day. Funds with positive cash balances in excess of $100,000 are allowed to overdraw 90% of the balance with U.S. Bank NA on the following day.


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2006                        91

FEES PAID INDIRECTLY -- The Money Market Funds have an arrangement with their custodian bank whereby the Funds receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. Conversely, the Funds are charged a fee by their custodian when negative cash balances are maintained. These credits and debits are included under custodian/wire agent fees on the statement of operations, with the corresponding expense offset shown as "fees paid indirectly," if any.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

ADMINISTRATION & TRANSFER AGENCY AGREEMENT -- SEI Investments Global Funds Services (the "Administrator"), formerly known as SEI Investments Fund Management, a wholly owned subsidiary of SEI Investments Company ("SEI"), provides administrative and transfer agent services to the Funds. For its services, the Administrator receives annual fees, based on the average daily net assets of the respective funds, as presented below:

        Tax Free Fund                                             .36%
        Institutional Tax Free Fund                               .36%
        Massachusetts Tax Free
          Money Market Fund                                       .23%
        Intermediate-Term Municipal Fund                          .24%
        Short Duration Municipal Fund                             .24%
        Pennsylvania Municipal Bond Fund                          .20%
        Massachusetts Municipal Bond Fund                         .24%
        New Jersey Municipal Bond Fund                            .24%
        New York Municipal Bond Fund                              .24%
        California Municipal Bond Fund                            .24%

However, the Administrator has voluntarily agreed to waive a portion or its entire fee, for various classes of shares in various funds, to limit total annual expenses to the following amounts (expressed as a percentage of the Funds' daily net assets). The Administrator has the right, at its sole discretion, to terminate these voluntary waivers at any time.

--------------------------------------------------------------------------------
                   Institutional    Massachusetts    Intermediate-        Short
            Tax              Tax         Tax Free             Term     Duration
Fund       Free             Free     Money Market        Municipal    Municipal
--------------------------------------------------------------------------------
Class A     .45%            .33%        .25%*                  60%          60%
Class B      --             .63%        .55%                   --           --
Class C      --             .83%        .75%*                  --           --
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
           Pennsylvania   Massachusetts   New Jersey     New York    California
              Municipal       Municipal    Municipal    Municipal     Municipal
Fund               Bond            Bond         Bond         Bond          Bond
--------------------------------------------------------------------------------
Class A             .60%           .60%         .60%         .60%          .60%
Class B              48%            --           --           --            --
--------------------------------------------------------------------------------

*Class not currently operational.

DISTRIBUTION AGREEMENT -- SEI Investments Distribution Co. (the "Distributor"), a wholly owned subsidiary of SEI and a registered broker-dealer, acts as the Distributor of the shares of the Trust under a Distribution Agreement. The Trust also has adopted plans under which firms (including the Distributor) that provide shareholder and administrative services may receive compensation thereof. Such plans provide fees payable to the Distributor equal to the following amounts, calculated as a percentage of the average daily net assets attributable to each particular class of each respective fund:

--------------------------------------------------------------------------------
                                          Shareholder           Administrative
                                            servicing                  service
Fund                                             fees                     fees
--------------------------------------------------------------------------------
Tax Free -- Class A                               .25%                      --
Institutional Tax Free
   Class A                                        .25%                      --
   Class B                                        .25%                     .05%
   Class C                                        .25%                     .25%
Massachusetts Tax Free
   Money Market
   Class A                                        .25%*                     --*
   Class B                                        .25%                     .05%
   Class C                                        .25%*                    .25%*
Intermediate-Term Municipal
   Class A                                        .25%                      --
Short Duration
   Municipal - Class A                            .25%                      --
Pennsylvania Municipal Bond
   Class A                                        .25%                      --
   Class B                                        .25%                     .05%
Massachusetts Municipal Bond
   Class A                                        .25%                      --
New Jersey Municipal Bond
   Class A                                        .25%                      --
New York Municipal Bond
   Class A                                        .25%                      --
California Municipal Bond
   Class A                                        .25%                      --

*Class not currently operational.

The Distributor has voluntarily waived all or a portion of the shareholder servicing fees for Class A of each Fund and Class B of Pennsylvania Municipal Bond Fund since inception of the plan. This waiver is voluntary and can be terminated at any time.

INVESTMENT IN AFFILIATED REGISTERED INVESTMENT COMPANY -- Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds may invest in the SEI money market funds, provided that investments in the SEI money market funds do not exceed 25% of the investing Fund's total assets. Income received from such investments is listed under dividends from affiliated investment companies in the Statements of Operations.

Certain Officers and Trustees of the Trust are also Officers and/or Trustees of the Administrator or SEI Investments Management Corporation ("SIMC") (the "Adviser"), a wholly owned subsidiary of SEI Investments. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim, and committee meetings. The Administrator or the Adviser pays compensation of Officers and affiliated Trustees.


--------------------------------------------------------------------------------
92                        SEI Tax Exempt Trust / Annual Report / August 31, 2006

4. INVESTMENT ADVISORY AGREEMENTS

SIMC acts as the Investment Adviser to the Fixed Income Funds. For its services, SIMC is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .35% for the Pennsylvania Municipal Bond Fund and .33% for the Intermediate-Term, Short Duration, Massachusetts, New Jersey, New York and California Municipal Bond Funds. The Adviser has agreed to voluntarily waive a portion of its fee to limit the Funds' total annual expenses. These waivers are voluntary and can be terminated at any time.

SIMC is also the Investment Adviser to the Money Market Funds. For its services, SIMC receives an annual fee equal to 0.05% for the first $500 million, 0.04% for the next $500 million, and 0.03% over $1 billion. The fee is calculated based on the combined assets of the Money Market Funds. The annual fee received by SIMC for these Money Market Funds is paid to the sub-advisors of these Funds in accordance with the sub-advisory agreements as described below. Accordingly, SIMC does not retain a fee for its services as Investment Adviser for these Funds.

Pursuant to the "manager of managers" structure, the Board of Trustees approved sub-advisory agreements for the Funds. Neuberger Berman Management Inc. ("NB") acts as the Sub-Adviser on behalf of the Money Market Funds and Short Duration Municipal Fund. Standish Mellon Asset Management ("SMAM") acts as Sub-Adviser for the Pennsylvania, New York and Massachusetts Municipal Bond Funds. SMAM and Delaware Investments ("DI") act as Sub-Advisers for the Intermediate-Term Municipal Fund. McDonnell Investment Management L.L.C. ("MIM") is the Sub-Adviser for the New Jersey and the California Municipal Bond Funds. Each Sub-Adviser is party to an investment sub-advisory agreement approved by the shareholders of each Fund with SIMC. SIMC is responsible for the supervision of, and payment of fees to NB, MIM, DI and SMAM in connection with their services to the Funds.

5. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than short-term investments, for the year ended August 31, 2006, were as follows:
--------------------------------------------------------------------------------
              Intermediate-Term   Short Duration    Pennsylvania   Massachusetts
                      Municipal        Municipal       Municipal       Municipal
                           Fund             Fund       Bond Fund       Bond Fund
                  ($ Thousands)    ($ Thousands)   ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
Purchases....    $      396,871   $      114,558   $      17,273   $       4,892
Sales........           318,642           33,829           6,775           6,256

--------------------------------------------------------------------------------
                     New Jersey         New York      California
                      Municipal        Municipal       Municipal
                      Bond Fund        Bond Fund       Bond Fund
                  ($ Thousands)    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
Purchases....    $       29,059   $       45,103   $      72,173
Sales........            13,229           14,079          60,211

6. CONCENTRATION OF CREDIT RISK

The Funds invest in debt instruments of municipal issuers. The issuers' abilities to meet their obligations may be affected by economic developments in a specific state or region.

The Trust invests in securities which include revenue bonds, tax exempt commercial paper, tax and revenue anticipation notes, and general obligation bonds.

Many municipalities insure their obligations with insurance underwritten by insurance companies, which undertake to pay a holder, when due, the interest and principal amount of an obligation if the issuer defaults on its obligation. Although bond insurance reduces the risk of loss due to default by an issuer, there is no assurance that the insurance company will meet its obligations. Also, some of the securities have credit enhancements, such as letters of credit or guarantees issued by third party domestic or foreign banks or other institutions, that reduce the credit risk of the securities.

7. INVESTMENT RISKS

In the normal course of business, the Funds enter into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

8. FEDERAL TAX INFORMATION

It is each Fund's intention to continue to qualify as a regulated investment company, under Sub-chapter M of the Internal Revenue Code, and to distribute all of its taxable income and net capital gains. Accordingly, no provision for Federal income taxes is required.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with Federal tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, the net investment income (loss) and net realized gain
(loss) on investment transactions for a reporting period may differ significantly from distributions during such periods. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences, primarily attributable




--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2006                        93
to reclassification of long term capital gain distributions have been reclassified to/from the following accounts as of August 31, 2006.
--------------------------------------------------------------------------------
                                  Undistributed                     Accumulated
                                 Net Investment                    Net Realized
                                         Income                            Gain
                                          (000)                           (000)
--------------------------------------------------------------------------------
Intermediate-Term
   Municipal Fund                         $ (8)                             $ 8
Pennsylvania Municipal
   Bond Fund                                (1)                               1

These reclassifications had no effect on net assets or net asset value per share.

8. FEDERAL TAX INFORMATION (CONTINUED)

The tax character of dividends and distributions paid during the last two fiscal years were as follows:

--------------------------------------------------------------------------------------------
                              Tax-Exempt                           Long-term
                                  Income   Ordinary Income      Capital Gain           Total
                           ($ Thousands)     ($ Thousands)     ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------------------
Tax Free Fund       2006        $ 18,649          $     --           $    --        $ 18,649
                    2005          12,473                --                --          12,473

Institutional Tax   2006          32,217                 1                --          32,218
   Free Fund        2005          18,324                --                --          18,324

Massachusetts
   Tax Free
   Money Market     2006           2,026                --                --           2,026
   Fund             2005           1,026                --                --           1,026

Intermediate-Term
   Municipal        2006          34,746                31             2,451          37,228
   Fund             2005          31,399                92             2,760          34,251

Short Duration
   Municipal
   Fund             2006           4,408                --                --           4,408
                    2005           1,510                --                --           1,510
Pennsylvania
   Municipal        2006           4,134                 1               201           4,336
   Bond Fund        2005           4,081                 3             1,017           5,101

Massachusetts
   Municipal        2006           1,330                --               291           1,621
   Bond Fund        2005           1,351                --               235           1,586

New Jersey
   Municipal        2006           2,809                --                --           2,809
   Bond Fund        2005           2,390                --                27           2,417

New York
   Municipal        2006           4,003                --               391           4,394
   Bond Fund        2005           3,272                --               550           3,822

California
   Municipal        2006           6,586                26               531           7,143
   Bond Fund        2005           6,257                 4               272           6,533




--------------------------------------------------------------------------------
94                        SEI Tax Exempt Trust / Annual Report / August 31, 2006

As of August 31, 2006, the components of Distributable Earnings/(Accumulated Losses) on a tax basis were as follows:

--------------------------------------------------------------------------------------------------
                                    Undistributed   Undistributed
                                       Tax-Exempt       Long-Term    Capital Loss    Post-October
                                           Income    Capital Gain   Carryforwards          Losses
                                    ($ Thousands)   ($ Thousands)   ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------------------------
Tax Free Fund                               $  --           $  --          $  (42)       $     --
Institutional Tax Free Fund                    --              --              (1)             --
Massachusetts Tax Free
   Money Market Fund                           --              --              --              --
Intermediate-Term Municipal Fund                5              --            (173)         (3,133)
Short Duration Municipal Fund                   1              --             (93)           (109)
Pennsylvania Municipal Bond Fund               --              --              (6)            (89)
Massachusetts Municipal Bond Fund               1              32              --              --
New Jersey Municipal Bond Fund                  2              --             (77)            (37)
New York Municipal Bond Fund                    2              32              --              --
California Municipal Bond Fund                  3              88              --              --

-----------------------------------------------------------------------------------
                                                                             Total
                                        Unrealized           Other       Earnings/
                                     Appreciation/       Temporary    (Accumulated
                                    (Depreciation)     Differences         Losses)
                                     ($ Thousands)   ($ Thousands)   ($ Thousands)
-----------------------------------------------------------------------------------
Tax Free Fund                             $     --           $  --         $   (42)
Institutional Tax Free Fund                     --              (2)             (3)
Massachusetts Tax Free
   Money Market Fund                            --              (2)             (2)
Intermediate-Term Municipal Fund            11,579              --           8,278
Short Duration Municipal Fund                 (500)             --            (701)
Pennsylvania Municipal Bond Fund             2,270              --           2,175
Massachusetts Municipal Bond Fund              463              --             496
New Jersey Municipal Bond Fund                 963              --             851
New York Municipal Bond Fund                 1,335              --           1,369
California Municipal Bond Fund               3,630              --           3,721

Post-October losses represent losses realized on investment transactions from November 1, 2005 through August 31, 2006, that, in accordance with Federal income tax regulations, the Funds elect to defer and treat as having arisen in the following fiscal year.

Each Fund's capital loss carryforwards will expire as follows:

------------------------------------------------------------------------------------------------------------------------------
                                      Expires         Expires         Expires         Expires         Expires         Expires
                                         2014            2013            2012            2011            2010            2009
                                ($ Thousands)   ($ Thousands)   ($ Thousands)   ($ Thousands)   ($ Thousands)   ($ Thousands)
------------------------------------------------------------------------------------------------------------------------------
Tax Free Fund                            $ --            $ 14            $ --            $ --             $ 1            $ 12
Institutional Tax Free Fund                --               1              --              --              --              --
Intermediate-Term
   Municipal Fund                         173              --              --              --              --              --
Short Duration Municipal Fund              70              23              --              --              --              --
Pennsylvania Municipal
   Bond Fund                                6              --              --              --              --              --
New Jersey Municipal
   Bond Fund                               77              --              --              --              --              --

------------------------------------------------------------------------------
                                                                Total Capital
                                                                         Loss
                                      Expires         Expires    Carryforward
                                         2008            2007         8/31/06
                                ($ Thousands)   ($ Thousands)   ($ Thousands)
------------------------------------------------------------------------------
Tax Free Fund                            $ 15            $ --            $ 42
Institutional Tax Free Fund                --              --               1
Intermediate-Term
   Municipal Fund                          --              --             173
Short Duration Municipal Fund              --              --              93
Pennsylvania Municipal
   Bond Fund                               --              --               6
New Jersey Municipal
   Bond Fund                               --              --              77

During the year ended August 31, 2006, the following funds utilized capital loss carryforwards to offset realized capital gains.
--------------------------------------------------------------------------------
                                                                         Amount
                                                                  ($ Thousands)
--------------------------------------------------------------------------------
Tax Free Fund                                                              $ 10
Institutional Tax Free Fund                                                  48
Massachusetts Tax Free Fund                                                   3

At August 31, 2006, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for securities held by the Fixed Income Funds is as follows:

----------------------------------------------------------------------------------------------------------
                                                       Aggregate Gross   Aggregate Gross   Net Unrealized
                                                            Unrealized        Unrealized    Appreciation/
                                    Federal Tax Cost      Appreciation      Depreciation   (Depreciation)
                                       ($ Thousands)     ($ Thousands)     ($ Thousands)    ($ Thousands)
----------------------------------------------------------------------------------------------------------
Intermediate-Term Municipal Fund         $ 1,022,236          $ 14,636          $ (3,057)        $ 11,579
Short Duration Municipal Fund                208,445               227              (727)            (500)
Pennsylvania Municipal Bond Fund             103,878             2,565              (295)           2,270
Massachusetts Municipal Bond Fund             36,420               630              (167)             463
New Jersey Municipal Bond Fund                88,280             1,207              (244)             963
New York Municipal Bond Fund                 130,490             1,707              (372)           1,335
California Municipal Bond Fund               190,330             3,862              (232)           3,630

At August 31, 2006, the Money Market Funds cost of securities for Federal income tax purposes approximates the cost located in the Statement of Net Assets.
--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2006                        95

NOTES TO FINANCIAL STATEMENTS (Concluded)




9. SHARE TRANSACTIONS (Thousands):

----------------------------------------------------------------------------------------------------------
                                                                 INSTITUTIONAL           MASSACHUSETTS
                                       TAX FREE                    TAX FREE             TAX FREE MONEY
                                         FUND                        FUND                 MARKET FUND
----------------------------------------------------------------------------------------------------------
                                      2006         2005           2006         2005       2006       2005
----------------------------------------------------------------------------------------------------------
Shares Issued and Redeemed:

   CLASS A:
   Shares Issued                 4,657,863    4,871,577      4,872,557    4,964,136         --         --
   Shares Issued in Lieu of
      Cash Distributions            12,023        6,208          8,088        4,890         --         --
   Shares Redeemed              (4,735,070)  (4,927,365)    (4,907,381)  (5,018,093)        --         --
----------------------------------------------------------------------------------------------------------
   Total Class A Transactions      (65,184)     (49,580)       (26,736)     (49,067)        --         --
----------------------------------------------------------------------------------------------------------
   CLASS B:
   Shares Issued                        --           --      1,146,940      868,374    540,401    586,796
   Shares Issued in Lieu of
      Cash Distributions                --           --          4,289        2,485        108         77
   Shares Redeemed                      --           --     (1,127,124)    (836,975)  (523,829)  (555,999)
----------------------------------------------------------------------------------------------------------
   Total Class B Transactions           --           --         24,105       33,884     16,680     30,874
----------------------------------------------------------------------------------------------------------
   CLASS C:
   Shares Issued                        --           --        278,438      270,416         --         --
   Shares Redeemed                      --           --       (286,791)    (269,680)        --         --
----------------------------------------------------------------------------------------------------------
   Total Class C Transactions           --           --         (8,353)         736         --         --
----------------------------------------------------------------------------------------------------------
   Increase (Decrease) in
      Capital Shares               (65,184)     (49,580)       (10,984)     (14,447)    16,680     30,874
----------------------------------------------------------------------------------------------------------

Amounts designated as "--" are either $0 or have been rounded to $0.

----------------------------------------------------------------------------------------------------------
                                      NEW JERSEY                   NEW YORK               CALIFORNIA
                                       MUNICIPAL                   MUNICIPAL               MUNICIPAL
                                       BOND FUND                   BOND FUND               BOND FUND
----------------------------------------------------------------------------------------------------------
                                      2006         2005           2006         2005       2006       2005
----------------------------------------------------------------------------------------------------------
Shares Issued and Redeemed:

   CLASS A:
   Shares Issued                     3,140        2,160          4,701        2,574      6,779      4,055
   Shares Issued in Lieu of
      Cash Distributions               269          226            410          344        652        587
   Shares Redeemed                  (1,824)      (2,042)        (1,992)      (2,243)    (6,161)    (4,219)
----------------------------------------------------------------------------------------------------------
   Total Class A Transactions        1,585          344          3,119          675      1,270        423
----------------------------------------------------------------------------------------------------------
   Increase in Capital Shares        1,585          344          3,119          675      1,270        423
----------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
96                        SEI Tax Exempt Trust / Annual Report / August 31, 2006

---------------------------------------------------------------------------------------------------------------------------
                                     INTERMEDIATE-              SHORT DURATION            PENNSYLVANIA      MASSACHUSETTS
                                    TERM MUNICIPAL                 MUNICIPAL                MUNICIPAL         MUNICIPAL
                                         FUND                        FUND                   BOND FUND         BOND FUND
---------------------------------------------------------------------------------------------------------------------------
                                      2006         2005           2006         2005       2006       2005     2006    2005
---------------------------------------------------------------------------------------------------------------------------
Shares Issued and Redeemed:

   CLASS A:
   Shares Issued                    31,589       25,264         15,808       11,921      1,963      1,124      903     599
   Shares Issued in Lieu of
      Cash Distributions             3,164        2,818            422          142        228        246      158     147
   Shares Redeemed                 (26,686)     (22,140)        (7,773)      (6,184)    (1,196)    (1,502)  (1,172)   (886)
---------------------------------------------------------------------------------------------------------------------------
   Total Class A Transactions        8,067        5,942          8,457        5,879        995       (132)    (111)   (140)
---------------------------------------------------------------------------------------------------------------------------
   CLASS B:
   Shares Issued                        --           --             --           --        647        377       --      --
   Shares Issued in Lieu of
      Cash Distributions                --           --             --           --         44         58       --      --
   Shares Redeemed                      --           --             --           --       (644)    (1,071)      --      --
---------------------------------------------------------------------------------------------------------------------------
   Total Class B Transactions           --           --             --           --         47       (636)      --      --
---------------------------------------------------------------------------------------------------------------------------
   CLASS C:
   Shares Issued                        --           --             --           --         --         --       --      --
   Shares Redeemed                      --           --             --           --         --         --       --      --
---------------------------------------------------------------------------------------------------------------------------
   Total Class C Transactions           --           --             --           --         --         --       --      --
---------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in
      Capital Shares                 8,067        5,942          8,457        5,879      1,042       (768)    (111)   (140)
---------------------------------------------------------------------------------------------------------------------------

10. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB interpretation 48 ("FIN 48"), "ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more-likely-than-not to be sustained as of the adoption date. As of August 31, 2006, the Funds have not evaluated the impact that will result, if any, from adopting FIN 48.

In September 2006, the Financial Accounting Standards Board (FASB) issued STATEMENT ON FINANCIAL ACCOUNTING STANDARDS (SFAS) NO. 157, "FAIR VALUE MEASUREMENTS." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of August 31, 2006, the Funds do not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported in the financial statements for a fiscal period.




--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2006                        97

TRUSTEES AND OFFICERS OF THE TRUST (Unaudited)



The following information is current as of October 20, 2006.

Set forth below are the names, addresses, ages, position with the Trust, Term of Office and Length of Time Served, the principal occupations for the last five years, number of portfolios in fund complex overseen by trustee, and other directorships outside the fund complex of each of the persons currently serving as Trustees and Officers of the Trust. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-800-342-5734.

------------------------------------------------------------------------------------------------------------------------------------
                                      TERM OF                                           NUMBER OF
                                      OFFICE                                           PORTFOLIOS
                                        AND                   PRINCIPAL                  IN FUND
       NAME           POSITION(S)    LENGTH OF              OCCUPATION(S)                COMPLEX           OTHER DIRECTORSHIPS
     ADDRESS,          HELD WITH       TIME                  DURING PAST                OVERSEEN                 HELD BY
      AND AGE           TRUSTS       SERVED 1                FIVE YEARS               BY TRUSTEE 2               TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
-------------------
Robert A. Nesher       Chairman     since 1982    Currently performs various               72         Trustee of The Advisors' Inner
One Freedom             of the                    services on behalf of SEI for                       Circle Fund, The Advisors'
Valley Drive,          Board of                   which Mr. Nesher is compensated.                    Inner Circle Fund II, Bishop
Oaks, PA 19456         Trustees*                                                                      Street Funds, Director of
60 yrs. old                                                                                           SEI Global Master Fund, plc,
                                                                                                      SEI Global Assets Fund, plc,
                                                                                                      SEI Global Investments Fund,
                                                                                                      plc, SEI Investments Global,
                                                                                                      Limited, SEI Investments --
                                                                                                      Global Fund Services, Limited,
                                                                                                      SEI Investments (Europe),
                                                                                                      Limited, SEI Investments --
                                                                                                      Unit Trust Management (UK),
                                                                                                      Limited, SEI Global Nominee
                                                                                                      Ltd., SEI Opportunity Master
                                                                                                      Fund, L.P., SEI Opportunity
                                                                                                      Fund, L.P. and SEI Multi-
                                                                                                      Strategy Funds plc.
------------------------------------------------------------------------------------------------------------------------------------
William M. Doran       Trustee*     since 1982    Self-employed consultant since           72         Trustee of The Advisors' Inner
1701 Market Street                                2003. Partner, Morgan, Lewis &                      Circle Fund, The Advisors'
Philadelphia, PA                                  Bockius LLP (law firm) from 1976                    Inner Circle Fund II, Director
19103                                             to 2003, counsel to the Trust,                      of SEI since 1974. Director of
66 yrs. old                                       SEI, SIMC, the Administrator and                    the Distributor since 2003.
                                                  the Distributor. Secretary of SEI                   Director of SEI Investments --
                                                  since 1978.                                         Global Fund Services, Limited,
                                                                                                      SEI Investments Global,
                                                                                                      Limited, SEI Investments
                                                                                                      (Europe), Limited, SEI
                                                                                                      Investments (Asia), Limited
                                                                                                      and SEI Asset Korea Co., Ltd.
------------------------------------------------------------------------------------------------------------------------------------
TRUSTEES
--------
F. Wendell Gooch        Trustee     since 1982    Retired                                  72         Trustee of STI Classic Funds
One Freedom                                                                                           and STI Classic Variable
Valley Drive,                                                                                         Trust.
Oaks, PA 19456
73 yrs. old
------------------------------------------------------------------------------------------------------------------------------------
James M. Storey         Trustee     since 1995    Attorney, sole practitioner since        72         Trustee of The Advisors' Inner
One Freedom                                       1994. Partner, Dechert Price                        Circle Fund, The Advisors'
Valley Drive,                                     & Rhoads, September 1987-                           Inner Circle Fund II,
Oaks, PA 19456                                    December 1993.                                      Massachusetts Health and
75 yrs. old                                                                                           Education Tax-Exempt Trust,
                                                                                                      and U.S. Charitable Gift
                                                                                                      Trust.
------------------------------------------------------------------------------------------------------------------------------------

*MESSRS. NESHER AND DORAN ARE TRUSTEES WHO MAY BE DEEMED AS "INTERESTED" PERSONS
 OF THE TRUST AS THAT TERM IS DEFINED IN THE 1940 ACT BY VIRTUE OF THEIR AFFILIATION WITH SIMC AND THE TRUST'S DISTRIBUTOR.
1EACH TRUSTEE SHALL HOLD OFFICE DURING THE LIFETIME OF THIS TRUST UNTIL THE
 ELECTION AND QUALIFICATION OF HIS OR HER SUCCESSOR, OR UNTIL HE OR SHE SOONER DIES, RESIGNS OR IS REMOVED IN ACCORDANCE WITH THE TRUST'S DECLARATION OF TRUST.
2THE FUND COMPLEX INCLUDES THE FOLLOWING TRUSTS: SEI ASSET ALLOCATION TRUST, SEI
 DAILY INCOME TRUST, SEI INDEX FUNDS, SEI INSTITUTIONAL INVESTMENTS TRUST, SEI INSTITUTIONAL INTERNATIONAL TRUST, SEI INSTITUTIONAL MANAGED TRUST, SEI LIQUID ASSET TRUST AND SEI TAX EXEMPT TRUST.




--------------------------------------------------------------------------------
98                        SEI Tax Exempt Trust / Annual Report / August 31, 2006

------------------------------------------------------------------------------------------------------------------------------------
                                      TERM OF                                           NUMBER OF
                                      OFFICE                                           PORTFOLIOS
                                        AND                   PRINCIPAL                  IN FUND
       NAME           POSITION(S)    LENGTH OF              OCCUPATION(S)                COMPLEX           OTHER DIRECTORSHIPS
     ADDRESS,          HELD WITH       TIME                  DURING PAST                OVERSEEN                 HELD BY
      AND AGE           TRUSTS       SERVED 1                FIVE YEARS               BY TRUSTEE 2               TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
TRUSTEES (CONTINUED)
--------------------
George                  Trustee     since 1996    Self-Employed Consultant,                72         Trustee of The Advisors' Inner
J. Sullivan, Jr.                                  Newfound Consultants Inc. since                     Circle Fund, The Advisors'
One Freedom                                       April 1997.                                         Inner Circle Fund II, State
Valley Drive                                                                                          Street Navigator Securities
Oaks, PA 19456                                                                                        Lending Trust, SEI Opportunity
63 yrs. old                                                                                           Master Fund, L.P., and SEI
                                                                                                      Opportunity Fund, L.P.
------------------------------------------------------------------------------------------------------------------------------------
Rosemarie B. Greco      Trustee     since 1999    Director, Governor's Office              72         Director, Sonoco, Inc.;
One Freedom'                                      of Health Care Reform,                              Director, Exelon Corporation;
Valley Drive                                      Commonwealth of Pennsylvania                        Trustee, Pennsylvania Real
Oaks, PA 19456                                    since 2003. Founder and                             Estate Investment Trust.
60 yrs. old                                       Principal, Grecoventures Ltd.
                                                  from 1999 to 2002.
------------------------------------------------------------------------------------------------------------------------------------
Nina Lesavoy            Trustee     since 2003    Managing Partner, Cue Capital            72         Director of SEI Opportunity
One Freedom                                       since March 2002, Managing                          Master Fund, L.P., and SEI
Valley Drive,                                     Partner and Head of Sales,                          Opportunity Fund, L.P.
Oaks, PA 19456                                    Investorforce, March
49 yrs. old                                       2000-December 2001; Global
                                                  Partner working for the CEO,
                                                  Invesco Capital, January
                                                  1998-January 2000. Head of Sales
                                                  and Client Services, Chancellor
                                                  Capital and later LGT Asset
                                                  Management, 1986-2000.
------------------------------------------------------------------------------------------------------------------------------------
James M. Williams       Trustee     since 2004    Vice President and Chief                 72         Trustee/Director of Ariel
One Freedom                                       Investment Officer, J. Paul Getty                   Mutual Funds, SEI Opportunity
Valley Drive,                                     Trust, Non-Profit Foundation for                    Master Fund, L.P., and SEI
Oaks, PA 19456                                    Visual Arts, since December 2002.                   Opportunity Fund, L.P.
59 yrs. old                                       President, Harbor Capital
                                                  Advisors and Harbor Mutual Funds,
                                                  2000-2002. Manager, Pension Asset
                                                  Management, Ford Motor Company,
                                                  1997-1999.
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS
--------
Robert A. Nesher       President    since 2005    Currently performs various               N/A                     N/A
One Freedom              & CEO                    services on behalf of SEI for
Valley Drive,                                     which Mr. Nesher is compensated.
Oaks, PA 19456
60 yrs. old
------------------------------------------------------------------------------------------------------------------------------------
Stephen F. Panner     Controller    since 2005    Fund Accounting Director of the          N/A                     N/A
One Freedom            and Chief                  Administrator since 2005. Fund
Valley Drive,          Financial                  Administration Manager, Old
Oaks, PA 19456          Officer                   Mutual Fund Services, 2000-2005.
36 yrs. old                                       Chief Financial Officer,
                                                  Controller and Treasurer, PBHG
                                                  Funds and PBHG Insurance Series
                                                  Fund, 2004-2005. Assistant
                                                  Treasurer, PBHG Funds and PBHG
                                                  Insurance Series Fund, 2000-2004.
                                                  Assistant Treasurer, Old Mutual
                                                  Advisors Fund, 2004-2005.
------------------------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2006                        99

TRUSTEES AND OFFICERS OF THE TRUST (Unaudited) (Concluded)



------------------------------------------------------------------------------------------------------------------------------------
                                      TERM OF                                          NUMBER OF
                                      OFFICE                                           PORTFOLIOS
                                        AND                   PRINCIPAL                 IN FUND
        NAME          POSITION(S)    LENGTH OF              OCCUPATION(S)               COMPLEX            OTHER DIRECTORSHIPS
      ADDRESS,         HELD WITH       TIME                  DURING PAST                OVERSEEN                 HELD BY
      AND AGE           TRUSTS       SERVED 1                FIVE YEARS               BY TRUSTEE 2               TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS (CONTINUED)
--------------------
Russell Emery           Chief       since 2006    Chief Compliance Officer of SEI         N/A                      N/A
One Freedom           Compliance                  Opportunity Master Fund, L.P.,
Valley Drive           Officer                    SEI Opportunity Fund, L.P.,
Oaks, PA 19456                                    Bishop Street Funds, SEI
43 yrs. old                                       Institutional Managed Trust, SEI
                                                  Asset Allocation Trust, SEI
                                                  Institutional International
                                                  Trust, SEI Index Funds, SEI
                                                  Liquid Asset Trust, SEI Daily
                                                  Income Trust, SEI Tax Exempt
                                                  Trust, SEI Institutional
                                                  Investments Trust, The Advisors'
                                                  Inner Circle Fund and the
                                                  Advisors' Inner Circle Fund II,
                                                  since March 2006. Director of
                                                  Investment Product Management and
                                                  Development of SIMC, February
                                                  2003-March 2006. Senior
                                                  Investment Analyst--Equity Team
                                                  of SEI, March 2000-February 2003.
------------------------------------------------------------------------------------------------------------------------------------
Timothy D. Barto        Vice        since 2002    General Counsel, Vice President         N/A                      N/A
One Freedom           President                   and Secretary of SIMC and
Valley Drive             and                      the Administrator since 2004.
Oaks, PA 19456        Secretary                   Vice President and Assistant
38 yrs. old                                       Secretary of SEI since 2001.
                                                  Vice President of SIMC and the
                                                  Administrator since 1999.
                                                  Assistant Secretary of SIMC,
                                                  the Administrator and the
                                                  Distributor and Vice President of
                                                  the Distributor, 1999-2003.
------------------------------------------------------------------------------------------------------------------------------------
Sofia A. Rosala         Vice        since 2004    Vice President and Assistant            N/A                      N/A
One Freedom           President                   Secretary of SIMC and the
Valley Drive             and                      Administrator since 2005.
Oaks, PA 19456        Assistant                   Compliance Officer of SEI,
32 yrs. old           Secretary                   September 2001-2004. Account and
                                                  Product Consultant, SEI Private
                                                  Trust Company, 1998-2001.
------------------------------------------------------------------------------------------------------------------------------------
James Ndiaye            Vice        since 2005    Vice President and Assistant            N/A                      N/A
One Freedom           President                   Secretary of SIMC since 2005.
Valley Drive             and                      Vice President, Deutsche Asset
Oaks, PA 19456        Assistant                   Management (2003-2004).
38 yrs. old           Secretary                   Associate, Morgan, Lewis &
                                                  Bockius LLP (2000-2003).
                                                  Assistant Vice President, ING
                                                  Variable Annuities Group
                                                  (1999-2000).
------------------------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
100                       SEI Tax Exempt Trust / Annual Report / August 31, 2006

------------------------------------------------------------------------------------------------------------------------------------
                                      TERM OF                                           NUMBER OF
                                      OFFICE                                           PORTFOLIOS
                                        AND                   PRINCIPAL                  IN FUND
        NAME          POSITION(S)    LENGTH OF              OCCUPATION(S)                COMPLEX           OTHER DIRECTORSHIPS
      ADDRESS,         HELD WITH       TIME                  DURING PAST                OVERSEEN                 HELD BY
      AND AGE           TRUSTS       SERVED 1                FIVE YEARS               BY TRUSTEE 2               TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS (CONTINUED)
--------------------
Michael T. Pang          Vice       since 2005    Vice President and Assistant            N/A                      N/A
One Freedom           President                   Secretary of SIMC since 2005.
Valley Drive             and                      Counsel, Caledonian Bank &
Oaks, PA 19456        Assistant                   Trust's Mutual Funds Group
34 yrs. old           Secretary                   (2004). Counsel, Permal Asset
                                                  Management (2001-2004).
                                                  Associate, Schulte, Roth &
                                                  Zabel's Investment Management
                                                  Group (2000-2001). Staff
                                                  Attorney, U.S. SEC's Division of
                                                  Enforcement, Northeast Regional
                                                  Office (1997-2000).
------------------------------------------------------------------------------------------------------------------------------------
John J. McCue            Vice       since 2004    Director of Portfolio                   N/A                      N/A
One Freedom           President                   Implementations for SIMC since
Valley Drive                                      1995. Managing Director of Money
Oaks, PA 19456                                    Market Investments for SIMC since
43 yrs. old                                       2003.
------------------------------------------------------------------------------------------------------------------------------------
Nicole Welch          Anti-Money    since 2005    Assistant Vice President and            N/A                      N/A
One Freedom           Laundering                  Anti-Money Laundering Compliance
Valley Drive          Compliance                  Coordinator of SEI since 2005.
Oaks, PA 19456         Officer                    Compliance Analyst, TD Waterhouse
29 yrs. old                                       (2004). Senior Compliance
                                                  Analyst, UBS Financial Services
                                                  (2002-2004). Knowledge Management
                                                  Analyst, PriceWaterhouseCoopers
                                                  Consulting (2000-2002).
------------------------------------------------------------------------------------------------------------------------------------

1EACH TRUSTEE SHALL HOLD OFFICE DURING THE LIFETIME OF THIS TRUST UNTIL THE
 ELECTION AND QUALIFICATION OF HIS OR HER SUCCESSOR, OR UNTIL HE OR SHE SOONER DIES, RESIGNS OR IS REMOVED IN ACCORDANCE WITH THE TRUST'S DECLARATION OF TRUST.
2THE FUND COMPLEX INCLUDES THE FOLLOWING TRUSTS: SEI ASSET ALLOCATION TRUST, SEI
 DAILY INCOME TRUST, SEI INDEX FUNDS, SEI INSTITUTIONAL INVESTMENTS TRUST, SEI INSTITUTIONAL INTERNATIONAL TRUST, SEI INSTITUTIONAL MANAGED TRUST, SEI LIQUID ASSET TRUST AND SEI TAX EXEMPT TRUST.




--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2006                       101

Disclosure of Fund Expenses (Unaudited)



All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons, because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.




--------------------------------------------------------------------------------
102                       SEI Tax Exempt Trust / Annual Report / August 31, 2006

                              BEGINNING      ENDING                  EXPENSES
                               ACCOUNT      ACCOUNT     ANNUALIZED     PAID
                                VALUE        VALUE       EXPENSE      DURING
                                3/1/06      8/31/06       RATIOS     PERIOD*
-----------------------------------------------------------------------------
TAX FREE FUND
-----------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                       $ 1,000.00   $ 1,015.30     0.45%       $ 2.29

HYPOTHETICAL 5% RETURN
Class A                       $ 1,000.00   $ 1,022.94     0.45%       $ 2.29
-----------------------------------------------------------------------------
INSTITUTIONAL TAX FREE FUND
-----------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                       $ 1,000.00   $ 1,015.90     0.33%       $ 1.68
Class B                         1,000.00     1,014.40     0.63          3.20
Class C                         1,000.00     1,013.40     0.83          4.21

HYPOTHETICAL 5% RETURN
Class A                       $ 1,000.00   $ 1,023.52     0.33%       $ 1.68
Class B                         1,000.00     1,021.99     0.63          3.22
Class C                         1,000.00     1,020.97     0.83          4.24

-----------------------------------------------------------------------------
MASSACHUSETTS TAX FREE MONEY MARKET FUND
-----------------------------------------------------------------------------
ACTUAL FUND RETURN
Class B                       $ 1,000.00   $ 1,014.60     0.55%       $ 2.74

HYPOTHETICAL 5% RETURN
Class B                       $ 1,000.00   $ 1,022.45     0.54%       $ 2.76
-----------------------------------------------------------------------------
INTERMEDIATE-TERM MUNICIPAL FUND
-----------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                       $ 1,000.00   $ 1,018.90     0.60%       $ 3.05

HYPOTHETICAL 5% RETURN
Class A                       $ 1,000.00   $ 1,022.14     0.60%       $ 3.06
-----------------------------------------------------------------------------
SHORT DURATION MUNICIPAL FUND
-----------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                       $ 1,000.00   $ 1,014.60     0.60%       $ 3.05

HYPOTHETICAL 5% RETURN
Class A                       $ 1,000.00   $ 1,022.14     0.60%       $ 3.06


                              BEGINNING      ENDING                  EXPENSES
                               ACCOUNT      ACCOUNT     ANNUALIZED     PAID
                                VALUE        VALUE       EXPENSE      DURING
                                3/1/06      8/31/06       RATIOS     PERIOD*
-----------------------------------------------------------------------------
PENNSYLVANIA MUNICIPAL BOND FUND
-----------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                       $ 1,000.00   $ 1,016.40     0.60%       $ 3.05
Class B                         1,000.00     1,017.00     0.48        $ 2.44

HYPOTHETICAL 5% RETURN
Class A                       $ 1,000.00   $ 1,022.14     0.60%       $ 3.06
Class B                         1,000.00     1,022.76     0.48        $ 2.45
-----------------------------------------------------------------------------
MASSACHUSETTS MUNICIPAL BOND FUND
-----------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                       $ 1,000.00   $ 1,017.10     0.60%       $ 3.05

HYPOTHETICAL 5% RETURN
Class A                       $ 1,000.00   $ 1,022.14     0.60%       $ 3.06
-----------------------------------------------------------------------------
NEW JERSEY MUNICIPAL BOND FUND
-----------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                       $ 1,000.00   $ 1,016.40     0.60%       $ 3.05

HYPOTHETICAL 5% RETURN
Class A                       $ 1,000.00   $ 1,022.14     0.60%       $ 3.06
-----------------------------------------------------------------------------
NEW YORK MUNICIPAL BOND FUND
-----------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                       $ 1,000.00   $ 1,016.40     0.60%       $ 3.05

HYPOTHETICAL 5% RETURN
Class A                       $ 1,000.00   $ 1,022.14     0.60%       $ 3.06
-----------------------------------------------------------------------------
CALIFORNIA MUNICIPAL BOND FUND
-----------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                       $ 1,000.00   $ 1,015.80     0.60%       $ 3.05

HYPOTHETICAL 5% RETURN
Class A                       $ 1,000.00   $ 1,022.14     0.60%       $ 3.06




*EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE
 AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/365 (TO REFLECT THE ONE-HALF YEAR PERIOD SHOWN).




--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2006                       103

Board of Trustees Considerations in Approving the
Continuation of Advisory and Sub-Advisory Agreements

(Unaudited)


The SEI Tax Exempt Trust ("the Trust") and SEI Investments Management Corporation ("SIMC") have entered into an investment advisory agreement (the "Advisory Agreement"). Pursuant to the Advisory Agreement, SIMC oversees the investment advisory services provided to each series of the Trust (each, a "Fund" and, collectively, the "Funds") and may manage the cash portion of the Funds' assets. Pursuant to separate sub-advisory agreements (the "Sub-Advisory Agreements" and, together with the Advisory Agreement, the "Investment Advisory Agreements") with SIMC, and under the supervision of SIMC and the Trust's Board of Trustees (the "Board"), the Sub-Advisers are responsible for the day-to-day investment management of all or a discrete portion of the assets of the Funds. The Sub-Advisers also are responsible for managing their employees who provide services to these Funds. The Sub-Advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively each Sub-Adviser's skills and investment results in managing assets for specific asset classes, investment styles and strategies.

The Investment Company Act of 1940, as amended (the "1940 Act"), requires that the initial approval of, as well as the continuation of, each Fund's Investment Advisory Agreements must be specifically approved: (i) by the vote of the Board of Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreements or "interested persons" of any party (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. In connection with their consideration of such approvals, the Fund's Trustees must request and evaluate, and SIMC and the Sub-Advisers are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Advisory Agreements. In addition, the Securities and Exchange Commission ("SEC") takes the position that, as part of their fiduciary duties with respect to a mutual fund's fees, mutual fund boards are required to evaluate the material factors applicable to a decision to approve an Investment Advisory Agreement.

Consistent with these responsibilities, the Trust's Board of Trustees calls and holds meetings each year that are dedicated to considering whether to renew the Investment Advisory Agreements between the Trust and SIMC, and SIMC and each of the Sub-Advisers with respect to the Funds of the Trust. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC and the Sub-Advisers, including information about SIMC's and the Sub-Advisers' affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from Fund counsel and independent counsel to the Independent Trustees regarding the responsibilities of Trustees in connection with their consideration of whether to approve the Trust's Investment Advisory Agreements. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive session outside the presence of Fund management, and participate in question and answer sessions with representatives of SIMC and the Sub-Advisers.

Specifically, the Board requested and received written materials from SIMC and each Sub-Adviser regarding: (a) the quality of SIMC's and the Sub-Adviser's investment management and other services; (b) SIMC's and the Sub-Adviser's investment management personnel; (c) SIMC's and the Sub-Adviser's operations and financial condition; (d) SIMC's and the Sub-Adviser's brokerage practices (including any soft dollar arrangements) and investment strategies; (e) the level of the advisory fees that SIMC and each Sub-Adviser charge a Fund compared with the fees each charge to comparable mutual funds; (f) a Fund's overall fees and operating expenses compared with similar mutual funds; (g) the level of SIMC's and each Sub-Adviser's profitability from its Fund-related operations;
(h) SIMC's and the Sub-Adviser's compliance systems; (i) SIMC's and the Sub-Adviser's policies on and compliance procedures for personal securities transactions; (j) SIMC's and the Sub-Adviser's reputation, expertise and resources in domestic and/or international financial markets; and (k) each Fund's performance compared with similar mutual funds.

At the February 23, 2005, March 8, 2006 and March 9, 2006 meetings of the Board of Trustees, the Trustees, including a majority of the Independent Trustees, approved the Investment Advisory Agreements and approved the selection of SIMC and the Sub-Advisers to act in their respective capacities for the Funds. The Board's approval was based on its consideration and evaluation of a variety of specific factors discussed at the meetings and at prior meetings, including:

o the nature, extent and quality of the services provided to the Funds under the Investment Advisory Agreements, including the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds;

o each Fund's investment performance and how it compared to that of other comparable mutual funds;

o each Fund's expenses under each Investment Advisory Agreement and how those expenses compared to those of other comparable mutual funds;


--------------------------------------------------------------------------------
104                       SEI Tax Exempt Trust / Annual Report / August 31, 2006

Board of Trustees Considerations in Approving the
Continuation of Advisory and Sub-Advisory Agreements

(Unaudited) (Continued)


o the profitability of SIMC and the Sub-Advisers and their affiliates with respect to each Fund, including both direct and indirect benefits accruing to SIMC and the Sub-Advisers and their affiliates; and

o the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Investment Advisory Agreements reflect those economies of scale for the benefit of Fund investors.

NATURE, EXTENT AND QUALITY OF SERVICES. The Board of Trustees considered the nature, extent and quality of the services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, SIMC's and the Sub-Advisers' personnel, experience, track record and compliance program. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds supported renewal of the Investment Advisory Agreements.

FUND PERFORMANCE. The Board of Trustees considered Fund performance in determining whether to renew the Investment Advisory Agreements. Specifically, the Trustees considered each Fund's performance relative to its peer group and appropriate indices/benchmarks in light of total return, yield and market trends. As part of this review, the Trustees considered the composition of the peer group and selection criteria. In evaluating performance, the Trustees considered both market risk and shareholder risk expectations for a given Fund. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of the Funds supported renewal of the Investment Advisory Agreements.

FUND EXPENSES. With respect to the Funds' expenses under the Investment Advisory Agreements, the Trustees considered the rate of compensation called for by the Investment Advisory Agreements and each Fund's net operating expense ratio in comparison to those of other comparable mutual funds. The Trustees also considered information about average expense ratios of comparable mutual funds in each Fund's respective peer group. Finally, the Trustees considered the effects of SIMC's voluntary waiver of management and other fees and the Sub-Advisers' fees to prevent total Fund expenses from exceeding a specified cap, and that SIMC and the Sub-Advisers, through waivers, have maintained the Funds' net operating expenses at competitive levels for their respective distribution channels. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable, and supported renewal of the Investment Advisory Agreements.

PROFITABILITY. With regard to profitability, the Trustees considered all compensation flowing to SIMC and the Sub-Advisers and their affiliates, directly or indirectly. The Trustees considered whether the varied levels of compensation and profitability under the Investment Advisory Agreements and other service agreements were reasonable and justified in light of the quality of all services rendered to the Funds by SIMC and the Sub-Advisers and their affiliates. When considering the profitability of the Sub-Advisors, the Board took into account the fact that the Sub-Advisors are compensated by SIMC, and not by the Funds directly, and such compensation with respect to any Sub-Advisor reflects an arms-length negotiation between the Sub-Advisor and SIMC. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of SIMC and the Sub-Advisers is reasonable, and supported renewal of the Investment Advisory Agreements.

ECONOMIES OF SCALE. The Trustees considered the existence of any economies of scale and whether those were passed along to a Fund's shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by SIMC and its affiliates. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the Funds obtain reasonable benefit from economies of scale.

Based on the Trustees' deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Investment Advisory Agreements and concluded that the compensation under the Investment Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of their deliberations, the Trustees did not identify any particular information that was all-important or controlling.




--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2006                       105

Notice to Shareholders (Unaudited)


For shareholders that do not have an August 31, 2006, taxable year end, this notice is for informational purposes only. For shareholders with an August 31, 2006, taxable year end, please consult your tax adviser as to the pertinence of this notice.

For the fiscal year ended August 31, 2006, the Funds are designating the following with regard to distributions paid during the year:

                                                                                                                        (F)
                                                                                                                     QUALIFYING
                                          (A)             (B)                                                         DIVIDEND
                                                       ORDINARY           (C)                             (E)          INCOME
                                       LONG-TERM        INCOME        TAX EXEMPT          (D)          DIVIDENDS      (15% TAX
                                      CAPITAL GAIN   DISTRIBUTIONS      INCOME           TOTAL         RECEIVED       RATE FOR
FUND                                  DISTRIBUTION    (TAX BASIS)    DISTRIBUTIONS   DISTRIBUTIONS   DEDUCTION (1)    QDI) (2)
--------------------------------------------------------------------------------------------------------------------------------
Tax Free                                  0.00%          0.00%           100.00%        100.00%          0.00%         0.00%
Institutional Tax Free                    0.00%          0.00%           100.00%        100.00%          0.00%         0.00%
Massachusetts Tax Free Money Market       0.00%          0.00%           100.00%        100.00%          0.00%         0.00%
Intermediate-Term Municipal               6.66%          0.08%            93.26%        100.00%          0.00%         0.00%
Short Duration Municipal                  0.00%          0.00%           100.00%        100.00%          0.00%         0.00%
Pennsylvania Municipal Bond               4.68%          0.01%            95.31%        100.00%          0.00%         0.00%
Massachusetts Municipal Bond             17.95%          0.01%            82.04%        100.00%          0.00%         0.00%
New Jersey Municipal Bond                 0.00%          0.00%           100.00%        100.00%          0.00%         0.00%
New York Municipal Bond                   9.09%          0.01%            90.90%        100.00%          0.00%         0.00%
California Municipal Bond                 7.47%          0.38%            92.15%        100.00%          0.00%         0.00%

                                          (G)             (H)              (I)
                                          U.S.         QUALIFIED        QUALIFIED
                                       GOVERNMENT      INTEREST         SHORT-TERM
FUND                                  INTEREST (3)    INCOME (4)     CAPITAL GAIN (5)
--------------------------------------------------------------------------------------
Tax Free                                 0.00%          92.73%            0.00%
Institutional Tax Free                   0.00%          93.76%            0.00%
Massachusetts Tax Free Money Market      0.00%          92.21%            0.00%
Intermediate-Term Municipal              0.07%          92.04%            0.00%
Short Duration Municipal                 0.00%          94.69%            0.00%
Pennsylvania Municipal Bond              0.00%          91.91%            0.00%
Massachusetts Municipal Bond             0.00%          91.55%            0.00%
New Jersey Municipal Bond                0.00%          92.32%            0.00%
New York Municipal Bond                  0.00%          92.65%            0.00%
California Municipal Bond                0.00%          91.87%            0.00%

(1) "Dividends Received Deduction" represent dividends which qualify for the corporate dividends received deduction.
(2) "Qualifying Dividend Income" represent qualifying dividends as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003. It is the intention of the Fund to designate the max amount permitted by law.
(3) "U.S. Government Interest" represent the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders who are residents of California, Connecticut or New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.
(4) "Qualified Interest Income" represent qualifying interest that is exempt from U.S. withholding tax when paid to foreign investors as created by the American Jobs Creation Act of 2004.
(5) "Qualified Short-Term Capital Gain" represent qualifying short-term capital gain that is exempt from U.S. withholding tax when paid to foreign investors as created by the American Jobs Creation Act of 2004.

Items (A), (B), ( C) and (D) are based on the percentage of each fund's total distribution.
Items (E) and (F) are based on the percentage of "Ordinary Income
Distributions."
Item (G) is based on the percentage of gross income of each Fund.
Item (H) is based on the percentage of net investment income distributions. Item (I) is based on the percentage of short-term capital gain distributions.

Please consult your tax adviser for proper treatment of this information. This notification should be kept with your permanent tax records.




--------------------------------------------------------------------------------
106                       SEI Tax Exempt Trust / Annual Report / August 31, 2006

Notes

Notes

Robert A. Nesher, CHAIRMAN

TRUSTEES

William M. Doran
F. Wendell Gooch
James M. Storey

George J. Sullivan, Jr.
Rosemarie B. Greco
Nina Lesavoy
James M. Williams

OFFICERS

Robert A. Nesher
PRESIDENT AND CHIEF EXECUTIVE OFFICER

Stephen F. Panner
CONTROLLER AND CHIEF FINANCIAL OFFICER

Russell Emery
CHIEF COMPLIANCE OFFICER

Timothy D. Barto
VICE PRESIDENT, SECRETARY

Sofia A. Rosala
VICE PRESIDENT, ASSISTANT SECRETARY

James Ndiaye
VICE PRESIDENT, ASSISTANT SECRETARY

Michael T. Pang
VICE PRESIDENT, ASSISTANT SECRETARY

John J. McCue
VICE PRESIDENT

Nicole Welch
ANTI-MONEY LAUNDERING COMPLIANCE OFFICER

INVESTMENT ADVISER
SEI Investments Management Corporation

ADMINISTRATOR
SEI Investments Global Funds Services

DISTRIBUTOR
SEI Investments Distribution Co.

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the SEI Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

FOR MORE INFORMATION, CALL
1 800 DIAL SEI
(1 800 342 5734)

SEI New ways.
    New answers.(R)
SEI Investments Distribution Co.
Oaks, PA 19456   1.800.DIAL.SEI (1.800.342.5734)





SEI-F-024 (8/06)

ITEM 2.    CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial expert is George J. Sullivan, Jr. Mr. Sullivan is an independent trustee as defined in Form N-CSR Item 3(a)(2).

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by KPMG LLP (KPMG) and Ernst & Young, LLP (E&Y) Related to the Trust

KPMG and E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

------------------------------------------------------------------------------------------------------------------------------
                                          2006 +                                                2005 ++
------------------------------------------------------------------------------------------------------------------------------
                   All fees and      All fees and      All other fees    All fees and      All fees and      All other fees
                   services to the   services to       and services to   services to the   services to       and services to
                   Trust that were   service           service           Trust that were   service           service
                   pre-approved      affiliates that   affiliates that   pre-approved      affiliates that   affiliates that
                                     were pre-         did not require                     were pre-         did not require
                                     approved          pre-approval                        approved          pre-approval
------------------------------------------------------------------------------------------------------------------------------
(a)     Audit          $187,600            N/A               N/A             $170,000            N/A                $0
        Fees (1)

------------------------------------------------------------------------------------------------------------------------------
(b)     Audit-           $ 0               $ 0               N/A                $0                $0                $0
        Related
        Fees
------------------------------------------------------------------------------------------------------------------------------
(c)     Tax              N/A               N/A               N/A                $0                $0                $0
        Fees

------------------------------------------------------------------------------------------------------------------------------
(d)     All              $ 0             $190,000          $60,630              $0                $0           $294,000(2)
        Other
        Fees
------------------------------------------------------------------------------------------------------------------------------


Notes:

     +   KPMG
     ++  E&Y
     (1) Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.
     (2) Includes fees for examination of the design of SEI's Anti Money Laundering Program framework, 404 Readiness Assistance for SEI and agreed upon procedures related to the requirement to perform an independent audit pursuant to Section 352 of the USA PATRIOT Act for SEI Funds I and amounts related to services provided in connection with the SAS70 reports on the hedge fund operations of the administrator.

(e)(1) All requests or applications for services to be provided by the independent auditor shall be submitted to the Chief Financial Officer ("CFO") of the Funds and must include a detailed description of the services proposed to be rendered. The Fund's CFO will determine whether such services (1) require specific pre-approval, (2) are included within the list of services that have received the general pre-approval of the Audit Committee or (3) have been previously pre-approved in connection with the independent auditor's annual engagement letter for the applicable year or otherwise.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial expert, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly scheduled meeting.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Funds, the investment advisor or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor's independence from the Funds, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Funds, and discussing with the independent auditor its methods and procedures for ensuring independence.


(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

           -------------------------------------------------------------
                                           2006 +           2005 ++
           -------------------------------------------------------------
            Audit-Related Fees               0%               0%

           -------------------------------------------------------------
            Tax Fees                         0%               0%

           -------------------------------------------------------------
            All Other Fees                   0%               0%

           -------------------------------------------------------------

            +  KPMG
            ++ E&Y

(f)        Not applicable.

(g)(1) The aggregate non-audit fees and services billed by KPMG for the fiscal year 2006 were $250,630. Non-audit fees consist of SAS No. 70 review of fund accounting and administration operations, attestation report in accordance with Rule 17 Ad-13, agreed upon procedures report over certain internal controls related to compliance with federal securities laws and regulations and tax consulting services for various service affiliates of the registrant.

(g)(2) The aggregate non-audit fees and services billed by E&Y for the 2005 fiscal year was $294,000.

(h) During the past fiscal year, Registrant's principal accountant provided certain non-audit services to Registrant's investment adviser or to entities controlling, controlled by, or under common control with Registrant's investment adviser that provide ongoing services to Registrant that were not subject to pre-approval pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. The audit committee of Registrant's Board of Trustees reviewed and considered these non-audit services provided by Registrant's principal accountant to Registrant's affiliates, including whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.    SCHEDULE OF INVESTMENTS

Included in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust has a standing Nominating Committee (the "Committee") currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Trust's Board of Trustees (the "Board"). Pursuant to the Committee's Charter, adopted on June 18th 2004, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Trust's office.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. Based on their evaluation, certifying officers have concluded that the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                                      SEI Tax Exempt Trust


By (Signature and Title)*                         /s/ Robert A. Nesher
                                                  ------------------------------
                                                  Robert A. Nesher
                                                  President & CEO
Date: November 9, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                         /s/ Robert A. Nesher
                                                  ------------------------------
                                                  Robert A. Nesher
                                                  President & CEO
Date: November 9, 2006


By (Signature and Title)*                         /s/ Stephen F. Panner
                                                  ------------------------------
                                                  Stephen F. Panner
                                                  Controller & CFO
Date: November 9, 2006


* Print the name and title of each signing officer under his or her signature.